UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Low Duration Bond Factor ETF Fidelity® Low Duration Bond Factor ETF : FLDR Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,362,441,807
Number of Holdings	359
Portfolio Turnover	23%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.3
AA - 26.3
A - 53.9
BBB - 7.7
BB - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 88.2
U.S. Treasury Obligations - 12.3
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 59.7
Australia - 9.0
Canada - 8.1
United Kingdom - 6.2
Netherlands - 3.4
Japan - 3.3
Germany - 3.2
France - 2.9
Spain - 1.2
Others - 3.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.3
American Honda Finance Corp	2.9
Morgan Stanley Bank NA	2.9
JPMorgan Chase & Co	2.6
Royal Bank of Canada	2.3
Toyota Motor Credit Corp	2.2
National Australia Bank Ltd	2.2
Goldman Sachs Group Inc/The	2.1
Caterpillar Financial Services Corp	2.0
Bank of America Corp	2.0
33.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915458.101    3089-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Limited Term Bond ETF Fidelity® Limited Term Bond ETF : FLTB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$378,485,334
Number of Holdings	1,037
Portfolio Turnover	66%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.5
AAA - 5.5
AA - 2.2
A - 25.6
BBB - 38.8
BB - 4.6
B - 3.2
CCC,CC,C - 0.5
D - 0.0
Not Rated - 3.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 71.0
U.S. Treasury Obligations - 14.5
Asset-Backed Securities - 8.3
CMOs and Other Mortgage Related Securities - 2.4
Bank Loan Obligations - 1.2
Foreign Government and Government Agency Obligations - 0.9
Preferred Securities - 0.5
U.S. Government Agency - Mortgage Securities - 0.0
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.6
United Kingdom - 5.6
Grand Cayman (UK Overseas Ter) - 3.3
Canada - 2.8
Germany - 1.9
France - 1.7
Ireland - 1.7
Japan - 1.6
Mexico - 1.2
Others - 4.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.5
JPMorgan Chase & Co	1.8
Morgan Stanley	1.8
Wells Fargo & Co	1.6
Bank of America Corp	1.5
Citigroup Inc	1.3
HSBC Holdings PLC	1.3
General Motors Financial Co Inc	1.1
Deutsche Bank AG/New York NY	1.1
Barclays PLC	1.0
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915448.101    2721-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Investment Grade Securitized ETF Fidelity® Investment Grade Securitized ETF : FSEC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$4,456,149,600
Number of Holdings	1,025
Portfolio Turnover	681%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 90.1
AAA - 14.9
AA - 0.8
A - 0.0
Not Rated - 20.3
Short-Term Investments and Net Other Assets (Liabilities) - (26.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 86.1
CMOs and Other Mortgage Related Securities - 25.0
Asset-Backed Securities - 10.8
U.S. Treasury Obligations - 4.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (26.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	30.7
Ginnie Mae II Pool	26.2
Freddie Mac Gold Pool	21.2
Freddie Mac Multifamily Structured pass-thru certificates	9.0
Uniform Mortgage Backed Securities	4.4
Fannie Mae Guaranteed REMIC	4.3
US Treasury Notes	2.6
Fannie Mae	2.1
Freddie Mac Non Gold Pool	1.6
US Treasury Bonds	1.4
103.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915469.101    6354-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Investment Grade Bond ETF Fidelity® Investment Grade Bond ETF : FIGB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 18	0.37%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$445,441,510
Number of Holdings	761
Portfolio Turnover	165%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.1
AAA - 4.1
AA - 0.4
A - 7.5
BBB - 14.4
BB - 2.0
B - 0.7
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 49.5
Corporate Bonds - 23.0
U.S. Government Agency - Mortgage Securities - 13.6
Asset-Backed Securities - 6.1
CMOs and Other Mortgage Related Securities - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.5
Grand Cayman (UK Overseas Ter) - 3.1
Ireland - 0.7
Mexico - 0.7
United Kingdom - 0.7
Bailiwick Of Jersey - 0.7
Germany - 0.4
Switzerland - 0.4
Netherlands - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.2
US Treasury Bonds	12.3
Uniform Mortgage Backed Securities	5.8
Ginnie Mae II Pool	4.0
Freddie Mac Gold Pool	1.8
Fannie Mae Mortgage pass-thru certificates	1.7
Charter Communications Operating LLC / Charter Communications Operating Capital	1.2
JPMorgan Chase & Co	1.1
Bank of America Corp	0.9
Wells Fargo & Co	0.8
66.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915468.101    6353-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Corporate Bond ETF Fidelity® Corporate Bond ETF : FCOR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$342,332,072
Number of Holdings	537
Portfolio Turnover	41%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.8
AA - 2.2
A - 25.1
BBB - 62.7
BB - 3.7
B - 0.4
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 92.3
U.S. Treasury Obligations - 3.8
Asset-Backed Securities - 1.5
CMOs and Other Mortgage Related Securities - 0.4
Preferred Securities - 0.3
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.1
United Kingdom - 4.0
Canada - 3.2
Ireland - 2.9
Germany - 1.4
Japan - 1.3
Netherlands - 0.9
France - 0.8
Switzerland - 0.8
Others - 2.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	3.5
JPMorgan Chase & Co	2.6
Broadcom Inc	2.3
Bank of America Corp	2.2
Boeing Co	2.0
Oracle Corp	1.9
Morgan Stanley	1.9
Wells Fargo & Co	1.7
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.5
Micron Technology Inc	1.5
21.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915447.101    2720-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Low Duration Bond ETF Fidelity® Low Duration Bond ETF : FLDB Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$405,281,064
Number of Holdings	396
Portfolio Turnover	57%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.1
AAA - 20.1
AA - 5.1
A - 31.0
BBB - 14.2
BB - 0.2
Not Rated - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 50.5
U.S. Treasury Obligations - 25.1
Asset-Backed Securities - 20.6
CMOs and Other Mortgage Related Securities - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.1
Canada - 5.3
United Kingdom - 4.3
Grand Cayman (UK Overseas Ter) - 2.9
Germany - 2.5
Netherlands - 2.4
Japan - 1.4
France - 1.1
Australia - 1.0
Others - 4.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.1
Bank of America Corp	1.6
Royal Bank of Canada	1.5
Goldman Sachs Group Inc/The	1.4
JPMorgan Chase & Co	1.4
Wells Fargo & Co	1.2
American Express Co	1.2
Athene Global Funding	1.1
GMF Floorplan Owner Revolving Trust	1.1
Barclays PLC	1.0
36.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917138.101    7578-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® AAA CLO ETF Fidelity® AAA CLO ETF : FAAA Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® AAA CLO ETF for the period February 10, 2026 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® AAA CLO ETF A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$19,996,653
Number of Holdings	62
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 74.1
Not Rated - 17.6
Short-Term Investments and Net Other Assets (Liabilities) - 8.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Asset-Backed Securities - 91.7
Short-Term Investments and Net Other Assets (Liabilities) - 8.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Grand Cayman (UK Overseas Ter) - 77.9
United States - 10.8
Bailiwick Of Jersey - 7.5
Bermuda - 2.5
Multi-national - 1.3

TOP HOLDINGS (% of Fund's net assets)
Ares Loan Funding VIII Ltd	3.8
Aimco Clo 23 Ltd	2.7
Oak Hill Credit Partners Ltd	2.5
Oaktree Clo Ltd	2.5
Rr 36 Ltd / Rr 36 LLC	2.5
Invesco US CLO Ltd	2.5
Magnetite Xxvi Ltd / Magnetite Xxvi LLC	2.5
Oak Hill Credit Partners	2.5
Oaktree CLO Ltd	2.5
Benefit Street Partners Clo Xx Ltd	2.5
26.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921383.100    9167-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Total Bond ETF Fidelity® Total Bond ETF : FBND Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$25,178,244,614
Number of Holdings	4,570
Portfolio Turnover	172%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.7
AAA - 5.0
AA - 0.6
A - 8.5
BBB - 13.6
BB - 4.1
B - 4.4
CCC,CC,C - 1.2
D - 0.0
Not Rated - 7.2
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.6
Corporate Bonds - 24.4
U.S. Government Agency - Mortgage Securities - 13.1
Asset-Backed Securities - 8.0
CMOs and Other Mortgage Related Securities - 6.3
Bank Loan Obligations - 4.6
Foreign Government and Government Agency Obligations - 1.1
Preferred Securities - 0.2
Preferred Stocks - 0.0
Options - 0.0
Common Stocks - 0.0
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Grand Cayman (UK Overseas Ter) - 3.8
United Kingdom - 1.3
Mexico - 1.1
Bailiwick Of Jersey - 0.9
Ireland - 0.7
Switzerland - 0.5
Germany - 0.4
France - 0.3
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.5
US Treasury Bonds	12.1
Fannie Mae Mortgage pass-thru certificates	4.6
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.1
JPMorgan Chase & Co	1.6
Uniform Mortgage Backed Securities	1.3
Bank of America Corp	1.1
Wells Fargo & Co	1.1
Morgan Stanley	1.0
61.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915449.101    2722-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Tactical Bond ETF Fidelity® Tactical Bond ETF : FTBD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 28	0.56%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$37,673,316
Number of Holdings	803
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 45.0
AAA - 1.1
AA - 0.2
A - 2.2
BBB - 10.7
BB - 15.4
B - 7.4
CCC,CC,C - 3.3
D - 0.0
Not Rated - 4.0
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 10.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.0
Corporate Bonds - 32.9
Foreign Government and Government Agency Obligations - 3.6
Asset-Backed Securities - 2.5
Preferred Securities - 2.3
Bank Loan Obligations - 1.6
CMOs and Other Mortgage Related Securities - 1.3
Preferred Stocks - 0.1
Municipal Securities - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 10.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.8
United Kingdom - 2.5
Canada - 2.3
Germany - 2.2
Brazil - 1.6
Mexico - 1.4
Luxembourg - 1.1
Guatemala - 0.8
Switzerland - 0.8
Others - 4.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	29.8
US Treasury Bonds	15.2
Petroleos Mexicanos	1.4
Charter Communications Operating LLC / Charter Communications Operating Capital	1.1
Brazilian Federative Republic	1.0
DPL LLC/Ohio	1.0
Bank of Nova Scotia/The	0.9
Millicom International Cellular SA	0.8
Dominican Republic	0.7
Enbridge Inc	0.6
52.5
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1.9915502.101    7324-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF

Semi-Annual Report
February 28, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Corporate Bond ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (c)	149,625	151,175
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (c)	124,688	126,452
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	143,550	147,632
Jersey Mike's Funding Series 2026-1A Class A2I, 4.952% 2/15/2056 (c)	800,000	810,534
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (c)	1,600,000	1,634,322
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	142,200	147,285
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	272,550	275,618
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	161,950	165,904
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	200,463	200,458
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	209,350	208,858
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	335,750	335,339
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (c)	264,338	267,333
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (c)	698,250	712,559
TOTAL UNITED STATES		5,183,469
TOTAL ASSET-BACKED SECURITIES (Cost $5,100,573)		5,183,469

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Truist Bank 2.25% 3/11/2030 (Cost $399,724)	400,000	369,712

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	152,000	155,821
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)	125,000	125,985
ELP Series 2025-ELP Class B, 5.0091% 11/13/2042 (b)(c)	697,000	702,461
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(c)	109,000	111,256
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.3415% 11/5/2037 (b)(c)	120,000	122,917
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (b)(c)(g)	100,000	100,250
TOTAL UNITED STATES		1,318,690
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,302,763)		1,318,690

Non-Convertible Corporate Bonds - 92.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Commonwealth Bank of Australia 3.784% 3/14/2032 (c)	850,000	820,827
Westpac Banking Corp 5.405% 8/10/2033 (b)	200,000	208,505
Westpac Banking Corp 5.618% 11/20/2035 (b)	1,400,000	1,465,438

TOTAL AUSTRALIA		2,494,770
BELGIUM - 0.4%
Financials - 0.4%
Banks - 0.4%
KBC Group NV 4.932% 10/16/2030 (b)(c)	882,000	904,577
KBC Group NV 6.324% 9/21/2034 (b)(c)	550,000	605,962

TOTAL BELGIUM		1,510,539
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 3.75% 7/8/2030	200,000	193,507
Vale Overseas Ltd 6.4% 6/28/2054	790,000	823,836

TOTAL BRAZIL		1,017,343
CANADA - 3.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.8% 3/15/2032	839,000	803,079
Rogers Communications Inc 4.55% 3/15/2052	144,000	117,583
TOTAL COMMUNICATION SERVICES		920,662
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (c)	419,000	401,028
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (c)	800,000	812,454
TOTAL CONSUMER STAPLES		1,213,482
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd 4.95% 6/1/2047	134,000	121,845
Canadian Natural Resources Ltd 5.4% 12/15/2034	400,000	414,309
Canadian Natural Resources Ltd 6.25% 3/15/2038	850,000	917,805
Canadian Natural Resources Ltd 6.5% 2/15/2037	400,000	439,726
Cenovus Energy Inc 2.65% 1/15/2032	539,000	489,913
Cenovus Energy Inc 3.75% 2/15/2052	350,000	253,585
Cenovus Energy Inc 5.4% 6/15/2047	172,000	161,741
Cenovus Energy Inc 6.75% 11/15/2039	33,000	36,891
Enbridge Inc 5.55% 6/20/2035	1,880,000	1,971,302
Enbridge Inc 6.2% 11/15/2030	360,000	389,704
Enbridge Inc 7.2% 6/27/2054 (b)	350,000	377,190
Suncor Energy Inc 6.85% 6/1/2039	166,000	186,729
TOTAL ENERGY		5,760,740
Financials - 0.4%
Insurance - 0.4%
Empower Finance 2020 LP 1.776% 3/17/2031 (c)	293,000	261,202
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	315,000	319,668
Fairfax Financial Holdings Ltd 6% 12/7/2033 (c)	60,000	64,135
Intact Financial Corp 5.459% 9/22/2032 (c)	567,000	596,211
TOTAL FINANCIALS		1,241,216
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Emera US Finance LP 2.639% 6/15/2031	330,000	302,790
Emera US Finance LP 3.55% 6/15/2026	921,000	919,134
Emera US Finance LP 4.75% 6/15/2046	426,000	368,321
TOTAL UTILITIES		1,590,245
TOTAL CANADA		10,726,345
FRANCE - 0.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA 4.25% 1/13/2031 (c)	549,000	549,895
Orange SA 4.75% 1/13/2033 (c)	452,000	457,270
Orange SA 5% 1/13/2036 (c)	800,000	803,518
TOTAL COMMUNICATION SERVICES		1,810,683
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.738% 2/20/2035 (b)(c)	60,000	63,555
BPCE SA 2.277% 1/20/2032 (b)(c)	410,000	369,227
Societe Generale SA 3% 1/22/2030 (c)	555,000	528,590
TOTAL FINANCIALS		961,372
TOTAL FRANCE		2,772,055
GERMANY - 1.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (c)	580,000	587,415
Financials - 0.3%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	566,000	524,653
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(c)	400,000	409,004
TOTAL FINANCIALS		933,657
Health Care - 0.9%
Pharmaceuticals - 0.9%
Bayer US Finance LLC 6.25% 1/21/2029 (c)	410,000	432,717
Bayer US Finance LLC 6.875% 11/21/2053 (c)	2,480,000	2,709,264
TOTAL HEALTH CARE		3,141,981
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (c)	163,000	163,409
TOTAL GERMANY		4,826,462
IRELAND - 2.9%
Financials - 1.5%
Consumer Finance - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	151,000	146,896
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	161,000	150,455
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	773,000	705,551
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	470,000	391,293
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	3,240,000	3,285,334
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	500,000	501,286
TOTAL FINANCIALS		5,180,815
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (c)	97,000	94,445
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (c)	600,000	601,436
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)	600,000	614,432
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	600,000	624,201
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	809,000	843,177
TOTAL INDUSTRIALS		2,777,691
Materials - 0.6%
Containers & Packaging - 0.6%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	780,000	807,640
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	650,000	677,478
Smurfit Westrock Financing DAC 5.418% 1/15/2035	427,000	443,169
TOTAL MATERIALS		1,928,287
TOTAL IRELAND		9,886,793
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	212,231
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,532

TOTAL ISRAEL		419,763
ITALY - 0.5%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 7.2% 11/28/2033 (c)	400,000	462,671
UniCredit SpA 1.982% 6/3/2027 (b)(c)	235,000	233,725
TOTAL FINANCIALS		696,396
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 4.375% 9/30/2030 (c)	614,000	617,137
Enel Finance International NV 5.5% 6/26/2034 (c)	539,000	562,315
TOTAL UTILITIES		1,179,452
TOTAL ITALY		1,875,848
JAPAN - 1.3%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
NTT Finance Corp 4.62% 7/16/2028 (c)	200,000	203,021
NTT Finance Corp 4.876% 7/16/2030 (c)	1,300,000	1,333,701
NTT Finance Corp 5.171% 7/16/2032 (c)	1,000,000	1,033,843
NTT Finance Corp 5.502% 7/16/2035 (c)	400,000	417,903
TOTAL COMMUNICATION SERVICES		2,988,468
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.856% 6/15/2035 (c)	1,280,000	1,385,206
TOTAL JAPAN		4,373,674
NETHERLANDS - 0.9%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(c)	1,200,000	1,246,407
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	436,000	393,868
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	84,000	85,455
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,191,000	1,216,605
TOTAL INFORMATION TECHNOLOGY		1,695,928
TOTAL NETHERLANDS		2,942,335
SPAIN - 0.6%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 2.749% 12/3/2030	260,000	238,927
CaixaBank SA 5.673% 3/15/2030 (b)(c)	550,000	573,549
CaixaBank SA 6.037% 6/15/2035 (b)(c)	750,000	804,833
TOTAL FINANCIALS		1,617,309
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)	298,000	290,975
TOTAL SPAIN		1,908,284
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 3.091% 5/14/2032 (b)(c)	725,000	678,431
UBS Group AG 3.126% 8/13/2030 (b)(c)	500,000	483,222
UBS Group AG 3.869% 1/12/2029 (b)(c)	160,000	159,488
UBS Group AG 4.194% 4/1/2031 (b)(c)	580,000	578,345

TOTAL SWITZERLAND		1,899,486
UNITED KINGDOM - 4.0%
Consumer Staples - 1.1%
Tobacco - 1.1%
BAT Capital Corp 2.726% 3/25/2031	3,780,000	3,524,876
BAT Capital Corp 5.834% 2/20/2031	184,000	196,789
TOTAL CONSUMER STAPLES		3,721,665
Financials - 2.4%
Banks - 2.4%
Barclays PLC 2.645% 6/24/2031 (b)	550,000	513,319
Barclays PLC 2.894% 11/24/2032 (b)	300,000	274,969
Barclays PLC 5.088% 6/20/2030 (b)	200,000	203,984
Barclays PLC 5.367% 2/25/2031 (b)	600,000	622,817
Barclays PLC 5.785% 2/25/2036 (b)	600,000	628,595
Barclays PLC 6.224% 5/9/2034 (b)	550,000	595,074
HSBC Holdings PLC 2.357% 8/18/2031 (b)	570,000	524,648
HSBC Holdings PLC 2.848% 6/4/2031 (b)	2,260,000	2,134,137
HSBC Holdings PLC 6.332% 3/9/2044 (b)	570,000	629,460
Lloyds Banking Group PLC 4.425% 11/4/2031 (b)	540,000	542,611
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	350,000	410,744
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)	418,000	427,877
Standard Chartered PLC 5.545% 1/21/2029 (b)(c)	408,000	418,663
Standard Chartered PLC 6.228% 1/21/2036 (b)(c)	420,000	458,295
TOTAL FINANCIALS		8,385,193
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (c)	135,000	132,225
180 Medical Inc 5.3% 10/8/2035 (c)	250,000	251,199
		383,424
Pharmaceuticals - 0.0%
Astrazeneca PLC 6.45% 9/15/2037	136,000	155,995
TOTAL HEALTH CARE		539,419
Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems PLC 1.9% 2/15/2031 (c)	425,000	382,883
BAE Systems PLC 5.3% 3/26/2034 (c)	650,000	684,372
		1,067,255
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (c)	156,537	145,427
TOTAL INDUSTRIALS		1,212,682
TOTAL UNITED KINGDOM		13,858,959
UNITED STATES - 74.7%
Communication Services - 6.4%
Diversified Telecommunication Services - 2.4%
AT&T Inc 3.55% 9/15/2055	762,000	515,890
AT&T Inc 3.65% 9/15/2059	775,000	521,643
AT&T Inc 4.3% 2/15/2030	412,000	415,910
AT&T Inc 4.5% 5/15/2035	153,000	149,107
AT&T Inc 6.05% 8/15/2056	1,400,000	1,424,990
Comcast Corp 2.937% 11/1/2056	1,455,000	848,515
Comcast Corp 5.5% 5/15/2064	380,000	350,024
Comcast Corp 6.05% 5/15/2055	950,000	972,757
Verizon Communications Inc 2.55% 3/21/2031	312,000	288,676
Verizon Communications Inc 3.7% 3/22/2061	875,000	605,320
Verizon Communications Inc 4.4% 11/1/2034	202,000	197,995
Verizon Communications Inc 5.875% 11/30/2055	1,440,000	1,449,642
Verizon Communications Inc 6% 11/30/2065	280,000	281,076
		8,021,545
Interactive Media & Services - 1.6%
Alphabet Inc 5.45% 11/15/2055	974,000	968,142
Alphabet Inc 5.7% 11/15/2075	1,000,000	999,343
Meta Platforms Inc 4.2% 11/15/2030	398,000	401,499
Meta Platforms Inc 4.6% 11/15/2032	431,000	438,229
Meta Platforms Inc 4.875% 11/15/2035	990,000	999,858
Meta Platforms Inc 5.5% 11/15/2045	540,000	533,499
Meta Platforms Inc 5.625% 11/15/2055	750,000	734,119
Meta Platforms Inc 5.75% 11/15/2065	540,000	526,064
		5,600,753
Media - 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)	443,000	422,546
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,140,000	994,592
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,498,000	1,497,168
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	980,000	655,375
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	105,000	79,995
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	461,000	384,239
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	640,000	607,698
Discovery Global Holdings Inc 3.755% 3/15/2027	80,000	79,751
Time Warner Cable LLC 4.5% 9/15/2042	273,000	215,291
Time Warner Cable LLC 5.5% 9/1/2041	580,000	518,799
Time Warner Cable LLC 5.875% 11/15/2040	354,000	332,055
Time Warner Cable LLC 7.3% 7/1/2038	358,000	387,427
		6,174,936
Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc 2.7% 3/15/2032	1,820,000	1,658,054
T-Mobile USA Inc 4.95% 11/15/2035	420,000	423,863
		2,081,917
TOTAL COMMUNICATION SERVICES		21,879,151
Consumer Discretionary - 2.4%
Automobiles - 1.8%
Ford Motor Co 3.25% 2/12/2032	670,000	603,069
Ford Motor Co 6.1% 8/19/2032	600,000	628,033
General Motors Co 5.35% 4/15/2028	780,000	799,232
General Motors Co 5.4% 4/1/2048	500,000	460,320
General Motors Co 5.95% 4/1/2049	416,000	409,861
General Motors Financial Co Inc 3.1% 1/12/2032	400,000	369,923
General Motors Financial Co Inc 3.6% 6/21/2030	920,000	893,766
Stellantis Finance US Inc 2.691% 9/15/2031 (c)	236,000	206,271
Stellantis Finance US Inc 5.75% 3/18/2030 (c)	1,704,000	1,745,694
		6,116,169
Specialty Retail - 0.6%
Advance Auto Parts Inc 1.75% 10/1/2027	338,000	322,776
Home Depot Inc/The 5.4% 6/25/2064	140,000	136,627
Lowe's Cos Inc 4.25% 4/1/2052	180,000	143,770
Lowe's Cos Inc 4.5% 10/15/2032	280,000	281,230
Lowe's Cos Inc 4.85% 10/15/2035	850,000	850,546
Lowe's Cos Inc 5.625% 4/15/2053	250,000	246,236
		1,981,185
TOTAL CONSUMER DISCRETIONARY		8,097,354
Consumer Staples - 1.5%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	363,000	345,026
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.8% 3/1/2030 (c)	168,000	172,703
Mars Inc 5% 3/1/2032 (c)	126,000	130,519
Mars Inc 5.2% 3/1/2035 (c)	1,045,000	1,082,059
Mars Inc 5.65% 5/1/2045 (c)	102,000	104,385
Mars Inc 5.7% 5/1/2055 (c)	203,000	205,853
Mars Inc 5.8% 5/1/2065 (c)	25,000	25,605
		1,721,124
Food Products - 0.2%
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	435,000	396,091
McCormick & Co Inc/MD 1.85% 2/15/2031	261,000	233,303
Smithfield Foods Inc 3% 10/15/2030 (c)	135,000	125,788
		755,182
Tobacco - 0.7%
Philip Morris International Inc 5.75% 11/17/2032	2,001,000	2,158,302
TOTAL CONSUMER STAPLES		4,979,634
Energy - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (c)	1,373,000	1,400,678
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (c)	560,000	576,098
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (c)	560,000	549,342
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (c)	470,000	477,314
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	64,000	69,341
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	19,000	20,529
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	34,000	37,080
DCP Midstream Operating LP 5.125% 5/15/2029	715,000	735,331
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	156,000	116,964
Energy Transfer LP 5% 5/15/2050	290,000	247,868
Energy Transfer LP 5.4% 10/1/2047	316,000	291,594
Energy Transfer LP 5.8% 6/15/2038	123,000	127,798
Energy Transfer LP 6% 6/15/2048	257,000	253,480
Energy Transfer LP 6.55% 12/1/2033	350,000	387,630
EQT Corp 4.75% 1/15/2031	350,000	354,958
EQT Corp 5.75% 2/1/2034	1,025,000	1,085,854
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (c)	1,837,000	1,937,523
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (c)	1,326,000	1,381,244
Hess Corp 5.6% 2/15/2041	410,000	431,315
Hess Corp 5.8% 4/1/2047	240,000	251,693
Hess Corp 6% 1/15/2040	405,000	443,832
Occidental Petroleum Corp 5.375% 1/1/2032	1,874,000	1,950,809
Occidental Petroleum Corp 5.55% 10/1/2034	149,000	155,308
Ovintiv Inc 7.2% 11/1/2031	270,000	302,311
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	280,000	274,750
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	480,000	428,508
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	476,000	487,985
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	1,100,000	1,148,824
Targa Resources Corp 5.5% 2/15/2035	686,000	709,853
Targa Resources Corp 5.55% 8/15/2035	1,550,000	1,606,228
Targa Resources Corp 6.15% 3/1/2029	660,000	698,312
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (c)	815,000	830,947
Western Gas Partners LP 4.05% 2/1/2030 (e)	2,874,000	2,839,057
Western Gas Partners LP 5.3% 3/1/2048	360,000	318,037
Williams Cos Inc/The 4.65% 8/15/2032	1,463,000	1,480,906
Williams Cos Inc/The 5.3% 8/15/2052	57,000	53,257
Williams Cos Inc/The 5.75% 6/24/2044	360,000	364,957
TOTAL ENERGY		24,827,515
Financials - 22.4%
Banks - 10.6%
Bank of America Corp 2.676% 6/19/2041 (b)	619,000	460,082
Bank of America Corp 2.884% 10/22/2030 (b)	207,000	198,598
Bank of America Corp 3.194% 7/23/2030 (b)	495,000	481,432
Bank of America Corp 4.571% 4/27/2033 (b)	2,500,000	2,510,173
Bank of America Corp 5.015% 7/22/2033 (b)	640,000	658,806
Bank of America Corp 5.468% 1/23/2035 (b)	1,840,000	1,928,313
Bank of America Corp 5.872% 9/15/2034 (b)	1,260,000	1,352,798
Citigroup Inc 2.572% 6/3/2031 (b)	136,000	127,122
Citigroup Inc 2.666% 1/29/2031 (b)	207,000	195,303
Citigroup Inc 4.91% 5/24/2033 (b)	295,000	301,074
Citigroup Inc 6.27% 11/17/2033 (b)	550,000	603,538
Citizens Financial Group Inc 2.638% 9/30/2032	217,000	190,820
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	400,000	412,625
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	1,984,000	2,090,025
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	587,000	649,702
Fifth Third Bancorp 8.25% 3/1/2038	165,000	204,297
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	991,000	875,421
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	820,000	861,191
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	456,000	427,882
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	467,000	444,383
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	791,000	805,622
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	890,000	912,531
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	897,000	910,930
JPMorgan Chase & Co 4.95% 6/1/2045	204,000	193,774
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	1,570,000	1,629,169
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	480,000	498,445
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	2,240,000	2,373,432
JPMorgan Chase & Co 6.254% 10/23/2034 (b)	440,000	483,844
KeyCorp 5.305% 1/28/2037 (b)	353,000	356,124
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	1,000,000	1,006,155
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	500,000	520,020
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (b)	1,400,000	1,458,279
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	500,000	526,235
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	400,000	414,604
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	890,000	1,012,143
Truist Financial Corp 1.95% 6/5/2030	1,300,000	1,193,891
Truist Financial Corp 5.711% 1/24/2035 (b)	900,000	954,939
Wells Fargo & Co 4.478% 4/4/2031 (b)	432,000	436,461
Wells Fargo & Co 4.65% 11/4/2044	1,464,000	1,284,747
Wells Fargo & Co 5.244% 1/24/2031 (b)	346,000	358,964
Wells Fargo & Co 5.389% 4/24/2034 (b)	2,350,000	2,448,947
Wells Fargo & Co 5.499% 1/23/2035 (b)	1,300,000	1,361,758
		36,114,599
Capital Markets - 4.8%
Ares Strategic Income Fund 5.55% 4/15/2031 (c)	800,000	785,587
Ares Strategic Income Fund 5.7% 3/15/2028	1,162,000	1,171,134
Ares Strategic Income Fund 6.35% 8/15/2029	560,000	571,268
Athene Global Funding 1.985% 8/19/2028 (c)	380,000	359,309
Athene Global Funding 2.5% 3/24/2028 (c)	340,000	327,677
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (c)	348,000	250,418
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	421,000	423,599
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	1,420,000	1,429,988
HPS Corporate Lending Fund 5.45% 1/14/2028	1,245,000	1,249,984
HPS Corporate Lending Fund 5.45% 11/15/2030 (c)	580,000	569,943
HPS Corporate Lending Fund 6.75% 1/30/2029	761,000	787,565
Morgan Stanley 1.794% 2/13/2032 (b)	434,000	384,258
Morgan Stanley 2.239% 7/21/2032 (b)	1,750,000	1,569,219
Morgan Stanley 2.699% 1/22/2031 (b)	286,000	270,618
Morgan Stanley 4.431% 1/23/2030 (b)	410,000	413,832
Morgan Stanley 4.654% 10/18/2030 (b)	1,200,000	1,219,588
Morgan Stanley 5.192% 4/17/2031 (b)	1,300,000	1,346,688
Morgan Stanley 5.23% 1/15/2031 (b)	500,000	517,791
Morgan Stanley 5.32% 7/19/2035 (b)	800,000	828,360
MSCI Inc 5.15% 3/15/2036	1,457,000	1,443,766
MSCI Inc 5.25% 9/1/2035	160,000	160,202
Nuveen LLC 5.55% 1/15/2030 (c)	110,000	114,817
Sammons Financial Group Global Funding 4.8% 12/12/2030 (c)	280,000	283,112
		16,478,723
Consumer Finance - 0.6%
American Express Co 5.085% 1/30/2031 (b)	168,000	173,572
Ford Motor Credit Co LLC 4.95% 5/28/2027	400,000	402,784
Ford Motor Credit Co LLC 4.97% 4/6/2029	210,000	211,339
Ford Motor Credit Co LLC 6.798% 11/7/2028	440,000	463,772
Stellantis Financial Services US Corp 4.95% 9/15/2028 (c)	389,000	392,202
Stellantis Financial Services US Corp 5.4% 9/15/2030 (c)	388,000	392,302
		2,035,971
Financial Services - 2.1%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (c)	459,000	473,810
Corebridge Financial Inc 4.35% 4/5/2042	25,000	21,294
Equitable Holdings Inc 5% 4/20/2048	776,000	688,244
Essent Group Ltd 6.25% 7/1/2029	500,000	526,158
Fiserv Inc 4.55% 2/15/2031	1,300,000	1,295,906
Fiserv Inc 5.25% 8/11/2035	1,200,000	1,200,499
Global Payments Inc 4.5% 11/15/2028	650,000	651,495
Global Payments Inc 4.875% 11/15/2030	700,000	699,179
Rexford Industrial Realty LP 2.15% 9/1/2031	209,000	185,521
Sixth Street Lending Partners 6.125% 7/15/2030	160,000	161,994
Sixth Street Lending Partners 6.5% 3/11/2029	688,000	710,452
Voya Financial Inc 4.7% 1/23/2048 (b)	423,000	406,599
		7,021,151
Insurance - 4.3%
200 Park Funding Trust 5.74% 2/15/2055 (c)	600,000	593,769
AmFam Holdings Inc 2.805% 3/11/2031 (c)	1,270,000	1,128,192
Aon North America Inc 5.75% 3/1/2054	40,000	39,592
Arthur J Gallagher & Co 5% 2/15/2032	72,000	73,583
Arthur J Gallagher & Co 5.15% 2/15/2035	850,000	861,634
Arthur J Gallagher & Co 5.55% 2/15/2055	362,000	346,359
Assurant Inc 2.65% 1/15/2032	420,000	376,914
Assurant Inc 5.55% 2/15/2036	1,581,000	1,606,306
Brown & Brown Inc 4.9% 6/23/2030	268,000	272,438
Brown & Brown Inc 5.25% 6/23/2032	311,000	316,854
Brown & Brown Inc 5.55% 6/23/2035	777,000	792,740
Brown & Brown Inc 6.25% 6/23/2055	352,000	359,484
Corebridge Global Funding 4.55% 1/9/2031 (c)	450,000	451,399
Five Corners Funding Trust II 2.85% 5/15/2030 (c)	510,000	483,721
Fortitude Group Holdings LLC 6.25% 4/1/2030 (c)	395,000	410,270
Lincoln National Corp 5.35% 11/15/2035	700,000	683,417
Marsh & McLennan Cos Inc 4.95% 3/15/2036	875,000	882,779
Marsh & McLennan Cos Inc 5% 3/15/2035	250,000	254,517
Marsh & McLennan Cos Inc 6.25% 11/1/2052	330,000	353,507
Pacific LifeCorp 5.125% 1/30/2043 (c)	309,000	294,358
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (c)	1,500,000	1,578,398
Pine Street Trust III 6.223% 5/15/2054 (c)	800,000	814,671
Reinsurance Group of America Inc 3.9% 5/15/2029	570,000	566,807
Reinsurance Group of America Inc 5.75% 9/15/2034	600,000	628,636
Selective Insurance Group Inc 5.9% 4/15/2035	386,000	407,357
Symetra Life Insurance Co 6.55% 10/1/2055 (c)	208,000	216,183
		14,793,885
TOTAL FINANCIALS		76,444,329
Health Care - 3.8%
Biotechnology - 0.6%
AbbVie Inc 4.55% 3/15/2035	151,000	150,340
Amgen Inc 5.25% 3/2/2033	88,000	92,143
Amgen Inc 5.65% 3/2/2053	221,000	220,606
Amgen Inc 5.75% 3/2/2063	75,000	74,340
Gilead Sciences Inc 5.5% 11/15/2054	600,000	598,033
Gilead Sciences Inc 5.6% 11/15/2064	1,020,000	1,021,268
		2,156,730
Health Care Equipment & Supplies - 0.0%
VSP Optical Group Inc 5.45% 12/1/2035 (c)	91,000	92,569
Health Care Providers & Services - 3.1%
Centene Corp 2.625% 8/1/2031	780,000	675,772
Centene Corp 3% 10/15/2030	294,000	264,778
Centene Corp 4.25% 12/15/2027	160,000	159,031
Centene Corp 4.625% 12/15/2029	990,000	966,009
Cigna Group/The 4.8% 8/15/2038	956,000	926,769
Cigna Group/The 4.9% 12/15/2048	400,000	359,816
CommonSpirit Health 4.352% 9/1/2030	175,000	175,776
CommonSpirit Health 4.975% 9/1/2035	181,000	181,943
CVS Health Corp 4.78% 3/25/2038	926,000	884,788
CVS Health Corp 4.875% 7/20/2035	134,000	133,184
CVS Health Corp 5% 1/30/2029	65,000	66,712
CVS Health Corp 5.25% 1/30/2031	26,000	27,098
CVS Health Corp 5.3% 6/1/2033	210,000	217,718
CVS Health Corp 5.875% 6/1/2053	690,000	676,568
CVS Health Corp 6% 6/1/2063	140,000	137,353
CVS Health Corp 6.05% 6/1/2054	1,540,000	1,548,050
Sabra Health Care LP 3.2% 12/1/2031	615,000	568,756
UnitedHealth Group Inc 4.65% 1/15/2031	700,000	715,498
UnitedHealth Group Inc 5.3% 6/15/2035	273,000	284,870
UnitedHealth Group Inc 5.95% 6/15/2055	1,493,000	1,546,154
		10,516,643
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	372,000	386,732
TOTAL HEALTH CARE		13,152,674
Industrials - 4.8%
Aerospace & Defense - 2.1%
Boeing Co 3.625% 2/1/2031	1,535,000	1,491,010
Boeing Co 5.15% 5/1/2030	1,008,000	1,044,026
Boeing Co 5.805% 5/1/2050	200,000	200,808
Boeing Co 6.298% 5/1/2029	61,000	65,005
Boeing Co 6.388% 5/1/2031	2,246,000	2,455,037
Boeing Co 6.528% 5/1/2034	49,000	54,937
Boeing Co 6.858% 5/1/2054	894,000	1,025,265
Boeing Co 7.008% 5/1/2064	240,000	278,275
Hexcel Corp 5.875% 2/26/2035	150,000	159,674
RTX Corp 6.4% 3/15/2054	350,000	391,113
		7,165,150
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	18,000	19,474
Carrier Global Corp 6.2% 3/15/2054	11,000	12,104
		31,578
Ground Transportation - 0.4%
CSX Corp 4.75% 11/15/2048	202,000	182,444
Uber Technologies Inc 4.15% 1/15/2031	132,000	131,483
Uber Technologies Inc 4.8% 9/15/2035	1,144,000	1,138,773
		1,452,700
Machinery - 0.9%
AGCO Corp 5.8% 3/21/2034	469,000	495,627
Ingersoll Rand Inc 5.314% 6/15/2031	500,000	525,818
Ingersoll Rand Inc 5.45% 6/15/2034	1,340,000	1,407,338
Ingersoll Rand Inc 5.7% 8/14/2033	514,000	550,046
		2,978,829
Passenger Airlines - 0.0%
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	46,804	46,802
Professional Services - 1.1%
Booz Allen Hamilton Inc 5.95% 8/4/2033	298,000	305,704
Leidos Inc 5% 3/15/2036 (f)	1,200,000	1,197,187
Paychex Inc 5.1% 4/15/2030	113,000	115,402
Paychex Inc 5.35% 4/15/2032	1,412,000	1,448,082
Paychex Inc 5.6% 4/15/2035	474,000	485,919
Verisk Analytics Inc 4.45% 3/15/2031	43,000	43,209
		3,595,503
Trading Companies & Distributors - 0.3%
Aircastle Ltd 2.85% 1/26/2028 (c)	780,000	761,733
Ferguson Enterprises Inc 5% 10/3/2034	488,000	495,762
		1,257,495
TOTAL INDUSTRIALS		16,528,057
Information Technology - 8.6%
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp 4.125% 11/15/2030	700,000	703,518
Amphenol Corp 4.4% 2/15/2033	700,000	701,723
Dell International LLC / EMC Corp 3.45% 12/15/2051	306,000	214,711
Dell International LLC / EMC Corp 4.15% 2/15/2029	509,000	510,822
Dell International LLC / EMC Corp 4.5% 2/15/2031	800,000	803,884
Dell International LLC / EMC Corp 4.75% 10/6/2032	177,000	178,656
Dell International LLC / EMC Corp 5% 4/1/2030	1,560,000	1,604,397
Dell International LLC / EMC Corp 5.1% 2/15/2036	800,000	802,943
Vontier Corp 2.95% 4/1/2031	1,752,000	1,627,602
		7,148,256
IT Services - 0.8%
Beignet Investor LLC 6.581% 5/30/2049 (c)	1,400,000	1,486,970
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	217,000	220,380
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,150,000	1,157,467
		2,864,817
Semiconductors & Semiconductor Equipment - 3.8%
Broadcom Inc 2.45% 2/15/2031	175,000	161,759
Broadcom Inc 2.6% 2/15/2033	1,302,000	1,159,022
Broadcom Inc 3.5% 2/15/2041	363,000	300,704
Broadcom Inc 4.6% 7/15/2030	400,000	408,989
Broadcom Inc 4.8% 2/15/2036	600,000	601,481
Broadcom Inc 4.9% 7/15/2032	400,000	411,989
Broadcom Inc 5.15% 11/15/2031	3,890,000	4,073,221
Broadcom Inc 5.7% 1/15/2056	476,000	488,790
Micron Technology Inc 2.703% 4/15/2032	605,000	553,113
Micron Technology Inc 5.3% 1/15/2031	946,000	993,576
Micron Technology Inc 5.65% 11/1/2032	500,000	532,952
Micron Technology Inc 5.8% 1/15/2035	600,000	642,545
Micron Technology Inc 5.875% 9/15/2033	1,700,000	1,828,853
Micron Technology Inc 6.05% 11/1/2035	500,000	543,141
		12,700,135
Software - 1.9%
Oracle Corp 2.875% 3/25/2031	140,000	127,242
Oracle Corp 3.95% 3/25/2051	300,000	198,587
Oracle Corp 4.3% 7/8/2034	227,000	208,122
Oracle Corp 4.45% 9/26/2030	100,000	98,074
Oracle Corp 4.8% 9/26/2032	518,000	506,151
Oracle Corp 4.95% 2/4/2031	320,000	319,345
Oracle Corp 5.2% 9/26/2035	153,000	147,852
Oracle Corp 5.35% 5/4/2033	320,000	321,079
Oracle Corp 5.7% 2/4/2036	320,000	320,179
Oracle Corp 5.875% 9/26/2045	514,000	465,718
Oracle Corp 5.95% 9/26/2055	548,000	482,237
Oracle Corp 6.1% 9/26/2065	551,000	477,455
Oracle Corp 6.55% 2/4/2046	1,000,000	974,452
Oracle Corp 6.7% 2/4/2056	1,000,000	969,760
Oracle Corp 6.85% 2/4/2066	1,000,000	958,013
		6,574,266
TOTAL INFORMATION TECHNOLOGY		29,287,474
Real Estate - 6.0%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	330,000	318,034
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	794,000	808,423
Piedmont Operating Partnership LP 2.75% 4/1/2032	53,000	46,173
Piedmont Operating Partnership LP 5.625% 1/15/2033	900,000	904,427
Piedmont Operating Partnership LP 6.875% 7/15/2029	100,000	106,308
Store Capital LLC 2.7% 12/1/2031	109,000	97,512
VICI Properties LP 4.95% 2/15/2030	1,380,000	1,402,797
VICI Properties LP 5.125% 11/15/2031	480,000	488,706
VICI Properties LP 5.125% 5/15/2032	157,000	159,250
Vornado Realty LP 2.15% 6/1/2026	73,000	72,429
		4,404,059
Health Care REITs - 1.1%
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	1,100,000	1,100,693
Healthpeak OP LLC 4.75% 1/15/2033	784,000	787,946
National Health Investors Inc 5.35% 2/1/2033	240,000	242,718
Omega Healthcare Investors Inc 3.25% 4/15/2033	394,000	355,773
Omega Healthcare Investors Inc 5.2% 7/1/2030	210,000	215,376
Ventas Realty LP 3% 1/15/2030	1,247,000	1,195,485
		3,897,991
Office REITs - 0.9%
COPT Defense Properties LP 2% 1/15/2029	278,000	262,449
COPT Defense Properties LP 2.75% 4/15/2031	1,540,000	1,422,195
COPT Defense Properties LP 2.9% 12/1/2033	614,000	532,659
COPT Defense Properties LP 4.5% 10/15/2030	27,000	27,118
Hudson Pacific Properties LP 3.95% 11/1/2027	217,000	206,359
Hudson Pacific Properties LP 5.95% 2/15/2028	355,000	341,067
Kilroy Realty LP 5.875% 10/15/2035	263,000	259,264
		3,051,111
Real Estate Management & Development - 0.3%
Extra Space Storage LP 4.95% 1/15/2033	366,000	371,844
Tanger Properties LP 2.75% 9/1/2031	373,000	341,157
Tanger Properties LP 3.125% 9/1/2026	410,000	407,615
		1,120,616
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 7/15/2034	217,000	224,058
Invitation Homes Operating Partnership LP 2% 8/15/2031	395,000	348,126
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	63,000	61,318
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	444,000	440,733
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	623,000	627,357
Sun Communities Operating LP 2.3% 11/1/2028	1,120,000	1,069,765
Sun Communities Operating LP 2.7% 7/15/2031	445,000	408,378
Sun Communities Operating LP 4.2% 4/15/2032	280,000	274,513
		3,454,248
Retail REITs - 1.0%
Agree LP 4.8% 10/1/2032	1,391,000	1,416,679
Agree LP 5.6% 6/15/2035	166,000	175,184
Agree LP 5.625% 6/15/2034	500,000	527,714
Brixmor Operating Partnership LP 4.05% 7/1/2030	509,000	504,441
Brixmor Operating Partnership LP 4.125% 5/15/2029	365,000	365,624
Kite Realty Group LP 5.5% 3/1/2034	33,000	34,434
Kite Realty Group Trust 4.75% 9/15/2030	257,000	262,018
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	89,000	89,157
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	100,000	100,028
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	35,000	37,052
Regency Centers LP 4.5% 3/15/2033	64,000	64,022
		3,576,353
Specialized REITs - 0.3%
American Tower Corp 5.55% 7/15/2033	1,050,000	1,108,755
TOTAL REAL ESTATE		20,613,133
Utilities - 11.5%
Electric Utilities - 8.5%
AEP Texas Inc 5.7% 5/15/2034	129,000	136,645
AEP Texas Inc 5.85% 10/15/2055	814,000	813,672
Alabama Power Co 5.1% 4/2/2035	215,000	222,854
Appalachian Power Co 4.5% 8/1/2032	1,120,000	1,118,801
Baltimore Gas and Electric Co 5.65% 6/1/2054	1,000,000	1,010,816
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,301,000	2,297,438
Cleco Corporate Holdings LLC 4.973% 5/1/2046	1,106,000	980,787
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (c)	224,000	220,682
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	740,000	786,602
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	600,000	619,965
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	600,000	588,695
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	680,000	690,092
Duke Energy Corp 4.5% 8/15/2032	1,620,000	1,633,638
Duke Energy Corp 4.95% 9/15/2035	243,000	243,482
Duke Energy Corp 5% 8/15/2052	1,640,000	1,453,369
Duke Energy Indiana LLC 4.9% 7/15/2043	88,000	84,378
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	86,000	79,605
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	447,000	405,339
Duquesne Light Holdings Inc 3.616% 8/1/2027 (c)	250,000	247,968
Exelon Corp 3.35% 3/15/2032	2,308,000	2,181,102
Exelon Corp 4.05% 4/15/2030	240,000	239,283
Exelon Corp 4.1% 3/15/2052	213,000	167,165
FirstEnergy Corp 2.25% 9/1/2030	639,000	587,181
FirstEnergy Corp 2.65% 3/1/2030	500,000	472,383
FirstEnergy Transmission LLC 2.866% 9/15/2028 (c)	2,120,000	2,062,073
FirstEnergy Transmission LLC 4.75% 1/15/2033	522,000	526,390
Georgia Power Co 5.25% 3/15/2034	550,000	574,463
IPALCO Enterprises Inc 5.75% 4/1/2034	515,000	530,664
ITC Holdings Corp 5.65% 5/9/2034 (c)	800,000	843,154
Ohio Edison Co 4.95% 12/15/2029 (c)	267,000	274,350
Pacific Gas and Electric Co 5.9% 10/1/2054	602,000	585,837
Pinnacle West Capital Corp 4.9% 5/15/2028	113,000	115,193
Pinnacle West Capital Corp 5.15% 5/15/2030	1,681,000	1,741,595
PPL Capital Funding Inc 5.25% 9/1/2034	476,000	491,822
Southern Co/The 4.85% 6/15/2028	1,700,000	1,734,028
Southern Co/The 5.7% 3/15/2034	126,000	134,019
Tampa Electric Co 5.15% 3/1/2035	540,000	554,549
Virginia Electric and Power Co 5.55% 8/15/2054	158,000	153,682
Vistra Operations Co LLC 4.7% 1/31/2031 (c)	800,000	804,577
Xcel Energy Inc 5.6% 4/15/2035	680,000	710,775
		29,119,113
Gas Utilities - 0.3%
Southern Co Gas Capital Corp 3.15% 9/30/2051	416,000	276,054
Southern Co Gas Capital Corp 4.4% 5/30/2047	204,000	174,060
Southern Co Gas Capital Corp 5.75% 9/15/2033	700,000	747,421
		1,197,535
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 2.45% 1/15/2031	1,460,000	1,353,850
AES Corp/The 3.95% 7/15/2030 (c)	152,000	149,369
Southern Power Co 4.25% 10/1/2030	261,000	262,293
Southern Power Co 4.9% 10/1/2035	854,000	850,911
		2,616,423
Multi-Utilities - 1.9%
NiSource Inc 3.6% 5/1/2030	1,540,000	1,510,631
NiSource Inc 3.95% 3/30/2048	426,000	336,078
NiSource Inc 4.8% 2/15/2044	268,000	244,018
NiSource Inc 5.85% 4/1/2055	210,000	211,807
Puget Energy Inc 4.1% 6/15/2030	1,834,000	1,810,184
Puget Energy Inc 4.224% 3/15/2032	1,610,000	1,573,582
Puget Energy Inc 5.725% 3/15/2035	640,000	662,189
Sempra 3.8% 2/1/2038	282,000	246,385
		6,594,874
TOTAL UTILITIES		39,527,945
TOTAL UNITED STATES		255,337,266
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $314,765,234)		315,849,922

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (b)	255,000	261,352
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(c)(d)	265,000	241,645
UBS Group AG 4.875% (b)(c)(d)	570,000	568,994

TOTAL SWITZERLAND		810,639
TOTAL PREFERRED SECURITIES (Cost $1,100,949)		1,071,991

U.S. Treasury Obligations - 3.8%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2053	5.08	300,000	275,214
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.92	2,530,000	2,525,652
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.86	1,200,000	1,222,875
US Treasury Bonds 4.75% 5/15/2055	4.64 to 4.96	1,030,000	1,048,226
US Treasury Bonds 4.75% 8/15/2055	4.94 to 4.98	6,580,000	6,700,291
US Treasury Notes 4.25% 5/15/2035	3.92 to 4.22	980,000	1,005,151
US Treasury Notes 4.25% 8/15/2035	4.22	90,000	92,236
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,434,159)			12,869,645

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $4,974,000)	3.70	4,973,066	4,974,060

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $340,077,402)	341,637,489
NET OTHER ASSETS (LIABILITIES) - 0.2%	694,583
NET ASSETS - 100.0%	342,332,072

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,446,508 or 18.8% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,984,288	43,226,310	43,236,355	73,861	(182)	(1)	4,974,060	4,973,066	0.0%
Total	4,984,288	43,226,310	43,236,355	73,861	(182)	(1)	4,974,060

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	5,183,469	-	5,183,469	-

Bank Notes
Financials	369,712	-	369,712	-

Commercial Mortgage Securities	1,318,690	-	1,318,690	-

Non-Convertible Corporate Bonds
Communication Services	27,598,964	-	27,598,964	-
Consumer Discretionary	8,684,769	-	8,684,769	-
Consumer Staples	11,299,987	-	11,299,987	-
Energy	30,588,255	-	30,588,255	-
Financials	102,611,489	-	102,611,489	-
Health Care	17,253,837	-	17,253,837	-
Industrials	20,518,430	-	20,518,430	-
Information Technology	30,983,402	-	30,983,402	-
Materials	2,945,630	-	2,945,630	-
Real Estate	20,613,133	-	20,613,133	-
Utilities	42,752,026	-	42,752,026	-

Preferred Securities
Energy	261,352	-	261,352	-
Financials	810,639	-	810,639	-

U.S. Treasury Obligations	12,869,645	-	12,869,645	-

Money Market Funds	4,974,060	4,974,060	-	-
Total Investments in Securities:	341,637,489	4,974,060	336,663,429	-
Fidelity® Corporate Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $335,103,402)	$336,663,429
Fidelity Central Funds (cost $4,974,000)	4,974,060

Total Investment in Securities (cost $340,077,402)		$341,637,489
Receivable for investments sold		2,413
Receivable for fund shares sold		7,231,619
Interest receivable		3,917,742
Distributions receivable from Fidelity Central Funds		11,625
Total assets		352,800,888
Liabilities
Payable for investments purchased
Regular delivery	$7,992,321
Delayed delivery	1,196,136
Distributions payable	1,181,500
Accrued management fee	98,859
Total liabilities		10,468,816
Net Assets		$342,332,072
Net Assets consist of:
Paid in capital		$357,378,922
Total accumulated earnings (loss)		(15,046,850)
Net Assets		$342,332,072
Net Asset Value, offering price and redemption price per share ($342,332,072 ÷ 7,100,000 shares)		$48.22
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$23,918
Interest		7,121,376
Income from Fidelity Central Funds		73,861
Total income		7,219,155
Expenses
Management fee	$539,535
Independent trustees' fees and expenses	308
Total expenses before reductions	539,843
Expense reductions	(307)
Total expenses after reductions		539,536
Net Investment income (loss)		6,679,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	469,533
Redemptions in-kind	(185,244)
Fidelity Central Funds	(182)
Total net realized gain (loss)		284,107
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,675,336
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		4,675,335
Net gain (loss)		4,959,442
Net increase (decrease) in net assets resulting from operations		$11,639,061
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,679,619	$11,155,367
Net realized gain (loss)	284,107	(3,904,788)
Change in net unrealized appreciation (depreciation)	4,675,335	3,463,645
Net increase (decrease) in net assets resulting from operations	11,639,061	10,714,224
Distributions to shareholders	(6,768,300)	(11,059,950)

Share transactions
Proceeds from sales of shares	62,377,833	68,367,211
Cost of shares redeemed	(9,539,521)	(9,326,177)

Net increase (decrease) in net assets resulting from share transactions	52,838,312	59,041,034
Total increase (decrease) in net assets	57,709,073	58,695,308

Net Assets
Beginning of period	284,622,999	225,927,691
End of period	$342,332,072	$284,622,999

Other Information
Shares
Sold	1,300,000	1,450,000
Redeemed	(200,000)	(200,000)
Net increase (decrease)	1,100,000	1,250,000

Financial Highlights
Fidelity® Corporate Bond ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$47.44	$47.56	$45.09	$46.23	$56.09	$55.93
Income from Investment Operations
Net investment income (loss) A,B	1.071	2.130	1.952	1.663	1.339	1.321
Net realized and unrealized gain (loss)	.781	(.147)	2.442	(1.142)	(9.824)	.387
Total from investment operations	1.852	1.983	4.394	.521	(8.485)	1.708
Distributions from net investment income	(1.072)	(2.103)	(1.924)	(1.661)	(1.375)	(1.308)
Distributions from net realized gain	-	-	-	-	-	(.244)
Total distributions	(1.072)	(2.103)	(1.924)	(1.661)	(1.375)	(1.552)
Net asset value, end of period	$48.22	$47.44	$47.56	$45.09	$46.23	$56.09
Total Return C,D,E	3.93%	4.30%	10.00%	1.19%	(15.30)%	3.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36% H	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.50% H	4.54%	4.27%	3.68%	2.60%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$342,332	$284,623	$225,928	$171,347	$159,490	$294,461
Portfolio turnover rate I,J	41 % H	43%	29%	28%	32%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Investment Grade Bond ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 6.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (c)(d)(f)	250,000	250,341
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(d)(f)	250,000	250,788
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (c)(d)(f)	250,000	250,421
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (c)(d)(f)	250,000	250,138
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (c)(d)(f)	250,000	250,935
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (c)(d)(f)	250,000	251,002
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(d)(f)	250,000	250,606
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (c)(d)(f)	250,000	250,250
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (c)(d)(f)	250,000	251,045
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (c)(d)(f)	250,000	250,855
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (c)(d)(f)	250,000	250,699
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (c)(d)(f)	215,000	214,999
TOTAL BAILIWICK OF JERSEY		2,972,079
BERMUDA - 0.1%
Rr 27 Ltd Series 2025-27A Class A1AR, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2040 (c)(d)(f)	378,000	377,622
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (c)(d)(f)	250,000	249,999
TOTAL BERMUDA		627,621
GRAND CAYMAN (UK OVERSEAS TER) - 3.1%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (c)(d)(f)	250,000	250,788
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (c)(d)(f)	250,000	250,308
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (c)(d)(f)	250,000	250,569
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (c)(d)(f)	250,000	250,922
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (c)(d)(f)	142,000	141,889
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (c)(d)(f)	250,000	250,633
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (c)(d)(f)	185,219	185,410
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (c)(d)(f)	250,000	250,443
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (c)(d)(f)	250,000	250,489
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (c)(d)(f)	250,000	250,347
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (c)(d)(f)	250,000	250,295
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(f)	250,000	250,527
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (c)(d)(f)	120,000	119,879
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2038 (c)(d)(f)	307,000	307,034
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (c)(d)(f)	105,000	105,217
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (c)(d)(f)	250,000	250,329
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/25/2039 (b)(c)(d)(f)	684,000	684,126
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (c)(d)(f)	250,000	250,060
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (c)(d)(f)	250,000	250,254
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/17/2037 (c)(d)(f)	250,000	250,355
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (c)(d)(f)	250,000	250,745
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (c)(d)(f)	250,000	250,366
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (c)(d)(f)	150,000	149,999
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(f)	250,000	250,487
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (c)(d)(f)	250,000	250,702
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (c)(d)(f)	250,000	250,805
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (c)(d)(f)	250,000	250,000
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (c)(d)(f)	250,000	250,181
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (c)(d)(f)	250,000	251,058
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (c)(d)(f)	100,000	100,022
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (c)(d)(f)	250,000	250,811
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(d)(f)	250,000	250,264
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (c)(d)(f)	250,000	250,511
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (c)(d)(f)	163,000	163,000
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (c)(d)(f)	250,000	250,288
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (c)(d)(f)	250,000	250,257
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (c)(d)(f)	250,000	250,289
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (c)(d)(f)	250,000	250,575
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(f)	250,000	250,427
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (c)(d)(f)	250,000	250,687
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (c)(d)(f)	250,000	250,426
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (c)(d)(f)	250,000	251,073
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (c)(d)(f)	250,000	250,543
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (c)(d)(f)	500,000	499,637
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (c)(d)(f)	250,000	250,000
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (c)(d)(f)	250,000	250,370
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 0% 4/20/2039 (b)(c)(d)(f)	250,000	250,114
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (c)(d)(f)	222,923	223,059
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (c)(d)(f)	171,287	171,287
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (c)(d)(f)	195,139	195,012
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (c)(d)(f)	250,000	250,000
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2041 (b)(c)(d)(f)	292,000	292,014
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (c)(d)(f)	250,000	250,948
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (c)(d)(f)	250,000	250,887
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (c)(d)(f)	250,000	250,932
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(d)	18,787	18,797
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		13,626,447
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	120,063	122,354
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (c)(d)(f)	250,000	250,451
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (c)(d)(f)	250,000	250,794
TOTAL MULTI-NATIONAL		501,245
UNITED STATES - 2.1%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	226,848	233,754
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	226,848	233,753
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)	231,355	238,106
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	85,207	82,948
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)	232,860	239,455
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (c)	220,000	224,279
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	309,858	297,267
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	46,000	45,831
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	46,750	46,705
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	47,875	43,520
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	368,638	363,054
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	207,778	197,975
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (c)	139,650	141,096
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (c)	114,713	116,336
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (c)	188,000	187,539
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	94,750	94,638
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	48,000	46,956
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	141,985	136,348
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	48,625	45,490
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (c)(d)(f)	250,000	250,458
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (c)	364,331	372,491
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)	238,551	245,213
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	100,000	101,579
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (c)	120,000	121,666
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (c)(d)(f)	250,000	249,625
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	91,720	90,804
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	99,000	101,816
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (c)	94,525	98,019
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (c)	244,983	247,655
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (c)(d)(f)	250,000	250,304
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (c)	250,000	254,412
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (c)	237,708	239,257
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	1,034,000	1,001,653
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (c)	130,000	132,078
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	48,388	50,118
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	122,450	123,828
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	55,300	56,650
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	107,638	107,635
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	950,963	948,726
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	213,300	213,040
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (c)	224,438	226,981
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (c)	244,082	249,923
Willis Engine Structured Tr V Series 2020-A Class A, 3.228% 3/15/2045 (c)	254,952	248,584
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (c)	342,505	346,264
TOTAL UNITED STATES		9,343,829
TOTAL ASSET-BACKED SECURITIES (Cost $26,971,638)		27,193,575

Commercial Mortgage Securities - 3.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.4%
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 2/15/2043 (c)(d)(f)	117,000	117,036
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (c)	315,000	315,432
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2961% 9/15/2056 (d)	14,000	15,064
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (c)(d)(f)	218,447	218,447
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3012% 6/15/2041 (c)(d)(f)	100,000	100,063
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(d)	231,000	237,644
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (c)(d)	100,000	103,342
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (c)(d)(f)	8,246	8,246
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (c)(d)(f)	374,107	374,224
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (c)(d)(f)	371,723	372,188
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (c)(d)	72,883	72,929
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (c)(d)(f)	100,000	99,813
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6733% 10/15/2036 (c)(d)(f)	100,000	99,750
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8731% 10/15/2036 (c)(d)(f)	100,000	99,688
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (c)(d)(f)	24,243	24,235
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (c)(d)(f)	95,900	95,870
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2214% 2/15/2039 (c)(d)(f)	1,400,000	1,399,563
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (c)(d)(f)	39,300	39,300
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (c)(d)(f)	629,652	629,849
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (c)(d)(f)	424,000	424,267
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.12% 3/15/2043 (c)(d)(f)	196,000	196,246
BX Commercial Mortgage Trust Series 2026-XL6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.27% 3/15/2043 (c)(d)(f)	947,000	947,594
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (c)(d)(f)	51,000	50,969
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (c)(d)(f)	142,592	142,637
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3512% 4/15/2041 (c)(d)(f)	71,296	71,341
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (c)(d)(f)	782,765	781,786
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (c)(d)(f)	54,657	54,520
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (c)(d)(f)	181,065	180,613
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(d)	500,000	481,061
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (c)(d)(f)	7,000	7,002
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (c)(d)(f)	246,148	246,148
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (c)(d)(f)	612,973	612,974
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (c)(d)(f)	70,000	70,000
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6005% 3/15/2041 (c)(d)(f)	70,000	70,000
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (c)(d)(f)	278,000	277,624
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (c)(d)(f)	100,000	100,000
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(d)	874,000	895,972
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	92,691	75,801
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	100,000	103,142
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)	120,000	120,946
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (c)(d)(f)	409,000	409,512
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (c)(d)(f)	60,000	60,112
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (c)(d)(f)	30,000	30,075
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (c)(d)(f)	409,000	409,128
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (c)(d)(f)	42,000	42,079
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2597% 2/15/2043 (c)(d)(f)	28,000	28,070
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (c)(d)(f)	35,000	34,934
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (c)(d)	128,000	127,724
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(d)	100,000	102,070
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5245% 3/15/2038 (c)(d)(f)	70,000	68,688
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (c)(d)(f)	141,000	141,117
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (c)(d)(f)	425,000	425,000
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (c)(d)(f)	484,000	484,303
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (c)(d)(f)	466,000	466,291
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (c)(d)(f)	277,657	277,570
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (c)(d)(f)	167,768	167,715
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.3523% 11/15/2038 (c)(d)(f)	503,305	503,493
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (c)(d)(f)	468,000	468,585
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (c)(d)(f)	100,000	100,250
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6515% 12/15/2039 (c)(d)(f)	670,000	673,351
TOTAL UNITED STATES		15,353,393
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,311,963)		15,353,393

Non-Convertible Corporate Bonds - 23.0%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (c)	25,000	25,160
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5% 12/15/2029	125,000	129,006
Cenovus Energy Inc 4.65% 3/20/2031	56,000	56,711
Cenovus Energy Inc 5.4% 3/20/2036	193,000	196,592
TOTAL ENERGY		382,309
TOTAL CANADA		407,469
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (c)(d)	186,000	197,001
Societe Generale SA 3% 1/22/2030 (c)	100,000	95,241
Societe Generale SA 5.5% 4/13/2029 (c)(d)	396,000	406,347

TOTAL FRANCE		698,589
GERMANY - 0.4%
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	986,000	1,007,354
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)	200,000	213,000
TOTAL FINANCIALS		1,220,354
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (c)	668,000	670,395
TOTAL GERMANY		1,890,749
IRELAND - 0.7%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,002,000	974,765
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	331,000	331,873
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.375% 12/15/2031	100,000	104,373
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	150,000	152,545
TOTAL FINANCIALS		1,563,556
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (c)	412,000	410,903
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	400,000	405,312
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (c)	100,000	100,239
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)	245,000	250,893
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)	149,000	154,111
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	369,000	384,588
TOTAL INDUSTRIALS		1,706,046
TOTAL IRELAND		3,269,602
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (c)	200,000	201,814
NTT Finance Corp 4.62% 7/16/2028 (c)	200,000	203,021

TOTAL JAPAN		404,835
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	946,000	926,134
Petroleos Mexicanos 6.625% 6/15/2035	500,000	478,450
Petroleos Mexicanos 7.69% 1/23/2050	2,025,000	1,839,105

TOTAL MEXICO		3,243,689
NETHERLANDS - 0.2%
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 4.988% 12/3/2028 (c)(d)	500,000	508,432
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	238,000	242,124
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	254,000	259,461
TOTAL INFORMATION TECHNOLOGY		501,585
TOTAL NETHERLANDS		1,010,017
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 3.091% 5/14/2032 (c)(d)	150,000	140,365
UBS Group AG 4.194% 4/1/2031 (c)(d)	420,000	418,801
UBS Group AG 5.428% 2/8/2030 (c)(d)	226,000	234,249
UBS Group AG 6.246% 9/22/2029 (c)(d)	865,000	910,566

TOTAL SWITZERLAND		1,703,981
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 4.219% 5/24/2030 (d)	333,000	333,073
Barclays PLC 5.69% 3/12/2030 (d)	850,000	886,126
Barclays PLC 6.224% 5/9/2034 (d)	100,000	108,195
Barclays PLC 6.49% 9/13/2029 (d)	845,000	892,424
NatWest Group PLC 3.073% 5/22/2028 (d)	871,000	862,131

TOTAL UNITED KINGDOM		3,081,949
UNITED STATES - 19.5%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	1,100,000	954,000
AT&T Inc 4.3% 2/15/2030	310,000	312,942
AT&T Inc 5.375% 8/15/2035	100,000	103,869
Verizon Communications Inc 2.355% 3/15/2032	845,000	754,578
Verizon Communications Inc 4.5% 8/10/2033	100,000	99,747
Verizon Communications Inc 4.78% 2/15/2035	100,000	99,567
		2,324,703
Entertainment - 0.0%
Walt Disney Co/The 2.65% 1/13/2031	186,000	176,158
Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,618,000	1,411,623
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	565,000	513,595
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	20,000	20,312
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	630,000	508,139
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	426,000	355,067
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	36,000	37,731
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,064,000	1,131,592
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	650,000	633,972
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	100,000	98,109
Time Warner Cable LLC 5.5% 9/1/2041	60,000	53,669
		4,763,809
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031	300,000	269,412
T-Mobile USA Inc 3.875% 4/15/2030	208,000	206,401
T-Mobile USA Inc 4.2% 10/1/2029	400,000	403,221
T-Mobile USA Inc 4.5% 4/15/2050	126,000	105,723
T-Mobile USA Inc 5.05% 7/15/2033	100,000	103,153
		1,087,910
TOTAL COMMUNICATION SERVICES		8,352,580
Consumer Discretionary - 0.6%
Automobiles - 0.1%
General Motors Financial Co Inc 5.85% 4/6/2030	5,000	5,284
Stellantis Finance US Inc 5.35% 3/17/2028 (c)	500,000	508,948
		514,232
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	260,000	270,321
Mattel Inc 5% 11/17/2030	309,000	313,744
		584,065
Specialty Retail - 0.4%
AutoNation Inc 4.45% 1/15/2029	550,000	554,122
AutoZone Inc 5.165% 6/15/2030	107,000	110,903
AutoZone Inc 6.25% 11/1/2028	410,000	433,052
Lowe's Cos Inc 3.35% 4/1/2027	2,000	1,989
Lowe's Cos Inc 3.75% 4/1/2032	662,000	641,302
		1,741,368
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032	18,000	16,726
TOTAL CONSUMER DISCRETIONARY		2,856,391
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.3%
Kroger Co/The 5.5% 9/15/2054	300,000	290,011
Mars Inc 4.8% 3/1/2030 (c)	135,000	138,779
Mars Inc 5% 3/1/2032 (c)	181,000	187,491
Mars Inc 5.2% 3/1/2035 (c)	298,000	308,569
		924,850
Food Products - 0.1%
Conagra Brands Inc 5% 8/1/2030	430,000	438,847
Conagra Brands Inc 8.25% 9/15/2030	100,000	115,017
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	108,000	98,340
		652,204
TOTAL CONSUMER STAPLES		1,577,054
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (c)	519,000	529,462
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (c)	500,000	520,788
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	23,000	24,569
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	480,000	520,060
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	3,000	3,242
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	5,000	5,453
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)	3,000	3,329
Energy Transfer LP 4.95% 6/15/2028	148,000	150,957
Energy Transfer LP 5.25% 7/1/2029	23,000	23,849
Energy Transfer LP 5.6% 9/1/2034	256,000	267,470
Energy Transfer LP 5.75% 2/15/2033	643,000	683,379
Energy Transfer LP 6.55% 12/1/2033	150,000	166,127
Hess Corp 4.3% 4/1/2027	155,000	155,619
MPLX LP 4.8% 2/15/2029	148,000	150,863
Occidental Petroleum Corp 5.375% 1/1/2032	153,000	159,271
Occidental Petroleum Corp 6.125% 1/1/2031	300,000	322,473
Occidental Petroleum Corp 6.45% 9/15/2036	320,000	348,561
Occidental Petroleum Corp 7.5% 5/1/2031	619,000	704,824
ONEOK Inc 4.25% 9/24/2027	32,000	32,153
ONEOK Inc 4.4% 10/15/2029	33,000	33,279
ONEOK Inc 4.75% 10/15/2031	65,000	65,933
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	516,000	506,028
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	529,000	537,302
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	100,000	102,518
Targa Resources Corp 4.35% 1/15/2029	119,000	119,969
Targa Resources Corp 4.35% 4/15/2031	126,000	126,010
Targa Resources Corp 4.9% 9/15/2030	369,000	378,939
Targa Resources Corp 5.65% 2/15/2036	224,000	232,909
Targa Resources Corp 6.125% 3/15/2033	100,000	108,194
Western Gas Partners LP 4.05% 2/1/2030 (e)	1,134,000	1,120,213
Western Gas Partners LP 4.8% 3/1/2031	460,000	463,897
Williams Cos Inc/The 3.5% 11/15/2030	360,000	348,828
Williams Cos Inc/The 4.65% 8/15/2032	224,000	226,742
Williams Cos Inc/The 4.8% 11/15/2029	148,000	151,694
Williams Cos Inc/The 5.3% 8/15/2052	2,000	1,868
Williams Cos Inc/The 5.65% 3/15/2033	100,000	105,817
TOTAL ENERGY		9,402,589
Financials - 8.0%
Banks - 3.6%
Bank of America Corp 2.299% 7/21/2032 (d)	160,000	144,351
Bank of America Corp 2.496% 2/13/2031 (d)	948,000	890,391
Bank of America Corp 4.183% 11/25/2027	254,000	254,213
Bank of America Corp 5.015% 7/22/2033 (d)	1,182,000	1,216,731
Bank of America Corp 5.288% 4/25/2034 (d)	100,000	103,784
Bank of America Corp 5.819% 9/15/2029 (d)	1,333,000	1,390,205
Citigroup Inc 2.976% 11/5/2030 (d)	588,000	563,490
Citigroup Inc 3.057% 1/25/2033 (d)	250,000	231,176
Citigroup Inc 4.412% 3/31/2031 (d)	476,000	478,481
Citigroup Inc 4.45% 9/29/2027	236,000	237,425
Citigroup Inc 6.27% 11/17/2033 (d)	865,000	949,201
Citizens Financial Group Inc 2.638% 9/30/2032	210,000	184,665
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	235,000	247,558
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	1,350,000	1,252,109
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	1,080,000	1,094,886
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	260,000	266,582
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	146,000	151,412
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	1,461,000	1,528,973
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	224,000	236,871
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	280,000	281,042
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	330,000	332,031
Wells Fargo & Co 2.879% 10/30/2030 (d)	506,000	484,296
Wells Fargo & Co 4.478% 4/4/2031 (d)	472,000	476,875
Wells Fargo & Co 4.897% 7/25/2033 (d)	470,000	479,303
Wells Fargo & Co 5.15% 4/23/2031 (d)	298,000	308,500
Wells Fargo & Co 5.499% 1/23/2035 (d)	200,000	209,501
Wells Fargo & Co 5.605% 4/23/2036 (d)	235,000	247,156
Wells Fargo & Co 6.303% 10/23/2029 (d)	1,290,000	1,360,462
		15,601,670
Capital Markets - 2.8%
Ares Strategic Income Fund 5.45% 9/9/2028 (c)	122,000	121,993
Ares Strategic Income Fund 5.55% 4/15/2031 (c)	400,000	392,793
Ares Strategic Income Fund 5.6% 2/15/2030	200,000	197,672
Ares Strategic Income Fund 5.7% 3/15/2028	455,000	458,578
Ares Strategic Income Fund 5.8% 9/9/2030 (c)	98,000	97,332
Athene Global Funding 4.721% 10/8/2029 (c)	470,000	470,250
Athene Global Funding 5.339% 1/15/2027 (c)	62,000	62,642
Athene Global Funding 5.38% 1/7/2030 (c)	100,000	101,510
Athene Global Funding 5.583% 1/9/2029 (c)	485,000	495,790
Blackstone Private Credit Fund 5.6% 11/22/2029	56,000	55,625
Blackstone Private Credit Fund 7.3% 11/27/2028	190,000	198,683
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	914,000	824,386
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	400,000	371,142
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,036,000	1,025,958
HPS Corporate Lending Fund 5.15% 4/2/2029 (c)	324,000	321,453
HPS Corporate Lending Fund 5.45% 1/14/2028	340,000	341,361
HPS Corporate Lending Fund 5.45% 11/15/2030 (c)	830,000	815,609
LPL Holdings Inc 4.9% 4/3/2028	210,000	212,429
Moody's Corp 5% 8/5/2034	320,000	329,373
Morgan Stanley 2.943% 1/21/2033 (d)	718,000	661,334
Morgan Stanley 4.431% 1/23/2030 (d)	538,000	543,028
Morgan Stanley 4.493% 1/16/2032 (d)	269,000	270,560
Morgan Stanley 4.654% 10/18/2030 (d)	462,000	469,541
Morgan Stanley 4.889% 7/20/2033 (d)	400,000	407,999
Morgan Stanley 5.192% 4/17/2031 (d)	203,000	210,291
Morgan Stanley 5.32% 7/19/2035 (d)	480,000	497,016
Morgan Stanley 5.664% 4/17/2036 (d)	105,000	110,963
Morgan Stanley 6.342% 10/18/2033 (d)	160,000	176,093
MSCI Inc 5.15% 3/15/2036	63,000	62,428
MSCI Inc 5.25% 9/1/2035	742,000	742,936
Sammons Financial Group Global Funding 4.8% 12/12/2030 (c)	400,000	404,446
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	200,000	203,434
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)	306,000	313,876
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	500,000	496,830
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,000	15,217
		12,480,571
Consumer Finance - 0.6%
Ally Financial Inc 7.1% 11/15/2027	98,000	102,726
American Express Co 5.085% 1/30/2031 (d)	121,000	125,013
Capital One Financial Corp 2.359% 7/29/2032 (d)	16,000	14,099
Capital One Financial Corp 5.247% 7/26/2030 (d)	185,000	191,167
Capital One Financial Corp 6.312% 6/8/2029 (d)	430,000	450,083
Capital One Financial Corp 7.624% 10/30/2031 (d)	30,000	33,814
Ford Motor Credit Co LLC 5.73% 9/5/2030	300,000	308,508
Ford Motor Credit Co LLC 5.8% 3/8/2029	200,000	206,024
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,087,000	1,137,058
		2,568,492
Financial Services - 0.4%
Corebridge Financial Inc 3.9% 4/5/2032	805,000	764,486
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,703
Corebridge Financial Inc 5.75% 1/15/2034	100,000	103,441
Corebridge Financial Inc 6.05% 9/15/2033	22,000	23,473
Equitable Holdings Inc 4.572% 2/15/2029 (c)	470,000	471,727
Equitable Holdings Inc 5% 4/20/2048	34,000	30,155
Jackson Financial Inc 3.125% 11/23/2031	316,000	287,845
Jackson Financial Inc 5.17% 6/8/2027	4,000	4,048
Jackson Financial Inc 5.67% 6/8/2032	34,000	34,770
Sixth Street Lending Partners 6.125% 7/15/2030	108,000	109,345
		1,830,993
Insurance - 0.6%
Assurant Inc 5.55% 2/15/2036	237,000	240,793
Corebridge Global Funding 4.65% 8/20/2027 (c)	104,000	104,972
Corebridge Global Funding 4.9% 12/3/2029 (c)	300,000	306,625
Corebridge Global Funding 5.2% 1/12/2029 (c)	100,000	102,948
Five Corners Funding Trust II 2.85% 5/15/2030 (c)	320,000	303,511
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)	310,000	312,003
Lincoln National Corp 3.4% 1/15/2031	464,000	436,561
Lincoln National Corp 5.852% 3/15/2034	100,000	103,149
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	407,979
Unum Group 4% 6/15/2029	56,000	55,550
Unum Group 6% 6/15/2054	230,000	226,723
		2,600,814
TOTAL FINANCIALS		35,082,540
Health Care - 1.1%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	7,000	7,169
Health Care Equipment & Supplies - 0.0%
VSP Optical Group Inc 5.45% 12/1/2035 (c)	188,000	191,242
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	13,000	12,253
Centene Corp 2.5% 3/1/2031	329,000	285,533
Centene Corp 2.625% 8/1/2031	5,000	4,332
Centene Corp 3% 10/15/2030	113,000	101,769
Centene Corp 3.375% 2/15/2030	524,000	485,902
Centene Corp 4.625% 12/15/2029	478,000	466,416
Cigna Group/The 2.375% 3/15/2031	297,000	272,216
Cigna Group/The 4.8% 8/15/2038	376,000	364,503
Cigna Group/The 5.4% 3/15/2033	160,000	168,371
CVS Health Corp 5.25% 1/30/2031	162,000	168,841
CVS Health Corp 5.3% 6/1/2033	1,163,000	1,205,741
CVS Health Corp 5.45% 9/15/2035	210,000	216,898
HCA Inc 5.45% 4/1/2031	300,000	314,157
Humana Inc 5.375% 4/15/2031	31,000	31,948
Sabra Health Care LP 3.2% 12/1/2031	692,000	639,967
		4,738,847
TOTAL HEALTH CARE		4,937,258
Industrials - 0.7%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	398,000	412,224
Boeing Co 5.805% 5/1/2050	200,000	200,808
Boeing Co 6.528% 5/1/2034	1,140,000	1,278,142
		1,891,174
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	54,000	58,423
Carrier Global Corp 6.2% 3/15/2054	2,000	2,201
		60,624
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031	111,000	110,565
Uber Technologies Inc 4.8% 9/15/2035	127,000	126,420
		236,985
Professional Services - 0.3%
Paychex Inc 5.1% 4/15/2030	92,000	93,955
Paychex Inc 5.35% 4/15/2032	554,000	568,157
Paychex Inc 5.6% 4/15/2035	389,000	398,782
Verisk Analytics Inc 4.45% 3/15/2031	56,000	56,272
		1,117,166
TOTAL INDUSTRIALS		3,305,949
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	118,000	118,422
Dell International LLC / EMC Corp 4.5% 2/15/2031	280,000	281,360
Dell International LLC / EMC Corp 4.75% 10/6/2032	859,000	867,036
Dell International LLC / EMC Corp 5.1% 2/15/2036	270,000	270,993
Dell International LLC / EMC Corp 5.75% 2/1/2033	200,000	212,382
Dell International LLC / EMC Corp 6.2% 7/15/2030	140,000	150,421
		1,900,614
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 2.45% 2/15/2031	745,000	688,636
Broadcom Inc 2.6% 2/15/2033	290,000	258,154
Broadcom Inc 3.419% 4/15/2033	620,000	580,722
Broadcom Inc 5.15% 11/15/2031	225,000	235,597
		1,763,109
Software - 0.3%
Oracle Corp 3.9% 5/15/2035	200,000	175,506
Oracle Corp 4.45% 9/26/2030	89,000	87,287
Oracle Corp 4.8% 9/26/2032	339,000	331,245
Oracle Corp 5.2% 9/26/2035	430,000	415,533
Oracle Corp 5.875% 9/26/2045	84,000	76,109
Oracle Corp 5.95% 9/26/2055	105,000	92,399
Oracle Corp 6.1% 9/26/2065	108,000	93,585
VMware LLC 1.4% 8/15/2026	7,000	6,917
		1,278,581
TOTAL INFORMATION TECHNOLOGY		4,942,304
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	91,000	95,763
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	147,000	156,728
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	69,000	74,130
		326,621
Construction Materials - 0.0%
Amrize Finance US LLC 4.6% 4/7/2027	178,000	179,301
Amrize Finance US LLC 4.7% 4/7/2028	128,000	129,982
		309,283
TOTAL MATERIALS		635,904
Real Estate - 2.4%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 2.75% 4/1/2032	2,000	1,742
Piedmont Operating Partnership LP 9.25% 7/20/2028	99,000	109,034
VICI Properties LP 4.75% 2/15/2028	57,000	57,567
VICI Properties LP 4.75% 4/1/2028	83,000	83,815
VICI Properties LP 4.95% 2/15/2030	693,000	704,448
VICI Properties LP 5.75% 4/1/2034	76,000	78,954
Vornado Realty LP 2.15% 6/1/2026	1,000	992
Vornado Realty LP 3.4% 6/1/2031	3,000	2,743
		1,039,295
Health Care REITs - 0.5%
Healthcare Realty Holdings LP 2.4% 3/15/2030	200,000	185,476
Healthcare Realty Holdings LP 3.1% 2/15/2030	310,000	296,900
Healthpeak OP LLC 5.375% 2/15/2035	500,000	515,803
Omega Healthcare Investors Inc 3.25% 4/15/2033	674,000	608,607
Omega Healthcare Investors Inc 3.375% 2/1/2031	425,000	401,075
Omega Healthcare Investors Inc 3.625% 10/1/2029	74,000	72,109
Ventas Realty LP 2.5% 9/1/2031	154,000	140,128
		2,220,098
Office REITs - 0.2%
COPT Defense Properties LP 2.75% 4/15/2031	976,000	901,340
COPT Defense Properties LP 4.5% 10/15/2030	124,000	124,541
		1,025,881
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 8.3% 3/15/2028	9,000	9,498
CBRE Services Inc 2.5% 4/1/2031	8,000	7,298
Essex Portfolio LP 5.5% 4/1/2034	300,000	312,903
Extra Space Storage LP 4.95% 1/15/2033	303,000	307,839
Extra Space Storage LP 5.4% 2/1/2034	100,000	103,155
Tanger Properties LP 2.75% 9/1/2031	386,000	353,047
Tanger Properties LP 3.875% 7/15/2027	74,000	73,820
		1,167,560
Residential REITs - 0.4%
American Homes 4 Rent LP 2.375% 7/15/2031	51,000	45,972
American Homes 4 Rent LP 3.375% 7/15/2051	2,000	1,350
American Homes 4 Rent LP 3.625% 4/15/2032	229,000	217,364
American Homes 4 Rent LP 4.3% 4/15/2052	22,000	17,457
American Homes 4 Rent LP 5.5% 7/15/2034	131,000	135,261
Invitation Homes Operating Partnership LP 2% 8/15/2031	834,000	735,031
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	200,000	201,399
Sun Communities Operating LP 2.3% 11/1/2028	2,000	1,910
Sun Communities Operating LP 2.7% 7/15/2031	528,000	484,547
UDR Inc 5.125% 9/1/2034	55,000	56,178
		1,896,469
Retail REITs - 0.7%
Agree LP 5.6% 6/15/2035	235,000	248,001
Agree LP 5.625% 6/15/2034	516,000	544,602
Brixmor Operating Partnership LP 4.05% 7/1/2030	56,000	55,498
Brixmor Operating Partnership LP 4.85% 2/15/2033	204,000	205,798
Brixmor Operating Partnership LP 5.2% 4/1/2032	193,000	199,340
Brixmor Operating Partnership LP 5.75% 2/15/2035	160,000	169,610
Kite Realty Group Trust 4.75% 9/15/2030	74,000	75,444
NNN REIT Inc 5.5% 6/15/2034	121,000	126,491
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	117,000	117,205
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	204,000	204,058
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	417,000	441,450
Regency Centers LP 5% 7/15/2032	137,000	141,212
Regency Centers LP 5.1% 1/15/2035	52,000	53,168
		2,581,877
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	420,000	432,536
American Tower Corp 5.55% 7/15/2033	100,000	105,595
		538,131
TOTAL REAL ESTATE		10,469,311
Utilities - 1.1%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,000	59,907
Cleco Corporate Holdings LLC 4.973% 5/1/2046	100,000	88,679
Consolidated Edison Co of New York Inc 5.375% 5/15/2034	160,000	168,506
Duke Energy Corp 5.45% 6/15/2034	450,000	472,237
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	124,000	114,780
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	6,000	5,441
Exelon Corp 5.3% 3/15/2033	387,000	405,534
FirstEnergy Transmission LLC 4.55% 1/15/2030	320,000	324,770
FirstEnergy Transmission LLC 4.75% 1/15/2033	95,000	95,799
FirstEnergy Transmission LLC 5% 1/15/2035	290,000	294,060
Southern Co/The 4.85% 3/15/2035	734,000	732,667
		2,762,380
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	425,000	394,100
AES Corp/The 3.95% 7/15/2030 (c)	380,000	373,422
		767,522
Multi-Utilities - 0.3%
NiSource Inc 3.6% 5/1/2030	403,000	395,314
Puget Energy Inc 4.1% 6/15/2030	400,000	394,806
Puget Energy Inc 4.224% 3/15/2032	110,000	107,512
Puget Energy Inc 5.725% 3/15/2035	570,000	589,762
		1,487,394
TOTAL UTILITIES		5,017,296
TOTAL UNITED STATES		86,579,176
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $100,245,938)		102,290,056

U.S. Government Agency - Mortgage Securities - 18.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.2%
Fannie Mae 2% 3/1/2052	98,360	82,249
Fannie Mae 2.5% 4/1/2052	496,506	436,627
Fannie Mae 2.5% 4/1/2052	52,991	46,732
Fannie Mae 2.5% 6/1/2052	98,795	87,189
Fannie Mae 3% 6/1/2052	77,130	70,975
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	44,518	37,268
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	15,377	12,872
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	20,463	18,403
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	28,534	23,887
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	28,233	23,635
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	50,519	42,449
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	29,060	24,318
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	22,967	19,320
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,605	13,979
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	131,106	110,369
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	68,282	57,503
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	60,915	51,280
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	49,543	41,707
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	48,661	40,691
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	32,785	27,415
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	74,158	62,011
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	101,568	91,228
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	47,408	44,540
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	38,611	36,276
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	205,314	172,005
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	80,484	67,226
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	44,012	41,185
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	24,214	20,285
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	13,282	11,123
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	17,627	14,877
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	25,599	21,446
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	32,642	28,787
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	26,812	23,645
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,568	17,257
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	45,911	40,231
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	17,804	15,835
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	277,284	243,843
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	154,879	147,899
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	20,647	18,209
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	184,594	161,985
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	196,108	172,703
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	318,661	281,226
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	465,662	414,159
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	25,474	23,226
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	47,352	42,848
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	27,474	25,050
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	280,405	260,569
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	287,650	264,155
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	36,229	32,964
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	245,529	225,934
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	48,750	44,616
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	355,547	326,951
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	100,406	92,017
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	21,492	20,676
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	120,622	116,669
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	19,656	18,922
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	58,874	56,421
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	85,558	82,175
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	45,211	43,711
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,624	1,535
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	55,859	53,336
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	14,723	14,008
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	9,631	9,196
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	37,853	36,647
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	98,703	94,060
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	218,556	208,344
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	13,042	12,555
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	121,334	123,711
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	51,701	53,067
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	133,614	138,303
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	243,691	248,665
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	98,618	103,330
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	74,501	76,455
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,133	21,767
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	185,362	193,916
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	41,112	42,345
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	378,804	396,905
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	92,211	96,293
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	291,412	300,683
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	119,486	125,084
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	169,511	174,539
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	297,660	315,050
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	92,938	98,331
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	11,499	12,000
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	132,429	139,907
Freddie Mac Gold Pool 1.5% 12/1/2035	20,182	18,506
Freddie Mac Gold Pool 1.5% 2/1/2037	447,756	408,393
Freddie Mac Gold Pool 1.5% 4/1/2051	62,718	49,843
Freddie Mac Gold Pool 2% 1/1/2051	61,890	51,792
Freddie Mac Gold Pool 2% 1/1/2051	30,441	25,474
Freddie Mac Gold Pool 2% 1/1/2051	17,294	14,542
Freddie Mac Gold Pool 2% 1/1/2051	16,462	13,843
Freddie Mac Gold Pool 2% 1/1/2052	277,907	231,606
Freddie Mac Gold Pool 2% 1/1/2052	80,540	67,725
Freddie Mac Gold Pool 2% 11/1/2050	250,683	209,858
Freddie Mac Gold Pool 2% 12/1/2051	46,045	38,719
Freddie Mac Gold Pool 2% 2/1/2052	21,275	17,917
Freddie Mac Gold Pool 2% 3/1/2051	119,283	99,932
Freddie Mac Gold Pool 2% 3/1/2052	48,764	40,914
Freddie Mac Gold Pool 2% 6/1/2050	388,884	326,037
Freddie Mac Gold Pool 2% 7/1/2051	50,166	41,902
Freddie Mac Gold Pool 2% 7/1/2051	18,422	15,387
Freddie Mac Gold Pool 2% 8/1/2050	18,771	15,808
Freddie Mac Gold Pool 2% 9/1/2035	676,773	633,302
Freddie Mac Gold Pool 2% 9/1/2050	296,803	248,652
Freddie Mac Gold Pool 2.5% 1/1/2052	192,944	169,795
Freddie Mac Gold Pool 2.5% 10/1/2051	47,657	41,760
Freddie Mac Gold Pool 2.5% 11/1/2051	62,549	55,201
Freddie Mac Gold Pool 2.5% 12/1/2051	33,408	29,463
Freddie Mac Gold Pool 2.5% 2/1/2035	733,717	706,612
Freddie Mac Gold Pool 2.5% 2/1/2050	125,162	110,067
Freddie Mac Gold Pool 2.5% 2/1/2051	122,501	108,224
Freddie Mac Gold Pool 2.5% 4/1/2042	109,172	100,056
Freddie Mac Gold Pool 2.5% 4/1/2052	255,496	225,322
Freddie Mac Gold Pool 2.5% 5/1/2051	65,443	57,755
Freddie Mac Gold Pool 2.5% 5/1/2051	19,321	17,208
Freddie Mac Gold Pool 2.5% 8/1/2041	126,358	116,171
Freddie Mac Gold Pool 3% 1/1/2052	19,379	17,633
Freddie Mac Gold Pool 3% 10/1/2049	29,379	26,924
Freddie Mac Gold Pool 3% 2/1/2050	50,880	46,851
Freddie Mac Gold Pool 3% 3/1/2050	53,001	48,440
Freddie Mac Gold Pool 3% 3/1/2052	17,964	16,345
Freddie Mac Gold Pool 3% 4/1/2050	53,372	48,779
Freddie Mac Gold Pool 3% 6/1/2052	58,534	53,570
Freddie Mac Gold Pool 3% 6/1/2052	32,238	29,333
Freddie Mac Gold Pool 3.5% 1/1/2048	12,740	12,165
Freddie Mac Gold Pool 3.5% 11/1/2047	9,396	9,038
Freddie Mac Gold Pool 3.5% 2/1/2043	19,564	18,944
Freddie Mac Gold Pool 3.5% 7/1/2042	12,113	11,735
Freddie Mac Gold Pool 3.5% 7/1/2047	11,001	10,590
Freddie Mac Gold Pool 3.5% 7/1/2052	138,799	131,099
Freddie Mac Gold Pool 3.5% 8/1/2047	16,967	16,333
Freddie Mac Gold Pool 3.5% 9/1/2042	27,018	26,159
Freddie Mac Gold Pool 3.5% 9/1/2042	15,075	14,590
Freddie Mac Gold Pool 4% 2/1/2053	350,980	344,738
Freddie Mac Gold Pool 4% 2/1/2053	129,240	126,942
Freddie Mac Gold Pool 5.5% 3/1/2053	36,261	37,593
Freddie Mac Gold Pool 5.5% 5/1/2055	147,560	150,595
Freddie Mac Gold Pool 5.5% 9/1/2054	133,839	138,286
Freddie Mac Gold Pool 6% 12/1/2052	57,849	60,464
Freddie Mac Gold Pool 6% 4/1/2054	80,478	84,192
Freddie Mac Gold Pool 6% 5/1/2054	192,204	201,314
Freddie Mac Gold Pool 6% 7/1/2054	1,077,088	1,105,670
Freddie Mac Gold Pool 6% 8/1/2055	240,978	252,419
Freddie Mac Gold Pool 6.5% 5/1/2055	288,519	305,262
Freddie Mac Gold Pool 6.5% 6/1/2054	162,502	172,605
Freddie Mac Gold Pool 6.5% 9/1/2054	194,697	206,802
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	185,185	193,614
Ginnie Mae I Pool 3.5% 7/20/2052	185,892	176,326
Ginnie Mae I Pool 3.5% 8/20/2052	92,656	87,830
Ginnie Mae I Pool 3.5% 9/20/2052	372,777	353,360
Ginnie Mae I Pool 4% 10/20/2052	40,883	39,645
Ginnie Mae I Pool 4.5% 4/20/2053	41,830	41,618
Ginnie Mae II Pool 2% 1/20/2051	449,409	380,967
Ginnie Mae II Pool 2% 10/20/2050	991,813	840,580
Ginnie Mae II Pool 2% 11/20/2050	68,402	57,984
Ginnie Mae II Pool 2% 12/20/2050	84,671	71,756
Ginnie Mae II Pool 2% 3/1/2056 (b)	600,000	508,218
Ginnie Mae II Pool 2% 3/20/2052	2,306,115	1,954,908
Ginnie Mae II Pool 2% 4/1/2056 (b)	325,000	275,323
Ginnie Mae II Pool 2% 9/20/2050	92,936	78,957
Ginnie Mae II Pool 2% 9/20/2051	149,543	126,721
Ginnie Mae II Pool 2.5% 1/20/2055	187,932	165,935
Ginnie Mae II Pool 2.5% 12/20/2051	526,459	464,714
Ginnie Mae II Pool 2.5% 3/20/2052	499,950	441,354
Ginnie Mae II Pool 2.5% 4/20/2052	299,999	264,838
Ginnie Mae II Pool 2.5% 5/20/2052	426,073	376,135
Ginnie Mae II Pool 2.5% 8/20/2051	258,587	228,259
Ginnie Mae II Pool 3% 3/20/2050	44,881	41,286
Ginnie Mae II Pool 3% 4/20/2052	526,305	482,917
Ginnie Mae II Pool 3% 5/20/2051	90,311	82,886
Ginnie Mae II Pool 3% 6/20/2051	24,146	22,162
Ginnie Mae II Pool 3% 7/20/2051	146,925	134,928
Ginnie Mae II Pool 3% 8/20/2051	411,948	377,923
Ginnie Mae II Pool 3.5% 8/20/2047	143,834	138,039
Ginnie Mae II Pool 4% 10/20/2055	545,435	524,924
Ginnie Mae II Pool 4.5% 11/20/2054	595,070	589,171
Ginnie Mae II Pool 5% 3/1/2056 (b)	900,000	901,662
Ginnie Mae II Pool 5% 4/1/2056 (b)	900,000	901,934
Ginnie Mae II Pool 5.5% 2/20/2055	163,493	165,798
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	6,600,000	6,684,981
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	5,900,000	5,969,745
Ginnie Mae II Pool 6% 12/20/2054	64,230	65,694
Ginnie Mae II Pool 6% 3/1/2056 (b)	1,925,000	1,964,049
Ginnie Mae II Pool 6% 4/1/2056 (b)	800,000	815,666
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	550,000	569,205
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	275,000	285,449
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	9,250,000	7,660,518
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	5,800,000	4,803,805
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	2,475,000	2,143,292
Uniform Mortgage Backed Securities 3% 3/1/2056 (b)	950,000	859,045
Uniform Mortgage Backed Securities 4% 3/1/2056 (b)	25,000	24,300
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	100,000	98,883
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	3,900,000	3,959,262
Uniform Mortgage Backed Securities 5% 3/1/2056 (b)	650,000	652,945
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	2,700,000	2,739,445
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (b)	7,350,000	7,468,289
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	325,000	333,366
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (b)	6,100,000	6,334,707
TOTAL UNITED STATES		81,142,299
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $80,062,016)		81,142,299

U.S. Treasury Obligations - 49.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.89 to 4.43	1,211,000	1,016,578
US Treasury Bonds 3.625% 5/15/2053	4.20	300,000	251,683
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	676,000	607,344
US Treasury Bonds 4.125% 8/15/2053	4.05 to 4.95	10,775,000	9,884,800
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.78	2,220,000	2,079,602
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	579,000	542,496
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.99	4,463,000	4,360,142
US Treasury Bonds 4.625% 11/15/2055	4.68 to 4.92	8,350,000	8,335,648
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.66	2,960,000	2,952,138
US Treasury Bonds 4.625% 5/15/2054	4.22 to 4.68	1,670,000	1,664,651
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	270,000	274,365
US Treasury Bonds 4.75% 2/15/2056	4.67	300,000	305,719
US Treasury Bonds 4.75% 5/15/2055	4.67 to 4.97	5,554,000	5,652,280
US Treasury Bonds 4.75% 8/15/2055	4.64 to 4.92	16,490,000	16,791,458
US Treasury Notes 3.5% 11/30/2030	3.66 to 3.75	2,680,000	2,678,534
US Treasury Notes 3.625% 10/31/2030	3.51 to 3.82	10,225,000	10,275,326
US Treasury Notes 3.625% 12/31/2030	3.72 to 3.83	11,140,000	11,191,349
US Treasury Notes 3.625% 9/30/2030	3.65 to 3.74	1,460,000	1,467,471
US Treasury Notes 3.625% 9/30/2031	3.92 to 4.10	2,500,000	2,504,199
US Treasury Notes 3.75% 1/31/2031	3.58 to 3.83	2,090,000	2,111,227
US Treasury Notes 3.75% 10/31/2032	3.70 to 4.03	10,740,000	10,770,206
US Treasury Notes 3.75% 11/30/2032	3.87 to 3.95	8,300,000	8,322,371
US Treasury Notes 3.75% 12/31/2030	3.91 to 4.08	1,900,000	1,918,852
US Treasury Notes 3.75% 8/31/2031	3.54	800,000	806,563
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.07	12,600,000	12,724,032
US Treasury Notes 3.875% 6/30/2030	3.70	400,000	406,234
US Treasury Notes 3.875% 8/15/2033	3.69 to 4.90	5,614,000	5,654,789
US Treasury Notes 3.875% 8/15/2034	4.23 to 4.28	2,880,000	2,884,188
US Treasury Notes 3.875% 8/31/2032	3.78 to 3.95	5,580,000	5,641,467
US Treasury Notes 3.875% 9/30/2032	3.84 to 3.93	1,175,000	1,187,484
US Treasury Notes 4% 1/31/2033	3.71 to 4.07	4,540,000	4,618,031
US Treasury Notes 4% 11/15/2035	4.04 to 4.28	6,720,000	6,744,150
US Treasury Notes 4% 5/31/2030	3.75 to 3.98	2,160,000	2,204,044
US Treasury Notes 4% 6/30/2032	3.87 to 4.18	2,740,000	2,791,589
US Treasury Notes 4% 7/31/2032	3.97 to 4.14	2,800,000	2,851,953
US Treasury Notes 4.125% 11/30/2031	4.46	450,000	461,971
US Treasury Notes 4.125% 2/15/2036	4.01	200,000	202,656
US Treasury Notes 4.125% 3/31/2031	4.30 to 4.62	3,350,000	3,439,900
US Treasury Notes 4.125% 5/31/2032	3.75 to 4.31	4,956,000	5,084,798
US Treasury Notes 4.125% 7/31/2031	3.78	2,400,000	2,465,327
US Treasury Notes 4.25% 11/15/2034	4.18 to 4.62	4,434,000	4,555,415
US Treasury Notes 4.25% 2/28/2031	4.22 to 4.33	1,140,000	1,177,050
US Treasury Notes 4.25% 5/15/2035	4.03 to 4.52	9,797,000	10,048,431
US Treasury Notes 4.25% 6/30/2031	4.25 to 4.40	3,200,000	3,305,875
US Treasury Notes 4.25% 8/15/2035	3.93 to 4.26	16,155,000	16,556,352
US Treasury Notes 4.375% 1/31/2032	4.41	980,000	1,018,779
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.44	2,590,000	2,689,047
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	1,289,000	1,350,278
US Treasury Notes 4.5% 12/31/2031	4.15 to 4.56	4,965,000	5,194,049
US Treasury Notes 4.625% 2/15/2035	4.53	1,000,000	1,055,156
US Treasury Notes 4.625% 4/30/2031	4.45 to 4.56	1,500,000	1,575,645
US Treasury Notes 4.625% 9/30/2030	4.17 to 4.71	5,395,000	5,648,523
TOTAL U.S. TREASURY OBLIGATIONS (Cost $216,834,940)			220,302,215

Money Market Funds - 13.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $59,000,889)	3.70	58,989,052	59,000,850

TOTAL INVESTMENT IN SECURITIES - 113.4% (Cost $498,427,384)	505,282,388
NET OTHER ASSETS (LIABILITIES) - (13.4)%	(59,840,878)
NET ASSETS - 100.0%	445,441,510

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(325,000)	(275,285)
Ginnie Mae II Pool 5% 3/1/2056	(900,000)	(901,662)
Ginnie Mae II Pool 5.5% 3/1/2056	(5,975,000)	(6,051,934)
Ginnie Mae II Pool 6% 3/1/2056	(1,375,000)	(1,402,892)
Ginnie Mae II Pool 6.5% 3/1/2056	(550,000)	(569,205)
Uniform Mortgage Backed Securities 2% 3/1/2056	(5,800,000)	(4,803,352)
Uniform Mortgage Backed Securities 5% 3/1/2041	(2,700,000)	(2,741,027)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(2,600,000)	(2,641,844)
Uniform Mortgage Backed Securities 6% 3/1/2056	(325,000)	(333,366)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(700,000)	(726,934)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(20,447,501)

TOTAL TBA SALE COMMITMENTS (Proceeds $20,396,267)		(20,447,501)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,087,831 or 12.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,558,820	74,237,750	27,795,327	498,756	(353)	(40)	59,000,850	58,989,052	0.1%
Total	12,558,820	74,237,750	27,795,327	498,756	(353)	(40)	59,000,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	27,193,575	-	27,193,575	-

Commercial Mortgage Securities	15,353,393	-	15,353,393	-

Non-Convertible Corporate Bonds
Communication Services	8,757,415	-	8,757,415	-
Consumer Discretionary	2,881,551	-	2,881,551	-
Consumer Staples	1,577,054	-	1,577,054	-
Energy	13,028,587	-	13,028,587	-
Financials	43,859,401	-	43,859,401	-
Health Care	5,607,653	-	5,607,653	-
Industrials	5,011,995	-	5,011,995	-
Information Technology	5,443,889	-	5,443,889	-
Materials	635,904	-	635,904	-
Real Estate	10,469,311	-	10,469,311	-
Utilities	5,017,296	-	5,017,296	-

U.S. Government Agency - Mortgage Securities	81,142,299	-	81,142,299	-

U.S. Treasury Obligations	220,302,215	-	220,302,215	-

Money Market Funds	59,000,850	59,000,850	-	-
Total Investments in Securities:	505,282,388	59,000,850	446,281,538	-
Other Financial Instruments:

TBA Sale Commitments	(20,447,501)	-	(20,447,501)	-
Total Other Financial Instruments:	(20,447,501)	-	(20,447,501)	-
Fidelity® Investment Grade Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $439,426,495)	$446,281,538
Fidelity Central Funds (cost $59,000,889)	59,000,850

Total Investment in Securities (cost $498,427,384)		$505,282,388
Cash		6,203
Receivable for investments sold		563
Receivable for TBA sale commitments		20,396,267
Receivable for fund shares sold		4,389,559
Interest receivable		3,309,304
Distributions receivable from Fidelity Central Funds		151,843
Total assets		533,536,127
Liabilities
Payable for investments purchased
Regular delivery	$9,322,997
Delayed delivery	56,827,739
TBA sale commitments, at value	20,447,501
Distributions payable	1,370,000
Accrued management fee	126,380
Total liabilities		88,094,617
Net Assets		$445,441,510
Net Assets consist of:
Paid in capital		$438,883,426
Total accumulated earnings (loss)		6,558,084
Net Assets		$445,441,510
Net Asset Value, offering price and redemption price per share ($445,441,510 ÷ 10,150,000 shares)		$43.89
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$6,494,803
Income from Fidelity Central Funds		498,756
Total income		6,993,559
Expenses
Management fee	$561,636
Independent trustees' fees and expenses	291
Total expenses before reductions	561,927
Expense reductions	(632)
Total expenses after reductions		561,295
Net Investment income (loss)		6,432,264
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	516,323
Fidelity Central Funds	(353)
Total net realized gain (loss)		515,970
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,634,770
Fidelity Central Funds	(40)
TBA sale commitments	35,356
Total change in net unrealized appreciation (depreciation)		5,670,086
Net gain (loss)		6,186,056
Net increase (decrease) in net assets resulting from operations		$12,618,320
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,432,264	$7,949,133
Net realized gain (loss)	515,970	(162,365)
Change in net unrealized appreciation (depreciation)	5,670,086	(857,173)
Net increase (decrease) in net assets resulting from operations	12,618,320	6,929,595
Distributions to shareholders	(6,501,900)	(7,794,900)

Share transactions
Proceeds from sales of shares	208,650,677	111,630,318
Cost of shares redeemed	-	(2,119,291)

Net increase (decrease) in net assets resulting from share transactions	208,650,677	109,511,027
Total increase (decrease) in net assets	214,767,097	108,645,722

Net Assets
Beginning of period	230,674,413	122,028,691
End of period	$445,441,510	$230,674,413

Other Information
Shares
Sold	4,800,000	2,600,000
Redeemed	-	(50,000)
Net increase (decrease)	4,800,000	2,550,000

Financial Highlights
Fidelity® Investment Grade Bond ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$43.12	$43.58	$42.19	$44.05	$50.76	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.899	1.869	1.890	1.615	.788	.287
Net realized and unrealized gain (loss)	.749	(.529)	1.293	(1.987)	(6.657)	.790
Total from investment operations	1.648	1.340	3.183	(.372)	(5.869)	1.077
Distributions from net investment income	(.878)	(1.800)	(1.793)	(1.488)	(.841)	(.317)
Total distributions	(.878)	(1.800)	(1.793)	(1.488)	(.841)	(.317)
Net asset value, end of period	$43.89	$43.12	$43.58	$42.19	$44.05	$50.76
Total Return D,E,F	3.85%	3.18%	7.77%	(.83)%	(11.65)%	2.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I	.36%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.37 % I	.36%	.36%	.36%	.36%	.36% I
Expenses net of all reductions, if any	.37% I	.36%	.36%	.36%	.36%	.36% I
Net investment income (loss)	4.19% I	4.38%	4.48%	3.80%	1.65%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$445,442	$230,674	$122,029	$29,531	$6,607	$10,151
Portfolio turnover rate J	165 % I,K	203% K	277% K	190% K	37% K	19% L

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Fidelity® Investment Grade Securitized ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 10.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (f)	1,200,000	1,214,602
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (f)	302,162	305,393
TOTAL CANADA		1,519,995
UNITED STATES - 10.8%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (f)	39,869	40,265
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (f)	800,000	801,566
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (f)	7,020,000	7,060,129
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (f)	2,793,563	2,808,311
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (f)	2,670,000	2,721,764
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (f)	403,653	405,019
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (f)	1,100,000	1,119,365
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (f)	856,599	858,262
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (f)	2,400,000	2,413,407
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (f)	3,319,286	3,371,038
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (f)	15,232,354	15,321,215
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,450,059	1,462,984
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (f)	2,700,000	2,719,363
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	6,800,000	6,872,844
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	1,425,000	1,439,519
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	2,170,000	2,170,309
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	715,000	716,998
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	5,600,000	5,645,065
Carvana Auto Receivables Trust Series 2024-N1 Class A3, 5.6% 3/10/2028 (f)	2,206,670	2,209,267
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (f)	10,473,588	10,504,337
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	474,302	474,675
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	2,800,000	2,892,214
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (f)	1,000,000	1,015,668
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (f)	1,369	1,376
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (f)	1,659,354	1,670,300
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (f)	15,300,000	15,333,652
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (f)	2,900,000	2,920,046
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (f)	976,760	978,971
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (f)	2,340,000	2,366,072
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (f)	1,045,000	1,044,889
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (f)	5,800,000	5,926,264
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (f)	1,842,784	1,849,811
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (f)	2,675,000	2,678,736
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (f)	1,355,000	1,364,438
DLLMT Series 2023-1A Class A3, 5.34% 3/22/2027 (f)	204,047	204,638
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	10,600,000	10,646,894
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (f)	4,700,000	4,741,289
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (f)	631,815	639,175
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (f)	340,051	342,553
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (f)	414,000	419,428
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (f)	340,000	343,765
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	5,602,049	5,616,987
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	930,000	932,266
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	161,739	162,148
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	325,000	328,311
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	305,000	307,450
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (f)	1,227,000	1,222,836
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (f)	14,518,000	14,546,992
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (f)	16,845,000	17,115,430
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4082% 4/15/2029 (f)(h)(i)	2,400,000	2,409,840
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	4,122,327	4,148,124
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	1,763,740	1,766,546
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (f)	500,000	512,353
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (f)	11,378,000	11,426,892
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8082% 6/15/2028 (f)(h)(i)	9,320,000	9,339,925
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (f)	2,000,000	2,014,028
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (f)	5,376,813	5,393,395
GreatAmerica Leasing Receivables Funding LLC Series 2025-2 Class A2, 4.22% 5/15/2028 (f)	13,400,000	13,459,570
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (f)	508,169	510,248
Greensky Home Improvement Series 2025-3A Class A3, 4.52% 12/27/2060 (f)	2,942,379	2,963,267
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (f)	367,000	367,728
Honda Auto Receivables Owner Trust Series 2024-1 Class A3, 5.21% 8/15/2028	2,105,120	2,122,775
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (f)	2,720,899	2,735,652
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,702,229	1,705,056
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (f)	113,710	113,949
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	656,480	657,756
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (f)	4,280,037	4,304,059
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (f)	4,245,000	4,280,576
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	1,960,000	1,963,447
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (f)	11,900,000	12,126,845
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (f)	27,800,000	27,506,724
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (f)	8,813,942	8,692,935
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (f)	2,000,000	2,071,984
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (f)	1,315	1,314
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (f)	1,430,270	1,431,562
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (f)	3,200,000	3,218,748
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (f)	2,510,000	2,516,820
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (f)	6,800,000	6,821,160
Optn Series 2026-A Class A, 4.32% 1/9/2034 (f)	985,000	988,152
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (f)	10,254,878	10,465,646
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (f)	2,760,000	2,766,671
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (f)	620,000	626,476
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (f)	771,824	776,411
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (f)	355,415	358,548
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (f)	492,457	493,626
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (f)	1,129,244	1,130,379
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (f)(i)	1,558,802	1,560,983
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (f)	8,074,217	8,096,083
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (f)	1,850,061	1,858,529
Reach Abs Trust Series 2026-1A Class B, 4.37% 2/15/2033 (f)	3,100,000	3,105,956
RKTL Series 2026-1A Class B, 4.33% 2/26/2035 (f)	1,200,000	1,200,078
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	5,686,705	5,695,215
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	994,712	997,245
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	2,925,000	2,931,153
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (f)	17,600,000	17,642,402
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (f)	3,842,351	3,862,702
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (f)	457,699	462,875
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (f)	2,000,000	2,001,398
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (f)	2,300,000	2,307,115
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (f)	5,239,411	5,265,959
Sofi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (f)	15,500,000	15,509,064
Sofi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (f)	1,800,000	1,813,296
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (f)	26,025,000	26,008,628
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (f)	5,980,201	6,024,905
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (f)	600,000	611,134
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 4.987% 2/25/2056 (f)(g)	3,700,000	3,699,997
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	526,115	532,332
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (f)	1,154,978	1,156,017
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (f)	5,393,633	5,403,377
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (f)	2,152,803	2,204,319
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (f)	7,600,000	7,613,663
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (f)	1,214,533	1,221,356
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (f)	9,770,639	9,879,689
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (f)	9,523,616	9,621,845
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (f)	2,700,000	2,711,551
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (f)	4,710,683	4,762,390
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	662	663
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	2,750,000	2,783,202
TOTAL UNITED STATES		481,482,609
TOTAL ASSET-BACKED SECURITIES (Cost $480,469,062)		483,002,604

Collateralized Mortgage Obligations - 10.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.9%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (f)	57,459	51,883
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (f)	1,600,000	1,600,000
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (f)(i)	49,222	49,100
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (f)	3,183,729	3,144,507
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (f)(i)	318,546	313,570
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (f)	3,821,858	3,581,326
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (f)	4,119,986	4,055,202
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (f)	6,256,951	6,240,261
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (f)(i)	3,000,000	3,000,998
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (f)(i)	7,006,237	7,096,154
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	3,927,858	3,626,634
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	21,452,368	19,160,547
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	3,686,019	3,496,133
Fannie Mae Guaranteed REMIC Series 2021-13 Class BE, 1.25% 2/25/2050	75,673,685	60,804,828
Fannie Mae Guaranteed REMIC Series 2021-28 Class NC, 1% 5/25/2041	3,498,628	3,157,512
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	493,470	420,912
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,504,178	3,293,638
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	2,577,509	2,493,760
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	17,741	16,242
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	767,186	761,304
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (h)(i)	6,792,126	6,770,569
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (h)(i)	13,654,750	13,611,414
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (h)(i)	7,713,444	7,686,302
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (h)(i)	20,141,470	20,077,495
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	1,458,967	1,390,269
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (h)(i)	10,610,659	10,738,827
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (h)(i)	8,728,344	8,834,783
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (h)(i)	472,742	478,415
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (h)(i)	1,430,224	1,449,209
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (h)(i)	8,157,575	8,217,373
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/25/2054 (h)(i)	2,765,244	2,781,072
Fannie Mae Mortgage pass-thru certificates Series 2020-54 Class DA, 2% 6/25/2044	6,887,547	6,618,026
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	946,082	891,957
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	487,122	456,566
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (h)(i)	2,331,974	2,350,977
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 3/25/2055 (h)(i)	9,331,971	9,422,170
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 2/25/2055 (h)(i)	12,156,311	12,221,233
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2672% 8/25/2054 (h)(i)	4,710,404	4,772,957
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (h)(i)	2,756,682	2,776,290
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (h)(i)	3,602,654	3,640,892
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (h)(i)	4,168,451	4,211,364
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (h)(i)	2,808,495	2,835,026
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (h)(i)	2,786,755	2,809,906
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4383 Class BD, 2% 9/15/2044	5,550,800	5,037,554
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,579,334	5,451,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	2,692,871	2,443,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	937,079	779,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class CA, 2% 3/25/2044	249,188	240,477
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class KH, 2% 1/25/2044	2,406,784	2,326,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class TA, 2% 1/25/2044	789,118	761,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	10,532,505	10,207,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	8,119,611	7,761,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	12,517,066	10,735,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,844,326	1,466,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5181 Class TA, 2.5% 6/25/2048	3,832,844	3,511,784
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5188 Class GA, 2% 1/25/2052	2,406,627	2,231,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	5,818,879	5,298,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	17,970	16,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class MN, 3% 4/25/2048	18,792,190	18,052,588
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	2,100,434	1,985,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	2,100,434	1,985,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2172% 7/25/2052 (h)(i)	983,417	975,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (h)(i)	2,244,638	2,228,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (h)(i)	3,807,987	3,791,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (h)(i)	2,414,351	2,385,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3172% 9/25/2052 (h)(i)	7,864,569	7,813,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 10/25/2053 (h)(i)	1,419,769	1,440,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 10/25/2054 (h)(i)	2,072,624	2,081,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (h)(i)	7,498,319	7,552,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (h)(i)	2,257,462	2,269,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (h)(i)	4,219,610	4,253,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (h)(i)	5,230,806	5,274,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 3/25/2055 (h)(i)	20,318,627	20,479,798
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (f)	14,000,194	13,766,009
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (f)(i)	2,400,965	2,431,038
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (f)(i)	1,642,080	1,661,711
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (f)(i)	3,013,338	3,024,275
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (f)	6,018,959	5,894,283
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (f)(g)	4,476,156	4,524,658
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (f)(i)	3,103,442	3,113,223
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (f)(i)	779,171	755,250
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (f)	2,187,895	2,187,894
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (f)(i)	4,816,246	4,858,340
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (f)(g)	3,442,886	3,395,354
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (f)	13,964,196	13,720,077
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (f)(i)	1,958,954	1,968,846
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (f)(i)	1,346,092	1,333,804
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (f)(i)	1,408,458	1,396,985
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (f)	1,103,668	1,105,457
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (f)	2,466,711	2,425,664
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (f)	12,364,004	12,492,747
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (f)(i)	3,072,872	3,104,361
TOTAL UNITED STATES		485,405,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $474,079,695)		485,405,630

Commercial Mortgage Securities - 14.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.1%
3650r Commercial Mortgage Trust Series 2021-PF1 Class ASB, 2.372% 11/15/2054	1,400,000	1,340,740
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (f)(h)(i)	17,948,000	18,038,046
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 2/15/2043 (f)(h)(i)	1,490,000	1,490,464
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	376,514	372,773
BANK Series 2017-BNK7 Class ASB, 3.265% 9/15/2060	692,990	688,127
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	2,506,122	2,469,290
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	346,266	343,952
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	393,635	391,898
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	727,626	729,674
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	208,897	206,070
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,986,882	1,932,329
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	3,325,548	3,052,773
BANK Series 2024-BNK48 Class A5, 5.053% 10/15/2057	6,115,000	6,334,122
BANK5 Series 2025-5YR14 Class XA, 0.9831% 4/15/2058 (i)(j)	29,758,753	1,087,188
BANK5 Series 2025-5YR14 Class XB, 0.2714% 4/15/2058 (i)(j)	74,200,000	952,810
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (i)(j)	12,200,000	348,983
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	5,400,000	5,605,034
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (f)	3,226,000	3,230,422
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	4,675,000	4,279,777
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	577,933
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (f)(i)(j)	24,896,000	997,174
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	2,455,535	2,457,136
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	1,300,000	1,292,092
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	970,000	966,457
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	750,000	740,065
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	10,895,000	10,541,057
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	374,089	367,040
Benchmark Mortgage Trust Series 2021-B25 Class ASB, 2.271% 4/15/2054	5,368,000	5,135,072
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	5,400,000	5,643,344
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (i)(j)	45,400,000	666,717
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.7653% 8/15/2058 (f)(i)(j)	9,700,000	664,751
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	5,500,000	5,737,410
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (f)(h)(i)	1,713,312	1,713,312
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	1,000,000	1,050,664
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	18,034,000	19,485,888
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	3,900,000	4,097,659
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (i)(j)	39,396,000	988,461
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	7,300,000	7,452,950
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	4,000,000	4,166,119
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (i)	5,380,000	5,677,639
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7069% 4/15/2058 (i)(j)	12,994,552	342,509
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (f)(h)(i)	7,776,777	7,779,207
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (f)(i)	844,121	844,649
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (f)(h)(i)	2,461,000	2,456,386
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (f)(h)(i)	35,759	35,748
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (f)(h)(i)	329,000	329,000
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (f)(h)(i)	4,762,776	4,764,264
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (f)(h)(i)	5,679,000	5,682,572
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (f)(h)(i)	598,000	597,631
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (f)(h)(i)	4,298,446	4,299,789
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (f)(h)(i)	7,625,610	7,616,078
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (f)(h)(i)	635,386	633,798
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (f)(h)(i)	895,982	893,747
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6245% 11/15/2038 (f)(h)(i)	469,149	469,003
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (f)(h)(i)	803,605	803,354
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.463% 10/15/2038 (f)(h)(i)	2,715,349	2,714,501
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (f)(h)(i)	8,909,293	8,909,293
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (f)(h)(i)	5,616,000	5,608,409
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (f)(h)(i)	1,026,000	1,026,000
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (f)(i)	5,238,000	5,369,684
CFCRE Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.6436% 12/10/2054	576,648	575,373
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	5,350,000	5,305,041
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	2,600,000	2,573,826
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	2,450,626	2,358,865
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (f)(i)	2,000,000	2,024,342
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	382,921	383,588
DBJPM Mortgage Trust Series 2020-C9 Class A4, 1.644% 8/15/2053	2,100,000	1,931,913
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,000,000	1,815,971
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (f)(i)	2,420,000	2,496,026
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (f)(h)(i)	5,605,000	5,612,006
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (f)(h)(i)	995,000	996,864
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (f)(h)(i)	7,947,000	7,949,483
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (f)(h)(i)	528,000	528,990
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8072% 10/25/2031 (i)	500,000	451,276
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (i)	1,100,000	1,131,511
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4759% 3/25/2033 (i)	1,400,000	1,437,927
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	5,800,000	5,873,908
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (i)	968,523	969,051
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	15,900,000	16,355,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (i)	14,145,260	14,069,355
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,800,400	2,778,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	9,800,000	9,726,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	62,906	62,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	3,900,000	3,873,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,288,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,683,111	3,674,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,200,000	2,219,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	5,000,000	5,045,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,700,000	2,711,379
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,066,428	1,068,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	100,000	96,737
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	2,200,000	2,011,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	7,600,000	7,294,278
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	21,200,000	19,371,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	3,600,000	3,688,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (h)(i)	8,773,640	8,758,763
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (i)	4,700,000	4,797,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (i)	3,200,000	3,259,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (i)	4,800,000	4,904,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.2092% 3/25/2030 (h)(i)	20,782,344	20,782,329
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	5,200,000	5,322,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (i)	8,700,000	8,883,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (i)	2,600,000	2,656,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (i)	3,000,000	3,044,812
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (i)	27,295,591	27,284,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (h)(i)	16,296,320	16,296,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	4,000,000	4,097,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	10,800,000	11,011,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (i)	6,800,000	6,863,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (h)(i)	6,906,336	6,906,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (h)(i)	17,398,346	17,398,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (h)(i)	17,700,000	17,702,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (h)(i)	19,000,000	19,005,932
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	4,850,000	4,679,889
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	400,099
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	100,000	96,358
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	3,018,000	2,698,797
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (f)(h)(i)	605,000	603,866
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (f)(i)	1,456,000	1,452,856
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (f)(i)	1,637,000	1,670,894
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	19,590	19,487
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	275,345	273,725
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	14,477,167	13,373,879
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	100,000	88,004
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (f)(h)(i)	2,512,000	2,514,086
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class A4, 3.536% 11/15/2052	5,210,000	5,164,621
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	10,000	9,919
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	3,405,000	3,428,000
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	190,232	188,041
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (i)	3,435,715	3,131,790
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (f)(i)	990,405	977,826
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (f)(h)(i)	6,465,000	6,465,000
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (f)(h)(i)	1,303,000	1,303,816
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (f)(h)(i)	11,500,000	11,528,684
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (f)	6,110,000	6,133,953
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (f)(h)(i)	10,649,932	10,646,604
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (f)(h)(i)	9,227,000	9,238,541
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	1,700,000	1,628,785
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	5,428,782	5,400,518
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	1,732,997	1,735,114
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,051,855	1,043,401
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	99,570	98,201
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	364,962	359,763
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.0859% 8/15/2054 (i)(j)	25,751,000	1,376,806
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	1,825,000	1,751,224
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (f)(h)(i)	100,000	99,954
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (f)(h)(i)	603,000	602,214
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9503% 10/15/2041 (f)(h)(i)	2,500,000	2,500,870
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.1212% 5/15/2058 (i)(j)	21,312,113	887,873
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.5147% 5/15/2058 (i)(j)	57,043,000	1,243,395
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (f)(i)	1,226,000	1,237,684
TOTAL UNITED STATES		630,274,044
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $623,512,076)		630,274,044

U.S. Government Agency - Mortgage Securities - 127.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 127.6%
Fannie Mae 2% 11/1/2051	5,445,305	4,558,494
Fannie Mae 2% 2/1/2052	1,279,803	1,080,175
Fannie Mae 2% 3/1/2052	18,694,972	15,632,820
Fannie Mae 2.5% 4/1/2052	15,874,228	13,994,491
Fannie Mae 2.5% 4/1/2052	12,511,956	11,002,991
Fannie Mae 2.5% 6/1/2052	5,669,378	5,003,357
Fannie Mae 3% 12/1/2051	16,803,252	15,352,007
Fannie Mae 3% 6/1/2052	6,054,677	5,571,487
Fannie Mae 5.5% 2/1/2055	10,222,187	10,536,300
Fannie Mae 5.5% 9/1/2054	45,534	46,363
Fannie Mae 6% 10/1/2054	5,127,355	5,352,745
Fannie Mae 6.5% 7/1/2054	2,682,293	2,833,799
Fannie Mae 7% 6/1/2054	159,158	170,116
Fannie Mae 7% 7/1/2054	146,206	156,694
Fannie Mae 7% 8/1/2054	243,436	259,435
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	33,574	30,660
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	7,108,607	6,152,110
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	28,324	22,553
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	10,503,161	9,630,692
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	6,087,189	5,558,715
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	3,969,541	3,631,118
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	903,195	828,169
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	28,563,128	24,737,225
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,292,206	3,919,569
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	24,272,446	22,165,178
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	6,266,481	5,700,901
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,963,871	2,706,556
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	20,869,366	19,057,544
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	77,730	71,395
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	8,543,058	7,814,722
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	11,450,289	9,589,096
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	58,279	49,079
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	827,195	692,480
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	21,907	18,449
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	11,721	9,908
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	123,375	103,745
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	53,240	44,819
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	36,760	30,693
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	48,175	43,326
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	19,388	17,291
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	269,483	227,448
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	186,612	157,503
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	113,580	95,509
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	21,630	18,087
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,130,468	946,362
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	47,083	39,798
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	1,742,627	1,551,134
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,851	21,770
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	19,176	16,143
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,585,847	4,702,331
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,525,786	2,130,228
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	427,586	357,550
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	351,815	297,707
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	349,782	293,910
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	130,077	109,747
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	6,692,448	5,596,255
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,306,393	2,784,452
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,014,923	858,832
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	465,398	391,786
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	368,220	309,978
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	347,712	293,692
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	124,750	105,018
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	25,408	21,389
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	19,913	16,763
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,481	13,874
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	20,755,814	17,550,691
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,843,594	9,125,069
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,292,713	8,655,060
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,476,896	3,763,187
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,260,280	2,739,506
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,227,997	2,718,432
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,909,276	2,449,115
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,814,145	1,527,201
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,114,486	940,645
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	893,644	755,368
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	731,278	611,498
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	520,936	439,679
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	285,089	240,441
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	195,547	164,984
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,969,885	4,155,840
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,495,812	2,943,970
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,323,842	1,120,241
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	135,163	114,376
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	130,626	110,373
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	121,351	102,688
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	24,921	21,065
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	13,741,831	11,490,981
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,357,205	3,643,514
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	56,196	47,307
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,086,190	1,019,476
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	11,045,880	9,253,873
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	5,984,851	5,013,911
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	2,271,883	2,024,505
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	525,661	440,209
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	225,382	188,465
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	109,844	92,367
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	27,804	23,223
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	422,560	353,346
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	5,915,648	5,750,067
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	7,046,717	6,238,709
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,661,706	4,083,471
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,496,030	2,187,204
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	377,034	332,505
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	40,023	34,883
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,538,018	1,347,724
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	986,313	869,827
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	15,696,202	13,866,976
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,034,356	906,378
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	762,782	675,318
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	36,080	35,082
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	7,889,261	7,548,509
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	39,308,774	34,666,333
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,436,376	3,901,341
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,220,323	1,075,819
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,229,114	16,087,615
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,213,141	1,969,746
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	15,014	14,389
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,891,736	4,292,611
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,776,555	1,567,296
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,227,964	6,378,845
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	4,392,701	3,865,678
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,062,805	2,694,382
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,707,340	2,379,983
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,663,745	2,344,157
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,953,168	1,722,495
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	3,306,448	3,224,405
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	16,868,099	15,002,455
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	14,715,453	12,949,939
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,729,258	5,921,902
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,518,809	4,885,998
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,420,543	3,892,943
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,600,289	2,297,253
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,770,322	1,565,670
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	992,245	869,478
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,237,301	4,132,137
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,125,472	4,020,300
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,737,496	3,644,768
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,665,473	3,573,253
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,597,775	3,506,100
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	2,972,916	2,899,040
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	22,377,069	19,748,281
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,884,524	3,416,043
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	289,924	254,958
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	5,326,291	5,190,555
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	3,378,374	3,292,269
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	3,288,769	3,207,168
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	34,739	31,564
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	4,487,215	3,948,853
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	15,850,786	14,018,405
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	6,648,623	5,913,273
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,188,664	1,937,703
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	150,793	133,503
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	22,408,882	19,776,356
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	49,779,643	44,071,691
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	53,607,428	47,460,565
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	49,077,037	43,280,946
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,352,437	4,930,307
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	138,078	126,886
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	99,486	91,422
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	15,944	14,537
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,228,508	2,027,682
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,759,284	1,600,742
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,790,277	1,663,630
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	13,552,511	12,445,550
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	17,171	15,623
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	7,843,832	7,359,669
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	11,542,342	10,621,212
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,826,888	3,502,351
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	23,585,719	21,769,810
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	19,012	17,370
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	9,731,860	8,909,596
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	15,643,256	14,336,194
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,168,478	3,805,854
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	6,977,467	6,416,274
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	19,048,135	17,504,200
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	296,953	283,542
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	174,949	167,102
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	86,129	82,319
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	13,351,618	12,857,095
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,718,424	1,650,480
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	569,364	545,935
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	22,160	21,298
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	16,747,853	15,991,463
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,651,342	3,473,883
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,762,974	2,636,462
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,388,359	2,280,493
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	17,302	16,488
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,566,271	2,445,558
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	16,232,420	15,499,309
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	13,878,294	13,229,818
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,020,224	1,008,776
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	17,913,393	17,622,813
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	3,625,474	3,576,860
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,358,045	1,343,230
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	155,058	153,366
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	791,984	783,096
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	683,832	676,159
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	164,659	162,811
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	13,970	14,058
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	18,315	18,018
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	164,280	162,436
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,024,486	1,013,310
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	93,517	92,497
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,727,765	1,707,837
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	11,185,687	10,975,927
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	10,813	10,898
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	17,577	17,874
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	37,434	38,068
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	38,281	39,007
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	18,256,814	18,591,685
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	14,236,292	14,510,763
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	14,557,403	14,842,614
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	275,681	281,771
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	556,743	562,570
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,794,101	3,932,297
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,569,611	4,678,577
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,720,979	3,851,570
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,747,209	2,811,859
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	44,275	45,358
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	56,744,503	58,594,137
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	903,681	931,725
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,698,487	2,798,252
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	733,055	750,535
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	7,149,798	7,491,461
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,983,069	6,267,108
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	860,747	901,005
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	10,614,490	11,084,236
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	25,515,042	26,636,640
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	5,498,052	5,748,328
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,043,784	2,139,373
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	805,284	843,200
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	9,662,665	10,099,497
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,553,367	3,730,665
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	3,189,179	3,317,331
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,512,213	7,858,870
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,133	21,767
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,329,157	5,575,075
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	3,826,760	3,996,174
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	39,684	41,242
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	19,065,999	19,971,136
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	11,318,847	11,827,016
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	11,073,634	11,425,924
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,941,928	3,065,734
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	3,653,798	3,817,730
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,012,935	2,072,641
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	771,329	807,646
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,894,370	3,062,558
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	6,850,010	7,271,600
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	4,564,123	4,830,764
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,009,414	2,127,434
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	292,640	308,100
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	1,575,624	1,666,147
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	373,766	395,163
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	341,960	362,429
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	283,744	300,676
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	2,992,516	3,171,082
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	1,099,694	1,161,809
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	452,845	481,423
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	830,400	875,241
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	13,283,012	14,162,793
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	10,872,086	11,507,244
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	19,850	21,010
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	6,523,457	6,941,258
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	15,424,972	16,326,115
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	3,814,231	4,038,254
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	18,332	19,396
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	333,585	351,135
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	8,975,533	9,587,847
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,986,382	5,299,285
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,768,626	4,006,291
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,386,443	2,537,874
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,132,118	2,272,075
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	101,259	107,518
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	84,062	88,628
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	1,378,521	1,469,010
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	275,256	293,815
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	4,690,091	5,005,653
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	334,349	353,157
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	304,738	323,303
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	225,275	238,640
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	194,454	206,051
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	75,151	80,236
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,297,166	2,442,932
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,180,756	1,257,895
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,045,816	1,104,351
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	605,498	639,842
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	602,932	636,847
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	329,730	348,861
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	140,723	148,894
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	3,491,678	3,719,788
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	2,555,631	2,727,581
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	71,277	75,287
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	2,725,860	2,929,069
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	102,983	110,306
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	177,383	190,662
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	154,293	164,084
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	147,939	157,950
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	110,882	119,183
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	99,151	105,303
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	2,843,108	3,022,629
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	109,154	115,799
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	2,251,240	2,404,996
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,182,238	1,266,309
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	806,734	862,841
Freddie Mac Gold Pool 1.5% 1/1/2051	28,064	22,346
Freddie Mac Gold Pool 1.5% 11/1/2035	407,456	373,610
Freddie Mac Gold Pool 1.5% 2/1/2037	8,985,139	8,195,245
Freddie Mac Gold Pool 1.5% 2/1/2041	29,324,567	25,358,519
Freddie Mac Gold Pool 1.5% 2/1/2051	28,471	22,627
Freddie Mac Gold Pool 1.5% 4/1/2041	15,204,578	13,120,257
Freddie Mac Gold Pool 1.5% 4/1/2051	41,812	33,229
Freddie Mac Gold Pool 1.5% 5/1/2036	44,671,900	40,919,247
Freddie Mac Gold Pool 2% 1/1/2051	9,887,862	8,274,455
Freddie Mac Gold Pool 2% 1/1/2052	3,752,686	3,168,503
Freddie Mac Gold Pool 2% 1/1/2052	336,399	280,878
Freddie Mac Gold Pool 2% 1/1/2052	226,632	191,281
Freddie Mac Gold Pool 2% 10/1/2050	808,126	676,516
Freddie Mac Gold Pool 2% 10/1/2050	30,288	25,355
Freddie Mac Gold Pool 2% 11/1/2050	47,791,568	40,008,328
Freddie Mac Gold Pool 2% 11/1/2050	2,481,098	2,097,191
Freddie Mac Gold Pool 2% 11/1/2050	67,003	56,091
Freddie Mac Gold Pool 2% 11/1/2050	44,344	37,123
Freddie Mac Gold Pool 2% 11/1/2051	290,788	244,521
Freddie Mac Gold Pool 2% 11/1/2051	36,543	30,660
Freddie Mac Gold Pool 2% 12/1/2051	2,217,871	1,864,990
Freddie Mac Gold Pool 2% 12/1/2051	1,425,181	1,202,877
Freddie Mac Gold Pool 2% 12/1/2051	82,791	69,877
Freddie Mac Gold Pool 2% 2/1/2051	1,555,795	1,301,935
Freddie Mac Gold Pool 2% 2/1/2051	54,889	46,447
Freddie Mac Gold Pool 2% 2/1/2051	54,585	46,190
Freddie Mac Gold Pool 2% 2/1/2051	34,827	29,438
Freddie Mac Gold Pool 2% 2/1/2051	35,150	29,425
Freddie Mac Gold Pool 2% 2/1/2052	973,288	819,646
Freddie Mac Gold Pool 2% 3/1/2041	74,277	66,920
Freddie Mac Gold Pool 2% 3/1/2051	9,176,755	7,687,983
Freddie Mac Gold Pool 2% 3/1/2051	2,597,132	2,171,733
Freddie Mac Gold Pool 2% 3/1/2051	240,950	202,839
Freddie Mac Gold Pool 2% 3/1/2051	226,290	190,498
Freddie Mac Gold Pool 2% 3/1/2051	194,294	163,563
Freddie Mac Gold Pool 2% 3/1/2051	27,157	22,862
Freddie Mac Gold Pool 2% 3/1/2051	17,126	14,417
Freddie Mac Gold Pool 2% 4/1/2051	489,665	409,460
Freddie Mac Gold Pool 2% 4/1/2051	56,891	48,142
Freddie Mac Gold Pool 2% 4/1/2052	8,441,904	7,082,901
Freddie Mac Gold Pool 2% 4/1/2052	32,158	27,041
Freddie Mac Gold Pool 2% 5/1/2051	16,461,214	13,852,392
Freddie Mac Gold Pool 2% 5/1/2051	2,603,980	2,177,460
Freddie Mac Gold Pool 2% 5/1/2051	909,303	768,036
Freddie Mac Gold Pool 2% 5/1/2052	5,716,989	4,807,370
Freddie Mac Gold Pool 2% 6/1/2035	64,831	60,910
Freddie Mac Gold Pool 2% 6/1/2050	25,503,538	21,381,962
Freddie Mac Gold Pool 2% 6/1/2051	25,837	21,605
Freddie Mac Gold Pool 2% 6/1/2052	594,865	497,429
Freddie Mac Gold Pool 2% 7/1/2041	18,820	16,867
Freddie Mac Gold Pool 2% 7/1/2050	425,839	358,617
Freddie Mac Gold Pool 2% 7/1/2050	40,960	34,315
Freddie Mac Gold Pool 2% 7/1/2050	29,757	24,948
Freddie Mac Gold Pool 2% 7/1/2051	1,263,360	1,071,035
Freddie Mac Gold Pool 2% 8/1/2036	1,628,016	1,528,022
Freddie Mac Gold Pool 2% 8/1/2051	483,775	404,988
Freddie Mac Gold Pool 2% 8/1/2052	21,745	18,122
Freddie Mac Gold Pool 2% 9/1/2050 (c)(d)	15,580,300	13,052,661
Freddie Mac Gold Pool 2% 9/1/2050	507,595	424,929
Freddie Mac Gold Pool 2% 9/1/2050	455,542	383,488
Freddie Mac Gold Pool 2% 9/1/2050	149,549	125,193
Freddie Mac Gold Pool 2% 9/1/2050	21,299	17,844
Freddie Mac Gold Pool 2% 9/1/2051	185,604	156,073
Freddie Mac Gold Pool 2% 9/1/2051	183,985	154,711
Freddie Mac Gold Pool 2% 9/1/2051	32,115	27,005
Freddie Mac Gold Pool 2.5% 1/1/2052	4,977,020	4,337,899
Freddie Mac Gold Pool 2.5% 1/1/2052	125,560	110,731
Freddie Mac Gold Pool 2.5% 10/1/2050 (e)	4,858,557	4,301,453
Freddie Mac Gold Pool 2.5% 11/1/2041	19,505	17,979
Freddie Mac Gold Pool 2.5% 11/1/2050	19,467,636	17,217,140
Freddie Mac Gold Pool 2.5% 11/1/2050	398,232	351,698
Freddie Mac Gold Pool 2.5% 11/1/2051	82,240,354	72,579,014
Freddie Mac Gold Pool 2.5% 12/1/2050	726,618	642,620
Freddie Mac Gold Pool 2.5% 2/1/2051	3,267,341	2,886,567
Freddie Mac Gold Pool 2.5% 4/1/2052	62,717,308	55,349,474
Freddie Mac Gold Pool 2.5% 4/1/2052 (d)(e)	22,252,626	19,624,548
Freddie Mac Gold Pool 2.5% 4/1/2052	5,449,094	4,805,546
Freddie Mac Gold Pool 2.5% 4/1/2052	4,397,295	3,877,966
Freddie Mac Gold Pool 2.5% 5/1/2052	15,400,857	13,553,110
Freddie Mac Gold Pool 2.5% 7/1/2043	48,167	43,783
Freddie Mac Gold Pool 2.5% 8/1/2050	2,847,478	2,520,974
Freddie Mac Gold Pool 2.5% 9/1/2051	2,630,329	2,328,724
Freddie Mac Gold Pool 3% 1/1/2052	20,469,083	18,634,066
Freddie Mac Gold Pool 3% 10/1/2049	4,577,241	4,194,793
Freddie Mac Gold Pool 3% 10/1/2051	8,269,326	7,513,783
Freddie Mac Gold Pool 3% 3/1/2052	17,205,039	15,799,742
Freddie Mac Gold Pool 3% 4/1/2050	8,315,338	7,599,767
Freddie Mac Gold Pool 3% 4/1/2051	3,558,126	3,241,926
Freddie Mac Gold Pool 3% 6/1/2052	9,882,479	9,115,431
Freddie Mac Gold Pool 3% 6/1/2052	3,152,028	2,907,377
Freddie Mac Gold Pool 3% 6/1/2052	18,167	16,530
Freddie Mac Gold Pool 3% 7/1/2052	6,427,556	5,874,437
Freddie Mac Gold Pool 3% 8/1/2052	11,035,853	10,137,900
Freddie Mac Gold Pool 3% 8/1/2052	9,474,759	8,700,866
Freddie Mac Gold Pool 3% 9/1/2049	85,440	78,862
Freddie Mac Gold Pool 3.5% 1/1/2048	3,159,546	3,016,850
Freddie Mac Gold Pool 3.5% 1/1/2048	478,937	457,306
Freddie Mac Gold Pool 3.5% 2/1/2052	1,047,877	989,712
Freddie Mac Gold Pool 3.5% 3/1/2048	1,878,956	1,797,953
Freddie Mac Gold Pool 3.5% 4/1/2047	41,385	39,554
Freddie Mac Gold Pool 3.5% 4/1/2052	11,082,183	10,526,263
Freddie Mac Gold Pool 3.5% 4/1/2052	2,030,707	1,925,033
Freddie Mac Gold Pool 3.5% 6/1/2046	58,147	55,612
Freddie Mac Gold Pool 3.5% 6/1/2047	322,069	307,624
Freddie Mac Gold Pool 3.5% 6/1/2052	3,749,608	3,579,091
Freddie Mac Gold Pool 3.5% 7/1/2048	4,995,176	4,771,138
Freddie Mac Gold Pool 3.5% 7/1/2049	2,831,054	2,701,425
Freddie Mac Gold Pool 3.5% 8/1/2049	5,048,701	4,819,107
Freddie Mac Gold Pool 3.5% 8/1/2051	34,351	32,724
Freddie Mac Gold Pool 4% 11/1/2051	284,292	281,191
Freddie Mac Gold Pool 4% 2/1/2052	137,145	135,384
Freddie Mac Gold Pool 4% 2/1/2052	127,158	125,731
Freddie Mac Gold Pool 4% 2/1/2053	15,443,143	15,168,504
Freddie Mac Gold Pool 4% 2/1/2053	1,710,534	1,680,114
Freddie Mac Gold Pool 4% 4/1/2052	284,607	280,951
Freddie Mac Gold Pool 4% 4/1/2052	209,944	207,247
Freddie Mac Gold Pool 4% 6/1/2052	165,880	164,018
Freddie Mac Gold Pool 4% 7/1/2052	256,276	253,400
Freddie Mac Gold Pool 4% 8/1/2052	157,872	156,051
Freddie Mac Gold Pool 4% 9/1/2051	322,267	318,751
Freddie Mac Gold Pool 5% 7/1/2038	6,450,186	6,599,448
Freddie Mac Gold Pool 5% 8/1/2052	28,002,426	28,498,900
Freddie Mac Gold Pool 5.5% 1/1/2055	15,556,301	16,084,213
Freddie Mac Gold Pool 5.5% 1/1/2055	7,159,572	7,388,469
Freddie Mac Gold Pool 5.5% 10/1/2054	9,598,610	9,908,485
Freddie Mac Gold Pool 5.5% 10/1/2054	958,745	976,214
Freddie Mac Gold Pool 5.5% 11/1/2054	8,861,528	9,172,530
Freddie Mac Gold Pool 5.5% 11/1/2054	6,259,705	6,471,569
Freddie Mac Gold Pool 5.5% 3/1/2053	36,261	37,593
Freddie Mac Gold Pool 5.5% 8/1/2055	7,436,997	7,688,708
Freddie Mac Gold Pool 5.5% 9/1/2053	3,946,517	4,077,685
Freddie Mac Gold Pool 5.5% 9/1/2054	3,699,388	3,822,284
Freddie Mac Gold Pool 6% 10/1/2054	688,715	720,927
Freddie Mac Gold Pool 6% 12/1/2052	2,448,922	2,559,633
Freddie Mac Gold Pool 6% 12/1/2054	4,078,977	4,258,282
Freddie Mac Gold Pool 6% 12/1/2055	2,949,174	3,091,026
Freddie Mac Gold Pool 6% 2/1/2055	16,031,662	16,781,476
Freddie Mac Gold Pool 6% 4/1/2039	1,752,073	1,819,192
Freddie Mac Gold Pool 6% 4/1/2054 (c)	10,609,425	11,099,006
Freddie Mac Gold Pool 6% 4/1/2054	433,896	452,156
Freddie Mac Gold Pool 6% 5/1/2054	6,524,566	6,833,803
Freddie Mac Gold Pool 6% 7/1/2039	4,123,077	4,270,719
Freddie Mac Gold Pool 6% 8/1/2055	9,632,277	10,083,539
Freddie Mac Gold Pool 6% 9/1/2039	6,939,543	7,201,050
Freddie Mac Gold Pool 6% 9/1/2039	1,074,027	1,114,165
Freddie Mac Gold Pool 6% 9/1/2054	6,741,926	7,059,359
Freddie Mac Gold Pool 6% 9/1/2054	6,708,677	7,001,483
Freddie Mac Gold Pool 6.5% 1/1/2054	5,452,182	5,760,055
Freddie Mac Gold Pool 6.5% 1/1/2054	4,843,087	5,116,642
Freddie Mac Gold Pool 6.5% 11/1/2054	8,043,241	8,513,135
Freddie Mac Gold Pool 6.5% 12/1/2053	1,859,988	1,969,231
Freddie Mac Gold Pool 6.5% 12/1/2054	11,268,040	12,014,362
Freddie Mac Gold Pool 6.5% 2/1/2054	23,546,248	24,861,139
Freddie Mac Gold Pool 6.5% 4/1/2054	825,397	872,018
Freddie Mac Gold Pool 6.5% 6/1/2054	20,729,975	21,941,041
Freddie Mac Gold Pool 6.5% 6/1/2054	5,735,340	6,091,912
Freddie Mac Gold Pool 6.5% 7/1/2054	156,829	166,874
Freddie Mac Gold Pool 6.5% 7/1/2055	16,813,708	17,838,016
Freddie Mac Gold Pool 6.5% 7/1/2055	3,499,269	3,704,520
Freddie Mac Gold Pool 6.5% 9/1/2054	12,109,134	12,884,675
Freddie Mac Gold Pool 6.5% 9/1/2054	6,871,677	7,298,896
Freddie Mac Gold Pool 7% 1/1/2054	7,571,932	8,052,407
Freddie Mac Gold Pool 7% 1/1/2054	5,085,109	5,418,907
Freddie Mac Gold Pool 7% 1/1/2054	4,830,861	5,135,514
Freddie Mac Gold Pool 7% 1/1/2054	4,700,397	5,008,942
Freddie Mac Gold Pool 7% 1/1/2054	2,927,092	3,113,745
Freddie Mac Gold Pool 7% 10/1/2053	122,335	128,837
Freddie Mac Gold Pool 7% 11/1/2053	1,007,606	1,075,716
Freddie Mac Gold Pool 7% 12/1/2053	548,175	578,857
Freddie Mac Gold Pool 7% 12/1/2053	387,659	409,466
Freddie Mac Gold Pool 7% 2/1/2054	2,502,630	2,659,674
Freddie Mac Gold Pool 7% 3/1/2054	74,447	79,527
Freddie Mac Gold Pool 7% 6/1/2054	4,474,783	4,775,859
Freddie Mac Gold Pool 7% 6/1/2054	4,405,877	4,686,827
Freddie Mac Gold Pool 7% 7/1/2043	63,642	67,471
Freddie Mac Gold Pool 7% 7/1/2054	99,951	106,546
Freddie Mac Gold Pool 7% 8/1/2054	3,054,941	3,283,636
Freddie Mac Gold Pool 7% 8/1/2054	1,969,292	2,103,022
Freddie Mac Gold Pool 7% 9/1/2043	100,557	106,168
Freddie Mac Gold Pool 7% 9/1/2054	2,532,730	2,692,454
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,632,559	6,932,406
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	3,771,217	3,942,886
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	880,337	932,867
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	777,018	825,326
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	252,513	269,474
Freddie Mac Non Gold Pool 2% 3/1/2052	17,457,602	14,690,869
Freddie Mac Non Gold Pool 2.5% 4/1/2052	22,307,863	19,687,205
Freddie Mac Non Gold Pool 5.5% 4/1/2055	7,375,333	7,618,043
Freddie Mac Non Gold Pool 5.5% 7/1/2053	6,277,863	6,481,023
Freddie Mac Non Gold Pool 6% 11/1/2054	712,990	745,001
Freddie Mac Non Gold Pool 6% 6/1/2054	11,071,327	11,561,463
Freddie Mac Non Gold Pool 6.5% 1/1/2055	7,069,356	7,470,757
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,504,578	1,601,410
Freddie Mac Non Gold Pool 6.5% 11/1/2054	628,247	668,680
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,677,868	1,786,377
Ginnie Mae I Pool 2% 10/20/2052	1,216,831	1,031,135
Ginnie Mae I Pool 2% 9/20/2052	134,290	113,839
Ginnie Mae I Pool 2.5% 1/20/2051	21,337	18,813
Ginnie Mae I Pool 2.5% 10/20/2051	6,863,926	6,046,034
Ginnie Mae I Pool 2.5% 10/20/2051	3,189,516	2,809,460
Ginnie Mae I Pool 2.5% 10/20/2051	2,988,488	2,632,386
Ginnie Mae I Pool 2.5% 11/20/2051	1,414,898	1,246,301
Ginnie Mae I Pool 2.5% 12/20/2051	2,376,000	2,092,881
Ginnie Mae I Pool 2.5% 12/20/2051	1,589,324	1,399,943
Ginnie Mae I Pool 2.5% 12/20/2051	20,821	18,320
Ginnie Mae I Pool 2.5% 4/20/2051	62,799	55,375
Ginnie Mae I Pool 2.5% 6/20/2051	2,518,903	2,221,117
Ginnie Mae I Pool 2.5% 8/20/2051	3,733,229	3,290,718
Ginnie Mae I Pool 3.5% 10/20/2052	2,754,500	2,611,024
Ginnie Mae I Pool 3.5% 7/20/2052	14,360,219	13,621,201
Ginnie Mae I Pool 3.5% 8/20/2052	8,546,606	8,101,432
Ginnie Mae I Pool 3.5% 9/20/2052	6,613,733	6,269,238
Ginnie Mae I Pool 4.5% 4/20/2053	20,712	20,606
Ginnie Mae I Pool 5.5% 3/20/2054	3,382,829	3,488,917
Ginnie Mae II Pool 2% 10/20/2050	8,614,042	7,300,562
Ginnie Mae II Pool 2% 3/1/2056 (b)	256,600,000	217,347,872
Ginnie Mae II Pool 2% 4/1/2056 (b)	135,325,000	114,640,181
Ginnie Mae II Pool 2% 6/20/2054	164,187	139,131
Ginnie Mae II Pool 2% 7/20/2054	185,079	156,835
Ginnie Mae II Pool 2% 8/20/2050	3,961,338	3,365,478
Ginnie Mae II Pool 2% 8/20/2053	187,972	159,257
Ginnie Mae II Pool 2% 9/20/2050	8,131,913	6,908,721
Ginnie Mae II Pool 2.5% 3/1/2056 (b)	166,050,000	146,495,985
Ginnie Mae II Pool 2.5% 4/1/2056 (b)	70,525,000	62,214,482
Ginnie Mae II Pool 2.5% 6/20/2051	1,978,937	1,746,841
Ginnie Mae II Pool 2.5% 7/20/2051	64,102	56,584
Ginnie Mae II Pool 3% 12/20/2046	8,755,418	8,128,011
Ginnie Mae II Pool 3% 3/20/2050	1,301,729	1,197,464
Ginnie Mae II Pool 3% 4/20/2052	53,128,796	48,748,837
Ginnie Mae II Pool 3% 5/20/2051	8,101,579	7,435,454
Ginnie Mae II Pool 3% 5/20/2052	37,568,762	34,471,578
Ginnie Mae II Pool 3% 6/20/2050	67,419	61,956
Ginnie Mae II Pool 3% 6/20/2051	2,146,475	1,970,190
Ginnie Mae II Pool 3% 7/20/2051	2,720,954	2,498,763
Ginnie Mae II Pool 3% 8/20/2051	3,229,129	2,962,414
Ginnie Mae II Pool 3% 9/20/2051	39,127	35,896
Ginnie Mae II Pool 3.5% 8/20/2052	15,710,162	14,802,256
Ginnie Mae II Pool 4.5% 11/20/2054	32,998,551	32,671,450
Ginnie Mae II Pool 4.5% 3/1/2056 (b)	33,100,000	32,659,280
Ginnie Mae II Pool 4.5% 4/1/2056 (b)	33,100,000	32,611,355
Ginnie Mae II Pool 5% 11/20/2054	1,523,141	1,530,428
Ginnie Mae II Pool 5% 12/20/2054	4,734,110	4,778,951
Ginnie Mae II Pool 5% 3/1/2056 (b)	92,650,000	92,821,106
Ginnie Mae II Pool 5% 4/1/2056 (b)	92,650,000	92,849,049
Ginnie Mae II Pool 5.5% 1/20/2055	2,868,463	2,956,628
Ginnie Mae II Pool 5.5% 12/20/2054	3,488,580	3,604,526
Ginnie Mae II Pool 5.5% 12/20/2054	2,105,954	2,137,613
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	410,725,000	416,013,454
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	245,525,000	248,427,400
Ginnie Mae II Pool 6% 12/20/2054	4,303,411	4,401,529
Ginnie Mae II Pool 6% 3/1/2056 (b)	474,125,000	483,742,816
Ginnie Mae II Pool 6% 4/1/2056 (b)	181,200,000	184,748,313
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	29,800,000	30,840,559
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	61,125,000	50,621,531
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	2,150,000	1,780,720
Uniform Mortgage Backed Securities 4% 3/1/2056 (b)	550,000	534,595
Uniform Mortgage Backed Securities 4.5% 3/1/2041 (b)	17,425,000	17,493,747
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	25,900,000	25,610,648
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (b)	25,900,000	25,521,619
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	200,625,000	203,673,557
Uniform Mortgage Backed Securities 5% 3/1/2056 (b)	28,000,000	28,126,874
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	127,375,000	129,235,860
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (b)	128,600,000	130,669,663
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	228,200,000	234,074,370
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (b)	17,800,000	18,484,883
TOTAL UNITED STATES		5,685,277,778
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,588,483,148)		5,685,277,778

U.S. Treasury Obligations - 4.0%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.73 to 4.88	34,870,000	35,198,269
US Treasury Bonds 4.625% 11/15/2055	4.88	6,750,000	6,738,398
US Treasury Bonds 4.75% 2/15/2056	4.70	2,160,000	2,201,175
US Treasury Bonds 4.875% 8/15/2045	4.75 to 4.78	5,440,000	5,658,450
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	14,377,300	14,176,436
US Treasury Notes 3.5% 1/15/2029	3.56 to 3.65	62,310,000	62,499,851
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.56	28,948,000	29,038,463
US Treasury Notes 4% 2/15/2034	4.11	14,000	14,184
US Treasury Notes 4.125% 7/31/2031	3.79 to 4.13	15,000	15,408
US Treasury Notes 4.25% 6/30/2029	4.08	5,000	5,130
US Treasury Notes 4.75% 2/15/2045	4.87 to 5.01	20,990,000	21,514,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $173,424,017)			177,060,514

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $56,434,037)	3.70	56,422,753	56,434,037

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	11,720,000	81,352
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	25,610,000	482,336
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	33,200,000	921,306
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	5,500,000	183,363
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	18,700,000	536,281
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	7,400,000	187,158
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	19,700,000	258,745
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	24,220,000	744,337
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	26,000,000	318,343

TOTAL PUT SWAPTIONS			3,713,221
Call Swaptions - 0.2%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	25,610,000	480,731
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	19,700,000	841,985
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	7,400,000	273,711
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	5,500,000	134,797
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	24,220,000	796,937
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	26,000,000	1,158,423
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	11,720,000	357,267
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	18,700,000	577,906
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	33,200,000	1,161,906

TOTAL CALL SWAPTIONS			5,783,663
TOTAL PURCHASED SWAPTIONS (Cost $11,006,338)			9,496,884

TOTAL INVESTMENT IN SECURITIES - 168.9% (Cost $7,407,408,373)	7,526,951,491
NET OTHER ASSETS (LIABILITIES) - (68.9)%	(3,070,801,891)
NET ASSETS - 100.0%	4,456,149,600

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(170,425,000)	(144,355,071)
Ginnie Mae II Pool 2.5% 3/1/2056	(70,525,000)	(62,219,990)
Ginnie Mae II Pool 4.5% 3/1/2056	(33,100,000)	(32,659,280)
Ginnie Mae II Pool 4.5% 4/1/2056	(33,100,000)	(32,611,355)
Ginnie Mae II Pool 5% 3/1/2056	(92,650,000)	(92,821,106)
Ginnie Mae II Pool 5.5% 3/1/2056	(283,425,000)	(287,074,352)
Ginnie Mae II Pool 6% 3/1/2056	(474,125,000)	(483,742,815)
Ginnie Mae II Pool 6% 4/1/2056	(12,175,000)	(12,413,415)
Ginnie Mae II Pool 6.5% 3/1/2056	(29,800,000)	(30,840,559)
Uniform Mortgage Backed Securities 2% 3/1/2056	(71,350,000)	(59,089,509)
Uniform Mortgage Backed Securities 3% 3/1/2056	(40,000,000)	(36,170,312)
Uniform Mortgage Backed Securities 4% 3/1/2056	(550,000)	(534,595)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(25,900,000)	(25,610,648)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(25,900,000)	(25,521,619)
Uniform Mortgage Backed Securities 5% 3/1/2041	(127,375,000)	(129,310,501)
Uniform Mortgage Backed Securities 5% 3/1/2056	(28,000,000)	(28,126,874)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(128,600,000)	(130,669,663)
Uniform Mortgage Backed Securities 6% 3/1/2056	(213,300,000)	(218,790,811)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(17,800,000)	(18,484,883)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,851,047,358)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,847,138,582)		(1,851,047,358)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	3,464	6/2026	724,787,875	989,525
CBOT US Treasury Ultra Bond Contracts (United States)	391	6/2026	47,530,938	480,350

TOTAL LONG				1,469,875

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(268)	6/2026	(30,493,375)	(118,379)

TOTAL FUTURES CONTRACTS				1,351,496
The notional amount of long futures as a percentage of Net Assets is 17.4%.
The notional amount of short futures as a percentage of Net Assets is 0.7%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	5,000	665	(771)	(106)
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	30,227	(29,426)	801
CMBX BBB- Series 17 Index		12/2056	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	186,246	(155,975)	30,271
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	80,389	(49,314)	31,075
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	56,272	(27,528)	28,744
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,300,000	(1,636)	725	(911)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	500,000	40,194	(18,968)	21,226
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	400,000	32,156	(14,257)	17,899
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	1,200,000	192,306	(76,760)	115,546
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	32,051	(13,046)	19,005
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	112,179	(48,886)	63,293
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	80,389	(48,564)	31,825
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	1,345,000	178,929	(183,513)	(4,584)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	700,000	112,179	(102,245)	9,934
CMBX AAA Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	7,400,000	(9,311)	(60,139)	(69,450)
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	32,051	(28,845)	3,206
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	800,000	128,204	(113,155)	15,049
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	24,200,000	(30,451)	(44,224)	(74,675)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	32,156	(28,322)	3,834
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	106,426	(112,678)	(6,252)
CMBX AAA Series 16 Index		4/2065	JPMorgan Securities LLC	(0.5%)	Monthly	1,797,529	9,583	(2,644)	6,939
CMBX AAA Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	30,000,000	12,744	44,995	57,739
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	11,600,000	(14,596)	28,964	14,368
CMBX AAA Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	20,200,000	8,581	25,908	34,489
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	64,311	(60,875)	3,436
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly	1,300,000	104,495	(98,719)	5,776

TOTAL BUY PROTECTION							1,576,739	(1,218,262)	358,477
Sell Protection
CMBX AAA Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	0.5%	Monthly	9,986	(4)	255	251
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly	49,931	(21)	478	457
CMBX AAA Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	0.5%	Monthly	1,098,490	(469)	8,151	7,682
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	25,000,000	(293,693)	336,647	42,954
CMBX BBB- Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	3%	Monthly	784,000	(131,244)	126,264	(4,980)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	5,200,000	(61,088)	67,644	6,556
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	200,000	(2,350)	2,572	222
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(7,049)	5,491	(1,558)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,700,000	(31,719)	20,592	(11,127)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	8,500,000	(103,488)	102,598	(890)

TOTAL SELL PROTECTION							(631,125)	670,692	39,567
TOTAL CREDIT DEFAULT SWAPS							945,614	(547,570)	398,044

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	633,677,000	(1,601,754)	0	(1,601,754)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	11,340,000	561,508	0	561,508
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	21,480,000	(118,697)	0	(118,697)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	117,207,000	(782,860)	0	(782,860)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	322,173,000	(1,963,097)	0	(1,963,097)
TOTAL INTEREST RATE SWAPS							(3,904,900)	0	(3,904,900)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,693,952.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,223,827.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $19,326,166.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $693,875,244 or 15.6% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	118,661,150	905,590,408	967,826,665	1,967,228	9,144	-	56,434,037	56,422,753	0.1%
Total	118,661,150	905,590,408	967,826,665	1,967,228	9,144	-	56,434,037

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	483,002,604	-	483,002,604	-

Collateralized Mortgage Obligations	485,405,630	-	485,405,630	-

Commercial Mortgage Securities	630,274,044	-	630,274,044	-

U.S. Government Agency - Mortgage Securities	5,685,277,778	-	5,685,277,778	-

U.S. Treasury Obligations	177,060,514	-	177,060,514	-

Money Market Funds	56,434,037	56,434,037	-	-

Purchased Swaptions	9,496,884	-	9,496,884	-
Total Investments in Securities:	7,526,951,491	56,434,037	7,470,517,454	-
Derivative Instruments:

Assets
Futures Contracts	1,469,875	1,469,875	-	-
Swaps	2,194,241	-	2,194,241	-
Total Assets	3,664,116	1,469,875	2,194,241	-

Liabilities
Futures Contracts	(118,379)	(118,379)	-	-
Swaps	(5,153,527)	-	(5,153,527)	-
Total Liabilities	(5,271,906)	(118,379)	(5,153,527)	-
Total Derivative Instruments:	(1,607,790)	1,351,496	(2,959,286)	-
Other Financial Instruments:

TBA Sale Commitments	(1,851,047,358)	-	(1,851,047,358)	-
Total Other Financial Instruments:	(1,851,047,358)	-	(1,851,047,358)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	1,632,733	(687,119)
Total Credit Risk	1,632,733	(687,119)
Interest Rate Risk
Futures Contracts (b)	1,469,875	(118,379)
Purchased Swaptions (c)	9,496,884	-
Swaps (d)	561,508	(4,466,408)
Total Interest Rate Risk	11,528,267	(4,584,787)
Total Value of Derivatives	13,161,000	(5,271,906)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Fidelity® Investment Grade Securitized ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,350,974,336)	$7,470,517,454
Fidelity Central Funds (cost $56,434,037)	56,434,037

Total Investment in Securities (cost $7,407,408,373)		$7,526,951,491
Cash		64,653
Receivable for investments sold		3,056,972
Receivable for TBA sale commitments		1,847,138,582
Receivable for swaps		102,598
Interest receivable		12,455,371
Distributions receivable from Fidelity Central Funds		159,838
Receivable for daily variation margin on futures contracts		981,793
Bi-lateral OTC swaps, at value		1,632,733
Total assets		9,392,544,031
Liabilities
Payable for investments purchased
Regular delivery	$58,280,360
Delayed delivery	3,009,530,184
TBA sale commitments, at value	1,851,047,358
Payable for unsettled total return swaps	159,594
Distributions payable	13,525,200
Bi-lateral OTC swaps, at value	687,119
Accrued management fee	1,321,617
Payable for daily variation margin on centrally cleared swaps	1,596,505
Other payables and accrued expenses	246,494
Total liabilities		4,936,394,431
Net Assets		$4,456,149,600
Net Assets consist of:
Paid in capital		$4,321,683,182
Total accumulated earnings (loss)		134,466,418
Net Assets		$4,456,149,600
Net Asset Value, offering price and redemption price per share ($4,456,149,600 ÷ 99,650,000 shares)		$44.72
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$100,329,068
Income from Fidelity Central Funds		1,967,228
Total income		102,296,296
Expenses
Management fee	$7,701,997
Independent trustees' fees and expenses	4,483
Total expenses before reductions	7,706,480
Expense reductions	(2,669)
Total expenses after reductions		7,703,811
Net Investment income (loss)		94,592,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29,011,155
Fidelity Central Funds	9,144
Futures contracts	(431,010)
Swaps	(3,038,610)
Total net realized gain (loss)		25,550,679
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	72,060,666
Futures contracts	1,257,647
Swaps	2,685,693
TBA sale commitments	6,082,168
Total change in net unrealized appreciation (depreciation)		82,086,174
Net gain (loss)		107,636,853
Net increase (decrease) in net assets resulting from operations		$202,229,338
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,592,485	$107,861,941
Net realized gain (loss)	25,550,679	(5,124,766)
Change in net unrealized appreciation (depreciation)	82,086,174	31,836,669
Net increase (decrease) in net assets resulting from operations	202,229,338	134,573,844
Distributions to shareholders	(107,465,100)	(93,824,900)

Share transactions
Proceeds from sales of shares	270,014,808	4,036,073,532
Cost of shares redeemed	(1,115,863)	(74,933,227)

Net increase (decrease) in net assets resulting from share transactions	268,898,945	3,961,140,305
Total increase (decrease) in net assets	363,663,183	4,001,889,249

Net Assets
Beginning of period	4,092,486,417	90,597,168
End of period	$4,456,149,600	$4,092,486,417

Other Information
Shares
Sold	6,075,000	93,275,000
Redeemed	(25,000)	(1,750,000)
Net increase (decrease)	6,050,000	91,525,000

Financial Highlights
Fidelity® Investment Grade Securitized ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$43.72	$43.66	$41.68	$43.99	$49.93	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.981	1.896	1.587	1.365	.301	.023
Net realized and unrealized gain (loss)	1.127	(.341) D	1.784 D	(2.294)	(5.501)	.160
Total from investment operations	2.108	1.555	3.371	(.929)	(5.200)	.183
Distributions from net investment income	(1.068)	(1.495)	(1.391)	(1.381)	(.300)	(.078) E
Distributions from net realized gain	(.040)	-	-	-	-	(.027) E
Distributions from tax return of capital	-	-	-	-	(.440)	(.145)
Total distributions	(1.108)	(1.495)	(1.391)	(1.381)	(.740)	(.250)
Net asset value, end of period	$44.72	$43.72	$43.66	$41.68	$43.99	$49.93
Total Return F,G,H	4.86%	3.66%	8.30%	(2.10)%	(10.49)%	.36%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.36% K	.36%	.36%	.37%	.36%	.36% K
Expenses net of fee waivers, if any	.36 % K	.36%	.36%	.36%	.36%	.36% K
Expenses net of all reductions, if any	.36% K	.36%	.34%	.36%	.36%	.36% K
Net investment income (loss)	4.46% K	4.42%	4.04%	3.22%	.63%	.09% K
Supplemental Data
Net assets, end of period (000 omitted)	$4,456,150	$4,092,486	$90,597	$3,126	$3,299	$9,986
Portfolio turnover rate L	681 % K	967%	358%	865%	141%	65% M

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Limited Term Bond ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (c)(d)(j)	990,000	991,277
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (c)(d)(j)	1,430,000	1,430,193
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (c)(d)(j)	550,000	550,458
TOTAL BAILIWICK OF JERSEY		2,971,928
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (j)	30,865	31,189
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (j)	46,921	47,511
TOTAL CANADA		78,700
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (c)(d)(j)	500,000	501,845
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2034 (c)(d)(j)	1,210,000	1,211,145
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8076% 1/20/2036 (c)(d)(j)	600,000	600,603
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2035 (c)(d)(j)	780,000	780,972
Benefit Street Partners Clo Xxv Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2035 (c)(d)(j)	486,000	486,094
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (c)(d)(j)	421,000	421,389
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (c)(d)(j)	375,000	374,700
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (c)(d)(j)	1,009,000	1,010,856
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8325% 11/16/2034 (c)(d)(j)	434,598	434,876
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (c)(d)(j)	650,000	650,828
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (c)(d)(j)	372,000	372,269
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (c)(d)(j)	311,000	311,188
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (c)(d)(j)	1,430,000	1,431,234
OCP CLO Series 2025-11A Class XR, CME Term SOFR 3 month Index + 0.95%, 4.618% 7/26/2038 (c)(d)(j)	376,000	375,988
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (c)(d)(j)	431,000	431,866
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (c)(d)(j)	838,189	838,701
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (c)(d)(j)	171,287	171,287
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (c)(d)(j)	520,000	520,049
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (j)	1,129,666	1,083,504
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 4.8638% 7/15/2030 (c)(d)(j)	40,050	40,068
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (c)(d)(j)	250,000	250,452
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 7/20/2032 (c)(d)(j)	230,843	231,024
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		12,530,938
UNITED STATES - 4.2%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (j)	85,888	83,611
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (j)	278,752	267,472
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (j)	37,722	37,771
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (j)	454,086	454,605
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (j)	520,000	522,973
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (j)	71,348	71,813
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (j)	100,000	101,939
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (j)	100,000	101,759
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (j)	315,000	316,399
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (j)	323,492	310,347
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	47,246	47,790
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	310,000	313,059
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	536,000	555,177
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (j)	49,288	49,542
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	126,662	127,576
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (j)	957,500	942,998
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	134,663	136,057
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (j)	55,677	55,908
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (j)	100,000	100,650
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (j)	19,000	19,394
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (j)	994,875	993,699
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (j)	730,000	743,277
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (j)	202	202
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (j)	45,642	46,173
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (j)	206,000	208,701
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (j)	88,000	88,974
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (j)	260,000	264,564
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (j)	50,000	50,743
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (c)(d)(j)	541,000	541,905
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (c)(d)(j)	1,390,000	1,389,305
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (j)	192,000	195,080
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	330,000	335,961
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	165,000	167,467
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (j)	100,000	101,579
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (j)	100,000	101,474
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (j)	37,710	37,766
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	313,514	314,124
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (j)	66,162	66,534
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	295,000	297,472
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (j)	113,000	114,217
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (j)	470	469
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (j)	285,000	286,670
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	135,000	135,367
Optn Series 2026-A Class A, 4.32% 1/9/2034 (j)	100,000	100,320
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (j)	205,000	205,496
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	250,000	254,412
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	167,334	171,735
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (j)	237,708	239,257
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (j)	56,070	56,467
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 0.82% 1/15/2033 (c)(d)(j)	1,300,000	1,299,994
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (j)	617,000	621,403
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (j)	146,978	148,275
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (j)	7,533	7,546
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (j)	150,000	151,514
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	470,000	477,289
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (j)	129,119	130,536
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (j)	70,554	71,284
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (j)	600,000	605,973
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	194,000	195,329
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	100,000	100,527
TOTAL UNITED STATES		15,935,920
TOTAL ASSET-BACKED SECURITIES (Cost $31,461,418)		31,517,486

Bank Loan Obligations - 1.2%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (b)(c)(d)(f)	2,051	2,050
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (b)(c)(d)	49,750	49,723
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (b)(c)(d)	80,000	77,400
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (b)(c)(d)	37,848	37,809
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (b)(c)(d)(g)	20,000	17,900
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	78,949	70,585

TOTAL SWITZERLAND		88,485
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/10/2031 (b)(c)(d)(g)	50,000	49,888
UNITED STATES - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 3/29/2032 (b)(c)(d)	10,000	10,015
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 10/6/2032 (b)(c)(d)	50,000	50,000
		60,015
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (b)(c)(d)	59,264	55,916
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.1317% 11/30/2029 (b)(c)(d)	40,000	38,719
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.873% 12/31/2030 (b)(c)(d)	119,774	100,111
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 1/31/2029 (b)(c)(d)	117,052	116,321
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0241% 1/31/2029 (b)(c)(d)	60,000	58,155
		369,222
TOTAL COMMUNICATION SERVICES		429,237
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 1/28/2032 (b)(c)(d)	4,988	4,971
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/23/2032 (b)(c)(d)	92,836	92,605
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (b)(c)(d)	7,748	2,324
		94,929
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 6/20/2031 (b)(c)(d)	35,112	34,388
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (b)(c)(d)	40,000	39,850
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/29/2029 (b)(c)(d)	129,420	128,575
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/28/2032 (b)(c)(d)	14,663	14,397
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (b)(c)(d)	124,274	115,404
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (b)(c)(d)	34,452	33,108
		291,484
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (b)(c)(d)	34,971	32,357
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (b)(c)(d)	80,000	79,980
		112,337
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (b)(c)(d)	63,960	52,640
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 6/6/2031 (b)(c)(d)	49,745	42,926
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (b)(c)(d)(g)	55,000	52,336
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (b)(c)(d)	5,000	4,970
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (b)(c)	10,956	3,287
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (b)(c)(d)	25,675	23,622
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (b)(c)	10,710	9,853
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (b)(c)(d)(f)	20,531	2,087
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 4/16/2028 (b)(c)(d)	53,872	53,710
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2031 (b)(c)(d)	19,464	19,340
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/10/2033 (b)(c)(d)(g)	30,000	29,644
		294,415
TOTAL CONSUMER DISCRETIONARY		872,374
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (b)(c)(d)	44,888	43,989
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(d)(e)(f)	8,672	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(d)(e)(f)	2,523	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (b)(c)(d)(f)	21,989	21,989
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (b)(c)(d)(f)	29,307	14,507
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (b)(c)(d)	29,925	30,075
		66,571
TOTAL CONSUMER STAPLES		110,560
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(e)	144,562	68,612
Financials - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (b)(c)(d)	74,073	72,915
Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 7/31/2031 (b)(c)(d)	39,675	37,134
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 7/31/2031 (b)(c)(d)	74,850	71,444
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.423% 2/16/2032 (b)(c)(d)	30,000	29,138
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (b)(c)(d)(g)	10,000	9,975
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (b)(c)(d)	79,600	79,401
		227,092
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 11/6/2030 (b)(c)(d)	4,950	4,785
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/19/2031 (b)(c)(d)	49,080	47,887
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (b)(c)(d)	58,848	57,769
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 11/21/2029 (b)(c)(d)	53,905	53,636
		164,077
TOTAL FINANCIALS		464,084
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/15/2031 (b)(c)(d)	94,525	94,478
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.423% 10/23/2028 (b)(c)(d)	19,491	19,512
		113,990
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 2/15/2029 (b)(c)(d)	34,183	33,243
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (b)(c)(d)	244,224	237,577
TOTAL HEALTH CARE		384,810
Industrials - 0.1%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1596% 2/13/2033 (b)(c)(d)	5,000	5,004
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 12/21/2028 (b)(c)(d)	58,841	58,621
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/20/2032 (b)(c)(d)	24,938	24,922
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (b)(c)(d)	138,425	106,934
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(d)(f)	53,749	54,801
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (b)(c)(d)	85,000	79,921
		325,199
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (b)(c)(d)	39,500	39,433
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (b)(c)(d)	5,000	5,006
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (b)(c)(d)	9,950	9,956
TOTAL INDUSTRIALS		384,598
Information Technology - 0.3%
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (b)(c)(d)	29,674	25,613
X Corp 1LN, term loan 9.5% 10/26/2029 (b)	91,000	95,414
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(d)	228,898	229,374
		350,401
Software - 0.2%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/11/2028 (b)(c)(d)	93,743	89,056
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 8/13/2032 (b)(c)(d)	9,950	9,209
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (b)(c)(d)	74,813	72,755
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (b)(c)(d)	34,456	29,263
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (b)(c)(d)	194,394	185,797
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (b)	14,937	16,914
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(d)	4,975	5,153
		408,147
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 2/20/2032 (b)(c)(d)(g)	1,961	1,961
TOTAL INFORMATION TECHNOLOGY		760,509
Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (b)(c)(d)	53,875	51,585
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.273% 9/30/2028 (b)(c)(d)	53,879	53,692
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/15/2032 (b)(c)(d)	40,000	39,860
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (b)(c)(d)	93,995	92,080
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (b)(c)(d)	109,602	97,623
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (b)(c)(d)	80,500	78,876
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(d)	76,610	75,524
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 11/3/2032 (b)(c)(d)	5,000	4,910
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (b)(c)(d)	9,950	9,922
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (b)(c)(d)	114,799	89,256
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 4/4/2029 (b)(c)(d)	14,962	12,063
		605,391
Containers & Packaging - 0.0%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (b)(c)(d)	45,000	44,578
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.848% 4/13/2029 (b)(c)(d)	95,829	94,969
		139,547
TOTAL MATERIALS		744,938
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5203% 4/16/2031 (b)(c)(d)	4,975	4,983
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6713% 1/27/2031 (b)(c)(d)	49,200	49,038
		54,021
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (b)(c)(d)	24,531	24,623
TOTAL UTILITIES		78,644
TOTAL UNITED STATES		4,298,366
TOTAL BANK LOAN OBLIGATIONS (Cost $4,746,217)		4,603,721

Collateralized Mortgage Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class AFCF, 4.631% 2/25/2071 (c)(j)	500,000	500,001
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (j)	292,239	265,365
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(j)	49,297	48,845
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(j)	49,222	49,101
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	178,249	171,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	90,331	85,888
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (j)	137,482	129,771
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(j)	358,528	360,143
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (j)	36,776	35,493
TOTAL UNITED STATES		1,646,580
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,695,235)		1,646,580

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (c)(d)(j)	445,000	447,233
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	100,744	97,472
BBCMS Mortgage Trust Series 2017-C1 Class ASB, 3.488% 2/15/2050	156,864	156,185
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (c)(d)(j)	352,000	349,826
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (c)(d)(j)	100,000	100,031
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (c)(d)(j)	367,190	367,649
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (c)(j)	112,638	112,708
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (c)(d)(j)	323,000	322,394
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (c)(d)(j)	53,820	53,804
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (c)(d)(j)	49,400	49,415
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (c)(d)(j)	390,000	390,245
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (c)(d)(j)	139,740	139,784
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (c)(d)(j)	450,919	450,357
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (c)(d)(j)	54,657	54,520
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6245% 11/15/2038 (c)(d)(j)	238,310	238,236
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (c)(d)(j)	695,000	694,062
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(j)	124,000	127,117
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (j)	476,813	404,071
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	334,615	273,642
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (c)(j)	406,000	416,253
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (c)(d)(j)	325,000	325,406
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (c)(d)(j)	381,000	381,119
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(j)	100,000	102,070
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 9/15/2029 (c)(d)(j)	46,734	45,813
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (c)(d)(j)	472,000	472,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (c)(d)(j)	250,814	250,735
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (c)(d)(j)	346,000	346,433
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (c)(d)(j)	147,000	146,809
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(j)	104,000	104,991
TOTAL UNITED STATES		7,420,380
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,546,301)		7,420,380

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (f) (Cost $3,158)	179	3,253

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	36,032	127,283
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	209,000	199,595
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	25,000	43,488
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	68,000	92,242
Strategy Inc 0% 12/1/2029 (i)	157,000	128,159
Terawulf Inc 0% 5/1/2032 (i)(j)	45,000	49,347
		269,748
TOTAL INFORMATION TECHNOLOGY		313,236
TOTAL UNITED STATES		640,114
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $517,894)		640,114

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	745	36,587
Financials - 0.0%
Financial Services - 0.0%
Apollo Global Management Inc Series A, 6.75%	541	30,311
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	930	42,659
TOTAL UNITED STATES		109,557
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $119,019)		109,557

Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.3%
Colombian Republic 5.375% 1/21/2029	800,000	798,400
Colombian Republic 6.125% 1/21/2031	475,000	473,813
TOTAL COLOMBIA		1,272,213
MEXICO - 0.6%
United Mexican States 3.25% 4/16/2030	200,000	190,375
United Mexican States 6% 5/13/2030	2,020,000	2,125,040
TOTAL MEXICO		2,315,415
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,573,717)		3,587,628

Non-Convertible Corporate Bonds - 70.8%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (j)	25,000	25,391
AUSTRALIA - 1.0%
Financials - 0.3%
Banks - 0.3%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,305,000	1,293,779
Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC 4.907% 4/1/2028 (j)	2,090,000	2,128,203
Glencore Funding LLC 5.338% 4/4/2027 (j)	350,000	355,055
Mineral Resources Ltd 7% 4/1/2031 (j)	33,000	34,716
Mineral Resources Ltd 9.25% 10/1/2028 (j)	135,000	141,393
TOTAL MATERIALS		2,659,367
TOTAL AUSTRALIA		3,953,146
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)	30,000	24,225
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (e)(j)	40,000	7,500
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)	25,000	25,115
TOTAL INDUSTRIALS		32,615
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (j)	133,000	133,665
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(j)	56,135	56,398
TOTAL MATERIALS		190,063
TOTAL BRAZIL		222,678
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (j)	75,000	75,099
CANADA - 2.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (c)	63,000	63,930
TELUS Corp 6.625% 10/15/2055 (c)	85,000	87,773
		151,703
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027	480,000	476,485
TOTAL COMMUNICATION SERVICES		628,188
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	95,000	93,800
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)	93,000	89,309
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)	95,000	96,679
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	43,000	44,224
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (j)	53,000	51,230
TOTAL CONSUMER DISCRETIONARY		375,242
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (j)	500,000	502,813
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd 5% 12/15/2029	1,030,000	1,063,007
Cenovus Energy Inc 4.65% 3/20/2031	291,000	294,693
Enbridge Inc 1.6% 10/4/2026	270,000	266,296
Enbridge Inc 4.2% 11/20/2028	354,000	356,175
Enbridge Inc 4.6% 6/20/2028	76,000	77,020
Enbridge Inc 5.3% 4/5/2029	1,246,000	1,291,438
Enbridge Inc 5.9% 11/15/2026	857,000	867,397
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	949,000	959,250
TOTAL ENERGY		5,175,276
Financials - 0.7%
Banks - 0.6%
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	1,200,000	1,205,922
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	630,000	652,318
Toronto Dominion Bank 4.783% 12/17/2029	359,000	369,275
		2,227,515
Insurance - 0.1%
Empower Finance 2020 LP 1.357% 9/17/2027 (j)	258,000	248,127
TOTAL FINANCIALS		2,475,642
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (j)	10,000	10,455
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (j)	31,000	32,293
Ground Transportation - 0.0%
Canadian Pacific Railway Co 1.75% 12/2/2026	155,000	152,613
TOTAL INDUSTRIALS		184,906
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (j)	136,000	129,641
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027	99,000	99,388
Nutrien Ltd 4.9% 3/27/2028	520,000	529,423
		628,811
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (j)	25,000	25,836
Hudbay Minerals Inc 4.5% 4/1/2026 (j)	113,000	112,927
New Gold Inc 6.875% 4/1/2032 (j)	29,000	30,819
		169,582
TOTAL MATERIALS		798,393
TOTAL CANADA		10,280,556
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (e)(j)	45,000	13,275
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	117,000	109,980
TOTAL COLOMBIA		123,255
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (j)	46,000	47,890
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.298% 4/1/2028 (c)(j)	620,000	622,292
FRANCE - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 4/15/2032 (j)	14,481	13,869
Altice France SA 6.875% 10/15/2030 (j)	12,195	11,822
Altice France SA 6.875% 7/15/2032 (j)	112,682	108,177
Orange SA 4% 1/13/2029 (j)	346,000	347,076
Orange SA 4.25% 1/13/2031 (j)	952,000	953,551
TOTAL COMMUNICATION SERVICES		1,434,495
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (j)	33,000	35,386
Financials - 1.3%
Banks - 1.3%
BNP Paribas SA 4.792% 5/9/2029 (c)(j)	680,000	688,629
BPCE SA 2.045% 10/19/2027 (c)(j)	378,000	373,408
BPCE SA 6.714% 10/19/2029 (c)(j)	650,000	690,280
Societe Generale SA 1.792% 6/9/2027 (c)(j)	336,000	333,920
Societe Generale SA 5.249% 5/22/2029 (c)(j)	1,030,000	1,052,434
Societe Generale SA 5.5% 4/13/2029 (c)(j)	1,880,000	1,929,116
TOTAL FINANCIALS		5,067,787
TOTAL FRANCE		6,537,668
GERMANY - 1.9%
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (j)	25,000	25,279
ZF North America Capital Inc 7.5% 3/24/2031 (j)	43,000	44,316
		69,595
Automobiles - 0.4%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (j)	310,000	315,150
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (j)	650,000	651,798
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (j)	90,000	91,697
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (j)	210,000	211,811
		1,270,456
TOTAL CONSUMER DISCRETIONARY		1,340,051
Financials - 1.1%
Capital Markets - 1.1%
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	1,070,000	1,079,143
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	950,000	967,546
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	500,000	510,997
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,420,000	1,485,124
TOTAL FINANCIALS		4,042,810
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (j)	896,000	899,212
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (j)	350,000	345,050
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (j)	152,000	154,599
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (j)	150,000	152,584
TK Elevator US Newco Inc 5.25% 7/15/2027 (j)	204,000	203,916
TOTAL INDUSTRIALS		856,149
TOTAL GERMANY		7,138,222
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	80,000	69,100
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	144,000	148,421
IRELAND - 1.7%
Financials - 1.0%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(j)	242,000	251,796
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	151,000	149,539
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,372,000	1,372,718
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	227,000	227,599
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	1,490,000	1,515,276
		3,265,132
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (j)	61,000	61,965
GGAM Finance Ltd 6.875% 4/15/2029 (j)	18,000	18,541
		80,506
TOTAL FINANCIALS		3,597,434
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (j)	220,000	214,205
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)	20,000	19,823
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (j)	1,316,000	1,333,478
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (j)	1,110,000	1,156,891
TOTAL INDUSTRIALS		2,724,397
TOTAL IRELAND		6,321,831
ISRAEL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(m)	15,000	14,828
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	307,000	318,562
TOTAL ISRAEL		333,390
ITALY - 0.6%
Utilities - 0.6%
Electric Utilities - 0.6%
Enel Finance International NV 4.375% 9/30/2030 (j)	533,000	535,723
Enel Finance International NV 5.125% 6/26/2029 (j)	1,760,000	1,813,208

TOTAL ITALY		2,348,931
JAPAN - 1.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp 1.591% 4/3/2028 (j)	600,000	572,368
NTT Finance Corp 4.567% 7/16/2027 (j)	200,000	201,814
NTT Finance Corp 4.62% 7/16/2028 (j)	1,720,000	1,745,985
TOTAL COMMUNICATION SERVICES		2,520,167
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (j)	277,000	282,637
Japan Tobacco Inc 5.21% 6/15/2030 (j)	232,000	242,270
TOTAL CONSUMER STAPLES		524,907
Financials - 0.8%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	300,000	297,235
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	160,000	157,798
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	300,000	306,382
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	80,000	79,525
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	100,000	99,177
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	1,675,000	1,707,975
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	250,000	259,040
		2,907,132
Capital Markets - 0.0%
Nomura Holdings Inc 1.653% 7/14/2026	100,000	99,168
TOTAL FINANCIALS		3,006,300
TOTAL JAPAN		6,051,374
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (j)	15,000	10,559
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	30,000	31,959
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (j)	25,000	22,000
TOTAL LUXEMBOURG		64,518
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (j)	15,000	15,200
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 6.7% 2/16/2032	2,220,000	2,226,438
NETHERLANDS - 0.6%
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 1.375% 1/15/2027 (j)	344,000	336,033
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 1.542% 6/16/2027 (c)(j)	186,000	184,599
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(j)	375,000	369,315
ING Groep NV 1.726% 4/1/2027 (c)	181,000	180,657
ING Groep NV 5.335% 3/19/2030 (c)	711,000	736,558
TOTAL FINANCIALS		1,471,129
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	306,000	308,047
TOTAL NETHERLANDS		2,115,209
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (j)	74,000	73,635
IHS Holding Ltd 7.875% 5/29/2030 (j)	21,000	21,919

TOTAL NIGERIA		95,554
NORWAY - 0.5%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (j)	50,000	52,543
TGS ASA 8.5% 1/15/2030 (j)	103,000	108,796
TOTAL ENERGY		161,339
Financials - 0.5%
Banks - 0.5%
DNB Bank ASA 1.535% 5/25/2027 (c)(j)	381,000	378,793
DNB Bank ASA 1.605% 3/30/2028 (c)(j)	389,000	379,555
DNB Bank ASA 4.384% 11/4/2031 (c)(j)	980,000	984,692
TOTAL FINANCIALS		1,743,040
TOTAL NORWAY		1,904,379
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	70,000	70,840
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	84,000	86,754
TOTAL PANAMA		157,594
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)	30,000	31,388
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (j)	105,000	101,341
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 1.722% 9/14/2027 (c)	400,000	395,215
Banco Santander SA 5.365% 7/15/2028 (c)	200,000	203,548

TOTAL SPAIN		598,763
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 6.246% 9/22/2029 (c)(j)	700,000	736,874
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (j)	67,000	67,167
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)	14,000	14,437
TOTAL INDUSTRIALS		81,604
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 6.5% 5/15/2026 (j)	80,000	79,432
TOTAL SWITZERLAND		897,910
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (j)	90,000	93,005
UNITED KINGDOM - 5.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	108,000	110,369
Consumer Staples - 1.3%
Tobacco - 1.3%
BAT Capital Corp 4.7% 4/2/2027	540,000	543,661
BAT International Finance PLC 1.668% 3/25/2026	46,000	45,929
BAT International Finance PLC 5.931% 2/2/2029	1,520,000	1,601,221
Imperial Brands Finance PLC 4.5% 6/30/2028 (j)	1,490,000	1,505,572
Imperial Brands Finance PLC 5.5% 2/1/2030 (j)	640,000	668,527
Imperial Brands Finance PLC 6.125% 7/27/2027 (j)	440,000	452,043
TOTAL CONSUMER STAPLES		4,816,953
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (j)	231,000	248,336
Financials - 4.1%
Banks - 4.0%
Barclays PLC 2.279% 11/24/2027 (c)	380,000	374,900
Barclays PLC 4.972% 5/16/2029 (c)	1,320,000	1,343,506
Barclays PLC 5.367% 2/25/2031 (c)	804,000	834,575
Barclays PLC 5.69% 3/12/2030 (c)	1,310,000	1,365,678
HSBC Holdings PLC 4.041% 3/13/2028 (c)	340,000	340,172
HSBC Holdings PLC 4.899% 3/3/2029 (c)	408,000	414,657
HSBC Holdings PLC 5.21% 8/11/2028 (c)	1,602,000	1,627,210
HSBC Holdings PLC 5.546% 3/4/2030 (c)	500,000	520,070
HSBC Holdings PLC 6.161% 3/9/2029 (c)	1,410,000	1,466,055
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	371,000	377,279
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	1,340,000	1,407,027
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	600,000	621,912
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	230,000	231,952
NatWest Group PLC 3.073% 5/22/2028 (c)	290,000	287,047
NatWest Group PLC 4.964% 8/15/2030 (c)	1,000,000	1,025,207
NatWest Group PLC 5.115% 5/23/2031 (c)	1,520,000	1,567,607
Standard Chartered PLC 4.299% 1/13/2030 (c)(j)	845,000	847,420
		14,652,274
Financial Services - 0.1%
Nationwide Building Society 6.557% 10/18/2027 (c)(j)	400,000	406,339
TOTAL FINANCIALS		15,058,613
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (j)	200,000	202,373
BAE Systems PLC 5.125% 3/26/2029 (j)	200,000	207,182
Rolls-Royce PLC 5.75% 10/15/2027 (j)	150,000	153,420
TOTAL INDUSTRIALS		562,975
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (j)	5,000	4,300
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	87,000	86,744
TOTAL UNITED KINGDOM		20,888,290
UNITED STATES - 51.4%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.8%
APLD ComputeCo LLC 9.25% 12/15/2030 (j)	245,000	257,150
AT&T Inc 1.65% 2/1/2028	460,000	441,119
AT&T Inc 4.4% 4/30/2031	1,080,000	1,089,970
AT&T Inc 4.7% 8/15/2030	449,000	460,368
Black Pearl Compute LLC 6.125% 2/15/2031 (j)	40,000	40,938
Cablevision Lightpath LLC 3.875% 9/15/2027 (j)	148,000	147,883
Cablevision Lightpath LLC 5.625% 9/15/2028 (j)	72,000	71,947
Cipher Compute LLC 7.125% 11/15/2030 (j)	28,000	29,186
Flash Compute LLC 7.25% 12/31/2030 (j)	124,000	126,929
Frontier Communications Holdings LLC 5% 5/1/2028 (j)	103,000	103,059
Level 3 Financing Inc 7% 3/31/2034 (j)	17,000	17,672
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)	105,000	105,470
Uniti Services LLC 7.5% 10/15/2033 (j)	34,000	35,375
WULF Compute LLC 7.75% 10/15/2030 (j)	169,000	178,973
		3,106,039
Entertainment - 0.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (j)	224,000	223,857
ROBLOX Corp 3.875% 5/1/2030 (j)	71,000	67,799
		291,656
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.2% 11/15/2030	353,000	356,104
Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (j)	65,000	62,840
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (j)	65,000	64,985
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (j)	85,000	84,798
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)	153,000	156,434
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	600,000	566,411
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	300,000	297,352
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)	67,000	70,820
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)	18,000	19,431
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)	5,000	5,035
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (j)	17,000	17,915
CSC Holdings LLC 5.5% 4/15/2027 (j)	30,000	25,435
Discovery Global Holdings Inc 3.755% 3/15/2027	312,000	311,030
DISH DBS Corp 5.125% 6/1/2029	10,000	8,930
DISH DBS Corp 5.25% 12/1/2026 (j)	45,000	43,710
DISH DBS Corp 7.75% 7/1/2026	145,000	143,204
DISH Network Corp 11.75% 11/15/2027 (j)	120,000	124,233
EchoStar Corp 10.75% 11/30/2029	110,000	120,144
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	145,000	146,850
EW Scripps Co/The 9.875% 8/15/2030 (j)	160,000	160,663
Sirius XM Radio LLC 3.125% 9/1/2026 (j)	44,000	43,762
TEGNA Inc 5% 9/15/2029	39,000	38,963
Univision Communications Inc 7.375% 6/30/2030 (j)	145,000	145,003
Univision Communications Inc 8% 8/15/2028 (j)	55,000	56,496
Univision Communications Inc 9.375% 8/1/2032 (j)	15,000	15,872
		2,730,316
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.875% 4/15/2030	1,160,000	1,151,082
T-Mobile USA Inc 4.95% 3/15/2028	370,000	377,590
		1,528,672
TOTAL COMMUNICATION SERVICES		8,012,787
Consumer Discretionary - 3.9%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	20,000	20,354
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)	70,000	72,662
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	60,000	62,848
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (j)	153,000	156,497
Patrick Industries Inc 6.375% 11/1/2032 (j)	84,000	86,278
		398,639
Automobiles - 1.4%
General Motors Financial Co Inc 2.35% 2/26/2027	910,000	895,680
General Motors Financial Co Inc 4.2% 10/27/2028	284,000	285,085
General Motors Financial Co Inc 4.6% 1/8/2031	500,000	504,581
General Motors Financial Co Inc 5.8% 6/23/2028	1,070,000	1,109,052
General Motors Financial Co Inc 6% 1/9/2028	1,210,000	1,249,994
Hyundai Capital America 4.875% 6/23/2027 (j)	590,000	597,060
Hyundai Capital America 5.45% 6/24/2026 (j)	230,000	230,942
Hyundai Capital America 5.6% 3/30/2028 (j)	440,000	452,830
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	5,000	4,678
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	10,000	9,978
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (j)	21,000	21,049
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)	47,000	44,456
		5,405,385
Broadline Retail - 0.1%
Saks Global Enterprises LLC 11% (e)(j)	45,333	198
Saks Global Enterprises LLC 11% (e)(f)(j)	19,367	0
Wayfair LLC 6.75% 11/15/2032 (j)	15,000	15,288
Wayfair LLC 7.25% 10/31/2029 (j)	70,000	72,341
Wayfair LLC 7.75% 9/15/2030 (j)	113,000	118,832
		206,659
Diversified Consumer Services - 0.2%
Service Corp International/US 5.75% 10/15/2032	86,000	87,678
Sotheby's 7.375% 10/15/2027 (j)	246,000	244,501
StoneMor Inc 8.5% 5/15/2029 (j)	108,000	104,763
TKC Holdings Inc 12% 2/15/2031 (j)	80,000	84,086
TKC Holdings Inc 8.5% 8/15/2030 (j)	86,000	88,003
		609,031
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp 4.75% 12/1/2027	60,000	59,920
Caesars Entertainment Inc 4.625% 10/15/2029 (j)	80,000	78,265
Caesars Entertainment Inc 6.5% 2/15/2032 (j)	107,000	108,733
Carnival Corp 5.125% 5/1/2029 (j)	30,000	30,400
Carnival Corp 5.75% 3/15/2030 (j)	71,000	73,429
Carnival Corp 5.75% 8/1/2032 (j)	15,000	15,567
Carnival Corp 5.875% 6/15/2031 (j)	156,000	163,024
Carnival Corp 6.125% 2/15/2033 (j)	63,000	65,217
Churchill Downs Inc 4.75% 1/15/2028 (j)	48,000	47,844
Churchill Downs Inc 6.75% 5/1/2031 (j)	91,000	93,740
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	159,000	149,956
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (j)	93,000	90,548
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	29,000	29,688
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (j)	79,000	77,102
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	37,000	37,748
Life Time Inc 6% 11/15/2031 (j)	69,000	71,071
Lindblad Expeditions LLC 7% 9/15/2030 (j)	15,000	15,735
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	10,000	7,406
NCL Corp Ltd 5.875% 1/15/2031 (j)	60,000	60,618
NCL Corp Ltd 6.25% 3/1/2030 (j)	29,000	29,689
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (j)	43,000	43,942
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (j)	15,000	15,467
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC 8.625% 1/15/2032 (j)	70,000	70,875
Viking Cruises Ltd 9.125% 7/15/2031 (j)	105,000	111,714
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (j)	19,000	18,984
VOC Escrow Ltd 5% 2/15/2028 (j)	20,000	19,983
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (j)	44,000	44,124
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (j)	25,000	25,531
		1,656,320
Household Durables - 0.1%
LGI Homes Inc 4% 7/15/2029 (j)	30,000	27,871
LGI Homes Inc 7% 11/15/2032 (j)	73,000	71,565
LGI Homes Inc 8.75% 12/15/2028 (j)	50,000	52,168
New Home Co Inc/The 8.5% 11/1/2030 (j)	30,000	31,239
Somnigroup International Inc 4% 4/15/2029 (j)	146,000	141,888
Whirlpool Corp 6.125% 6/15/2030	46,000	46,207
Whirlpool Corp 6.5% 6/15/2033	10,000	9,979
		380,917
Leisure Products - 0.8%
Brunswick Corp/DE 5.85% 3/18/2029	1,787,000	1,857,936
Mattel Inc 5% 11/17/2030	1,004,000	1,019,415
		2,877,351
Specialty Retail - 0.8%
Advance Auto Parts Inc 5.95% 3/9/2028	239,000	245,705
Advance Auto Parts Inc 7% 8/1/2030 (j)	16,000	16,414
AutoNation Inc 1.95% 8/1/2028	540,000	514,250
AutoZone Inc 5.165% 6/15/2030	1,360,000	1,409,610
AutoZone Inc 6.25% 11/1/2028	239,000	252,437
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	88,000	90,208
LBM Acquisition LLC 6.25% 1/15/2029 (j)	15,000	11,436
LBM Acquisition LLC 9.5% 6/15/2031 (j)	98,000	91,405
Michaels Cos Inc/The 8.5% 3/15/2033 (j)(l)	20,000	19,454
O'Reilly Automotive Inc 5.75% 11/20/2026	300,000	303,527
Park River Holdings Inc 8% 3/15/2031 (j)	10,000	10,064
Staples Inc 10.75% 9/1/2029 (j)	162,000	148,645
Wand NewCo 3 Inc 7.625% 1/30/2032 (j)	32,000	33,391
White Cap Supply Holdings LLC 7.375% 11/15/2030 (j)	25,000	25,383
		3,171,929
TOTAL CONSUMER DISCRETIONARY		14,706,231
Consumer Staples - 1.5%
Beverages - 0.3%
Constellation Brands Inc 3.6% 2/15/2028	740,000	735,353
Keurig Dr Pepper Inc 4.597% 5/25/2028	390,000	393,943
Molson Coors Beverage Co 3% 7/15/2026	183,000	182,230
		1,311,526
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	37,000	35,676
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	25,000	25,168
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (j)	153,000	155,712
Albertsons Cos Inc 5.625% 3/31/2032 (j)	25,000	25,098
C&S Group Enterprises LLC 5% 12/15/2028 (j)	27,000	25,525
Dollar Tree Inc 4.2% 5/15/2028	380,000	381,384
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)	104,000	109,126
Mars Inc 4.6% 3/1/2028 (j)	701,000	711,169
Mars Inc 4.8% 3/1/2030 (j)	1,272,000	1,307,610
Performance Food Group Inc 6.125% 9/15/2032 (j)	85,000	87,252
US Foods Inc 4.75% 2/15/2029 (j)	93,000	92,609
US Foods Inc 5.75% 4/15/2033 (j)	24,000	24,480
		2,980,809
Food Products - 0.1%
Bunge Ltd Finance Corp 4.1% 1/7/2028	196,000	196,968
Campbell's Company/The 5.3% 3/20/2026	75,000	75,039
Fiesta Purchaser Inc 7.875% 3/1/2031 (j)	21,000	21,631
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	65,000	66,085
Post Holdings Inc 4.625% 4/15/2030 (j)	43,000	42,091
Post Holdings Inc 6.375% 3/1/2033 (j)	35,000	35,625
		437,439
Tobacco - 0.2%
Philip Morris International Inc 4.125% 4/28/2028	680,000	684,841
Philip Morris International Inc 4.875% 2/13/2029	200,000	205,585
		890,426
TOTAL CONSUMER STAPLES		5,620,200
Energy - 4.2%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (j)	60,000	60,047
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	26,000	27,056
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	133,000	131,139
Kodiak Gas Services LLC 7.25% 2/15/2029 (j)	87,000	90,213
SESI LLC 7.875% 9/30/2030 (j)	80,000	81,683
Transocean International Ltd 7.875% 10/15/2032 (j)	29,000	31,138
Transocean International Ltd 8.25% 5/15/2029 (j)	73,000	76,005
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)	51,000	51,865
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (j)	38,000	39,266
Valaris Ltd 8.375% 4/30/2030 (j)	35,000	36,705
WBI Operating LLC 6.25% 10/15/2030 (j)	123,000	125,367
		750,484
Oil, Gas & Consumable Fuels - 4.0%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (j)	20,000	21,040
Buckeye Partners LP 4.125% 12/1/2027	55,000	54,666
California Resources Corp 8.25% 6/15/2029 (j)	130,000	136,475
Cheniere Energy Inc 4.625% 10/15/2028	55,000	54,980
CNX Midstream Partners LP 4.75% 4/15/2030 (j)	58,000	56,565
CNX Resources Corp 7.25% 3/1/2032 (j)	70,000	73,402
Comstock Resources Inc 5.875% 1/15/2030 (j)	71,000	68,426
Comstock Resources Inc 6.75% 3/1/2029 (j)	126,000	125,513
CVR Energy Inc 7.5% 2/15/2031 (j)	110,000	109,627
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	44,000	45,382
DCP Midstream Operating LP 5.625% 7/15/2027	440,000	448,484
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (j)	10,000	10,049
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	119,000	124,255
Diamondback Energy Inc 5.2% 4/18/2027	352,000	356,519
Energy Transfer LP 4.55% 1/15/2031	778,000	785,456
Energy Transfer LP 5.5% 6/1/2027	1,090,000	1,106,481
Energy Transfer LP 6.5% 2/15/2056 (c)	64,000	64,668
EQT Corp 3.625% 5/15/2031 (j)	880,000	841,906
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	29,000	29,285
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)	10,000	10,347
Harvest Midstream I LP 7.5% 5/15/2032 (j)	55,000	57,089
Hess Corp 4.3% 4/1/2027	1,540,000	1,546,154
Hess Midstream Operations LP 4.25% 2/15/2030 (j)	100,000	98,025
Hess Midstream Operations LP 5.875% 3/1/2028 (j)	60,000	60,995
Hess Midstream Operations LP 6.5% 6/1/2029 (j)	63,000	65,190
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	25,000	26,383
Kinder Morgan Inc 4.3% 3/1/2028	250,000	251,979
Kinetik Holdings LP 6.625% 12/15/2028 (j)	150,000	154,638
Matador Resources Co 6.5% 4/15/2032 (j)	40,000	40,850
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)	21,000	20,694
MPLX LP 1.75% 3/1/2026	159,000	159,000
MPLX LP 4.25% 12/1/2027	460,000	462,050
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)	71,000	72,585
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)	50,000	52,169
ONEOK Inc 4.25% 9/24/2027	33,000	33,157
ONEOK Inc 4.4% 10/15/2029	35,000	35,296
ONEOK Inc 4.85% 7/15/2026	55,000	55,038
ONEOK Inc 6.5% 9/1/2030 (j)	483,000	521,369
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	21,000	20,912
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)	109,000	109,378
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)	81,000	85,972
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	2,017,000	1,978,021
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	345,000	338,532
Prairie Acquiror LP 9% 8/1/2029 (j)	170,000	177,392
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)	20,000	21,068
SM Energy Co 6.625% 1/15/2027	54,000	54,039
Summit Midstream Holdings LLC 8.625% 10/31/2029 (j)	14,000	14,653
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	32,000	32,012
Sunoco LP 5.375% 7/15/2031 (j)(l)	60,000	60,140
Sunoco LP 5.625% 3/15/2031 (j)	123,000	124,057
Sunoco LP 5.625% 7/15/2034 (j)(l)	25,000	24,996
Sunoco LP 6.625% 8/15/2032 (j)	71,000	73,492
Talos Production Inc 9% 2/1/2029 (j)	25,000	26,036
Targa Resources Corp 4.9% 9/15/2030	227,000	233,114
Targa Resources Corp 6.15% 3/1/2029	1,816,000	1,921,419
Venture Global LNG Inc 7% 1/15/2030 (j)	42,000	42,603
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	59,000	61,290
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)	20,000	20,998
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	29,000	32,171
Western Gas Partners LP 4.8% 3/1/2031	546,000	550,625
Western Gas Partners LP 6.35% 1/15/2029	498,000	526,248
Williams Cos Inc/The 4.625% 6/30/2030	120,000	122,068
Williams Cos Inc/The 4.8% 11/15/2029	169,000	173,219
		15,060,642
TOTAL ENERGY		15,811,126
Financials - 23.8%
Banks - 9.0%
Bank of America Corp 1.734% 7/22/2027 (c)	905,000	896,876
Bank of America Corp 4.271% 7/23/2029 (c)	1,090,000	1,096,165
Bank of America Corp 4.623% 5/9/2029 (c)	770,000	780,929
Bank of America Corp 4.979% 1/24/2029 (c)	500,000	508,932
Bank of America Corp 5.202% 4/25/2029 (c)	1,710,000	1,751,974
Bank of America Corp 5.819% 9/15/2029 (c)	760,000	792,615
Citigroup Inc 3.887% 1/10/2028 (c)	1,390,000	1,388,071
Citigroup Inc 4.075% 4/23/2029 (c)	652,000	652,967
Citigroup Inc 4.786% 3/4/2029 (c)	1,280,000	1,299,240
Citigroup Inc 5.174% 2/13/2030 (c)	810,000	834,609
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (j)	2,000	2,080
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	1,434,000	1,443,395
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,420,000	1,491,331
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	1,415,000	1,395,087
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	500,000	497,240
JPMorgan Chase & Co 4.255% 10/22/2031 (c)	840,000	842,510
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	590,000	592,011
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	950,000	967,561
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	500,000	504,466
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,522,000	1,578,418
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	222,000	225,981
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	267,000	272,144
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	414,000	415,540
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	720,000	724,702
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	92,277
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	1,900,000	1,984,284
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	668,000	658,371
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	410,000	428,174
Truist Financial Corp 1.887% 6/7/2029 (c)	250,000	238,955
Truist Financial Corp 4.873% 1/26/2029 (c)	1,460,000	1,483,807
Truist Financial Corp 7.161% 10/30/2029 (c)	1,420,000	1,528,689
US Bancorp 4.653% 2/1/2029 (c)	500,000	506,376
Wells Fargo & Co 3.526% 3/24/2028 (c)	320,000	318,345
Wells Fargo & Co 4.182% 1/23/2030 (c)	980,000	983,473
Wells Fargo & Co 4.97% 4/23/2029 (c)	489,000	498,543
Wells Fargo & Co 5.244% 1/24/2031 (c)	1,950,000	2,023,065
Wells Fargo & Co 5.707% 4/22/2028 (c)	700,000	712,816
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,460,000	1,539,748
		33,951,767
Capital Markets - 7.7%
Ares Strategic Income Fund 4.85% 1/15/2029 (j)	473,000	465,607
Ares Strategic Income Fund 5.45% 9/9/2028 (j)	1,495,000	1,494,919
Ares Strategic Income Fund 5.8% 9/9/2030 (j)	101,000	100,311
Athene Global Funding 1.73% 10/2/2026 (j)	1,660,000	1,637,236
Athene Global Funding 4.721% 10/8/2029 (j)	1,320,000	1,320,701
Athene Global Funding 5.339% 1/15/2027 (j)	250,000	252,591
Athene Global Funding 5.516% 3/25/2027 (j)	350,000	355,153
Blackstone Private Credit Fund 3.25% 3/15/2027	950,000	932,983
Blackstone Private Credit Fund 7.3% 11/27/2028	506,000	529,124
Broadstreet Partners Group LLC 5.875% 4/15/2029 (j)	45,000	43,582
Equitable America Global Funding 4.65% 6/9/2028 (j)	1,170,000	1,183,357
Equitable America Global Funding 4.95% 6/9/2030 (j)	923,000	943,004
Focus Financial Partners LLC 6.75% 9/15/2031 (j)	60,000	59,684
GA Global Funding Trust 5.4% 1/13/2030 (j)	2,116,000	2,168,243
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	1,240,000	1,223,028
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	500,000	501,479
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	422,000	424,606
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	675,000	681,375
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	720,000	762,201
Hightower Holding LLC 6.75% 4/15/2029 (j)	23,000	22,805
HPS Corporate Lending Fund 5.3% 6/5/2027 (j)	1,661,000	1,666,449
HPS Corporate Lending Fund 6.25% 9/30/2029	500,000	510,492
Intercontinental Exchange Inc 3.625% 9/1/2028	400,000	397,314
Intercontinental Exchange Inc 4% 9/15/2027	302,000	302,870
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)	41,000	41,245
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)	30,000	30,785
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)	82,000	77,967
LPL Holdings Inc 4.9% 4/3/2028	2,168,000	2,193,088
Morgan Stanley 2.475% 1/21/2028 (c)	1,610,000	1,588,574
Morgan Stanley 3.591% 7/22/2028 (c)	360,000	357,777
Morgan Stanley 3.772% 1/24/2029 (c)	340,000	338,659
Morgan Stanley 4.238% 1/9/2030 (c)	1,050,000	1,053,673
Morgan Stanley 4.994% 4/12/2029 (c)	1,502,000	1,529,374
Morgan Stanley 5.042% 7/19/2030 (c)	830,000	854,024
Morgan Stanley 5.164% 4/20/2029 (c)	727,000	743,503
Nuveen LLC 5.55% 1/15/2030 (j)	67,000	69,934
Sammons Financial Group Global Funding 4.8% 12/12/2030 (j)	1,420,000	1,435,783
Sammons Financial Group Global Funding 5.05% 1/10/2028 (j)	370,000	376,353
Sammons Financial Group Global Funding 5.1% 12/10/2029 (j)	297,000	304,644
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	66,000	68,694
		29,043,191
Consumer Finance - 2.5%
Ally Financial Inc 4.75% 6/9/2027	1,080,000	1,088,444
American Express Co 4.731% 4/25/2029 (c)	560,000	569,275
American Express Co 5.085% 1/30/2031 (c)	118,000	121,914
Capital One Financial Corp 1.878% 11/2/2027 (c)	1,110,000	1,092,651
Capital One Financial Corp 5.468% 2/1/2029 (c)	950,000	974,018
Capital One Financial Corp 7.149% 10/29/2027 (c)	1,525,000	1,555,252
Ford Motor Credit Co LLC 4.97% 4/6/2029	395,000	397,518
Ford Motor Credit Co LLC 5.85% 5/17/2027	500,000	508,194
Ford Motor Credit Co LLC 5.875% 11/7/2029	470,000	486,096
Ford Motor Credit Co LLC 6.95% 6/10/2026	1,850,000	1,859,560
Navient Corp 6.75% 6/15/2026	103,000	103,209
OneMain Finance Corp 3.5% 1/15/2027	83,000	82,027
OneMain Finance Corp 6.125% 5/15/2030	70,000	70,275
OneMain Finance Corp 6.75% 3/15/2032	10,000	10,078
OneMain Finance Corp 7.5% 5/15/2031	58,000	59,963
PRA Group Inc 5% 10/1/2029 (j)	15,000	13,845
PRA Group Inc 8.875% 1/31/2030 (j)	47,000	47,823
Stellantis Financial Services US Corp 4.95% 9/15/2028 (j)	400,000	403,292
		9,443,434
Financial Services - 1.6%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (j)	600,000	613,478
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (j)	327,000	337,551
Block Inc 5.625% 8/15/2030 (j)	41,000	41,538
Block Inc 6% 8/15/2033 (j)	21,000	21,339
Block Inc 6.5% 5/15/2032	64,000	65,841
CNH Industrial Capital LLC 4.5% 10/8/2027	646,000	650,599
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (j)	100,000	93,605
Corebridge Financial Inc 3.65% 4/5/2027	1,155,000	1,148,938
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	55,000	54,782
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	20,000	19,795
Global Payments Inc 4.5% 11/15/2028	582,000	583,339
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	111,000	109,335
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	200,000	196,994
Jackson Financial Inc 5.17% 6/8/2027	1,518,000	1,536,461
NFE Financing LLC 12% (e)(j)	24,627	8,903
Rocket Cos Inc 6.125% 8/1/2030 (j)	101,000	103,621
Rocket Cos Inc 6.5% 8/1/2029 (j)	41,000	42,122
UWM Holdings LLC 6.25% 3/15/2031 (j)	52,000	50,241
UWM Holdings LLC 6.625% 2/1/2030 (j)	79,000	78,403
Western Union Co/The 1.35% 3/15/2026	280,000	279,679
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	95,000	100,019
		6,136,583
Insurance - 2.9%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (j)	65,000	65,016
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (j)	110,000	109,747
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (j)	107,000	108,231
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (j)	20,000	20,363
American International Group Inc 4.85% 5/7/2030	725,000	743,862
AmWINS Group Inc 4.875% 6/30/2029 (j)	42,000	40,777
AmWINS Group Inc 6.375% 2/15/2029 (j)	39,000	39,687
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	121,000	117,227
Arthur J Gallagher & Co 4.6% 12/15/2027	274,000	277,077
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (j)	28,000	29,409
Brown & Brown Inc 4.7% 6/23/2028	109,000	110,030
Brown & Brown Inc 4.9% 6/23/2030	223,000	226,694
Corebridge Global Funding 4.65% 8/20/2027 (j)	116,000	117,084
Corebridge Global Funding 4.9% 1/7/2028 (j)	205,000	208,480
Equitable Financial Life Global Funding 1.4% 8/27/2027 (j)	344,000	331,594
Equitable Financial Life Global Funding 1.7% 11/12/2026 (j)	451,000	443,889
Equitable Financial Life Global Funding 4.6% 4/1/2027 (j)	556,000	559,998
Equitable Financial Life Global Funding 5% 3/27/2030 (j)	257,000	263,249
Fortitude Group Holdings LLC 6.25% 4/1/2030 (j)	320,000	332,370
Guardian Life Global Funding 1.4% 7/6/2027 (j)	358,000	346,647
HUB International Ltd 7.375% 1/31/2032 (j)	130,000	132,317
Jackson National Life Global Funding 4.6% 10/1/2029 (j)	624,000	626,115
Jackson National Life Global Funding 5.55% 7/2/2027 (j)	1,148,000	1,168,762
Lincoln Financial Global Funding 5.3% 1/13/2030 (j)	601,000	617,462
MassMutual Global Funding II 4% 1/22/2029 (j)	288,000	288,577
Panther Escrow Issuer LLC 7.125% 6/1/2031 (j)	48,000	48,833
RGA Global Funding 2% 11/30/2026 (j)	273,000	268,922
RGA Global Funding 4.35% 8/25/2028 (j)	650,000	653,295
RGA Global Funding 5.448% 5/24/2029 (j)	193,000	200,348
Ryan Specialty LLC 5.875% 8/1/2032 (j)	96,000	96,725
USI Inc/NY 7.5% 1/15/2032 (j)	30,000	30,774
Western-Southern Global Funding 4.9% 5/1/2030 (j)	1,740,000	1,784,311
Willis North America Inc 4.65% 6/15/2027	440,000	442,887
		10,850,759
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 8% 4/1/2029 (j)	10,000	10,063
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	112,000	112,539
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	101,000	105,042
		227,644
TOTAL FINANCIALS		89,653,378
Health Care - 2.1%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	761,000	779,326
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp 2.75% 9/23/2026 (j)	200,000	198,617
Avantor Funding Inc 3.875% 11/1/2029 (j)	50,000	47,732
Avantor Funding Inc 4.625% 7/15/2028 (j)	84,000	83,235
Medline Borrower LP 3.875% 4/1/2029 (j)	53,000	52,126
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	78,000	80,494
		462,204
Health Care Providers & Services - 1.5%
Acadia Healthcare Co Inc 5% 4/15/2029 (j)	60,000	58,767
Acadia Healthcare Co Inc 7.375% 3/15/2033 (j)	20,000	20,647
Accendra Health Inc 6.625% 4/1/2030 (j)	28,000	13,472
Centene Corp 2.45% 7/15/2028	170,000	160,230
Centene Corp 3.375% 2/15/2030	105,000	97,366
Centene Corp 4.625% 12/15/2029	35,000	34,152
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	24,000	23,060
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)	39,000	41,099
Cigna Group/The 3.4% 3/1/2027	340,000	338,735
CVS Health Corp 4.3% 3/25/2028	1,540,000	1,549,044
CVS Health Corp 7% 3/10/2055 (c)	47,000	49,436
HCA Inc 3.125% 3/15/2027	1,450,000	1,437,948
HCA Inc 5% 3/1/2028	225,000	229,659
Humana Inc 5.75% 12/1/2028	500,000	518,244
Icon Investments Six DAC 5.809% 5/8/2027	443,000	446,960
LifePoint Health Inc 11% 10/15/2030 (j)	41,000	44,531
Molina Healthcare Inc 6.25% 1/15/2033 (j)	81,000	79,681
Molina Healthcare Inc 6.5% 2/15/2031 (j)	135,000	135,431
National Mentor Holdings Inc 10.5% 12/15/2030 (j)	57,000	56,790
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)	30,000	29,964
Tenet Healthcare Corp 5.125% 11/1/2027	319,000	319,186
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	73,000	73,023
		5,757,425
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (j)	184,000	183,598
IQVIA Inc 6.25% 6/1/2032 (j)	39,000	40,117
IQVIA Inc 6.5% 5/15/2030 (j)	82,000	84,313
		308,028
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (j)	35,000	36,195
Jazz Securities DAC 4.375% 1/15/2029 (j)	85,000	83,800
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)	66,000	64,790
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (j)	50,000	44,430
Viatris Inc 2.3% 6/22/2027	540,000	526,670
		755,885
TOTAL HEALTH CARE		8,062,868
Industrials - 2.8%
Aerospace & Defense - 0.7%
Boeing Co 3.2% 3/1/2029	540,000	527,631
Boeing Co 5.04% 5/1/2027	440,000	444,626
Boeing Co 6.259% 5/1/2027	29,000	29,709
BWX Technologies Inc 4.125% 4/15/2029 (j)	110,000	107,683
L3Harris Technologies Inc 5.4% 1/15/2027	650,000	658,616
RTX Corp 5.75% 1/15/2029	85,000	89,308
TransDigm Inc 6.125% 7/31/2034 (j)	75,000	76,180
TransDigm Inc 6.25% 1/31/2034 (j)	10,000	10,345
TransDigm Inc 6.375% 3/1/2029 (j)	452,000	463,865
TransDigm Inc 6.75% 1/31/2034 (j)	55,000	57,078
		2,465,041
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (j)	88,000	91,795
Building Products - 0.1%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)	102,000	77,011
JH North America Holdings Inc 5.875% 1/31/2031 (j)	82,000	83,748
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (j)	30,000	28,113
Standard Building Solutions Inc 6.5% 8/15/2032 (j)	53,000	54,555
		243,427
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)	82,000	85,350
Artera Services LLC 8.5% 2/15/2031 (j)	187,000	156,326
Brand Industrial Services Inc 10.375% 8/1/2030 (j)	80,000	74,710
CoreCivic Inc 8.25% 4/15/2029	47,000	48,808
GEO Group Inc/The 10.25% 4/15/2031	65,000	69,790
GEO Group Inc/The 8.625% 4/15/2029	55,000	57,228
GFL Environmental Inc 4% 8/1/2028 (j)	222,000	218,564
GFL Environmental Inc 6.75% 1/15/2031 (j)	10,000	10,489
Madison IAQ LLC 4.125% 6/30/2028 (j)	140,000	138,164
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	43,000	43,400
Neptune Bidco US Inc 9.29% 4/15/2029 (j)	124,000	124,310
Neptune Bidco US Inc 9.5% 2/15/2033 (j)	50,000	48,940
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (j)	6,000	6,011
Waste Pro USA Inc 7% 2/1/2033 (j)	25,000	26,018
Williams Scotsman Inc 6.625% 4/15/2030 (j)	89,000	92,208
		1,200,316
Construction & Engineering - 0.0%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	105,000	106,042
Electrical Equipment - 0.5%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (j)	1,911,000	1,975,189
WESCO Distribution Inc 5.25% 4/15/2031 (j)	45,000	44,920
WESCO Distribution Inc 6.375% 3/15/2033 (j)	25,000	26,066
		2,046,175
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (j)	15,000	15,131
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	57,000	58,752
Uber Technologies Inc 4.15% 1/15/2031	112,000	111,562
XPO Inc 6.25% 6/1/2028 (j)	81,000	82,302
		267,747
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(j)	26,351	29,117
Esab Corp 6.25% 4/15/2029 (j)	65,000	66,629
Ingersoll Rand Inc 5.176% 6/15/2029	300,000	311,156
Ingersoll Rand Inc 5.197% 6/15/2027	300,000	304,386
		711,288
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (j)	30,000	30,575
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	137,452	134,962
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (j)	20,416	20,444
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	97,346	95,324
United Airlines Holdings Inc 5.375% 3/1/2031	125,000	127,262
		408,567
Professional Services - 0.6%
Amentum Holdings Inc 7.25% 8/1/2032 (j)	57,000	59,727
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (j)	70,000	64,842
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (j)	20,000	18,739
Leidos Inc 4.1% 3/15/2029 (l)	256,000	256,656
Paychex Inc 5.1% 4/15/2030	1,838,000	1,877,067
TriNet Group Inc 7.125% 8/15/2031 (j)	90,000	87,314
Verisk Analytics Inc 4.45% 3/15/2031	44,000	44,213
		2,408,558
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	270,000	265,907
FTAI Aviation Investors LLC 7% 6/15/2032 (j)	48,000	50,385
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)	60,000	63,488
Herc Holdings Inc 5.75% 3/15/2031 (j)	20,000	20,274
Herc Holdings Inc 7% 6/15/2030 (j)	85,000	89,073
QXO Building Products Inc 6.75% 4/30/2032 (j)	44,000	45,572
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)	15,000	15,625
United Rentals North America Inc 3.875% 11/15/2027	72,000	71,580
		621,904
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (j)	30,000	31,422
TOTAL INDUSTRIALS		10,602,282
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp 5.05% 4/5/2029	82,000	84,768
Coherent Corp 5% 12/15/2029 (j)	105,000	105,057
Dell International LLC / EMC Corp 5% 4/1/2030	1,935,000	1,990,070
Dell International LLC / EMC Corp 5.25% 2/1/2028	486,000	497,127
Lightning Power LLC 7.25% 8/15/2032 (j)	25,000	26,541
		2,703,563
IT Services - 0.2%
Ahead DB Holdings LLC 6.625% 5/1/2028 (j)	185,000	178,943
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	130,000	132,025
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	145,000	142,337
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	82,000	80,596
CoreWeave Inc 9% 2/1/2031 (j)	151,000	145,695
CoreWeave Inc 9.25% 6/1/2030 (j)	164,000	160,630
Sabre GLBL Inc 11.125% 7/15/2030 (j)	26,000	18,850
		859,076
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 4.15% 11/15/2030	310,000	310,974
Broadcom Inc 4.6% 7/15/2030	500,000	511,236
Broadcom Inc 5.05% 7/12/2027	197,000	200,266
Broadcom Inc 5.05% 7/12/2029	246,000	254,533
Entegris Inc 4.75% 4/15/2029 (j)	206,000	206,171
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(j)	8,468	9,051
		1,492,231
Software - 0.9%
Cloud Software Group Inc 6.5% 3/31/2029 (j)	76,000	74,531
Cloud Software Group Inc 9% 9/30/2029 (j)	256,000	250,688
Elastic NV 4.125% 7/15/2029 (j)	85,000	80,306
Ellucian Holdings Inc 6.5% 12/1/2029 (j)	124,000	121,597
Oracle Corp 2.95% 4/1/2030	80,000	74,450
Oracle Corp 4.45% 9/26/2030	517,000	507,050
Oracle Corp 4.5% 5/6/2028	370,000	372,202
Oracle Corp 4.8% 9/26/2032	25,000	24,428
Oracle Corp 4.95% 2/4/2031	940,000	938,075
SS&C Technologies Inc 5.5% 9/30/2027 (j)	214,000	213,678
UKG Inc 6.875% 2/1/2031 (j)	168,000	162,985
VMware LLC 1.4% 8/15/2026	325,000	321,157
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (j)	202,000	230,060
		3,371,207
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	159,000	159,915
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)	84,000	86,449
		246,364
TOTAL INFORMATION TECHNOLOGY		8,672,441
Materials - 1.4%
Chemicals - 0.9%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	108,000	113,537
Celanese US Holdings LLC 6.5% 4/15/2030	38,000	38,934
Celanese US Holdings LLC 7% 2/15/2031	100,000	103,010
Chemours Co/The 4.625% 11/15/2029 (j)	30,000	28,416
Chemours Co/The 5.75% 11/15/2028 (j)	162,000	162,942
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (j)	497,000	507,750
LSB Industries Inc 6.25% 10/15/2028 (j)	47,000	47,246
Mativ Holdings Inc 8% 10/1/2029 (j)	20,000	19,738
Methanex US Operations Inc 6.25% 3/15/2032 (j)	27,000	27,945
Mosaic Co/The 5.375% 11/15/2028	1,700,000	1,755,868
Olin Corp 6.625% 4/1/2033 (j)	15,000	14,647
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)	30,000	29,864
Olympus Water US Holding Corp 7.25% 6/15/2031 (j)	73,000	74,690
Scih Salt Hldgs Inc 4.875% 5/1/2028 (j)	39,000	38,850
Scih Salt Hldgs Inc 6.625% 5/1/2029 (j)	95,000	94,763
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	30,000	28,738
WR Grace Holdings LLC 6.625% 8/15/2032 (j)	45,000	45,523
WR Grace Holdings LLC 7% 8/1/2033 (j)	25,000	25,454
WR Grace Holdings LLC 7.375% 3/1/2031 (j)	68,000	69,807
		3,227,722
Construction Materials - 0.4%
Amrize Finance US LLC 4.6% 4/7/2027	176,000	177,286
Amrize Finance US LLC 4.7% 4/7/2028	328,000	333,078
CRH America Finance Inc 4.4% 2/9/2031	680,000	685,069
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	117,000	121,598
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	98,000	104,114
VM Consolidated Inc 5.5% 4/15/2029 (j)	75,000	73,617
		1,494,762
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (j)	33,000	31,900
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	45,000	42,950
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	110,000	112,587
Berry Global Inc 4.875% 7/15/2026 (j)	24,000	24,004
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)	37,000	37,279
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)	115,000	114,493
Graphic Packaging International LLC 6.375% 7/15/2032 (j)	61,000	61,792
		425,005
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	17,000	17,973
Alumina Pty Ltd 6.375% 9/15/2032 (j)	123,000	127,703
Cleveland-Cliffs Inc 7.5% 9/15/2031 (j)	56,000	58,450
		204,126
TOTAL MATERIALS		5,351,615
Real Estate - 2.0%
Diversified REITs - 0.7%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	85,000	82,670
VICI Properties LP 4.75% 4/1/2028	2,133,000	2,153,956
Vornado Realty LP 2.15% 6/1/2026	80,000	79,375
		2,316,001
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.5% 8/1/2026	450,000	448,179
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	75,000	73,500
Ventas Realty LP 3% 1/15/2030	426,000	408,401
		930,080
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)	90,000	88,403
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)	34,000	35,203
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (j)	41,000	42,100
		165,706
Office REITs - 0.1%
COPT Defense Properties LP 4.5% 10/15/2030	443,000	444,934
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)	25,000	26,938
Taylor Morrison Communities Inc 5.75% 11/15/2032 (j)	20,000	20,665
		47,603
Retail REITs - 0.4%
Brixmor Operating Partnership LP 2.25% 4/1/2028	177,000	170,846
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (j)	95,000	94,739
Realty Income Corp 2.1% 3/15/2028	359,000	346,436
Realty Income Corp 2.2% 6/15/2028	24,000	23,122
Simon Property Group LP 4.375% 10/1/2030	730,000	739,328
		1,374,471
Specialized REITs - 0.6%
American Tower Corp 4.9% 3/15/2030	1,370,000	1,407,849
Crown Castle Inc 5% 1/11/2028	390,000	396,818
Iron Mountain Inc 4.875% 9/15/2027 (j)	60,000	59,978
Millrose Properties Inc 6.375% 8/1/2030 (j)	114,000	116,953
SBA Communications Corp 3.875% 2/15/2027	214,000	212,689
		2,194,287
TOTAL REAL ESTATE		7,473,082
Utilities - 5.3%
Electric Utilities - 2.6%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	90,000	90,438
Cleco Corporate Holdings LLC 3.743% 5/1/2026	230,000	229,644
Duke Energy Corp 4.3% 3/15/2028	675,000	680,385
Duke Energy Florida LLC 4.2% 12/1/2030	323,000	325,300
Edison International 7.875% 6/15/2054 (c)	33,000	34,353
Eversource Energy 5.45% 3/1/2028	360,000	369,429
Eversource Energy 6.1% 8/15/2056 (c)	75,000	75,342
Exelon Corp 2.75% 3/15/2027	1,204,000	1,189,812
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (j)	189,000	189,104
Georgia Power Co 4.65% 5/16/2028	264,000	268,292
Jersey Central Power & Light Co 4.4% 1/15/2031 (j)	284,000	285,636
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	297,000	300,368
NRG Energy Inc 5.75% 7/15/2029 (j)	192,000	192,332
Pacific Gas and Electric Co 2.1% 8/1/2027	1,370,000	1,335,050
PG&E Corp 5% 7/1/2028	43,000	42,886
PG&E Corp 6.85% 9/15/2056 (c)	56,000	55,909
PG&E Corp 7.375% 3/15/2055 (c)	177,000	183,192
Pinnacle West Capital Corp 4.9% 5/15/2028	176,000	179,417
Pinnacle West Capital Corp 5.15% 5/15/2030	1,782,000	1,846,235
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	75,000	74,580
Southern Co/The 5.5% 3/15/2029	1,086,000	1,131,934
Vistra Operations Co LLC 4.7% 1/31/2031 (j)	70,000	70,401
Vistra Operations Co LLC 5% 7/31/2027 (j)	419,000	418,396
Vistra Operations Co LLC 5.05% 12/30/2026 (j)	114,000	115,237
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	96,000	101,449
Xcel Energy Inc 5.75% 12/3/2056 (c)	95,000	95,000
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)	35,000	36,328
		9,916,449
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	1,320,000	1,355,500
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 5.45% 6/1/2028	1,410,000	1,442,569
Alpha Generation LLC 6.25% 1/15/2034 (j)	15,000	15,233
Alpha Generation LLC 6.75% 10/15/2032 (j)	75,000	77,926
Calpine LLC 5.125% 3/15/2028 (j)	109,000	108,960
Southern Power Co 4.25% 10/1/2030	1,346,000	1,352,670
Sunnova Energy Corp 5.875% (e)(f)(j)	35,000	87
		2,997,445
Multi-Utilities - 1.6%
Dominion Energy Inc 1.45% 4/15/2026	390,000	388,814
Dominion Energy Inc 5% 6/15/2030	1,230,000	1,268,058
DTE Energy Co 4.875% 6/1/2028	450,000	458,666
DTE Energy Co 4.95% 7/1/2027	105,000	106,251
DTE Energy Co 5.2% 4/1/2030	1,309,000	1,361,104
NiSource Inc 2.95% 9/1/2029	477,000	460,609
NiSource Inc 5.25% 3/30/2028	440,000	451,153
Public Service Enterprise Group Inc 4.9% 3/15/2030	1,141,000	1,174,731
Sempra 3.4% 2/1/2028	196,000	193,859
Sempra 6.375% 4/1/2056 (c)	75,000	76,793
		5,940,038
TOTAL UTILITIES		20,209,432
TOTAL UNITED STATES		194,175,442
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (j)	27,000	28,772
First Quantum Minerals Ltd 8.625% 6/1/2031 (j)	58,000	60,802

TOTAL ZAMBIA		89,574
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $264,871,719)		267,778,074

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (h)	224	22,400
Strategy Inc Series A, 10%	296	29,206

TOTAL UNITED STATES		51,606
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $50,450)		51,606

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (c)(j)(k)	110,000	112,163
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(k)	23,000	24,793
UNITED STATES - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (c)(k)	101,000	106,846
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (c)(d)(k)	110,000	110,248
Sunoco LP 7.875% (c)(j)(k)	141,000	150,792
TOTAL ENERGY		367,886
Financials - 0.4%
Banks - 0.2%
Bank of America Corp 6.25% (c)(k)	100,000	103,486
Citigroup Inc 6.5% (c)(k)	90,000	91,631
Citigroup Inc 6.625% (c)(k)	89,000	93,326
Citigroup Inc 6.875% (c)(k)	109,000	112,042
Citigroup Inc 6.95% (c)(k)	75,000	77,311
Citigroup Inc 7.125% (c)(k)	35,000	36,274
JPMorgan Chase & Co 6.5% (c)(k)	85,000	89,942
Wells Fargo & Co 7.625% (c)(k)	74,000	80,161
		684,173
Capital Markets - 0.1%
Bank of New York Mellon Corp/The 5.625% (c)(k)	95,000	94,981
Goldman Sachs Group Inc/The 6.125% (c)(k)	10,000	10,492
Goldman Sachs Group Inc/The 6.85% (c)(k)	115,000	120,840
		226,313
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(k)	200,000	199,785
Ally Financial Inc 4.7% (c)(k)	112,000	106,038
		305,823
TOTAL FINANCIALS		1,216,309
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(k)	128,000	128,027
TOTAL UNITED STATES		1,712,222
TOTAL PREFERRED SECURITIES (Cost $1,800,072)		1,849,178

U.S. Government Agency - Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	13,722	13,985
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	6,995	7,128
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	18,597	18,952
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	124,231	124,821
TOTAL UNITED STATES		164,886
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $173,662)		164,886

U.S. Treasury Obligations - 14.5%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.44 to 3.65	1,140,000	1,139,599
US Treasury Notes 3.5% 11/15/2028	3.49	15,854,800	15,900,011
US Treasury Notes 3.5% 2/15/2029	3.39	13,120,800	13,161,803
US Treasury Notes 3.625% 10/31/2030	3.71	718,400	721,935
US Treasury Notes 3.75% 1/31/2031	3.80	1,431,200	1,445,736
US Treasury Notes 4% 3/31/2030	3.72 to 3.78	3,885,000	3,962,700
US Treasury Notes 4.125% 3/31/2029 (o)	3.40 to 4.57	12,481,800	12,744,113
US Treasury Notes 4.25% 1/31/2030	4.02 to 4.40	5,231,400	5,381,803
TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,126,744)			54,457,700

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $5,460,786)	3.70	5,459,694	5,460,786

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $376,146,392)	379,290,949
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(805,615)
NET ASSETS - 100.0%	378,485,334

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	25	6/2026	5,230,859	4,781
CBOT 5Y US Treasury Notes Contracts (United States)	315	6/2026	34,686,914	183,668

TOTAL FUTURES CONTRACTS				188,449
The notional amount of long futures as a percentage of Net Assets is 10.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Zero coupon bond which is issued at a discount.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,998,536 or 32.8% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,828 or 0.0% of net assets.

(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $423,721.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,171,670	38,491,874	36,202,831	54,980	73	-	5,460,786	5,459,694	0.0%
Total	3,171,670	38,491,874	36,202,831	54,980	73	-	5,460,786

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	31,517,486	-	31,517,486	-

Bank Loan Obligations
Communication Services	429,237	-	429,237	-
Consumer Discretionary	872,374	-	870,287	2,087
Consumer Staples	110,560	-	74,064	36,496
Energy	120,550	-	118,500	2,050
Financials	541,484	-	541,484	-
Health Care	384,810	-	384,810	-
Industrials	422,407	-	367,606	54,801
Information Technology	760,509	-	760,509	-
Materials	883,146	-	883,146	-
Utilities	78,644	-	78,644	-

Collateralized Mortgage Obligations	1,646,580	-	1,646,580	-

Commercial Mortgage Securities	7,420,380	-	7,420,380	-

Common Stocks
Communication Services	3,253	-	-	3,253

Convertible Corporate Bonds
Communication Services	127,283	-	127,283	-
Financials	199,595	-	199,595	-
Information Technology	313,236	-	313,236	-

Convertible Preferred Stocks
Consumer Discretionary	36,587	-	36,587	-
Financials	30,311	-	30,311	-
Information Technology	42,659	-	42,659	-

Foreign Government and Government Agency Obligations	3,587,628	-	3,587,628	-

Non-Convertible Corporate Bonds
Communication Services	12,975,885	-	12,975,885	-
Consumer Discretionary	16,556,118	-	16,556,118	-
Consumer Staples	11,800,906	-	11,800,906	-
Energy	23,887,553	-	23,887,553	-
Financials	129,516,262	-	129,516,262	-
Health Care	9,291,097	-	9,291,097	-
Industrials	15,044,928	-	15,044,928	-
Information Technology	9,203,134	-	9,203,134	-
Materials	9,274,022	-	9,274,022	-
Real Estate	7,473,082	-	7,473,082	-
Utilities	22,755,087	-	22,755,000	87

Non-Convertible Preferred Stocks
Information Technology	51,606	51,606	-	-

Preferred Securities
Energy	367,886	-	367,886	-
Financials	1,353,265	-	1,353,265	-
Industrials	128,027	-	128,027	-

U.S. Government Agency - Mortgage Securities	164,886	-	164,886	-

U.S. Treasury Obligations	54,457,700	-	54,457,700	-

Money Market Funds	5,460,786	5,460,786	-	-
Total Investments in Securities:	379,290,949	5,512,392	373,679,783	98,774
Derivative Instruments:

Assets
Futures Contracts	188,449	188,449	-	-
Total Assets	188,449	188,449	-	-
Total Derivative Instruments:	188,449	188,449	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	188,449	-
Total Interest Rate Risk	188,449	-
Total Value of Derivatives	188,449	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Limited Term Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $370,685,606)	$373,830,163
Fidelity Central Funds (cost $5,460,786)	5,460,786

Total Investment in Securities (cost $376,146,392)		$379,290,949
Cash		40,144
Foreign currency held at value (cost $2)		3
Receivable for investments sold		12,394,575
Receivable for fund shares sold		7,620,478
Interest receivable		4,328,312
Distributions receivable from Fidelity Central Funds		10,610
Receivable for daily variation margin on futures contracts		87,576
Other receivables		374
Total assets		403,773,021
Liabilities
Payable for investments purchased
Regular delivery	$23,646,753
Delayed delivery	360,836
Distributions payable	1,204,500
Accrued management fee	75,598
Total liabilities		25,287,687
Net Assets		$378,485,334
Net Assets consist of:
Paid in capital		$382,348,888
Total accumulated earnings (loss)		(3,863,554)
Net Assets		$378,485,334
Net Asset Value, offering price and redemption price per share ($378,485,334 ÷ 7,450,000 shares)		$50.80
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$34,576
Interest		7,159,458
Income from Fidelity Central Funds		54,980
Total income		7,249,014
Expenses
Management fee	$392,107
Independent trustees' fees and expenses	308
Total expenses before reductions	392,415
Expense reductions	(1,545)
Total expenses after reductions		390,870
Net Investment income (loss)		6,858,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	353,575
Fidelity Central Funds	73
Futures contracts	90,660
Total net realized gain (loss)		444,308
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	986,275
Futures contracts	67,372
Total change in net unrealized appreciation (depreciation)		1,053,647
Net gain (loss)		1,497,955
Net increase (decrease) in net assets resulting from operations		$8,356,099
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,858,144	$9,094,742
Net realized gain (loss)	444,308	(124,869)
Change in net unrealized appreciation (depreciation)	1,053,647	2,843,414
Net increase (decrease) in net assets resulting from operations	8,356,099	11,813,287
Distributions to shareholders	(6,758,150)	(9,068,000)

Share transactions
Proceeds from sales of shares	116,607,541	112,676,289
Cost of shares redeemed	-	(4,987,046)

Net increase (decrease) in net assets resulting from share transactions	116,607,541	107,689,243
Total increase (decrease) in net assets	118,205,490	110,434,530

Net Assets
Beginning of period	260,279,844	149,845,314
End of period	$378,485,334	$260,279,844

Other Information
Shares
Sold	2,300,000	2,250,000
Redeemed	-	(100,000)
Net increase (decrease)	2,300,000	2,150,000

Financial Highlights
Fidelity® Limited Term Bond ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.54	$49.95	$48.15	$48.55	$52.44	$52.52
Income from Investment Operations
Net investment income (loss) A,B	1.109	2.209	1.881	1.315	.539	.470
Net realized and unrealized gain (loss)	.215	.546	1.831	(.351)	(3.868)	(.044)
Total from investment operations	1.324	2.755	3.712	.964	(3.329)	.426
Distributions from net investment income	(1.064)	(2.165)	(1.912)	(1.364)	(.561)	(.486) C
Distributions from net realized gain	-	-	-	-	-	(.020) C
Total distributions	(1.064)	(2.165)	(1.912)	(1.364)	(.561)	(.506)
Net asset value, end of period	$50.80	$50.54	$49.95	$48.15	$48.55	$52.44
Total Return D,E,F	2.64%	5.65%	7.88%	2.02%	(6.38)%	.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.32%	.36%	.36%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.32%	.36%	.36%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.32%	.36%	.36%
Net investment income (loss)	4.42% I	4.43%	3.85%	2.73%	1.07%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$378,485	$260,280	$149,845	$175,732	$240,324	$283,197
Portfolio turnover rate J,K	66 % I	54%	60%	59%	38%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Low Duration Bond ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 20.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (b)(c)(d)	1,139,000	1,140,469
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (b)(c)(d)	1,500,000	1,500,203
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (b)(c)(d)	558,000	558,465
TOTAL BAILIWICK OF JERSEY		3,199,137
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	403,095	407,332
GRAND CAYMAN (UK OVERSEAS TER) - 2.9%
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8076% 1/20/2036 (b)(c)(d)	940,000	940,945
Benefit Street Partners Clo Xxv Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2035 (b)(c)(d)	641,000	641,124
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (b)(c)(d)	910,000	910,840
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9456% 8/20/2034 (b)(c)(d)	566,000	567,063
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (b)(c)(d)	853,000	852,318
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (b)(c)(d)	1,538,000	1,540,828
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (b)(c)(d)	760,000	760,968
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(d)	845,000	845,612
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (b)(c)(d)	892,000	892,541
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (b)(c)(d)	790,000	790,681
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (b)(c)(d)	787,000	788,582
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(d)	1,016,527	1,017,148
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(d)	171,287	171,287
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (b)(c)(d)	500,000	500,048
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (b)(c)(d)	696,000	697,259
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		11,917,244
UNITED STATES - 16.8%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	69,785	69,876
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	686,852	687,638
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	14,494	14,499
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	1,120,000	1,120,675
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	41,084	41,350
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	615,000	616,511
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	87,788	87,959
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	1,200,000	1,201,325
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	905,000	906,198
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	765,629	768,016
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	1,260,000	1,270,386
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	159,213	159,464
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	180,363	180,524
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	1,160,000	1,160,899
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	16,965	16,967
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	83,705	83,799
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	155,031	155,234
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	375,021	376,145
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	905,992	907,896
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	910,000	911,041
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	4,012	4,017
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	365,000	365,052
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	524,867	525,779
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	31,994	32,001
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	73,875	73,933
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	788,378	788,696
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	111,941	112,245
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	232,842	233,194
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,140,000	1,147,415
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	152,527	152,872
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	100,000	99,989
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	219,648	220,390
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	615,000	618,128
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	247,260	248,202
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	101,201	101,564
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,170,000	1,179,320
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	240,000	240,335
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	193,529	193,794
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	1,069,883	1,074,069
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	217,482	218,136
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	568,988	570,834
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	599,688	602,035
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	1,140,000	1,145,821
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	33,613	33,696
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	296,829	297,230
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	559,108	559,884
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	825,000	825,164
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	16,804	16,847
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	428,982	430,077
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	720,000	721,134
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (b)(c)(d)	981,000	982,640
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (b)(c)(d)	1,100,000	1,099,450
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	428,088	428,855
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	343,551	344,340
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	232,497	232,882
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	686,417	688,057
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	15,388	15,400
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	635,723	636,865
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/2027	2,263	2,265
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	153,889	154,004
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	599,054	600,134
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	977,496	979,268
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,100,000	1,104,727
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8082% 6/15/2028 (b)(c)(d)	1,111,000	1,113,375
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	940,000	945,559
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2582% 3/15/2029 (b)(c)(d)	705,000	706,904
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	737,987	739,633
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	57,420	57,655
Greensky Home Improvement Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	779,240	780,755
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	750,288	751,847
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	549,183	550,226
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	742,257	744,944
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	800,000	805,645
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	227,009	227,280
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	531,007	532,569
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.0882% 8/16/2027 (c)(d)	202,374	202,448
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2036 (b)(c)(d)	1,419,000	1,419,948
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	465,000	467,225
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	71,885	72,037
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	778,619	781,635
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	428,438	430,424
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	37,710	37,766
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	14,151	14,161
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	657,455	660,416
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	145,687	145,952
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	123,427	123,691
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	770	770
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	351,802	352,868
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	85,642	86,397
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 0.82% 1/15/2033 (b)(c)(d)	1,210,000	1,209,994
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	47,811	47,925
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	178,319	179,135
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	515,000	515,586
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	371,133	371,559
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	795,000	795,112
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	864,274	865,942
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	253,016	253,297
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	30,147	30,164
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	438,201	439,228
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	936,157	937,297
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	1,240,000	1,240,867
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	1,140,000	1,143,711
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	173,047	173,534
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	749,000	750,789
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	780,545	781,985
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	23,200	23,198
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	184,521	184,885
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	758,435	760,289
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	1,230,000	1,230,550
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	1,071,155	1,072,508
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	274,223	274,770
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	1,150,000	1,150,670
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	620,767	622,051
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	920,000	927,271
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	980,000	980,849
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	360,389	361,244
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	184,796	184,963
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	660,000	663,364
Wheels Fleet Lease Funding LLC Series 2024-1A Class A2, 4.4941% 2/18/2039 (b)(c)	576,246	578,189
Wheels Fleet Lease Funding LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.6641% 6/21/2039 (b)(c)(d)	323,842	325,757
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	1,008,937	1,013,580
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	807,796	809,373
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	1,090,994	1,092,555
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	333,103	333,494
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	1,294,820	1,301,057
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	860,000	861,926
TOTAL UNITED STATES		68,077,940
TOTAL ASSET-BACKED SECURITIES (Cost $83,454,888)		83,601,653

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	73,945	73,268
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	116,805	115,012
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(c)	74,482	72,195
TOTAL UNITED STATES		260,475
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $257,420)		260,475

Commercial Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(d)	820,000	824,114
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	34,675	34,471
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	69,125	68,876
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(d)	242,434	242,434
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (b)(c)(d)	211,000	211,066
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (b)(c)(d)	828,292	828,551
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(d)	530,386	531,049
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (b)(c)	327,312	327,517
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(d)	218,191	218,123
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (b)(c)(d)	41,658	41,658
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(d)	82,333	82,359
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(d)	425,000	425,267
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(d)	337,231	337,336
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(d)	920,383	919,232
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(d)	248,546	248,546
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	5,446	5,431
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	22,649	22,535
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	15,270	15,205
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	46,246	45,951
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(d)	520,000	520,650
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(d)	465,000	465,145
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	238,975	237,760
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	27,729	27,588
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	10,857	10,819
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	576,914	573,518
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	78,207	77,690
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(d)	590,000	590,000
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(d)	445,000	445,557
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	39,211	39,016
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	7,443	7,385
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	128,299	127,680
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	10,276	10,243
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	20,394	20,316
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (b)(c)(d)	388,000	387,495
TOTAL UNITED STATES		8,970,583
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,934,410)		8,970,583

Non-Convertible Corporate Bonds - 50.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.0%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.13% 11/27/2026 (b)(c)(d)	1,200,000	1,202,065
Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC 1.625% 4/27/2026 (b)	1,100,000	1,095,762
Glencore Funding LLC 5.338% 4/4/2027 (b)	600,000	608,666
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.4308% 10/1/2026 (b)(c)(d)	1,240,000	1,242,512
TOTAL MATERIALS		2,946,940
TOTAL AUSTRALIA		4,149,005
CANADA - 5.2%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 3.85% 6/1/2027	545,000	544,928
Enbridge Inc 1.6% 10/4/2026	850,000	838,338
Enbridge Inc 5.25% 4/5/2027	830,000	841,083
TOTAL ENERGY		2,224,349
Financials - 4.7%
Banks - 4.7%
Bank of Montreal 4.1% 12/15/2027 (c)	1,200,000	1,201,036
Bank of Montreal 4.4375% 9/22/2028 (c)	1,200,000	1,202,190
Bank of Montreal 4.567% 9/10/2027 (c)	1,030,000	1,033,598
Bank of Nova Scotia/The 2.7% 8/3/2026	1,100,000	1,094,511
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.2845% 3/2/2026 (c)(d)	30,000	30,000
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4498% 9/15/2028 (c)(d)	1,210,000	1,211,776
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (c)	600,000	604,197
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.5123% 9/8/2028 (c)(d)	1,160,000	1,163,026
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.298% 1/27/2027 (b)(c)(d)	1,100,000	1,103,190
National Bank of Canada 4.166% 1/20/2029 (c)	1,100,000	1,103,962
National Bank of Canada 4.95% 2/1/2028 (c)	1,175,000	1,185,393
National Bank of Canada 5.6% 7/2/2027 (c)	600,000	603,185
Royal Bank of Canada 4.51% 10/18/2027 (c)	1,100,000	1,105,151
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,560,000	1,566,856
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 4.238% 4/27/2026 (c)(d)	1,100,000	1,100,574
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3865% 10/18/2027 (c)(d)	1,100,000	1,103,062
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.3695% 11/3/2028 (c)(d)	800,000	801,137
Toronto Dominion Bank 4.568% 12/17/2026	1,500,000	1,508,432
TOTAL FINANCIALS		18,721,276
TOTAL CANADA		20,945,625
DENMARK - 0.4%
Financials - 0.4%
Banks - 0.4%
Danske Bank A/S 1.549% 9/10/2027 (b)(c)	835,000	825,041
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	990,000	993,660

TOTAL DENMARK		1,818,701
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3895% 3/17/2028 (b)(c)(d)	1,100,000	1,105,428
FRANCE - 1.1%
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	1,100,000	1,086,334
Credit Agricole SA 5.589% 7/5/2026 (b)	1,000,000	1,005,572
Societe Generale SA 1.792% 6/9/2027 (b)(c)	1,000,000	993,811
Societe Generale SA 2.797% 1/19/2028 (b)(c)	400,000	395,688
Societe Generale SA 5.519% 1/19/2028 (b)(c)	790,000	799,792

TOTAL FRANCE		4,281,197
GERMANY - 2.5%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.4711% 8/13/2026 (b)(c)(d)	1,170,000	1,173,218
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.297% 7/31/2026 (b)(c)(d)	1,500,000	1,502,637
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4608% 4/1/2027 (b)(c)(d)	795,000	798,483
Volkswagen Group of America Finance LLC 5.3% 3/22/2027 (b)	390,000	395,398
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 4.5175% 3/20/2026 (b)(c)(d)	1,530,000	1,530,512
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 4.7322% 8/14/2026 (b)(c)(d)	1,136,000	1,139,760
TOTAL CONSUMER DISCRETIONARY		6,540,008
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,170,000	1,155,788
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	1,200,000	1,184,960
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	1,224,000	1,237,840
TOTAL FINANCIALS		3,578,588
TOTAL GERMANY		10,118,596
IRELAND - 1.0%
Financials - 0.6%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	1,161,000	1,147,203
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,325,000	1,312,177
TOTAL FINANCIALS		2,459,380
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	400,000	396,337
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	1,100,000	1,099,853
TOTAL INDUSTRIALS		1,496,190
TOTAL IRELAND		3,955,570
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	1,190,000	1,179,029
JAPAN - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,814
Financials - 1.4%
Banks - 1.4%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	1,200,000	1,188,942
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	1,200,000	1,192,878
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	660,000	654,566
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,200,000	1,184,459
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,200,000	1,194,605
TOTAL FINANCIALS		5,415,450
TOTAL JAPAN		5,617,264
NETHERLANDS - 2.4%
Financials - 2.2%
Banks - 2.2%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	800,000	810,003
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4683% 9/18/2027 (b)(c)(d)	1,100,000	1,108,466
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	980,000	965,143
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)	1,000,000	1,009,664
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,000,000	1,002,171
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.076% 1/14/2028 (c)(d)	1,000,000	1,000,916
ING Groep NV 4.017% 3/28/2028 (c)	1,000,000	1,000,729
ING Groep NV 6.083% 9/11/2027 (c)	1,100,000	1,111,909
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.2563% 9/11/2027 (c)(d)	1,100,000	1,106,754
TOTAL FINANCIALS		9,115,755
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	800,000	799,382
TOTAL NETHERLANDS		9,915,137
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	360,000	357,914
SWEDEN - 0.6%
Financials - 0.6%
Banks - 0.6%
Svenska Handelsbanken AB 1.418% 6/11/2027 (b)(c)	1,180,000	1,171,754
Swedbank AB 6.136% 9/12/2026 (b)	1,100,000	1,113,060

TOTAL SWEDEN		2,284,814
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,305,000	1,290,390
UBS Group AG 4.703% 8/5/2027 (b)(c)	600,000	601,578

TOTAL SWITZERLAND		1,891,968
UNITED KINGDOM - 4.3%
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 3.215% 9/6/2026	1,266,000	1,261,365
Financials - 3.7%
Banks - 3.7%
Barclays PLC 2.279% 11/24/2027 (c)	1,260,000	1,243,091
Barclays PLC 5.829% 5/9/2027 (c)	1,450,000	1,454,670
Barclays PLC U.S. SOFR Index + 1.88%, 5.5698% 9/13/2027 (c)(d)	1,145,000	1,153,416
HSBC Holdings PLC 2.251% 11/22/2027 (c)	1,515,000	1,497,496
HSBC Holdings PLC 4.041% 3/13/2028 (c)	600,000	600,304
HSBC Holdings PLC 5.887% 8/14/2027 (c)	1,450,000	1,462,329
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	915,000	910,632
Lloyds Banking Group PLC 3.75% 3/18/2028 (c)	400,000	399,059
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	1,120,000	1,133,803
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.2259% 8/7/2027 (c)(d)	1,100,000	1,105,846
NatWest Group PLC 1.642% 6/14/2027 (c)	1,502,000	1,491,878
NatWest Group PLC 5.583% 3/1/2028 (c)	360,000	365,716
NatWest Group PLC 5.847% 3/2/2027 (c)	1,440,000	1,440,000
Standard Chartered PLC 6.75% 2/8/2028 (b)(c)	790,000	809,366
TOTAL FINANCIALS		15,067,606
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1929% 3/12/2027 (c)(d)	1,250,000	1,253,812
TOTAL UNITED KINGDOM		17,582,783
UNITED STATES - 29.4%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.625% 4/15/2026	1,160,000	1,157,884
Consumer Discretionary - 2.8%
Automobiles - 1.6%
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.3375% 5/20/2026 (c)(d)	900,000	901,175
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.5353% 7/9/2027 (c)(d)	1,100,000	1,106,294
Ford Motor Co 4.346% 12/8/2026	906,000	905,771
General Motors Financial Co Inc 1.5% 6/10/2026	600,000	595,919
General Motors Financial Co Inc 5% 7/15/2027	400,000	405,133
General Motors Financial Co Inc 5.25% 3/1/2026	1,100,000	1,100,001
Hyundai Capital America 5.45% 6/24/2026 (b)	661,000	663,707
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.8075% 6/23/2027 (b)(c)(d)	950,000	956,824
		6,634,824
Leisure Products - 0.3%
Mattel Inc 5.875% 12/15/2027 (b)	1,280,000	1,280,292
Specialty Retail - 0.9%
AutoZone Inc 5.05% 7/15/2026	800,000	802,950
O'Reilly Automotive Inc 3.6% 9/1/2027	900,000	895,630
O'Reilly Automotive Inc 5.75% 11/20/2026	1,145,000	1,158,460
Ross Stores Inc 0.875% 4/15/2026	760,000	757,173
		3,614,213
TOTAL CONSUMER DISCRETIONARY		11,529,329
Consumer Staples - 1.2%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2522% 11/15/2026 (c)(d)	1,272,000	1,273,456
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.45% 3/1/2027 (b)	1,004,000	1,012,210
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0986% 4/28/2027 (c)(d)	1,039,000	1,041,991
		2,054,201
Food Products - 0.0%
Campbell's Company/The 5.3% 3/20/2026	3,000	3,001
Tobacco - 0.4%
Altria Group Inc 2.625% 9/16/2026	770,000	764,381
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.328% 10/27/2028 (c)(d)	788,000	789,249
		1,553,630
TOTAL CONSUMER STAPLES		4,884,288
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.0302% 2/26/2027 (c)(d)	1,066,000	1,068,357
EQT Corp 3.125% 5/15/2026 (b)	499,000	497,516
Williams Cos Inc/The 5.4% 3/2/2026	1,100,000	1,100,000
TOTAL ENERGY		2,665,873
Financials - 18.0%
Banks - 9.6%
Bank of America Corp 1.734% 7/22/2027 (c)	1,275,000	1,263,554
Bank of America Corp 3.559% 4/23/2027 (c)	1,160,000	1,159,158
Bank of America Corp 3.705% 4/24/2028 (c)	1,000,000	996,806
Bank of America Corp 3.824% 1/20/2028 (c)	1,150,000	1,148,547
Bank of America Corp 5.933% 9/15/2027 (c)	1,430,000	1,445,366
Citibank NA U.S. SOFR Index + 0.708%, 4.375% 8/6/2026 (c)(d)	750,000	751,077
Citibank NA U.S. SOFR Index + 0.781%, 4.451% 5/29/2027 (c)(d)	1,130,000	1,137,334
Citigroup Inc 1.462% 6/9/2027 (c)	600,000	595,768
Citigroup Inc 3.887% 1/10/2028 (c)	600,000	599,167
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.8127% 5/7/2028 (c)(d)	1,220,000	1,227,003
Fifth Third Bancorp 1.707% 11/1/2027 (c)	1,000,000	985,132
Fifth Third Bank OH 4.967% 1/28/2028 (c)	600,000	605,131
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3853% 4/12/2028 (c)(d)	972,000	973,160
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	1,219,000	1,214,767
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	1,000,000	989,900
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	400,000	401,364
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	1,160,000	1,170,361
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	1,575,000	1,596,570
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	900,000	903,228
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3512% 10/15/2027 (c)(d)	1,200,000	1,202,424
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4373% 7/6/2028 (c)(d)	1,140,000	1,142,690
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4522% 11/17/2028 (c)(d)	1,200,000	1,203,012
PNC Bank NA U.S. SOFR Index + 0.73%, 4.3963% 7/21/2028 (c)(d)	849,000	850,554
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,270,000	1,275,442
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	445,000	452,369
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2876% 1/26/2029 (c)(d)	993,000	992,643
Truist Bank U.S. SOFR Index + 0.66%, 4.328% 1/27/2029 (c)(d)	1,000,000	999,660
Truist Bank U.S. SOFR Index + 0.77%, 4.4376% 7/24/2028 (c)(d)	1,100,000	1,102,112
Truist Financial Corp 1.267% 3/2/2027 (c)	970,000	970,000
Truist Financial Corp 6.047% 6/8/2027 (c)	1,455,000	1,462,270
US Bancorp 6.787% 10/26/2027 (c)	1,300,000	1,324,356
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.5822% 5/15/2028 (c)(d)	1,500,000	1,507,805
Wells Fargo & Co 3.196% 6/17/2027 (c)	1,651,000	1,646,923
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,360,000	1,352,971
Wells Fargo & Co 4.9% 1/24/2028 (c)	1,100,000	1,108,676
Wells Fargo & Co 5.707% 4/22/2028 (c)	900,000	916,478
		38,673,778
Capital Markets - 4.9%
Athene Global Funding 2.95% 11/12/2026 (b)	970,000	962,273
Athene Global Funding 4.86% 8/27/2026 (b)	1,036,000	1,039,753
Athene Global Funding 4.95% 1/7/2027 (b)	1,200,000	1,208,592
Athene Global Funding 5.62% 5/8/2026 (b)	1,120,000	1,122,858
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	1,310,000	1,312,115
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3894% 6/9/2028 (c)(d)	1,325,000	1,329,045
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4963% 7/21/2028 (c)(d)	600,000	603,107
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.3765% 4/20/2027 (c)(d)	1,500,000	1,500,891
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3998% 9/15/2027 (b)(c)(d)	681,000	681,272
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	1,200,000	1,199,267
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	1,400,000	1,381,155
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	1,400,000	1,400,581
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	930,000	930,800
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9569% 4/23/2028 (c)(d)	807,000	813,112
Morgan Stanley 1.512% 7/20/2027 (c)	1,240,000	1,228,492
Morgan Stanley 4.21% 4/20/2028 (c)	400,000	400,766
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.5895% 9/2/2027 (b)(c)(d)	1,145,000	1,151,607
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.127% 11/25/2026 (c)(d)	711,000	712,190
State Street Corp U.S. SOFR Index + 0.95%, 4.6176% 4/24/2028 (c)(d)	507,000	509,692
		19,487,568
Consumer Finance - 1.8%
American Express Co 4.009% 2/9/2029 (c)	1,200,000	1,203,580
American Express Co 5.389% 7/28/2027 (c)	1,100,000	1,105,895
American Express Co 5.645% 4/23/2027 (c)	1,100,000	1,102,433
American Express Co U.S. SOFR Averages Index + 0.97%, 4.6386% 7/28/2027 (c)(d)	1,500,000	1,503,863
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.1153% 4/10/2026 (c)(d)	1,100,000	1,100,307
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 4.5635% 5/18/2026 (c)(d)	25,000	25,043
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.1% 6/9/2027 (c)(d)	1,400,000	1,402,282
		7,443,403
Financial Services - 0.2%
CNH Industrial Capital LLC 4.5% 10/8/2027	896,000	902,379
Insurance - 1.5%
Brown & Brown Inc 4.6% 12/23/2026	354,000	355,732
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,000,000	984,233
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,041,000	1,048,484
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	760,000	758,607
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,276,000	1,285,296
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.636% 1/14/2028 (b)(c)(d)	1,000,000	1,002,321
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 4.3393% 6/4/2026 (b)(c)(d)	25,000	25,023
Reinsurance Group of America Inc 3.95% 9/15/2026	805,000	804,635
		6,264,331
TOTAL FINANCIALS		72,771,459
Health Care - 1.3%
Biotechnology - 0.5%
AbbVie Inc 3.775% 3/3/2028	1,000,000	1,001,324
Gilead Sciences Inc 3.65% 3/1/2026	1,100,000	1,100,000
		2,101,324
Health Care Providers & Services - 0.4%
CVS Health Corp 2.875% 6/1/2026	1,701,000	1,696,713
Pharmaceuticals - 0.4%
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.1498% 9/15/2027 (c)(d)	1,124,000	1,129,391
Pfizer Inc U.S. SOFR Index + 0.5%, 4.1722% 11/15/2027 (c)(d)	319,000	320,122
		1,449,513
TOTAL HEALTH CARE		5,247,550
Industrials - 1.4%
Aerospace & Defense - 0.6%
Boeing Co 3.1% 5/1/2026	900,000	898,533
Boeing Co 5.04% 5/1/2027	845,000	853,885
L3Harris Technologies Inc 3.85% 12/15/2026	800,000	799,440
		2,551,858
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	700,000	694,252
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,140,000	1,139,398
Machinery - 0.3%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0656% 1/10/2028 (c)(d)	1,200,000	1,201,747
TOTAL INDUSTRIALS		5,587,255
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.2022% 11/15/2027 (c)(d)	549,000	549,991
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,195,000	1,199,167
Dell International LLC / EMC Corp 6.02% 6/15/2026	450,000	450,312
		2,199,470
Semiconductors & Semiconductor Equipment - 0.3%
Marvell Technology Inc 1.65% 4/15/2026	1,026,000	1,023,021
Software - 0.4%
VMware LLC 1.4% 8/15/2026	1,545,000	1,526,729
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	544,000	545,602
TOTAL INFORMATION TECHNOLOGY		5,294,822
Materials - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	1,215,000	1,210,460
Real Estate - 1.3%
Diversified REITs - 0.4%
Vici Properties LP / Vici Note Co Inc 3.75% 2/15/2027 (b)	600,000	597,064
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	1,150,000	1,148,223
		1,745,287
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	1,100,000	1,099,188
Specialized REITs - 0.6%
American Tower Corp 1.45% 9/15/2026	800,000	789,162
American Tower Corp 2.75% 1/15/2027	1,000,000	989,648
American Tower Corp 3.375% 10/15/2026	745,000	741,995
		2,520,805
TOTAL REAL ESTATE		5,365,280
Utilities - 0.9%
Electric Utilities - 0.6%
DTE Electric Co 4.25% 5/14/2027	201,000	202,383
Eversource Energy 4.75% 5/15/2026	750,000	751,030
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	520,000	525,897
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	671,000	675,764
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	260,000	262,822
		2,417,896
Multi-Utilities - 0.3%
Dominion Energy Inc 1.45% 4/15/2026	1,200,000	1,196,351
TOTAL UTILITIES		3,614,247
TOTAL UNITED STATES		119,328,447
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $203,757,121)		204,531,478

U.S. Treasury Obligations - 25.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 0.75% 5/31/2026	3.70	7,600,000	7,544,663
US Treasury Notes 3.375% 12/31/2027	3.51 to 3.56	8,200,000	8,195,516
US Treasury Notes 3.5% 9/30/2026	3.63 to 4.26	21,940,300	21,920,802
US Treasury Notes 3.625% 8/31/2027	3.56 to 3.66	28,667,100	28,742,127
US Treasury Notes 4.125% 1/31/2027	3.55 to 4.36	35,050,000	35,231,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $101,374,049)			101,634,108

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $8,654,731)	3.70	8,653,000	8,654,731

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $406,432,619)	407,653,028
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,371,964)
NET ASSETS - 100.0%	405,281,064

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,200,321 or 28.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,397,854	77,716,587	84,459,780	94,108	70	-	8,654,731	8,653,000	0.0%
Total	15,397,854	77,716,587	84,459,780	94,108	70	-	8,654,731

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	83,601,653	-	83,601,653	-

Collateralized Mortgage Obligations	260,475	-	260,475	-

Commercial Mortgage Securities	8,970,583	-	8,970,583	-

Non-Convertible Corporate Bonds
Communication Services	1,359,698	-	1,359,698	-
Consumer Discretionary	18,069,337	-	18,069,337	-
Consumer Staples	6,145,653	-	6,145,653	-
Energy	4,890,222	-	4,890,222	-
Financials	140,071,601	-	140,071,601	-
Health Care	6,501,362	-	6,501,362	-
Industrials	7,083,445	-	7,083,445	-
Information Technology	6,094,204	-	6,094,204	-
Materials	4,157,400	-	4,157,400	-
Real Estate	5,365,280	-	5,365,280	-
Utilities	4,793,276	-	4,793,276	-

U.S. Treasury Obligations	101,634,108	-	101,634,108	-

Money Market Funds	8,654,731	8,654,731	-	-
Total Investments in Securities:	407,653,028	8,654,731	398,998,297	-
Fidelity® Low Duration Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $397,777,888)	$398,998,297
Fidelity Central Funds (cost $8,654,731)	8,654,731

Total Investment in Securities (cost $406,432,619)		$407,653,028
Cash		606,139
Receivable for fund shares sold		1,258,525
Interest receivable		2,476,931
Distributions receivable from Fidelity Central Funds		14,082
Total assets		412,008,705
Liabilities
Payable for investments purchased	$5,392,934
Distributions payable	1,267,950
Accrued management fee	66,757
Total liabilities		6,727,641
Net Assets		$405,281,064
Net Assets consist of:
Paid in capital		$403,728,150
Total accumulated earnings (loss)		1,552,914
Net Assets		$405,281,064
Net Asset Value, offering price and redemption price per share ($405,281,064 ÷ 8,050,000 shares)		$50.35
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$8,507,404
Income from Fidelity Central Funds		94,108
Total income		8,601,512
Expenses
Management fee	$390,431
Independent trustees' fees and expenses	412
Total expenses before reductions	390,843
Expense reductions	(3,083)
Total expenses after reductions		387,760
Net Investment income (loss)		8,213,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	175,202
Fidelity Central Funds	70
Total net realized gain (loss)		175,272
Change in net unrealized appreciation (depreciation) on investment securities		(52,787)
Net gain (loss)		122,485
Net increase (decrease) in net assets resulting from operations		$8,336,237
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,213,752	$17,648,227
Net realized gain (loss)	175,272	847,368
Change in net unrealized appreciation (depreciation)	(52,787)	(89,000)
Net increase (decrease) in net assets resulting from operations	8,336,237	18,406,595
Distributions to shareholders	(9,128,550)	(17,691,750)

Share transactions
Proceeds from sales of shares	23,968,974	10,082,356
Cost of shares redeemed	-	(2,523,619)

Net increase (decrease) in net assets resulting from share transactions	23,968,974	7,558,737
Total increase (decrease) in net assets	23,176,661	8,273,582

Net Assets
Beginning of period	382,104,403	373,830,821
End of period	$405,281,064	$382,104,403

Other Information
Shares
Sold	475,000	200,000
Redeemed	-	(50,000)
Net increase (decrease)	475,000	150,000

Financial Highlights
Fidelity® Low Duration Bond ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$50.44	$50.35	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.062	2.368	1.305
Net realized and unrealized gain (loss)	.025	.096	.190
Total from investment operations	1.087	2.464	1.495
Distributions from net investment income	(1.075)	(2.354)	(1.145)
Distributions from net realized gain	(.102)	(.020)	-
Total distributions	(1.177)	(2.374)	(1.145)
Net asset value, end of period	$50.35	$50.44	$50.35
Total Return D,E,F	2.16%	5.01%	3.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I	.20%	.20% I
Expenses net of fee waivers, if any	.20 % I	.20%	.20% I
Expenses net of all reductions, if any	.20% I	.20%	.20% I
Net investment income (loss)	4.24% I	4.69%	5.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$405,281	$382,104	$373,831
Portfolio turnover rate J,K	57 % I	59%	15% I

AFor the period February 22, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Low Duration Bond Factor ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Non-Convertible Corporate Bonds - 88.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 9.0%
Financials - 8.3%
Banks - 7.0%
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 4.3462% 7/16/2027 (b)(c)(d)	6,600,000	6,636,353
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 4.3923% 12/8/2030 (b)(c)(d)	4,010,000	4,025,276
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.81%, 4.4765% 1/18/2027 (b)(c)(d)	4,900,000	4,924,990
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.85%, 4.5398% 12/16/2029 (b)(c)(d)	7,200,000	7,279,191
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.13% 11/27/2026 (b)(c)(d)	6,050,000	6,060,414
Commonwealth Bank of Australia U.S. SOFR Index + 0.64%, 4.3298% 3/14/2028 (b)(c)(d)	4,055,000	4,079,014
Commonwealth Bank of Australia U.S. SOFR Index + 0.75%, 4.4398% 3/13/2026 (b)(c)(d)	1,200,000	1,200,288
Commonwealth Bank of Australia U.S. SOFR Index + 0.78%, 4.4608% 10/1/2030 (b)(c)(d)	2,080,000	2,099,183
Commonwealth Bank of Australia U.S. SOFR Index + 0.81%, 4.4998% 3/14/2030 (b)(c)(d)	10,350,000	10,458,537
Commonwealth Bank of Australia U.S. SOFR Index + 0.97%, 4.6598% 3/14/2027 (b)(c)(d)	800,000	805,586
National Australia Bank Ltd U.S. SOFR Index + 0.5%, 4.2123% 3/6/2028 (b)(c)(d)	3,600,000	3,604,219
National Australia Bank Ltd U.S. SOFR Index + 0.6%, 4.268% 10/26/2027 (b)(c)(d)	400,000	401,296
National Australia Bank Ltd U.S. SOFR Index + 0.62%, 4.3163% 6/11/2027 (b)(c)(d)	5,368,000	5,392,233
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.3153% 1/12/2027 (b)(c)(d)	850,000	854,094
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.3398% 6/13/2028 (b)(c)(d)	11,364,000	11,419,120
National Australia Bank Ltd U.S. SOFR Index + 0.68%, 4.3454% 1/13/2031 (b)(c)(d)	6,400,000	6,426,055
National Australia Bank Ltd U.S. SOFR Index + 0.79%, 4.456% 1/14/2030 (b)(c)(d)	1,200,000	1,209,934
Westpac Banking Corp U.S. SOFR Index + 0.42%, 4.0862% 4/16/2026 (b)(c)	600,000	600,204
Westpac Banking Corp U.S. SOFR Index + 0.46%, 4.1265% 10/20/2026 (b)(c)	809,000	811,096
Westpac Banking Corp U.S. SOFR Index + 0.5%, 4.2123% 3/6/2028 (b)(c)(d)	7,430,000	7,464,426
Westpac Banking Corp U.S. SOFR Index + 0.81%, 4.4762% 4/16/2029 (b)(c)	6,500,000	6,551,204
Westpac Banking Corp U.S. SOFR Index + 0.82%, 4.5008% 7/1/2030 (b)(c)	2,360,000	2,381,672
		94,684,385
Capital Markets - 1.3%
Macquarie Bank Ltd U.S. SOFR Index + 0.74%, 4.4329% 6/12/2028 (b)(c)(d)	6,720,000	6,756,631
Macquarie Bank Ltd U.S. SOFR Index + 0.92%, 4.6008% 7/2/2027 (b)(c)(d)	6,575,000	6,623,261
Macquarie Bank Ltd U.S. SOFR Index + 1.2%, 4.9123% 12/7/2026 (b)(c)(d)	600,000	604,219
Macquarie Bank Ltd U.S. SOFR Index + 1.24%, 4.9298% 6/15/2026 (b)(c)(d)	900,000	902,731
Macquarie Group Ltd U.S. SOFR Index + 0.92%, 4.6075% 9/23/2027 (b)(c)(d)	3,180,000	3,186,897
		18,073,739
TOTAL FINANCIALS		112,758,124
Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.4308% 10/1/2026 (b)(c)(d)	3,225,000	3,231,534
Glencore Funding LLC U.S. SOFR Averages Index + 1.06%, 4.7399% 4/4/2027 (b)(c)(d)	2,200,000	2,209,749
Rio Tinto Finance USA PLC U.S. SOFR Averages Index + 0.84%, 4.5298% 3/14/2028 (b)(c)	3,446,000	3,471,686
TOTAL MATERIALS		8,912,969
TOTAL AUSTRALIA		121,671,093
CANADA - 8.1%
Financials - 8.1%
Banks - 8.1%
Bank of Montreal U.S. SOFR Averages Index + 0.62%, 4.3098% 9/15/2026 (b)(c)	3,030,000	3,035,959
Bank of Montreal U.S. SOFR Averages Index + 0.76%, 4.4793% 6/4/2027 (b)(c)	2,784,000	2,797,614
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 4.5799% 9/10/2027 (b)(c)	3,005,000	3,013,280
Bank of Montreal U.S. SOFR Averages Index + 1.16%, 4.8563% 12/11/2026 (b)(c)	7,263,000	7,311,131
Bank of Montreal U.S. SOFR Averages Index + 1.33%, 5.0455% 6/5/2026 (b)(c)	1,200,000	1,203,606
Bank of Montreal U.S. SOFR Index + 0.86%, 4.528% 1/27/2029 (b)(c)	3,975,000	3,984,540
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.2845% 3/2/2026 (b)(c)	5,659,000	5,659,000
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.08%, 4.7491% 8/1/2029 (b)(c)	2,000,000	2,022,240
Bank of Nova Scotia/The U.S. SOFR Index + 0.61%, 4.2998% 9/15/2026 (b)(c)	900,000	901,501
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4498% 9/15/2028 (b)(c)	225,000	225,330
Bank of Nova Scotia/The U.S. SOFR Index + 0.89%, 4.5622% 2/14/2029 (b)(c)	2,415,000	2,426,432
Bank of Nova Scotia/The U.S. SOFR Index + 1%, 4.7123% 9/8/2028 (b)(c)	8,534,000	8,576,696
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.93%, 4.6263% 9/11/2027 (b)(c)	1,183,000	1,186,598
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.72%, 4.3854% 1/13/2028 (b)(c)	2,350,000	2,354,506
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.5123% 9/8/2028 (b)(c)	4,510,000	4,521,767
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.94%, 4.6274% 6/28/2027 (b)(c)	1,800,000	1,812,906
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.03%, 4.7176% 3/30/2029 (b)(c)	4,250,000	4,279,058
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.22%, 4.9008% 10/2/2026 (b)(c)	1,800,000	1,809,656
National Bank of Canada U.S. SOFR Averages Index + 1.03%, 4.7108% 7/2/2027 (b)(c)	400,000	400,861
Royal Bank of Canada U.S. SOFR Averages Index + 0.59%, 4.2591% 11/2/2026 (b)(c)	1,222,000	1,225,786
Royal Bank of Canada U.S. SOFR Averages Index + 0.71%, 4.3763% 1/21/2027 (b)(c)	3,400,000	3,412,195
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3865% 10/18/2027 (b)(c)	4,590,000	4,602,778
Royal Bank of Canada U.S. SOFR Averages Index + 0.79%, 4.4569% 7/23/2027 (b)(c)	4,823,000	4,831,360
Royal Bank of Canada U.S. SOFR Averages Index + 0.83%, 4.4976% 1/24/2029 (b)(c)	1,530,000	1,534,605
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 4.5265% 10/18/2028 (b)(c)	8,047,000	8,073,937
Royal Bank of Canada U.S. SOFR Averages Index + 0.88%, 4.5442% 8/6/2029 (b)(c)	4,100,000	4,115,088
Royal Bank of Canada U.S. SOFR Averages Index + 0.95%, 4.6165% 1/19/2027 (b)(c)	3,300,000	3,319,933
Royal Bank of Canada U.S. SOFR Averages Index + 1.03%, 4.697% 2/4/2031 (b)(c)	550,000	552,997
Toronto Dominion Bank U.S. SOFR Index + 0.58%, 4.2454% 1/13/2028 (b)(c)	1,570,000	1,571,397
Toronto Dominion Bank U.S. SOFR Index + 0.59%, 4.2899% 9/10/2026 (b)(c)	1,100,000	1,102,242
Toronto Dominion Bank U.S. SOFR Index + 0.73%, 4.4099% 4/5/2027 (b)(c)	5,564,000	5,587,486
Toronto Dominion Bank U.S. SOFR Index + 0.82%, 4.4885% 1/31/2028 (b)(c)	7,275,000	7,313,978
Toronto Dominion Bank U.S. SOFR Index + 1.03%, 4.7195% 12/17/2029 (b)(c)	3,550,000	3,589,025
Toronto Dominion Bank U.S. SOFR Index + 1.08%, 4.7465% 7/17/2026 (b)(c)	2,578,000	2,586,570

TOTAL CANADA		110,942,058
FINLAND - 0.7%
Financials - 0.7%
Banks - 0.7%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3895% 3/17/2028 (b)(c)(d)	2,500,000	2,512,338
Nordea Bank Abp U.S. SOFR Index + 0.74%, 4.4279% 3/19/2027 (b)(c)(d)	3,500,000	3,517,483
Nordea Bank Abp U.S. SOFR Index + 0.83%, 4.5801% 8/28/2030 (b)(c)(d)	1,500,000	1,507,431
Nordea Bank Abp U.S. SOFR Index + 1.02%, 4.7199% 9/10/2029 (b)(c)(d)	1,800,000	1,825,272

TOTAL FINLAND		9,362,524
FRANCE - 2.9%
Financials - 2.9%
Banks - 2.9%
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 4.7422% 2/16/2028 (b)(c)(d)	5,400,000	5,448,069
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.23%, 4.8965% 1/22/2030 (b)(c)(d)	600,000	605,639
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.4%, 5.0654% 7/13/2026 (b)(c)(d)	800,000	803,397
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 4.6562% 10/16/2028 (b)(c)(d)	3,540,000	3,559,508
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 1.13%, 4.7969% 1/23/2027 (b)(c)(d)	1,260,000	1,268,029
BNP Paribas SA U.S. SOFR Index + 1.43%, 5.0945% 5/9/2029 (b)(c)(d)	2,551,000	2,577,840
BPCE SA U.S. SOFR Averages Index + 1.98%, 5.6465% 10/19/2027 (b)(c)(d)	900,000	907,959
Credit Agricole SA U.S. SOFR Index + 0.87%, 4.5663% 3/11/2027 (b)(c)(d)	1,500,000	1,508,010
Credit Agricole SA U.S. SOFR Index + 1.21%, 4.9063% 9/11/2028 (b)(c)(d)	7,073,000	7,122,468
Credit Agricole SA U.S. SOFR Index + 1.29%, 4.9699% 7/5/2026 (b)(c)(d)	2,000,000	2,008,046
Societe Generale SA U.S. SOFR Index + 1.096%, 4.7613% 4/12/2030 (b)(c)(d)	4,000,000	4,007,707
Societe Generale SA U.S. SOFR Index + 1.41%, 5.0754% 4/13/2029 (b)(c)(d)	2,500,000	2,517,745
Societe Generale SA U.S. SOFR Index + 1.42%, 5.0852% 5/22/2029 (b)(c)(d)	1,300,000	1,314,832
Societe Generale SA U.S. SOFR Index + 1.66%, 5.3265% 1/19/2028 (b)(c)(d)	6,225,000	6,270,215

TOTAL FRANCE		39,919,464
GERMANY - 3.2%
Consumer Discretionary - 2.5%
Automobiles - 2.5%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.4711% 8/13/2026 (b)(c)(d)	5,000,000	5,013,750
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 4.6075% 3/21/2028 (b)(c)(d)	6,120,000	6,166,206
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.297% 7/31/2026 (b)(c)(d)	3,600,000	3,606,329
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4608% 4/1/2027 (b)(c)(d)	7,744,000	7,777,927
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.85%, 4.5211% 11/15/2027 (b)(c)(d)	2,100,000	2,110,853
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.93%, 4.6127% 3/31/2028 (b)(c)(d)	1,000,000	1,004,832
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 4.5175% 3/20/2026 (b)(c)(d)	5,700,000	5,701,907
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 4.7322% 8/14/2026 (b)(c)(d)	2,991,000	3,000,900
TOTAL CONSUMER DISCRETIONARY		34,382,704
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.21%, 4.8753% 1/10/2029 (b)(c)(e)	3,800,000	3,826,687
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.219%, 4.8912% 11/16/2027 (b)(c)	900,000	902,921
Siemens Funding BV U.S. SOFR Index + 0.64%, 4.3102% 5/26/2028 (b)(c)(d)	1,315,000	1,321,310
TOTAL FINANCIALS		6,050,918
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.84%, 4.5054% 1/13/2028 (b)(c)(d)	1,575,000	1,576,721
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 4.6473% 9/25/2027 (b)(c)(d)	1,950,000	1,957,975
TOTAL INDUSTRIALS		3,534,696
TOTAL GERMANY		43,968,318
JAPAN - 3.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp U.S. SOFR Index + 1.31%, 4.9742% 7/16/2030 (b)(c)(d)	4,730,000	4,807,494
Financials - 2.9%
Banks - 2.8%
Mitsubishi UFJ Financial Group Inc U.S. SOFR Index + 1.13%, 4.8398% 9/12/2031 (b)(c)	2,000,000	2,020,584
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 0.88%, 4.5441% 1/14/2027 (b)(c)	1,370,000	1,376,085
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.05%, 4.714% 4/15/2030 (b)(c)	3,100,000	3,119,406
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.17%, 4.8414% 7/9/2029 (b)(c)	2,900,000	2,932,282
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 4.9644% 7/13/2026 (b)(c)	3,000,000	3,011,765
Sumitomo Mitsui Trust Bank Ltd 4.395% 3/5/2029 (b)(c)(d)	3,000,000	3,004,486
Sumitomo Mitsui Trust Bank Ltd 4.575% 3/5/2031 (b)(c)(d)	3,000,000	3,014,229
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.75%, 4.4628% 9/11/2028 (b)(c)(d)	5,200,000	5,219,567
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.98%, 4.6961% 9/10/2027 (b)(c)(d)	8,490,000	8,562,056
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.99%, 4.69% 3/13/2030 (b)(c)(d)	4,180,000	4,239,279
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.15%, 4.85% 9/14/2026 (b)(c)(d)	1,300,000	1,306,710
		37,806,449
Capital Markets - 0.1%
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 4.9373% 7/2/2027 (b)(c)	2,310,000	2,328,603
TOTAL FINANCIALS		40,135,052
TOTAL JAPAN		44,942,546
NETHERLANDS - 3.4%
Financials - 3.4%
Banks - 3.4%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1%, 4.7246% 12/3/2028 (b)(c)(d)	8,000,000	8,032,160
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4683% 9/18/2027 (b)(c)(d)	2,800,000	2,821,549
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.3701% 8/28/2026 (b)(c)	6,351,000	6,362,876
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 4.4255% 3/5/2027 (b)(c)	7,450,000	7,480,382
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.89%, 4.5565% 10/17/2029 (b)(c)	2,900,000	2,936,279
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.9%, 4.5799% 10/5/2026 (b)(c)	4,033,000	4,047,395
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.076% 1/14/2028 (b)(c)	3,732,000	3,735,418
ING Groep NV U.S. SOFR Averages Index + 1.01%, 4.6973% 4/1/2027 (b)(c)	200,000	200,091
ING Groep NV U.S. SOFR Averages Index + 1.01%, 4.6974% 3/25/2029 (b)(c)	8,760,000	8,818,429
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.2563% 9/11/2027 (b)(c)	2,500,000	2,515,350

TOTAL NETHERLANDS		46,949,929
NEW ZEALAND - 0.9%
Financials - 0.9%
Banks - 0.9%
ANZ New Zealand Int'l Ltd/London U.S. SOFR Index + 0.61%, 4.2765% 1/22/2029 (b)(c)(d)	1,220,000	1,219,341
ANZ New Zealand Int'l Ltd/London U.S. SOFR Index + 0.75%, 4.4165% 1/22/2031 (b)(c)(d)	4,000,000	4,010,706
ASB Bank Ltd U.S. SOFR Index + 0.9%, 4.5686% 10/29/2030 (b)(c)(d)	1,500,000	1,513,111
Bank of New Zealand U.S. SOFR Index + 0.81%, 4.478% 1/27/2027 (b)(c)(d)	350,000	351,606
Westpac New Zealand Ltd U.S. SOFR Index + 0.75%, 4.4185% 1/30/2031 (b)(c)(d)	4,550,000	4,556,936

TOTAL NEW ZEALAND		11,651,700
SPAIN - 1.2%
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA 4.55% 3/3/2029 (b)(c)	3,000,000	3,001,230
Banco Santander SA U.S. SOFR Index + 1.12%, 4.784% 7/15/2028 (b)(c)	7,190,000	7,242,217
Banco Santander SA U.S. SOFR Index + 1.38%, 5.08% 3/14/2028 (b)(c)	5,825,000	5,866,761

TOTAL SPAIN		16,110,208
SWEDEN - 1.0%
Financials - 1.0%
Banks - 1.0%
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 0.89%, 4.6055% 3/5/2027 (b)(c)(d)	1,500,000	1,511,139
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 1.06%, 4.7846% 9/3/2030 (b)(c)(d)	3,500,000	3,521,522
Svenska Handelsbanken AB U.S. SOFR Index + 0.66%, 4.33% 5/28/2027 (b)(c)(d)	1,700,000	1,704,970
Svenska Handelsbanken AB U.S. SOFR Index + 0.74%, 4.4052% 5/23/2028 (b)(c)(d)	3,500,000	3,513,961
Svenska Handelsbanken AB U.S. SOFR Index + 1.25%, 4.9398% 6/15/2026 (b)(c)(d)	500,000	501,375
Swedbank AB U.S. SOFR Averages Index + 1.38%, 5.0699% 6/15/2026 (b)(c)(d)	1,000,000	1,003,350
Swedbank AB U.S. SOFR Index + 1.03%, 4.7037% 11/20/2029 (b)(c)(d)	2,150,000	2,179,305

TOTAL SWEDEN		13,935,622
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG U.S. SOFR Index + 0.84%, 4.5275% 12/23/2029 (b)(c)(d)	5,920,000	5,925,085
UNITED KINGDOM - 6.2%
Financials - 5.9%
Banks - 5.5%
Barclays PLC U.S. SOFR Index + 0.93%, 4.5941% 5/24/2030 (b)(c)	3,000,000	3,003,281
Barclays PLC U.S. SOFR Index + 1.08%, 4.7481% 11/11/2029 (b)(c)	1,600,000	1,610,327
Barclays PLC U.S. SOFR Index + 1.49%, 5.1829% 3/12/2028 (b)(c)	5,395,000	5,444,508
Barclays PLC U.S. SOFR Index + 1.88%, 5.5698% 9/13/2027 (b)(c)	1,050,000	1,057,717
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 4.9609% 11/19/2030 (b)(c)	2,910,000	2,946,511
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 5.0438% 3/3/2031 (b)(c)	800,000	810,464
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.2333% 5/13/2031 (b)(c)	3,200,000	3,275,232
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.2372% 8/14/2027 (b)(c)	4,100,000	4,120,746
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.7227% 11/26/2028 (b)(c)	3,650,000	3,675,514
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.76% 6/13/2029 (b)(c)	3,000,000	3,020,340
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.2259% 8/7/2027 (b)(c)	2,850,000	2,865,146
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.58%, 5.2675% 1/5/2028 (b)(c)	2,515,000	2,537,645
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.7652% 5/23/2029 (b)(c)	1,500,000	1,509,645
NatWest Group PLC U.S. SOFR Index + 1.25%, 5.0137% 3/1/2028 (b)(c)	2,950,000	2,968,358
NatWest Group PLC U.S. SOFR Index + 1.3%, 4.9672% 11/15/2028 (b)(c)	2,000,000	2,021,663
NatWest Markets PLC U.S. SOFR Index + 0.76%, 4.4474% 9/29/2026 (b)(c)(d)	650,000	651,797
NatWest Markets PLC U.S. SOFR Index + 0.8%, 4.4642% 11/6/2028 (b)(c)(d)	3,750,000	3,759,600
NatWest Markets PLC U.S. SOFR Index + 0.9%, 4.5722% 5/17/2027 (b)(c)(d)	1,600,000	1,607,424
NatWest Markets PLC U.S. SOFR Index + 0.95%, 4.6375% 3/21/2028 (b)(c)(d)	6,657,000	6,703,732
NatWest Markets PLC U.S. SOFR Index + 1.14%, 4.8122% 5/17/2029 (b)(c)(d)	1,000,000	1,010,746
NatWest Markets PLC U.S. SOFR Index + 1.19%, 4.8775% 3/21/2030 (b)(c)(d)	3,495,000	3,536,726
Standard Chartered PLC U.S. SOFR Index + 0.92%, 4.5854% 1/13/2030 (b)(c)(d)	2,740,000	2,743,233
Standard Chartered PLC U.S. SOFR Index + 1.17%, 4.8422% 5/14/2028 (b)(c)(d)	4,915,000	4,953,730
Standard Chartered PLC U.S. SOFR Index + 1.68%, 5.3511% 5/13/2031 (b)(c)(d)	1,500,000	1,542,107
Standard Chartered PLC U.S. SOFR Index + 1.93%, 5.6022% 7/6/2027 (b)(c)(d)	5,235,000	5,260,926
Standard Chartered PLC U.S. SOFR Index + 2.03%, 5.6945% 2/8/2028 (b)(c)(d)	1,600,000	1,620,715
		74,257,833
Financial Services - 0.4%
Nationwide Building Society U.S. SOFR Index + 1.01%, 4.6976% 9/30/2030 (b)(c)(d)	3,000,000	3,012,462
Nationwide Building Society U.S. SOFR Index + 1.07%, 4.736% 7/14/2029 (b)(c)(d)	1,800,000	1,807,740
Nationwide Building Society U.S. SOFR Index + 1.29%, 4.9622% 2/16/2028 (b)(c)(d)	1,200,000	1,208,315
		6,028,517
TOTAL FINANCIALS		80,286,350
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1929% 3/12/2027 (b)(c)	4,000,000	4,012,200
TOTAL UNITED KINGDOM		84,298,550
UNITED STATES - 47.9%
Communication Services - 0.2%
Entertainment - 0.2%
Walt Disney Co/The U.S. SOFR Averages Index + 0.47%, 4.12% 3/14/2029 (b)(c)	3,000,000	3,000,840
Consumer Discretionary - 5.2%
Automobiles - 5.2%
American Honda Finance Corp U.S. SOFR Averages Index + 0.72%, 4.3999% 10/5/2026 (b)(c)	4,100,000	4,111,474
American Honda Finance Corp U.S. SOFR Index + 0.62%, 4.3184% 12/11/2026 (b)(c)	9,950,000	9,974,611
American Honda Finance Corp U.S. SOFR Index + 0.71%, 4.3753% 7/9/2027 (b)(c)	6,704,000	6,732,535
American Honda Finance Corp U.S. SOFR Index + 0.72%, 4.3865% 10/22/2027 (b)(c)	700,000	702,944
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.4011% 8/13/2027 (b)(c)	3,600,000	3,615,840
American Honda Finance Corp U.S. SOFR Index + 0.77%, 4.4629% 3/12/2027 (b)(c)	3,231,000	3,238,515
American Honda Finance Corp U.S. SOFR Index + 0.82%, 4.5446% 3/3/2028 (b)(c)	5,300,000	5,323,294
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.5353% 7/9/2027 (b)(c)	1,900,000	1,910,871
American Honda Finance Corp U.S. SOFR Index + 0.9%, 4.6473% 9/1/2028 (b)(c)	3,400,000	3,415,418
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.17%, 4.8499% 4/4/2028 (b)(c)	4,162,000	4,184,930
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.35%, 5.0145% 5/8/2027 (b)(c)	2,300,000	2,316,085
General Motors Financial Co Inc U.S. SOFR Index + 1.04%, 4.7102% 2/26/2027 (b)(c)	4,060,000	4,066,821
Hyundai Capital America U.S. SOFR Index + 0.92%, 4.5866% 1/7/2028 (b)(c)(d)	3,000,000	3,011,327
Hyundai Capital America U.S. SOFR Index + 1.03%, 4.7176% 9/24/2027 (b)(c)(d)	400,000	402,066
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.7276% 6/24/2027 (b)(c)(d)	5,585,000	5,621,527
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.7279% 3/19/2027 (b)(c)(d)	2,400,000	2,412,140
Hyundai Capital America U.S. SOFR Index + 1.07%, 4.7356% 1/8/2031 (b)(c)(d)	2,000,000	2,006,111
Hyundai Capital America U.S. SOFR Index + 1.3%, 4.9883% 9/18/2030 (b)(c)(d)	1,800,000	1,823,045
Hyundai Capital America U.S. SOFR Index + 1.35%, 5.0374% 3/27/2030 (b)(c)(d)	4,370,000	4,430,446
Hyundai Capital America U.S. SOFR Index + 1.5%, 5.1664% 1/8/2027 (b)(c)(d)	900,000	907,377
TOTAL CONSUMER DISCRETIONARY		70,207,377
Consumer Staples - 1.6%
Beverages - 0.7%
Keurig Dr Pepper Inc U.S. SOFR Averages Index + 0.88%, 4.5698% 3/15/2027 (b)(c)	1,323,000	1,324,972
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2522% 11/15/2026 (b)(c)	7,025,000	7,033,040
Pepsico Singapore Financing I Pte Ltd U.S. SOFR Averages Index + 0.56%, 4.2322% 2/16/2027 (b)(c)	1,050,000	1,053,703
		9,411,715
Consumer Staples Distribution & Retail - 0.4%
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0986% 4/28/2027 (b)(c)	5,450,000	5,465,690
Food Products - 0.1%
Cargill Inc U.S. SOFR Index + 0.61%, 4.2781% 2/11/2028 (b)(c)(d)	2,520,000	2,529,079
Tobacco - 0.4%
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.328% 10/27/2028 (b)(c)	2,000,000	2,003,168
Philip Morris International Inc U.S. SOFR Index + 0.83%, 4.499% 4/28/2028 (b)(c)	2,764,000	2,779,996
		4,783,164
TOTAL CONSUMER STAPLES		22,189,648
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.0302% 2/26/2027 (b)(c)	8,000,000	8,017,688
Chevron USA Inc U.S. SOFR Averages Index + 0.47%, 4.1402% 2/26/2028 (b)(c)(e)	4,162,000	4,189,390
Chevron USA Inc U.S. SOFR Index + 0.57%, 4.2411% 8/13/2028 (b)(c)	4,760,000	4,793,725
Chevron USA Inc U.S. SOFR Index + 0.82%, 4.4862% 10/15/2030 (b)(c)(e)	1,050,000	1,057,317
Shell Finance US Inc U.S. SOFR Index + 0.78%, 4.4442% 11/6/2030 (b)(c)	2,098,000	2,110,586
TOTAL ENERGY		20,168,706
Financials - 33.3%
Banks - 15.0%
Bank of America Corp CME Term SOFR 3 month Index + 1.0216%, 4.7448% 9/15/2026 (b)(c)	2,100,000	2,104,854
Bank of America Corp U.S. SOFR Index + 0.83%, 4.5002% 1/24/2029 (b)(c)	6,739,000	6,765,538
Bank of America Corp U.S. SOFR Index + 0.97%, 4.6392% 7/22/2027 (b)(c)	2,295,000	2,299,890
Bank of America Corp U.S. SOFR Index + 1.01%, 4.6802% 1/24/2031 (b)(c)	580,000	583,027
Bank of America Corp U.S. SOFR Index + 1.05%, 4.717% 2/4/2028 (b)(c)	4,950,000	4,976,758
Bank of America Corp U.S. SOFR Index + 1.11%, 4.7797% 5/9/2029 (b)(c)	5,265,000	5,308,173
Bank of America Corp U.S. SOFR Index + 1.35%, 5.0399% 9/15/2027 (b)(c)	4,551,000	4,573,963
Citibank NA U.S. SOFR Averages Index + 1.06%, 4.7793% 12/4/2026 (b)(c)	6,047,000	6,079,333
Citibank NA U.S. SOFR Index + 0.712%, 4.39% 11/19/2027 (b)(c)	13,700,000	13,734,407
Citibank NA U.S. SOFR Index + 0.781%, 4.451% 5/29/2027 (b)(c)	3,772,000	3,796,480
Citibank NA U.S. SOFR Index + 1.117%, 4.787% 5/29/2030 (b)(c)	2,150,000	2,183,123
Citigroup Inc U.S. SOFR Index + 0.77%, 4.4794% 6/9/2027 (b)(c)	2,535,000	2,536,815
Citigroup Inc U.S. SOFR Index + 0.87%, 4.5818% 3/4/2029 (b)(c)	3,134,000	3,138,037
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.8127% 5/7/2028 (b)(c)	9,304,000	9,357,399
Citigroup Inc U.S. SOFR Index + 1.28%, 4.9441% 2/24/2028 (b)(c)	3,301,000	3,322,176
Fifth Third Bank OH U.S. SOFR Index + 0.81%, 4.4786% 1/28/2028 (b)(c)	975,000	976,246
HSBC USA Inc U.S. SOFR Index + 0.96%, 4.6793% 3/4/2027 (b)(c)	5,400,000	5,432,481
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3853% 4/12/2028 (b)(c)	3,165,000	3,168,776
JPMorgan Chase & Co U.S. SOFR Index + 0.765%, 4.4525% 9/22/2027 (b)(c)(e)	1,850,000	1,853,797
JPMorgan Chase & Co U.S. SOFR Index + 0.8%, 4.4676% 1/24/2029 (b)(c)	6,812,000	6,843,315
JPMorgan Chase & Co U.S. SOFR Index + 0.86%, 4.5265% 10/22/2028 (b)(c)(e)	6,000,000	6,024,769
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 4.5515% 4/22/2027 (b)(c)(e)	4,675,000	4,679,225
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 4.5865% 4/22/2028 (b)(c)	5,882,000	5,913,149
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 4.5965% 7/22/2028 (b)(c)	3,300,000	3,317,163
JPMorgan Chase & Co U.S. SOFR Index + 1.18%, 4.8441% 2/24/2028 (b)(c)(e)	736,000	740,923
JPMorgan Chase & Co U.S. SOFR Index + 1.2%, 4.8669% 1/23/2028 (b)(c)	6,518,000	6,560,113
JPMorgan Chase Bank NA U.S. SOFR Index + 1%, 4.7123% 12/8/2026 (b)(c)	5,925,000	5,957,670
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3512% 10/15/2027 (b)(c)	4,850,000	4,859,797
Morgan Stanley Bank NA U.S. SOFR Index + 0.865%, 4.5353% 5/26/2028 (b)(c)	6,640,000	6,664,795
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 4.5653% 1/12/2029 (b)(c)	4,100,000	4,121,486
Morgan Stanley Bank NA U.S. SOFR Index + 0.94%, 4.6079% 7/14/2028 (b)(c)	7,800,000	7,841,859
Morgan Stanley Bank NA U.S. SOFR Index + 1.08%, 4.7479% 1/14/2028 (b)(c)	9,193,000	9,243,153
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 4.8359% 10/30/2026 (b)(c)	5,150,000	5,179,538
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4373% 7/6/2028 (b)(c)	5,300,000	5,312,508
Santander Holdings USA Inc U.S. SOFR Index + 1.61%, 5.2975% 3/20/2029 (b)(c)	2,000,000	2,020,084
Truist Bank U.S. SOFR Index + 0.66%, 4.328% 1/27/2029 (b)(c)	5,200,000	5,198,233
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.69%, 4.3565% 10/22/2027 (b)(c)	4,215,000	4,221,491
Wells Fargo & Co U.S. SOFR Index + 0.88%, 4.5698% 9/15/2029 (b)(c)	1,580,000	1,585,253
Wells Fargo & Co U.S. SOFR Index + 1.07%, 4.7365% 4/22/2028 (b)(c)	9,759,000	9,819,311
Wells Fargo & Co U.S. SOFR Index + 1.37%, 5.0369% 4/23/2029 (b)(c)	11,305,000	11,496,507
Wells Fargo Bank NA U.S. SOFR Index + 1.07%, 4.7663% 12/11/2026 (b)(c)	4,100,000	4,127,593
		203,919,208
Capital Markets - 6.5%
Athene Global Funding U.S. SOFR Averages Index + 0.75%, 4.4162% 7/16/2026 (b)(c)(d)	4,100,000	4,105,255
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.4966% 1/7/2027 (b)(c)(d)	4,900,000	4,906,797
Athene Global Funding U.S. SOFR Averages Index + 0.85%, 4.5145% 5/8/2026 (b)(c)(d)	3,000,000	3,002,838
Athene Global Funding U.S. SOFR Averages Index + 0.95%, 4.6623% 3/6/2028 (b)(c)(d)	4,800,000	4,800,912
Athene Global Funding U.S. SOFR Averages Index + 1%, 4.6883% 9/18/2028 (b)(c)(d)	1,250,000	1,246,625
Athene Global Funding U.S. SOFR Averages Index + 1.21%, 4.8974% 3/25/2027 (b)(c)(d)	1,550,000	1,557,130
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3894% 6/9/2028 (b)(c)	2,400,000	2,407,326
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4963% 7/21/2028 (b)(c)	3,949,000	3,969,455
Charles Schwab Corp/The U.S. SOFR Averages Index + 1.05%, 4.7746% 3/3/2027 (b)(c)	4,601,000	4,637,368
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3998% 9/15/2027 (b)(c)(d)	1,881,000	1,881,752
Goldman Sachs Bank USA U.S. SOFR Index + 0.75%, 4.4152% 5/21/2027 (b)(c)	2,550,000	2,552,812
Goldman Sachs Bank USA U.S. SOFR Index + 0.77%, 4.4583% 3/18/2027 (b)(c)	2,850,000	2,850,561
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 2.0116%, 5.6829% 10/28/2027 (b)(c)	2,726,000	2,751,847
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.71%, 4.3763% 1/21/2029 (b)(c)	4,810,000	4,810,914
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.81%, 4.5194% 3/9/2027 (b)(c)	2,442,000	2,442,122
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.82%, 4.5199% 9/10/2027 (b)(c)	4,165,000	4,172,612
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 4.5863% 10/21/2027 (b)(c)	2,800,000	2,807,392
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 4.5863% 10/21/2029 (b)(c)	5,400,000	5,416,274
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.12%, 4.7841% 2/24/2028 (b)(c)	1,398,000	1,405,382
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9569% 4/23/2028 (b)(c)	680,000	685,150
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.85%, 5.5398% 3/15/2028 (b)(c)	3,380,000	3,425,622
Morgan Stanley U.S. SOFR Index + 0.8%, 4.4682% 1/9/2030 (b)(c)	4,920,000	4,905,240
Morgan Stanley U.S. SOFR Index + 0.92%, 4.5882% 10/18/2029 (b)(c)	2,000,000	2,010,093
Morgan Stanley U.S. SOFR Index + 1.02%, 4.6879% 4/13/2028 (b)(c)	6,470,000	6,501,934
Morgan Stanley U.S. SOFR Index + 1.38%, 5.0477% 4/12/2029 (b)(c)	1,500,000	1,521,031
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.5895% 9/2/2027 (b)(c)(d)	2,000,000	2,011,540
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.127% 11/25/2026 (b)(c)	5,600,000	5,609,377
State Street Corp U.S. SOFR Index + 0.95%, 4.6176% 4/24/2028 (b)(c)	570,000	573,027
		88,968,388
Consumer Finance - 5.9%
American Express Co U.S. SOFR Averages Index + 0.65%, 4.317% 11/4/2026 (b)(c)	2,950,000	2,958,105
American Express Co U.S. SOFR Averages Index + 0.97%, 4.6386% 7/28/2027 (b)(c)	1,400,000	1,403,605
American Express Co U.S. SOFR Averages Index + 1%, 4.6722% 2/16/2028 (b)(c)	1,042,000	1,047,734
American Express Co U.S. SOFR Index + 0.75%, 4.4169% 4/23/2027 (b)(c)	1,127,000	1,127,521
American Express Co U.S. SOFR Index + 0.85%, 4.4765% 7/20/2029 (b)(c)(e)	7,730,000	7,742,368
American Express Co U.S. SOFR Index + 0.93%, 4.5976% 7/26/2028 (b)(c)	3,730,000	3,746,934
American Express Co U.S. SOFR Index + 1.02%, 4.6885% 1/30/2031 (b)(c)	730,000	733,419
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.1156% 11/5/2026 (b)(c)(e)	2,600,000	2,607,516
Ford Motor Credit Co LLC U.S. SOFR Index + 2.03%, 5.7175% 3/20/2028 (b)(c)	1,760,000	1,782,201
John Deere Capital Corp U.S. SOFR Index + 0.5%, 4.2265% 3/6/2028 (b)(c)	8,748,000	8,787,263
John Deere Capital Corp U.S. SOFR Index + 0.57%, 4.3238% 3/3/2026 (b)(c)	2,400,000	2,400,031
John Deere Capital Corp U.S. SOFR Index + 0.6%, 4.2648% 4/19/2027 (b)(c)	4,596,000	4,613,193
John Deere Capital Corp U.S. SOFR Index + 0.68%, 4.344% 7/15/2027 (b)(c)	4,467,000	4,493,065
John Deere Capital Corp U.S. SOFR Index + 0.79%, 4.5152% 6/8/2026 (b)(c)	3,800,000	3,806,780
Stellantis Financial Services US Corp U.S. SOFR Index + 1.69%, 5.3798% 9/15/2028 (b)(c)(d)	3,500,000	3,512,718
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.1153% 4/10/2026 (b)(c)	2,553,000	2,553,712
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 4.5635% 5/18/2026 (b)(c)	3,490,000	3,495,940
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.1% 6/9/2027 (b)(c)	3,000,000	3,004,890
Toyota Motor Credit Corp U.S. SOFR Index + 0.45%, 4.1153% 1/12/2028 (b)(c)	1,710,000	1,714,035
Toyota Motor Credit Corp U.S. SOFR Index + 0.45%, 4.1222% 5/15/2026 (b)(c)	4,344,000	4,347,205
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 4.3379% 3/19/2027 (b)(c)	5,215,000	5,233,490
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.3822% 5/14/2027 (b)(c)(e)	4,000,000	4,019,324
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.4345% 8/7/2026 (b)(c)	5,175,000	5,188,921
		80,319,970
Financial Services - 0.6%
Mastercard Inc U.S. SOFR Averages Index + 0.44%, 4.1298% 3/15/2028 (b)(c)	2,060,000	2,071,005
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.8%, 4.4656% 2/5/2027 (b)(c)	3,128,000	3,141,826
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.82%, 4.5098% 9/16/2027 (b)(c)	735,000	739,229
PayPal Holdings Inc U.S. SOFR Index + 0.67%, 4.3823% 3/6/2028 (b)(c)	2,300,000	2,305,575
		8,257,635
Insurance - 5.3%
Corebridge Global Funding U.S. SOFR Index + 0.75%, 4.4166% 1/7/2028 (b)(c)(d)	475,000	475,422
Corebridge Global Funding U.S. SOFR Index + 0.86%, 4.5495% 12/15/2028 (b)(c)(d)	2,000,000	1,999,007
Corebridge Global Funding U.S. SOFR Index + 1.3%, 4.9874% 9/25/2026 (b)(c)(d)	1,697,000	1,705,365
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 4.5994% 6/9/2027 (b)(c)(d)	800,000	801,671
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.636% 1/14/2028 (b)(c)(d)	2,000,000	2,004,643
Marsh & McLennan Cos Inc U.S. SOFR Averages Index + 0.7%, 4.3645% 11/8/2027 (b)(c)(e)	2,134,000	2,141,431
MassMutual Global Funding II U.S. SOFR Index + 0.74%, 4.4053% 4/9/2027 (b)(c)(d)	1,742,000	1,748,572
MassMutual Global Funding II U.S. SOFR Index + 0.77%, 4.4386% 1/29/2027 (b)(c)(d)	6,950,000	6,976,421
MassMutual Global Funding II U.S. SOFR Index + 0.98%, 4.6453% 7/10/2026 (b)(c)(d)	600,000	601,525
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.57%, 4.2353% 4/9/2026 (b)(c)(d)	1,000,000	1,000,437
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.7%, 4.3963% 6/11/2027 (b)(c)(d)	4,400,000	4,414,348
Metropolitan Life Global Funding I U.S. SOFR Index + 0.7%, 4.367% 8/25/2028 (b)(c)(d)	1,950,000	1,956,559
New York Life Global Funding U.S. SOFR Averages Index + 0.93%, 4.6108% 4/2/2026 (b)(c)(d)	2,750,000	2,751,843
New York Life Global Funding U.S. SOFR Index + 0.41%, 4.0756% 2/5/2027 (b)(c)(d)	600,000	600,896
New York Life Global Funding U.S. SOFR Index + 0.48%, 4.1894% 6/9/2026 (b)(c)(d)	1,800,000	1,801,397
New York Life Global Funding U.S. SOFR Index + 0.55%, 4.2463% 6/11/2027 (b)(c)(d)	4,222,000	4,231,655
New York Life Global Funding U.S. SOFR Index + 0.66%, 4.3276% 7/25/2028 (b)(c)(d)	2,100,000	2,107,305
New York Life Global Funding U.S. SOFR Index + 0.67%, 4.3508% 4/2/2027 (b)(c)(d)	6,900,000	6,931,050
New York Life Global Funding U.S. SOFR Index + 0.88%, 4.5476% 4/25/2028 (b)(c)(d)	3,375,000	3,401,563
Northwestern Mutual Global Funding U.S. SOFR Index + 0.66%, 4.327% 8/25/2028 (b)(c)(d)	1,150,000	1,151,716
Pacific Life Global Funding II U.S. SOFR Averages Index + 1.05%, 4.7186% 7/28/2026 (b)(c)(d)	1,400,000	1,404,528
Pacific Life Global Funding II U.S. SOFR Index + 0.48%, 4.147% 2/4/2027 (b)(c)(d)	1,000,000	1,001,287
Pacific Life Global Funding II U.S. SOFR Index + 0.58%, 4.2675% 12/20/2027 (b)(c)(d)	1,000,000	1,002,272
Pacific Life Global Funding II U.S. SOFR Index + 0.6%, 4.268% 1/27/2028 (b)(c)(d)	2,000,000	2,002,588
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 4.3393% 6/4/2026 (b)(c)(d)	5,710,000	5,715,543
Pacific Life Global Funding II U.S. SOFR Index + 0.75%, 4.4153% 7/10/2028 (b)(c)(d)(e)	5,000,000	5,016,972
Pacific Life Global Funding II U.S. SOFR Index + 0.85%, 4.5156% 2/5/2027 (b)(c)(d)	400,000	402,024
Principal Life Global Funding II U.S. SOFR Index + 0.81%, 4.4835% 8/18/2028 (b)(c)(d)	2,070,000	2,071,028
Protective Life Global Funding U.S. SOFR Index + 0.85%, 4.5463% 9/11/2028 (b)(c)(d)	4,400,000	4,408,250
		71,827,318
TOTAL FINANCIALS		453,292,519
Health Care - 2.4%
Biotechnology - 0.2%
AbbVie Inc 4.279% 3/3/2028 (c)	3,000,000	3,006,120
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories U.S. SOFR Averages Index + 0.5%, 0% 3/9/2029 (b)(c)	2,000,000	2,000,079
Health Care Providers & Services - 0.1%
HCA Inc U.S. SOFR Index + 0.87%, 4.6173% 3/1/2028 (b)(c)	2,000,000	2,009,674
Pharmaceuticals - 2.0%
Eli Lilly & Co U.S. SOFR Index + 0.53%, 4.1962% 10/15/2028 (b)(c)	5,244,000	5,275,370
Merck & Co Inc U.S. SOFR Index + 0.57%, 4.2893% 3/15/2029 (b)(c)	4,915,000	4,928,644
Novartis Capital Corp U.S. SOFR Index + 0.52%, 4.1856% 11/5/2028 (b)(c)	3,500,000	3,524,989
Pfizer Inc U.S. SOFR Index + 0.5%, 4.1722% 11/15/2027 (b)(c)	2,545,000	2,553,958
Roche Holdings Inc U.S. SOFR Index + 0.74%, 4.4111% 11/13/2026 (b)(c)(d)	3,200,000	3,215,999
Sanofi SA U.S. SOFR Index + 0.46%, 4.1295% 11/3/2027 (b)(c)	6,000,000	6,025,472
		25,524,432
TOTAL HEALTH CARE		32,540,305
Industrials - 2.0%
Machinery - 2.0%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.1922% 5/14/2027 (b)(c)	754,000	756,914
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.2446% 3/3/2028 (b)(c)	4,730,000	4,745,600
Caterpillar Financial Services Corp U.S. SOFR Index + 0.56%, 4.2322% 11/15/2027 (b)(c)	6,830,000	6,855,882
Caterpillar Financial Services Corp U.S. SOFR Index + 0.64%, 4.3122% 8/15/2028 (b)(c)	7,949,000	7,993,926
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.3562% 10/16/2026 (b)(c)	6,774,000	6,795,607
TOTAL INDUSTRIALS		27,147,929
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.2022% 11/15/2027 (b)(c)	4,382,000	4,389,907
Software - 0.5%
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (b)(c)	2,000,000	1,997,140
Oracle Corp U.S. SOFR Index + 0.76%, 4.4295% 8/3/2028 (b)(c)	3,700,000	3,660,832
		5,657,972
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co U.S. SOFR Index + 0.96%, 4.6498% 9/15/2028 (b)(c)	2,000,000	2,009,174
TOTAL INFORMATION TECHNOLOGY		12,057,053
Real Estate - 0.3%
Specialized REITs - 0.3%
Public Storage Operating Co U.S. SOFR Averages Index + 0.7%, 4.3662% 4/16/2027 (b)(c)	3,466,000	3,480,367
Utilities - 0.5%
Electric Utilities - 0.5%
Consolidated Edison Co of New York Inc U.S. SOFR Averages Index + 0.52%, 4.1935% 11/18/2027 (b)(c)	908,000	909,342
Georgia Power Co U.S. SOFR Averages Index + 0.28%, 3.9698% 9/15/2026 (b)(c)	2,000,000	2,000,319
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.8%, 4.467% 2/4/2028 (b)(c)	3,575,000	3,597,344
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 4.511% 6/10/2026 (b)(c)	800,000	800,881
TOTAL UTILITIES		7,307,886
TOTAL UNITED STATES		651,392,630
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,198,132,008)		1,201,069,727

U.S. Treasury Obligations - 12.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 5/15/2033	3.80 to 4.50	12,050,000	11,769,932
US Treasury Notes 3.875% 8/15/2033	3.76 to 4.91	15,840,000	15,955,087
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.42	20,840,000	20,870,308
US Treasury Notes 4% 11/15/2035	3.95 to 4.25	16,770,000	16,830,267
US Treasury Notes 4% 2/15/2034	3.84 to 4.69	16,200,000	16,413,258
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.03	2,990,000	3,029,710
US Treasury Notes 4.25% 11/15/2034	4.01 to 4.62	14,210,000	14,599,110
US Treasury Notes 4.25% 5/15/2035	4.10 to 4.59	18,100,000	18,564,519
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.22	18,990,000	19,461,783
US Treasury Notes 4.375% 5/15/2034	4.02 to 4.49	10,800,000	11,213,016
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.50	9,280,000	9,721,162
US Treasury Notes 4.625% 2/15/2035	3.97 to 4.30	8,500,000	8,968,828
TOTAL U.S. TREASURY OBLIGATIONS (Cost $163,599,507)			167,396,980

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	4,258,230	4,259,082
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	1,290,567	1,290,696
TOTAL MONEY MARKET FUNDS (Cost $5,549,778)			5,549,778

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,367,281,293)	1,374,016,485
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(11,574,678)
NET ASSETS - 100.0%	1,362,441,807

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $431,385,690 or 31.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,101,498	137,260,983	140,103,418	147,536	19	-	4,259,082	4,258,230	0.0%
Fidelity Securities Lending Cash Central Fund	4,272,500	21,100,323	24,082,296	9,476	169	-	1,290,696	1,290,567	0.0%
Total	11,373,998	158,361,306	164,185,714	157,012	188	-	5,549,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Non-Convertible Corporate Bonds
Communication Services	7,808,334	-	7,808,334	-
Consumer Discretionary	104,590,081	-	104,590,081	-
Consumer Staples	22,189,648	-	22,189,648	-
Energy	20,168,706	-	20,168,706	-
Financials	947,319,553	-	947,319,553	-
Health Care	36,552,505	-	36,552,505	-
Industrials	30,682,625	-	30,682,625	-
Information Technology	12,057,053	-	12,057,053	-
Materials	8,912,969	-	8,912,969	-
Real Estate	3,480,367	-	3,480,367	-
Utilities	7,307,886	-	7,307,886	-

U.S. Treasury Obligations	167,396,980	-	167,396,980	-

Money Market Funds	5,549,778	5,549,778	-	-
Total Investments in Securities:	1,374,016,485	5,549,778	1,368,466,707	-
Fidelity® Low Duration Bond Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,261,029) - See accompanying schedule:
Unaffiliated issuers (cost $1,361,731,515)	$1,368,466,707
Fidelity Central Funds (cost $5,549,778)	5,549,778

Total Investment in Securities (cost $1,367,281,293)		$1,374,016,485
Cash		354,669
Foreign currency held at value (cost $12)		13
Receivable for investments sold		28,203,188
Receivable for fund shares sold		6,289,417
Interest receivable		8,484,821
Distributions receivable from Fidelity Central Funds		17,076
Total assets		1,417,365,669
Liabilities
Payable for investments purchased	$48,925,143
Distributions payable	4,540,200
Accrued management fee	167,991
Collateral on securities loaned	1,290,528
Total liabilities		54,923,862
Net Assets		$1,362,441,807
Net Assets consist of:
Paid in capital		$1,359,727,424
Total accumulated earnings (loss)		2,714,383
Net Assets		$1,362,441,807
Net Asset Value, offering price and redemption price per share ($1,362,441,807 ÷ 27,075,000 shares)		$50.32
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$26,792,039
Income from Fidelity Central Funds (including $9,476 from security lending)		157,012
Total income		26,949,051
Expenses
Management fee	$883,448
Independent trustees' fees and expenses	1,173
Total expenses before reductions	884,621
Expense reductions	(815)
Total expenses after reductions		883,806
Net Investment income (loss)		26,065,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	633,513
Redemptions in-kind	160,835
Fidelity Central Funds	188
Total net realized gain (loss)		794,536
Change in net unrealized appreciation (depreciation) on investment securities		2,658,463
Net gain (loss)		3,452,999
Net increase (decrease) in net assets resulting from operations		$29,518,244
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,065,245	$37,349,052
Net realized gain (loss)	794,536	(48,951)
Change in net unrealized appreciation (depreciation)	2,658,463	1,910,717
Net increase (decrease) in net assets resulting from operations	29,518,244	39,210,818
Distributions to shareholders	(26,222,650)	(37,297,150)

Share transactions
Proceeds from sales of shares	422,555,372	536,967,893
Cost of shares redeemed	(70,460,248)	(71,372,336)

Net increase (decrease) in net assets resulting from share transactions	352,095,124	465,595,557
Total increase (decrease) in net assets	355,390,718	467,509,225

Net Assets
Beginning of period	1,007,051,089	539,541,864
End of period	$1,362,441,807	$1,007,051,089

Other Information
Shares
Sold	8,400,000	10,725,000
Redeemed	(1,400,000)	(1,425,000)
Net increase (decrease)	7,000,000	9,300,000

Financial Highlights
Fidelity® Low Duration Bond Factor ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.16	$50.07	$49.67	$49.64	$50.91	$50.99
Income from Investment Operations
Net investment income (loss) A,B	1.114	2.479	2.861	2.344	.495	.275
Net realized and unrealized gain (loss)	.149	.061	.350	.015	(1.278)	(.085)
Total from investment operations	1.263	2.540	3.211	2.359	(.783)	.190
Distributions from net investment income	(1.103)	(2.450)	(2.811)	(2.329)	(.487)	(.270)
Total distributions	(1.103)	(2.450)	(2.811)	(2.329)	(.487)	(.270)
Net asset value, end of period	$50.32	$50.16	$50.07	$49.67	$49.64	$50.91
Total Return C,D,E	2.52%	5.22%	6.63%	4.87%	(1.53)%	.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.15 % H	.15%	.15%	.15%	.15%	.15%
Expenses net of all reductions, if any	.15% H	.15%	.15%	.15%	.15%	.15%
Net investment income (loss)	4.48% H	4.96%	5.75%	4.72%	.99%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,362,442	$1,007,051	$539,542	$234,714	$207,252	$235,442
Portfolio turnover rate I	23 % H,J	34% J	38% J	47%	45%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Tactical Bond ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 2.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	57,621	57,187
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (j)	74,416	73,869
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		131,056
UNITED STATES - 2.2%
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	115,000	114,577
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (j)	227,707	232,807
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (j)	244,983	247,656
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (j)	24,688	24,965
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (j)	24,688	24,687
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (j)	123,438	123,148
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (j)	24,688	24,657
TOTAL UNITED STATES		792,497
TOTAL ASSET-BACKED SECURITIES (Cost $893,898)		923,553

Bank Loan Obligations - 1.6%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (b)(c)(d)(g)	1,635	1,635
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (b)(c)(d)	758	754
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (b)(c)(d)	8,335	8,343

TOTAL FRANCE		9,097
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (b)(c)(d)	995	731
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (b)(c)(d)	14,550	6,111
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (b)(c)(d)(f)	5,000	4,475
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	6,972	6,234

TOTAL SWITZERLAND		10,709
UNITED STATES - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 10/3/2031 (b)(c)(d)	2,212	1,571
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9224% 4/3/2031 (b)(c)(d)	16,000	14,480
		16,051
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (b)(c)(d)	4,905	4,627
TOTAL COMMUNICATION SERVICES		20,678
Consumer Discretionary - 0.4%
Broadline Retail - 0.0%
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (b)(c)(d)	658	197
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (b)(c)(d)	10,000	9,963
Hotels, Restaurants & Leisure - 0.2%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(d)	10,926	10,653
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (b)(c)(d)	15,904	14,769
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 7/2/2032 (b)(c)(d)	13,428	12,152
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(d)	572	518
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (b)(c)(d)	38,611	37,105
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (b)(c)(d)	987	955
		76,152
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (b)(c)(d)	12,991	12,020
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (b)(c)(d)	11,000	10,997
		23,017
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (b)(c)(d)	11,740	9,662
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (b)(c)(d)(f)	5,000	4,758
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (b)(c)	2,020	606
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (b)(c)(d)	3,668	3,375
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (b)(c)	1,530	1,408
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (b)(c)(d)(g)	3,226	327
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (b)(c)(d)	5,915	5,279
		25,415
TOTAL CONSUMER DISCRETIONARY		134,744
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (b)(c)(d)	4,988	4,887
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(d)(g)(h)	1,192	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(d)(g)(h)	344	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (b)(c)(d)(g)	3,015	3,016
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (b)(c)(d)(g)	4,019	1,989
		5,005
TOTAL CONSUMER STAPLES		9,892
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(h)	72,792	34,549
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (b)(c)(d)	16,000	15,706
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (b)(c)(d)(g)	3,046	2,376
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (b)(c)(d)	1,716	1,579
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (b)(c)(d)(f)	5,000	4,679
		8,634
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (b)(c)(d)	38,875	37,817
TOTAL HEALTH CARE		46,451
Industrials - 0.3%
Aerospace & Defense - 0.0%
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4097% 2/4/2033 (b)(c)(d)	5,000	4,981
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2847% 8/1/2028 (b)(c)(d)	4,974	3,581
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0097% 4/12/2028 (b)(c)(d)	18,974	13,858
		17,439
Commercial Services & Supplies - 0.3%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (b)(c)(d)	995	812
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (b)(c)(d)	8,892	7,580
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (b)(c)(d)	54,454	42,067
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(d)(g)	9,131	9,310
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (b)(c)(d)	16,000	15,044
		74,813
Machinery - 0.0%
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1602% 2/3/2033 (b)(c)(d)	5,000	4,981
TOTAL INDUSTRIALS		102,214
Information Technology - 0.2%
IT Services - 0.2%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (b)(c)(d)	1,000	815
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (b)(c)(d)	7,893	6,813
X Corp 1LN, term loan 9.5% 10/26/2029 (c)	15,000	15,727
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(d)	25,877	25,931
		49,286
Software - 0.0%
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.7727% 6/4/2029 (b)(c)(d)	3,000	2,250
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (c)	995	1,127
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(d)	13,935	14,435
		17,812
TOTAL INFORMATION TECHNOLOGY		67,098
Materials - 0.3%
Chemicals - 0.3%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (b)(c)(d)	5,000	4,475
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (b)(c)(d)	8,000	7,660
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (b)(c)(e)	124	125
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7875% 6/9/2028 (b)(c)(d)	980	880
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 10.7875% 6/12/2028 (b)(c)(d)	473	474
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (b)(c)(d)	22,000	21,552
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (b)(c)(d)	26,870	23,934
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (b)(c)(d)	14,927	14,625
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2105% 3/15/2030 (b)(c)(d)	4,853	4,554
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(d)	11,957	11,787
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (b)(c)(d)	14,975	11,643
		101,709
Containers & Packaging - 0.0%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (b)(c)(d)	16,000	15,850
TOTAL MATERIALS		117,559
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (b)(c)(d)	15,079	15,067
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (b)(c)(d)(e)	1,921	1,919
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (b)(c)(d)	10,773	10,814
TOTAL UTILITIES		27,800
TOTAL UNITED STATES		576,691
TOTAL BANK LOAN OBLIGATIONS (Cost $636,041)		604,974

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(d)(j)	90,664	90,778
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (b)(d)(j)	70,000	69,978
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(j)	31,000	29,024
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (b)(d)(j)	83,999	84,104
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.1597% 2/15/2035 (b)(d)(j)	83,000	82,896
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 5.4097% 2/15/2035 (b)(d)(j)	54,000	53,933
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (j)	100,000	86,878
TOTAL UNITED STATES		497,591
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $490,833)		497,591

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (g)	637	11,576
Altice France Holding SA rights (g)(i)(j)	16	180

TOTAL FRANCE		11,756
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (g)(i)	444	3,748
Cano Health LLC warrants 6/28/2029 (g)(i)	14	19
ModivCare Inc (g)	223	1,254

TOTAL UNITED STATES		5,021
TOTAL COMMON STOCKS (Cost $21,592)		16,777

Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (j)	10,000	10,535
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	12,000	8,022
UNITED STATES - 0.5%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (b)	16,787	59,300
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	34,000	32,470
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	5,000	8,698
ON Semiconductor Corp 0% 5/1/2027 (l)	7,000	9,426
Wolfspeed Inc 2.5% 6/15/2031	2,000	3,381
Wolfspeed Inc 2.5% 6/15/2031 (j)	1,000	1,690
		23,195
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	16,000	21,704
Terawulf Inc 0% 5/1/2032 (j)(l)	13,000	14,256
		35,960
TOTAL INFORMATION TECHNOLOGY		59,155
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	12,000	12,825
TOTAL UNITED STATES		163,750
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $126,504)		182,307

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	240	11,786
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (g)	402	11,328
Information Technology - 0.1%
Software - 0.1%
Oracle Corp Series D 6.5%	310	14,220
TOTAL UNITED STATES		37,334
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,264)		37,334

Foreign Government and Government Agency Obligations - 3.6%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Australian Commonwealth 1.25% 5/21/2032	AUD	5,000	2,955
Australian Commonwealth 3.5% 12/21/2034 (n)	AUD	50,000	32,777
TOTAL AUSTRALIA			35,732
BRAZIL - 1.5%
Brazilian Federative Republic 10% 1/1/2029	BRL	400,000	73,426
Brazilian Federative Republic 10% 1/1/2031	BRL	1,000,000	174,615
Brazilian Federative Republic 10% 1/1/2033	BRL	800,000	133,967
Federative Republic of Brazil 7.250% 1/12/2056		174,000	176,784
TOTAL BRAZIL			558,792
CANADA - 0.3%
Canadian Government 1.5% 12/1/2031	CAD	5,000	3,413
Canadian Government 2.75% 6/1/2033	CAD	30,000	21,723
Canadian Government 3.25% 12/1/2034	CAD	123,000	91,522
TOTAL CANADA			116,658
COLOMBIA - 0.5%
Colombian Republic 6.125% 1/21/2031		200,000	199,500
DOMINICAN REPUBLIC - 0.7%
Dominican Republic 4.875% 9/23/2032 (j)		260,000	249,600
MULTI-NATIONAL - 0.3%
European Union 3.375% 12/12/2035 (n)	EUR	50,000	61,119
European Union 3.75% 10/12/2045 (n)	EUR	35,000	41,890
TOTAL MULTI-NATIONAL			103,009
ROMANIA - 0.0%
Romanian Republic 4.625% 3/4/2033 (j)	EUR	10,000	11,786
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (n)	GBP	60,000	83,620
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,304,553)			1,358,697

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Massachusetts - 0.1%
Health Care - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Medicine Proj.) Series 2025 G, 6.625% 10/1/2030 (Cost $35,000)	35,000	36,339
TOTAL MUNICIPAL SECURITIES (Cost $35,000)		36,339

Non-Convertible Corporate Bonds - 32.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 7% 4/1/2031 (j)		5,000	5,260
Mineral Resources Ltd 8% 11/1/2027 (j)		21,000	21,461
Mineral Resources Ltd 9.25% 10/1/2028 (j)		5,000	5,237
TOTAL MATERIALS			31,958
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	10,000	7,391
TOTAL AUSTRALIA			39,349
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)		14,000	11,305
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (h)(j)		31,000	5,812
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (j)		11,000	11,055
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(j)		15,291	15,363
TOTAL MATERIALS			26,418
TOTAL BRAZIL			32,230
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (j)		13,000	13,017
CANADA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (b)		6,000	6,196
TELUS Corp 7% 10/15/2055 (b)		3,000	3,165
			9,361
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		3,000	3,137
Rogers Communications Inc 7.125% 4/15/2055 (b)		3,000	3,179
			6,316
TOTAL COMMUNICATION SERVICES			15,677
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)		21,000	20,167
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)		5,000	5,088
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)		4,000	4,114
TOTAL CONSUMER DISCRETIONARY			29,369
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		9,000	9,553
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)		2,000	2,084
TOTAL ENERGY			11,637
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (j)		2,000	2,091
Bausch Health Cos Inc 4.875% 6/1/2028 (j)		2,000	1,861
Bausch Health Cos Inc 5.25% 1/30/2030 (j)		3,000	2,100
TOTAL HEALTH CARE			6,052
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (j)		5,000	5,269
Bombardier Inc 7% 6/1/2032 (j)		5,000	5,267
Bombardier Inc 7.25% 7/1/2031 (j)		9,000	9,575
			20,111
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (j)		9,000	9,375
TOTAL INDUSTRIALS			29,486
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		61,000	61,239
Methanex Corp 5.65% 12/1/2044		13,000	11,835
			73,074
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (j)		5,000	5,167
Champion Iron Canada Inc 7.875% 7/15/2032 (j)		5,000	5,318
Hudbay Minerals Inc 4.5% 4/1/2026 (j)		3,000	2,998
			13,483
TOTAL MATERIALS			86,557
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.875% 2/1/2034		12,000	12,075
TransAlta Corp 6.5% 3/15/2040		8,000	8,078
TOTAL UTILITIES			20,153
TOTAL CANADA			198,931
COLOMBIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (h)(j)		52,000	15,340
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)		17,000	15,980
TOTAL COLOMBIA			31,320
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (j)		9,000	9,391
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (j)		2,000	1,989
TOTAL FINLAND			11,380
FRANCE - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 4/15/2032 (j)		41,909	40,137
Altice France SA 6.875% 10/15/2030 (j)		6,859	6,649
Altice France SA 6.875% 7/15/2032 (j)		39,395	37,820
TOTAL COMMUNICATION SERVICES			84,606
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (j)		6,000	6,165
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (j)		19,000	20,174
Viridien 10% 10/15/2030 (j)		9,000	9,651
TOTAL ENERGY			29,825
Financials - 0.4%
Banks - 0.3%
BNP Paribas SA 0.5% 1/19/2030 (b)(n)	EUR	100,000	110,279
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (j)		22,000	22,583
Iliad Holding SAS 8.5% 4/15/2031 (j)		2,000	2,143
			24,726
TOTAL FINANCIALS			135,005
TOTAL FRANCE			255,601
GERMANY - 1.9%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.875% 4/23/2032 (j)		7,000	7,023
ZF North America Capital Inc 7.125% 4/14/2030 (j)		7,000	7,180
ZF North America Capital Inc 7.5% 3/24/2031 (j)		5,000	5,153
TOTAL CONSUMER DISCRETIONARY			19,356
Financials - 0.2%
Financial Services - 0.2%
KfW 1.125% 3/31/2037 (n)	EUR	20,000	19,635
KfW 1.125% 9/15/2032 (n)	EUR	25,000	27,026
KfW 2.625% 1/10/2034 (n)	EUR	14,000	16,480
TOTAL FINANCIALS			63,141
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer AG 4.625% 5/26/2033 (n)	EUR	55,000	69,704
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (j)		4,000	3,998
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
LEG Immobilien SE 0.875% 3/30/2033 (n)	EUR	100,000	97,889
Utilities - 1.2%
Electric Utilities - 0.8%
Amprion GmbH 3.625% 5/21/2031 (n)	EUR	100,000	121,428
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(n)	EUR	100,000	113,084
EnBW International Finance BV 3.75% 11/20/2035 (n)	EUR	50,000	60,151
			294,663
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 5.875% 4/16/2034 (j)		150,000	159,239
TOTAL UTILITIES			453,902
TOTAL GERMANY			707,990
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)		2,000	1,728
Kosmos Energy Ltd 8.75% 10/1/2031 (j)		6,000	4,500
Tullow Oil PLC 10.25% 5/15/2026 (j)		20,000	17,728

TOTAL GHANA			23,956
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)		29,000	29,890
GUATEMALA - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA 4.5% 4/27/2031 (j)		222,000	206,581
Millicom International Cellular SA 7.375% 4/2/2032 (j)		100,000	103,206

TOTAL GUATEMALA			309,787
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.3%
AIB Group PLC 2.875% 5/30/2031 (b)(n)	EUR	100,000	118,223
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		7,000	7,257
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (j)		31,000	31,490
GGAM Finance Ltd 6.875% 4/15/2029 (j)		5,000	5,150
GGAM Finance Ltd 8% 6/15/2028 (j)		2,000	2,103
			38,743
TOTAL FINANCIALS			164,223
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)		4,000	3,965
TOTAL IRELAND			168,188
ISRAEL - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,000	4,963
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		200,000	207,533

TOTAL ISRAEL			212,496
LUXEMBOURG - 1.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (j)		33,000	22,893
Altice Financing SA 9.625% 7/15/2027 (j)		7,000	5,234
			28,127
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)		4,000	3,758
TOTAL COMMUNICATION SERVICES			31,885
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (j)		31,000	27,281
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (n)	EUR	100,000	125,280
Logicor Financing Sarl 0.875% 1/14/2031 (n)	EUR	100,000	105,196
P3 Group Sarl 3.75% 4/2/2033 (n)	EUR	100,000	118,436
TOTAL REAL ESTATE			348,912
TOTAL LUXEMBOURG			408,078
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (j)		6,000	6,080
MEXICO - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleos Mexicanos 7.69% 1/23/2050		570,000	517,674
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 2.875% 1/12/2033 (n)	EUR	19,000	22,837
European Investment Bank 2.875% 6/18/2035 (n)	EUR	8,000	9,503

TOTAL MULTI-NATIONAL			32,340
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (j)		9,000	8,956
IHS Holding Ltd 6.25% 11/29/2028 (j)		2,000	2,005
IHS Holding Ltd 8.25% 11/29/2031 (j)		17,000	18,106

TOTAL NIGERIA			29,067
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (j)		12,000	12,675
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (j)		12,000	12,144
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (j)		22,000	22,721
TOTAL PANAMA			34,865
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)		8,000	8,370
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (j)		29,000	27,989
SWITZERLAND - 0.8%
Financials - 0.6%
Capital Markets - 0.3%
UBS Group AG 0.625% 1/18/2033 (n)	EUR	100,000	98,068
Insurance - 0.3%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (b)(n)	EUR	100,000	117,424
TOTAL FINANCIALS			215,492
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (j)		12,000	11,163
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (j)		14,000	14,035
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)		4,000	4,125
TOTAL INDUSTRIALS			29,323
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (j)		18,000	15,570
Consolidated Energy Finance SA 5.625% 10/15/2028 (j)		2,000	1,680
Consolidated Energy Finance SA 6.5% 5/15/2026 (j)		31,000	30,780
TOTAL MATERIALS			48,030
TOTAL SWITZERLAND			292,845
UNITED KINGDOM - 2.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (j)		2,000	1,664
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (j)		5,000	5,396
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT International Finance PLC 4.125% 4/12/2032 (n)	EUR	100,000	122,470
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (j)		13,000	13,976
Harbour Energy PLC 5.5% 10/15/2026 (j)		2,000	1,985
TOTAL ENERGY			15,961
Financials - 0.7%
Banks - 0.7%
Barclays PLC 3.543% 8/14/2031 (b)(n)	EUR	100,000	119,750
HSBC Holdings PLC 3% 7/22/2028 (b)	GBP	100,000	132,712
TOTAL FINANCIALS			252,462
Industrials - 0.7%
Ground Transportation - 0.3%
Mobico Group PLC 3.625% 11/20/2028 (k)(n)	GBP	100,000	125,497
Transportation Infrastructure - 0.4%
Heathrow Funding Ltd 6% 3/5/2032 (n)	GBP	100,000	140,303
TOTAL INDUSTRIALS			265,800
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)		29,000	28,915
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (j)		16,000	16,480
			45,395
Water Utilities - 0.5%
Anglian Water Services Financing PLC 6.293% 7/30/2030 (n)	GBP	25,000	35,583
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (n)	GBP	100,000	130,133
			165,716
TOTAL UTILITIES			211,111
TOTAL UNITED KINGDOM			874,864
UNITED STATES - 20.9%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.5%
APLD ComputeCo LLC 9.25% 12/15/2030 (j)		35,000	36,736
Black Pearl Compute LLC 6.125% 2/15/2031 (j)(o)		9,000	9,211
Cablevision Lightpath LLC 3.875% 9/15/2027 (j)		5,000	4,996
Cablevision Lightpath LLC 5.625% 9/15/2028 (j)		7,000	6,995
Cipher Compute LLC 7.125% 11/15/2030 (j)(o)		14,000	14,593
Connect Holdings LLC 10.5% 4/3/2031 (j)		5,000	4,835
Flash Compute LLC 7.25% 12/31/2030 (j)		15,000	15,354
Level 3 Financing Inc 3.625% 1/15/2029 (j)		5,000	4,700
Level 3 Financing Inc 3.75% 7/15/2029 (j)		2,000	1,854
Level 3 Financing Inc 4.25% 7/1/2028 (j)		2,000	1,928
Level 3 Financing Inc 6.875% 6/30/2033 (j)		19,000	19,678
Level 3 Financing Inc 7% 3/31/2034 (j)		19,000	19,751
Level 3 Financing Inc 8.5% 1/15/2036 (j)		20,000	20,824
Lumen Technologies Inc 4.5% 1/15/2029 (j)		1,000	952
WULF Compute LLC 7.75% 10/15/2030 (j)(o)		19,000	20,121
			182,528
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (j)		5,000	4,980
Snap Inc 6.875% 3/15/2034 (j)		5,000	4,985
			9,965
Media - 2.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (j)		11,000	9,020
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (j)		12,000	10,453
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (j)		16,000	14,914
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		16,000	14,642
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (j)		7,000	6,252
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (j)		6,000	5,580
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)		5,000	5,112
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (j)(o)		5,000	5,075
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		40,000	25,815
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		202,000	153,896
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		238,000	198,371
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)		13,000	13,741
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)		13,000	14,034
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)		10,000	10,071
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (j)		5,000	5,040
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (j)		5,000	5,269
CMG Media Corp 8.875% 6/18/2029 (j)		2,000	1,745
CSC Holdings LLC 3.375% 2/15/2031 (j)		31,000	18,479
CSC Holdings LLC 4.5% 11/15/2031 (j)		36,000	21,605
CSC Holdings LLC 4.625% 12/1/2030 (j)		9,000	3,331
Discovery Communications LLC 6.35% 6/1/2040		3,000	2,442
DISH DBS Corp 5.125% 6/1/2029		4,000	3,572
DISH DBS Corp 5.25% 12/1/2026 (j)		7,000	6,799
DISH DBS Corp 7.375% 7/1/2028		5,000	4,824
DISH DBS Corp 7.75% 7/1/2026		32,000	31,604
EW Scripps Co/The 9.875% 8/15/2030 (j)		9,000	9,037
Lamar Media Corp 5.375% 11/1/2033 (j)		13,000	13,034
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (j)		4,000	4,205
Sirius XM Radio LLC 4.125% 7/1/2030 (j)		90,000	84,833
Univision Communications Inc 8.5% 7/31/2031 (j)(o)		29,000	29,679
Univision Communications Inc 9.375% 8/1/2032 (j)		13,000	13,756
			746,230
TOTAL COMMUNICATION SERVICES			938,723
Consumer Discretionary - 1.9%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)		5,000	5,089
American Axle & Manufacturing Inc 7.75% 10/15/2033 (j)(o)		13,000	13,212
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)		13,000	13,494
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)		12,000	12,570
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (j)(p)		10,000	10,028
			54,393
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)		13,000	12,296
Broadline Retail - 0.2%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (j)		1,883	1,259
Saks Global Enterprises LLC 11% (h)(j)		1	0
Saks Global Enterprises LLC 11% (g)(h)(j)		3,043	0
Wayfair LLC 6.75% 11/15/2032 (j)(o)		15,000	15,288
Wayfair LLC 7.25% 10/31/2029 (j)		25,000	25,836
Wayfair LLC 7.75% 9/15/2030 (j)(o)		25,000	26,291
			68,674
Diversified Consumer Services - 0.2%
Service Corp International/US 5.75% 10/15/2032		5,000	5,098
Sotheby's 7.375% 10/15/2027 (j)		33,000	32,799
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (j)		5,000	4,810
StoneMor Inc 8.5% 5/15/2029 (j)		21,000	20,371
TKC Holdings Inc 12% 2/15/2031 (j)		11,000	11,562
TKC Holdings Inc 8.5% 8/15/2030 (j)		15,000	15,349
			89,989
Hotels, Restaurants & Leisure - 0.7%
Acushnet Co 5.625% 12/1/2033 (j)		4,000	4,071
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (j)		8,000	7,369
Carnival Corp 5.75% 8/1/2032 (j)		5,000	5,189
Carnival Corp 5.875% 6/15/2031 (j)		13,000	13,585
Carnival Corp 6.125% 2/15/2033 (j)		22,000	22,775
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)		29,000	27,350
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (j)		3,000	2,795
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (j)		5,000	5,053
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (j)		5,000	5,118
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (j)		31,000	31,907
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (j)(o)		5,000	5,170
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)		5,000	5,101
Life Time Inc 6% 11/15/2031 (j)		13,000	13,390
Light & Wonder International Inc 6.25% 10/1/2033 (j)(o)		12,000	12,052
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)		12,000	8,889
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (j)		6,000	6,361
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (j)(o)		3,000	3,126
NCL Corp Ltd 6.25% 9/15/2033 (j)		12,000	12,113
NCL Corp Ltd 6.75% 2/1/2032 (j)		5,000	5,148
Royal Caribbean Cruises Ltd 6% 2/1/2033 (j)		2,000	2,069
Viking Cruises Ltd 5.875% 10/15/2033 (j)		19,000	19,383
Viking Cruises Ltd 9.125% 7/15/2031 (j)		5,000	5,320
Yum! Brands Inc 4.625% 1/31/2032 (o)		3,000	2,949
			226,283
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (j)(o)		3,000	2,865
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (j)		5,000	5,047
Beazer Homes USA Inc 7.5% 3/15/2031 (j)(o)		5,000	5,144
Century Communities Inc 6.625% 9/15/2033 (j)		6,000	6,097
Dream Finders Homes Inc 6.875% 9/15/2030 (j)		6,000	6,135
LGI Homes Inc 4% 7/15/2029 (j)(o)		2,000	1,858
LGI Homes Inc 7% 11/15/2032 (j)		30,000	29,411
LGI Homes Inc 8.75% 12/15/2028 (j)		4,000	4,173
New Home Co Inc/The 8.5% 11/1/2030 (j)		8,000	8,331
TopBuild Corp 4.125% 2/15/2032 (j)		2,000	1,901
TopBuild Corp 5.625% 1/31/2034 (j)		13,000	13,111
Whirlpool Corp 5.75% 3/1/2034		2,000	1,899
Whirlpool Corp 6.125% 6/15/2030 (o)		14,000	14,063
Whirlpool Corp 6.5% 6/15/2033 (o)		31,000	30,936
			130,971
Specialty Retail - 0.4%
Advance Auto Parts Inc 7.375% 8/1/2033 (j)		8,000	8,198
Carvana Co 4.875% 9/1/2029 (j)		1,000	910
Carvana Co 9% 6/1/2031 pay-in-kind (b)(j)		38,518	42,245
Champions Financing Inc 8.75% 2/15/2029 (j)(o)		13,000	12,325
LBM Acquisition LLC 6.25% 1/15/2029 (j)		5,000	3,812
LBM Acquisition LLC 9.5% 6/15/2031 (j)		12,000	11,193
Michaels Cos Inc/The 11% 3/15/2034 (j)(p)		12,000	11,216
Michaels Cos Inc/The 7.875% 5/1/2029 (j)		10,000	10,045
Michaels Cos Inc/The 8.5% 3/15/2033 (j)(p)		12,000	11,672
Staples Inc 10.75% 9/1/2029 (j)		22,000	20,186
Staples Inc 12.75% 1/15/2030 (j)		13,150	9,244
			141,046
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032		10,000	9,292
TOTAL CONSUMER DISCRETIONARY			732,944
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (j)		5,000	4,975
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (j)		5,000	5,156
Albertsons Cos Inc 5.625% 3/31/2032 (j)		10,000	10,039
C&S Group Enterprises LLC 5% 12/15/2028 (j)		8,000	7,563
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)		10,000	10,493
Performance Food Group Inc 5.625% 3/1/2034 (j)		10,000	10,034
Performance Food Group Inc 6.125% 9/15/2032 (j)		5,000	5,133
US Foods Inc 5.75% 4/15/2033 (j)		5,000	5,100
US Foods Inc 6.875% 9/15/2028 (j)		6,000	6,186
			64,679
Food Products - 0.3%
Lamb Weston Holdings Inc 4.375% 1/31/2032 (j)		29,000	27,684
Post Holdings Inc 4.625% 4/15/2030 (j)(o)		65,000	63,626
Post Holdings Inc 6.25% 10/15/2034 (j)		5,000	5,107
Post Holdings Inc 6.25% 2/15/2032 (j)		5,000	5,143
Post Holdings Inc 6.375% 3/1/2033 (j)(o)		5,000	5,089
Post Holdings Inc 6.5% 3/15/2036 (j)(o)		5,000	5,086
			111,735
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (j)		3,000	3,063
TOTAL CONSUMER STAPLES			179,477
Energy - 2.9%
Energy Equipment & Services - 0.3%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (j)		15,000	15,187
Kodiak Gas Services LLC 6.5% 10/1/2033 (j)		12,000	12,375
Kodiak Gas Services LLC 6.75% 10/1/2035 (j)		5,000	5,224
Nabors Industries Inc 8.875% 8/15/2031 (j)		5,000	5,180
Nabors Industries Inc 9.125% 1/31/2030 (j)(o)		5,000	5,258
Star Holding LLC 8.75% 8/1/2031 (j)		4,000	4,029
Transocean International Ltd 7.875% 10/15/2032 (j)		5,000	5,369
Transocean International Ltd 8.25% 5/15/2029 (j)		5,000	5,205
Transocean International Ltd 8.5% 5/15/2031 (j)		31,000	32,784
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)		9,000	9,153
WBI Operating LLC 6.25% 10/15/2030 (j)		5,000	5,096
WBI Operating LLC 6.5% 10/15/2033 (j)		5,000	5,081
			109,941
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (j)		4,000	4,000
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (j)		5,000	5,076
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (j)		12,000	12,188
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (j)		4,000	4,151
California Resources Corp 7% 1/15/2034 (j)		5,000	5,091
California Resources Corp 8.25% 6/15/2029 (j)		39,000	40,943
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (j)		5,000	5,326
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (j)		18,000	18,706
CITGO Petroleum Corp 8.375% 1/15/2029 (j)		4,000	4,148
CNX Midstream Partners LP 4.75% 4/15/2030 (j)		40,000	39,011
CNX Resources Corp 5.875% 3/1/2034 (j)		10,000	10,018
CNX Resources Corp 7.25% 3/1/2032 (j)		5,000	5,243
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)		2,000	2,136
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (j)		6,000	6,501
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (j)		2,000	2,161
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (j)		2,000	2,181
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (j)		2,000	2,220
Comstock Resources Inc 5.875% 1/15/2030 (j)		1,000	963
Comstock Resources Inc 6.75% 3/1/2029 (j)		27,000	26,896
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (j)		16,000	17,260
CVR Energy Inc 7.5% 2/15/2031 (j)		10,000	9,966
CVR Energy Inc 7.875% 2/15/2034 (j)		5,000	4,900
DBR Land Holdings LLC 6.25% 12/1/2030 (j)		8,000	8,251
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (j)		14,000	14,069
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (j)		5,000	5,171
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)		14,000	14,618
Energy Transfer LP 6.5% 2/15/2056 (b)		5,000	5,052
Energy Transfer LP 6.75% 2/15/2056 (b)		5,000	5,111
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (p)		5,000	5,058
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		14,000	14,802
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		51,000	51,502
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)		5,000	5,173
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (j)(o)		5,000	5,282
Harvest Midstream I LP 7.5% 5/15/2032 (j)		5,000	5,190
Harvest Midstream I LP 7.5% 9/1/2028 (j)		16,000	16,178
Hess Midstream Operations LP 5.875% 3/1/2028 (j)		16,000	16,265
Hess Midstream Operations LP 6.5% 6/1/2029 (j)		5,000	5,174
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (j)		5,000	5,167
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)		5,000	5,277
Kinetik Holdings LP 5.875% 6/15/2030 (j)		5,000	5,056
Kinetik Holdings LP 6.625% 12/15/2028 (j)		16,000	16,495
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)		13,000	12,811
MPLX LP 5% 3/1/2033		50,000	50,824
MPLX LP 5.65% 3/1/2053		50,000	47,201
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)		25,000	25,087
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)		6,000	6,368
Prairie Acquiror LP 9% 8/1/2029 (j)		5,000	5,217
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)		5,000	5,267
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		19,000	18,720
Sunoco LP 4.5% 10/1/2029 (j)		2,000	1,965
Sunoco LP 4.625% 5/1/2030 (j)		16,000	15,656
Sunoco LP 5.375% 7/15/2031 (j)(p)		10,000	10,023
Sunoco LP 5.625% 3/15/2031 (j)		5,000	5,043
Sunoco LP 5.625% 7/15/2034 (j)(p)		10,000	9,998
Sunoco LP 5.875% 3/15/2034 (j)		5,000	5,020
Sunoco LP 6.25% 7/1/2033 (j)		5,000	5,150
Sunoco LP 6.625% 8/15/2032 (j)		5,000	5,175
Sunoco LP 7% 5/1/2029 (j)		5,000	5,186
Sunoco LP 7.25% 5/1/2032 (j)		5,000	5,283
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (j)		16,000	16,214
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (j)		52,000	52,553
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (j)		5,000	5,139
Talos Production Inc 9% 2/1/2029 (j)(o)		5,000	5,207
Targa Resources Corp 4.2% 2/1/2033		160,000	155,384
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)		10,000	10,388
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (j)		13,000	13,681
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)(o)		5,000	5,250
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (j)		18,000	19,174
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)		5,000	5,547
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (j)(o)		5,000	5,671
			972,178
TOTAL ENERGY			1,082,119
Financials - 2.1%
Banks - 0.2%
Bank of America Corp 2.299% 7/21/2032 (b)		90,000	81,197
Western Alliance Bancorp 3% 6/15/2031 (b)		13,000	12,836
			94,033
Capital Markets - 0.5%
Ares Strategic Income Fund 5.8% 9/9/2030 (j)		10,000	9,932
Hightower Holding LLC 6.75% 4/15/2029 (j)		2,000	1,983
Hightower Holding LLC 9.125% 1/31/2030 (j)		5,000	5,171
HPS Corporate Lending Fund 5.15% 4/2/2029 (j)		24,000	23,811
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)		17,000	17,102
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)		14,000	14,367
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (j)		1,000	1,039
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)		13,000	12,361
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		100,000	99,367
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)		3,000	3,122
			188,255
Consumer Finance - 0.6%
Ally Financial Inc 6.646% 1/17/2040 (b)		25,000	24,941
Ally Financial Inc 6.7% 2/14/2033		2,000	2,086
Capital One Financial Corp 5.468% 2/1/2029 (b)		9,000	9,227
Capital One Financial Corp 7.624% 10/30/2031 (b)		11,000	12,399
Encore Capital Group Inc 8.5% 5/15/2030 (j)		10,000	10,698
Ford Motor Credit Co LLC 5.8% 3/8/2029		50,000	51,506
LFS Topco LLC 8.75% 7/15/2030 (j)(o)		17,000	16,447
Navient Corp 4.875% 3/15/2028		1,000	956
Navient Corp 5% 3/15/2027		6,000	5,910
Navient Corp 5.5% 3/15/2029 (o)		5,000	4,670
Navient Corp 5.625% 8/1/2033		1,000	821
Navient Corp 7.875% 6/15/2032		5,000	4,666
OneMain Finance Corp 6.125% 5/15/2030		5,000	5,020
OneMain Finance Corp 6.5% 3/15/2033		5,000	4,954
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,104
OneMain Finance Corp 6.75% 3/15/2032		5,000	5,039
OneMain Finance Corp 6.75% 9/15/2033		5,000	4,963
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,113
OneMain Finance Corp 7.5% 5/15/2031		31,000	32,049
PRA Group Inc 8.875% 1/31/2030 (j)		4,000	4,070
SLM Corp 6.5% 1/31/2030		6,000	6,093
			216,732
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		5,000	4,695
Block Inc 5.625% 8/15/2030 (j)		5,000	5,066
Block Inc 6% 8/15/2033 (j)		13,000	13,210
Block Inc 6.5% 5/15/2032		22,000	22,633
Clue Opco LLC 9.5% 10/15/2031 (j)(o)		3,000	3,106
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036 (p)		8,000	7,952
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (b)		4,000	3,999
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (b)		13,000	13,696
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)		3,000	2,955
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		45,000	44,324
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		4,000	3,805
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		4,000	3,953
Jefferson Capital Holdin 8.25% 5/15/2030 (j)		4,000	4,191
NFE Financing LLC 12% (h)(j)		26,468	9,568
Rocket Cos Inc 6.375% 8/1/2033 (j)		13,000	13,436
Walker & Dunlop Inc 6.625% 4/1/2033 (j)(o)		5,000	4,942
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)		17,000	17,898
			179,429
Insurance - 0.1%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)		14,000	13,563
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (j)		23,000	24,158
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (j)		18,000	17,913
			55,634
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (j)		7,000	7,070
Rithm Capital Corp 8% 4/1/2029 (j)		5,000	5,031
Rithm Capital Corp 8% 7/15/2030 (j)		6,000	6,028
Starwood Property Trust Inc 3.625% 7/15/2026 (j)		1,000	994
Starwood Property Trust Inc 5.25% 10/15/2028 (j)		5,000	5,024
Starwood Property Trust Inc 5.75% 1/15/2031 (j)		5,000	5,052
Starwood Property Trust Inc 6% 4/15/2030 (j)		5,000	5,116
Starwood Property Trust Inc 6.5% 10/15/2030 (j)(o)		5,000	5,211
Starwood Property Trust Inc 6.5% 7/1/2030 (j)		9,000	9,360
Starwood Property Trust Inc 7.25% 4/1/2029 (j)		16,000	16,766
			65,652
TOTAL FINANCIALS			799,735
Health Care - 2.9%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (j)		16,000	13,990
Health Care Equipment & Supplies - 0.2%
AdaptHealth LLC 5.125% 3/1/2030 (j)(o)		7,000	6,745
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)		52,000	53,663
Sotera Health Holdings LLC 7.375% 6/1/2031 (j)		3,000	3,156
			63,564
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (j)(o)		13,000	13,421
Accendra Health Inc 6.625% 4/1/2030 (j)		19,000	9,142
Centene Corp 2.625% 8/1/2031		50,000	43,319
Centene Corp 4.625% 12/15/2029		80,000	78,061
CHS/Community Health Systems Inc 4.75% 2/15/2031 (j)		86,000	78,905
CHS/Community Health Systems Inc 6.125% 4/1/2030 (j)		21,000	18,566
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)		5,000	5,269
CVS Health Corp 6.75% 12/10/2054 (b)(o)		27,000	28,085
CVS Health Corp 7% 3/10/2055 (b)		23,000	24,192
DaVita Inc 4.625% 6/1/2030 (j)(o)		64,000	62,651
DaVita Inc 6.75% 7/15/2033 (j)		13,000	13,498
DaVita Inc 6.875% 9/1/2032 (j)		5,000	5,195
Global Medical Response Inc 7.375% 10/1/2032 (j)		3,000	3,140
LifePoint Health Inc 10% 6/1/2032 (j)		4,000	4,171
Molina Healthcare Inc 6.25% 1/15/2033 (j)		25,000	24,593
Molina Healthcare Inc 6.5% 2/15/2031 (j)		12,000	12,038
National Mentor Holdings Inc 10.5% 12/15/2030 (j)		12,000	11,956
Pediatrix Medical Group Inc 5.375% 2/15/2030 (j)		4,000	3,973
Prime Healthcare Foundation Inc 7% 12/1/2027		142,000	146,847
Radiology Partners Inc 8.5% 7/15/2032 (j)		5,000	5,149
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(j)		1,152	1,077
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)		7,000	6,992
TEAM Services Holding Inc 9% 2/15/2033 (j)(o)		16,000	15,651
Tenet Healthcare Corp 5.5% 11/15/2032 (j)		5,000	5,062
Tenet Healthcare Corp 6% 11/15/2033 (j)		5,000	5,167
Tenet Healthcare Corp 6.125% 6/15/2030		57,000	58,138
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		200,000	203,768
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)		19,000	19,006
			907,032
Health Care Technology - 0.1%
IQVIA Inc 6.25% 6/1/2032 (j)		19,000	19,545
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (j)		39,000	40,331
Bausch Health Americas Inc 8.5% 1/31/2027 (j)		6,000	5,946
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)		13,000	12,762
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (j)(o)		15,000	13,329
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (j)		3,000	2,910
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (j)		14,000	13,047
			88,325
TOTAL HEALTH CARE			1,092,456
Industrials - 2.5%
Aerospace & Defense - 0.9%
Axon Enterprise Inc 6.125% 3/15/2030 (j)		14,000	14,429
Axon Enterprise Inc 6.25% 3/15/2033 (j)		5,000	5,182
Boeing Co 6.259% 5/1/2027		2,000	2,048
Boeing Co 6.298% 5/1/2029		3,000	3,197
Boeing Co 6.388% 5/1/2031		2,000	2,186
Boeing Co 6.528% 5/1/2034		3,000	3,364
Boeing Co 6.858% 5/1/2054		154,000	176,612
Boeing Co 7.008% 5/1/2064		4,000	4,638
Carpenter Technology Corp 5.625% 3/1/2034 (j)		8,000	8,157
OneSky Flight LLC 8.875% 12/15/2029 (j)		6,000	6,386
TransDigm Inc 6% 1/15/2033 (j)		9,000	9,159
TransDigm Inc 6.125% 7/31/2034 (j)		10,000	10,157
TransDigm Inc 6.25% 1/31/2034 (j)		5,000	5,172
TransDigm Inc 6.375% 3/1/2029 (j)		5,000	5,131
TransDigm Inc 6.375% 5/31/2033 (j)		13,000	13,268
TransDigm Inc 6.75% 1/31/2034 (j)		13,000	13,492
TransDigm Inc 7.125% 12/1/2031 (j)		53,000	55,550
			338,128
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (j)(o)		14,000	14,604
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (j)		4,000	4,245
			18,849
Building Products - 0.3%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (j)		10,000	10,076
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (j)		5,000	5,235
Builders FirstSource Inc 6.375% 3/1/2034 (j)		5,000	5,150
Builders FirstSource Inc 6.75% 5/15/2035 (j)		19,000	19,828
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)		5,000	3,775
Cornerstone Building Brands Inc 9.5% 8/15/2029 (j)(o)		5,000	3,634
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (j)		27,000	27,945
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (j)		5,000	5,213
JH North America Holdings Inc 6.125% 7/31/2032 (j)		5,000	5,132
Masterbrand Inc 7% 7/15/2032 (j)(o)		2,000	2,013
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (j)(o)		2,000	2,017
Standard Building Solutions Inc 5.875% 3/15/2034 (j)(o)		10,000	9,976
Standard Building Solutions Inc 6.25% 8/1/2033 (j)		26,000	26,485
Standard Building Solutions Inc 6.5% 8/15/2032 (j)		5,000	5,146
			131,625
Commercial Services & Supplies - 0.5%
ADT Security Corp/The 5.875% 10/15/2033 (j)		7,000	7,115
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)		13,000	13,531
Allied Universal Holdco LLC 7.875% 2/15/2031 (j)		14,000	14,791
Artera Services LLC 8.5% 2/15/2031 (j)		51,000	42,635
Brand Industrial Services Inc 10.375% 8/1/2030 (j)		26,000	24,281
Clean Harbors Inc 6.375% 2/1/2031 (j)		2,000	2,053
CoreCivic Inc 4.75% 10/15/2027		16,000	16,004
CoreCivic Inc 8.25% 4/15/2029		3,000	3,115
GEO Group Inc/The 10.25% 4/15/2031		14,000	15,032
GEO Group Inc/The 8.625% 4/15/2029		5,000	5,202
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (j)		5,000	5,018
GFL Environmental Inc 3.5% 9/1/2028 (j)		2,000	1,956
GFL Environmental Inc 6.75% 1/15/2031 (j)		5,000	5,244
Neptune Bidco US Inc 9.5% 2/15/2033 (j)		8,000	7,830
OT Midco Inc 10% 2/15/2030 (j)		10,000	4,246
Reworld Holding Corp 4.875% 12/1/2029 (j)		2,000	1,927
Williams Scotsman Inc 6.625% 4/15/2030 (j)		5,000	5,180
Williams Scotsman Inc 6.625% 6/15/2029 (j)		9,000	9,297
			184,457
Construction & Engineering - 0.1%
AECOM 6% 8/1/2033 (j)		20,000	20,435
Amsted Industries Inc 6.375% 3/15/2033 (j)		6,000	6,235
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)		17,000	17,169
			43,839
Electrical Equipment - 0.1%
WESCO Distribution Inc 5.25% 4/15/2031 (j)		10,000	9,982
WESCO Distribution Inc 5.5% 4/15/2034 (j)		11,000	11,086
WESCO Distribution Inc 6.375% 3/15/2033 (j)		5,000	5,213
			26,281
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (j)(o)		5,000	4,917
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)		16,000	16,492
			21,409
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (j)		5,000	5,272
Machinery - 0.0%
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (j)(o)		8,000	8,225
Enpro Inc 6.125% 6/1/2033 (j)		5,000	5,160
			13,385
Passenger Airlines - 0.1%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (j)		12,000	12,195
United Airlines Holdings Inc 4.875% 3/1/2029		12,000	12,083
United Airlines Holdings Inc 5.375% 3/1/2031		10,000	10,180
			34,458
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (j)		11,000	11,324
Trading Companies & Distributors - 0.3%
FTAI Aviation Investors LLC 7% 6/15/2032 (j)		5,000	5,249
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)		9,000	9,523
Herc Holdings Inc 5.75% 3/15/2031 (j)		5,000	5,069
Herc Holdings Inc 6% 3/15/2034 (j)		5,000	5,026
Herc Holdings Inc 7% 6/15/2030 (j)		13,000	13,623
Herc Holdings Inc 7.25% 6/15/2033 (j)		13,000	13,742
QXO Building Products Inc 6.75% 4/30/2032 (j)(o)		26,000	26,929
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)		4,000	4,166
United Rentals North America Inc 5.375% 11/15/2033 (j)		19,000	19,155
United Rentals North America Inc 6.125% 3/15/2034 (j)		5,000	5,238
			107,720
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (j)		3,000	3,142
TOTAL INDUSTRIALS			939,889
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Lightning Power LLC 7.25% 8/15/2032 (j)		5,000	5,308
IT Services - 0.2%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)		23,000	22,606
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)(o)		7,000	6,871
CoreWeave Inc 9% 2/1/2031 (j)		31,000	29,911
CoreWeave Inc 9.25% 6/1/2030 (j)		13,000	12,733
			72,121
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology Inc 5.875% 10/1/2033 (j)		3,000	3,061
Entegris Inc 4.375% 4/15/2028 (j)		62,000	61,470
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (b)		2,999	2,222
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(j)		1,410	1,507
			68,260
Software - 0.3%
Cloud Software Group Inc 9% 9/30/2029 (j)		20,000	19,585
Oracle Corp 3.6% 4/1/2040		48,000	36,274
Oracle Corp 4.55% 2/4/2029		5,000	5,009
Oracle Corp 4.95% 2/4/2031		4,000	3,992
Oracle Corp 5.35% 5/4/2033		10,000	10,034
Oracle Corp 5.7% 2/4/2036		10,000	10,006
Oracle Corp 6.55% 2/4/2046		4,000	3,898
Oracle Corp 6.7% 2/4/2056		4,000	3,879
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (b)(d)		10,000	9,986
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (j)		21,000	23,917
			126,580
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (j)		5,000	5,115
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)		5,000	5,146
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (j)		9,000	9,496
			19,757
TOTAL INFORMATION TECHNOLOGY			292,026
Materials - 2.1%
Chemicals - 1.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(j)		21,471	18,572
Celanese US Holdings LLC 6.5% 4/15/2030 (o)		85,000	87,089
Celanese US Holdings LLC 6.75% 4/15/2033		102,000	104,581
Celanese US Holdings LLC 6.879% 7/15/2032 (b)(o)		9,000	9,488
Celanese US Holdings LLC 7% 2/15/2031 (o)		12,000	12,361
Celanese US Holdings LLC 7.05% 11/15/2030 (b)		6,000	6,397
Celanese US Holdings LLC 7.2% 11/15/2033 (b)		5,000	5,371
Celanese US Holdings LLC 7.375% 2/15/2034		16,000	16,437
Chemours Co/The 5.75% 11/15/2028 (j)		52,000	52,302
Chemours Co/The 7.875% 3/15/2034 (j)(p)		10,000	9,988
CompoSecure Holdings LLC 5.625% 2/1/2033 (j)		16,000	15,920
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (j)		5,241	2,761
Mativ Holdings Inc 8% 10/1/2029 (j)		10,000	9,869
Methanex US Operations Inc 6.25% 3/15/2032 (j)(o)		5,000	5,175
Olin Corp 5% 2/1/2030 (o)		61,000	59,321
Olin Corp 6.625% 4/1/2033 (j)(o)		16,000	15,623
Olympus Water US Holding Corp 6.25% 10/1/2029 (j)(o)		5,000	4,888
Olympus Water US Holding Corp 6.75% 8/1/2032 (j)		26,000	25,595
Perimeter Holdings LLC 6.25% 1/15/2034 (j)		10,000	10,046
Solstice Advanced Materials Inc 5.625% 9/30/2033 (j)		8,000	8,087
Tronox Inc 4.625% 3/15/2029 (j)		22,000	17,010
WR Grace Holdings LLC 5.625% 8/15/2029 (j)		19,000	18,201
WR Grace Holdings LLC 6.625% 8/15/2032 (j)		13,000	13,151
WR Grace Holdings LLC 7% 8/1/2033 (j)		5,000	5,091
WR Grace Holdings LLC 7.375% 3/1/2031 (j)		1,000	1,026
			534,350
Construction Materials - 0.2%
Quikrete Holdings Inc 6.375% 3/1/2032 (j)		38,000	39,494
Quikrete Holdings Inc 6.75% 3/1/2033 (j)		14,000	14,552
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (j)		12,000	12,016
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)		5,000	5,311
			71,373
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)		17,000	16,225
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)		19,000	19,447
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)		16,000	16,121
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)(o)		4,000	3,982
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (j)		13,000	13,357
Graphic Packaging International LLC 6.375% 7/15/2032 (j)		5,000	5,065
			74,197
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)		14,000	14,801
Century Aluminum Co 6.875% 8/1/2032 (j)		6,000	6,206
Cleveland-Cliffs Inc 7% 3/15/2032 (j)		16,000	16,250
Cleveland-Cliffs Inc 7.375% 5/1/2033 (j)		5,000	5,131
Cleveland-Cliffs Inc 7.5% 9/15/2031 (j)		16,000	16,701
Commercial Metals Co 5.75% 11/15/2033 (j)		12,000	12,243
Commercial Metals Co 6% 12/15/2035 (j)		12,000	12,291
Kaiser Aluminum Corp 5.875% 3/1/2034 (j)(o)		7,000	7,078
Novelis Corp 3.875% 8/15/2031 (j)(o)		3,000	2,742
Novelis Corp 6.375% 8/15/2033 (j)		3,000	3,033
Novelis Corp 6.875% 1/30/2030 (j)		12,000	12,387
			108,863
TOTAL MATERIALS			788,783
Real Estate - 1.0%
Diversified REITs - 0.5%
Piedmont Operating Partnership LP 6.875% 7/15/2029		55,000	58,470
Piedmont Operating Partnership LP 9.25% 7/20/2028		15,000	16,520
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (j)		60,000	56,699
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)		1,000	973
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)		10,000	10,142
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)		5,000	5,071
			147,875
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		18,000	13,771
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		5,000	4,320
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		37,000	36,260
National Health Investors Inc 5.35% 2/1/2033		20,000	20,226
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,000	8,127
			82,704
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (j)(p)		5,000	5,036
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (j)(o)		5,000	5,194
			10,230
Office REITs - 0.2%
Highwoods Realty LP 7.65% 2/1/2034		31,000	35,346
Kilroy Realty LP 5.875% 10/15/2035		37,000	36,475
			71,821
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (j)		3,000	3,032
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (j)		2,000	1,892
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)		4,000	4,310
Brandywine Operating Partnership LP 8.875% 4/12/2029		7,000	7,436
Forestar Group Inc 6.5% 3/15/2033 (j)		12,000	12,286
Kennedy-Wilson Inc 4.75% 2/1/2030		5,000	4,850
Taylor Morrison Communities Inc 5.75% 11/15/2032 (j)		5,000	5,166
			38,972
Specialized REITs - 0.0%
Millrose Properties Inc 6.25% 9/15/2032 (j)		5,000	5,062
Millrose Properties Inc 6.375% 8/1/2030 (j)		5,000	5,130
			10,192
TOTAL REAL ESTATE			361,794
Utilities - 1.8%
Electric Utilities - 1.7%
Clearway Energy Operating LLC 5.75% 1/15/2034 (j)		5,000	5,066
DPL LLC/Ohio 4.35% 4/15/2029		360,000	354,579
Edison International 4.8% 3/15/2031		8,000	7,995
Edison International 6.25% 3/15/2030		3,000	3,173
Edison International 7.875% 6/15/2054 (b)		6,000	6,246
Edison International 8.125% 6/15/2053 (b)		9,000	9,356
Hawaiian Electric Co Inc 6% 10/1/2033 (j)		5,000	5,096
NRG Energy Inc 5.25% 6/15/2029 (j)		9,000	9,031
NRG Energy Inc 5.75% 1/15/2034 (j)		13,000	13,178
NRG Energy Inc 5.75% 7/15/2029 (j)		40,000	40,069
NRG Energy Inc 6% 1/15/2036 (j)(o)		13,000	13,230
NRG Energy Inc 6% 2/1/2033 (j)		5,000	5,121
NRG Energy Inc 6.25% 11/1/2034 (j)		5,000	5,171
Pacific Gas and Electric Co 6% 5/1/2056		2,000	1,974
PacifiCorp 7.375% 9/15/2055 (b)		10,000	10,128
PG&E Corp 5% 7/1/2028		7,000	6,982
PG&E Corp 5.25% 7/1/2030		22,000	22,018
PG&E Corp 6.85% 9/15/2056 (b)		12,000	11,981
PG&E Corp 7.375% 3/15/2055 (b)		25,000	25,874
Vistra Operations Co LLC 5% 7/31/2027 (j)		22,000	21,968
Vistra Operations Co LLC 6.875% 4/15/2032 (j)		5,000	5,260
Vistra Operations Co LLC 7.75% 10/15/2031 (j)		5,000	5,284
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)(o)		6,000	6,228
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (j)		21,000	21,774
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (j)		6,000	6,353
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (j)		6,000	6,351
			629,486
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 6.95% 7/15/2055 (b)		5,000	4,831
Alpha Generation LLC 6.25% 1/15/2034 (j)		5,000	5,078
Alpha Generation LLC 6.75% 10/15/2032 (j)		2,000	2,078
Calpine LLC 5.125% 3/15/2028 (j)		3,000	2,999
Talen Energy Supply LLC 6.25% 2/1/2034 (j)		13,000	13,229
Talen Energy Supply LLC 6.5% 2/1/2036 (j)		13,000	13,366
			41,581
TOTAL UTILITIES			671,067
TOTAL UNITED STATES			7,879,013
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.375% 2/15/2036 (j)		25,000	25,080
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,687,725)			12,194,380

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (k) (Cost $7,282)	80	8,000

Preferred Securities - 2.3%
		Principal Amount (a)	Value ($)
CANADA - 1.5%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enbridge Inc 5.75% 7/15/2080 (b)		250,000	256,227
Financials - 0.9%
Banks - 0.9%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5593% (b)(d)(m)		325,000	327,569
TOTAL CANADA			583,796
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen International Finance NV 3.875% (b)(m)(n)	EUR	100,000	120,753
UNITED STATES - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP 6.625% (b)(m)		25,000	25,378
Energy Transfer LP Series G, 7.125% (b)(m)		5,000	5,289
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (b)(d)(m)		21,000	21,047
Sunoco LP 7.875% (b)(j)(m)		15,000	16,041
TOTAL ENERGY			67,755
Financials - 0.2%
Banks - 0.1%
BW Real Estate Inc 9.5% (b)(j)(m)		12,000	12,746
Citigroup Inc 6.5% (b)(m)		5,000	5,091
Citigroup Inc 6.625% (b)(m)		12,000	12,583
			30,420
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(m)(o)		44,000	43,952
Ally Financial Inc 4.7% (b)(m)		2,000	1,894
			45,846
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(g)(m)		2,056	2,076
TOTAL FINANCIALS			78,342
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (b)(m)		24,000	24,005
Aircastle Ltd 5.25% (b)(j)(m)		4,000	4,094
TOTAL INDUSTRIALS			28,099
TOTAL UNITED STATES			174,196
TOTAL PREFERRED SECURITIES (Cost $820,309)			878,745

U.S. Treasury Obligations - 45.0%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	1,574,000	1,321,299
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	808,000	725,938
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	370,000	339,432
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	690,400	646,872
US Treasury Bonds 4.375% 2/15/2038	3.61	70,000	72,152
US Treasury Bonds 4.625% 2/15/2046	4.57	19,000	19,134
US Treasury Bonds 4.75% 5/15/2055	4.65 to 4.91	2,562,000	2,607,335
US Treasury Notes 3.625% 10/31/2030	3.71	44,000	44,217
US Treasury Notes 3.75% 1/31/2031	3.63	2,160,000	2,181,938
US Treasury Notes 3.75% 10/31/2032	3.92	15,000	15,042
US Treasury Notes 3.75% 5/31/2030	3.57 to 3.80	20,000	20,209
US Treasury Notes 4% 2/15/2034	3.89 to 4.44	155,000	157,040
US Treasury Notes 4% 4/30/2032	4.11	80,000	81,534
US Treasury Notes 4.125% 7/31/2031	3.90	50,000	51,361
US Treasury Notes 4.25% 8/15/2035	4.02 to 4.15	1,790,000	1,834,470
US Treasury Notes 4.375% 5/15/2034	3.96 to 4.32	6,118,000	6,351,966
US Treasury Notes 4.5% 12/31/2031 (r)	4.70	400,000	418,453
US Treasury Notes 4.625% 4/30/2029	4.72	10,000	10,361
US Treasury Notes 4.75% 2/15/2045	4.54	30,000	30,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,890,443)			16,929,503

Money Market Funds - 11.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	3.70	3,869,782	3,870,556
Fidelity Securities Lending Cash Central Fund (s)(t)	3.69	505,522	505,572
TOTAL MONEY MARKET FUNDS (Cost $4,376,128)			4,376,128

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $37,327,572)	38,044,328
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(371,012)
NET ASSETS - 100.0%	37,673,316

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1	6/2026	209,234	295
CBOT US Treasury Long Bond Contracts (United States)	2	6/2026	236,813	2,372

TOTAL LONG				2,667

SHORT

Interest Rate Contracts
ICE Long GILT Futures (United Kingdom)	(1)	6/2026	(126,248)	(1,835)

TOTAL FUTURES CONTRACTS				832
The notional amount of long futures as a percentage of Net Assets is 1.2%.
The notional amount of short futures as a percentage of Net Assets is 0.3%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	4,173	USD	2,973	BNP Paribas SA	3/2026	(4)
CAD	5,000	USD	3,667	BNP Paribas SA	3/2026	(2)
EUR	23,000	USD	27,173	Goldman Sachs Bank USA	3/2026	3
EUR	78,000	USD	92,222	JPMorgan Chase Bank NA	4/2026	185
GBP	12,000	USD	16,529	JPMorgan Chase Bank NA	4/2026	(355)
USD	2,849	AUD	4,000	BNP Paribas SA	4/2026	3
USD	39,721	AUD	57,000	JPMorgan Chase Bank NA	4/2026	(833)
USD	6,616	CAD	9,000	BNP Paribas SA	4/2026	2
USD	112,893	CAD	153,000	Bank of America NA	4/2026	470
USD	1,919,230	EUR	1,598,000	BNP Paribas SA	4/2026	26,081
USD	5,921	EUR	5,000	Citibank NA	4/2026	(3)
USD	33,163	EUR	28,000	Goldman Sachs Bank USA	4/2026	(9)
USD	33,409	EUR	28,000	JPMorgan Chase Bank NA	4/2026	238
USD	703,233	GBP	511,000	Goldman Sachs Bank USA	4/2026	14,463

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						40,239
Unrealized Appreciation						41,445
Unrealized Depreciation						(1,206)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $349 and $349, respectively.
(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)	Non-income producing.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,647,617 or 20.3% of net assets.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Zero coupon bond which is issued at a discount.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,364,538 or 6.3% of net assets.

(o)	Security or a portion of the security is on loan at period end.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,923.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	334,434	10,537,699	7,001,404	40,311	(173)	-	3,870,556	3,869,782	0.0%
Fidelity Securities Lending Cash Central Fund	271,635	1,766,223	1,532,278	589	(8)	-	505,572	505,522	0.0%
Total	606,069	12,303,922	8,533,682	40,900	(181)	-	4,376,128

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	923,553	-	923,553	-

Bank Loan Obligations
Communication Services	30,506	-	30,506	-
Consumer Discretionary	134,744	-	134,417	327
Consumer Staples	9,892	-	4,887	5,005
Energy	36,184	-	34,549	1,635
Financials	15,706	-	15,706	-
Health Care	46,451	-	44,075	2,376
Industrials	102,214	-	92,904	9,310
Information Technology	67,098	-	67,098	-
Materials	128,268	-	128,268	-
Utilities	33,911	-	33,911	-

Commercial Mortgage Securities	497,591	-	497,591	-

Common Stocks
Communication Services	11,756	-	-	11,756
Health Care	5,021	-	-	5,021

Convertible Corporate Bonds
Communication Services	59,300	-	59,300	-
Energy	18,557	-	18,557	-
Financials	32,470	-	32,470	-
Information Technology	59,155	-	59,155	-
Utilities	12,825	-	12,825	-

Convertible Preferred Stocks
Consumer Discretionary	11,786	-	11,786	-
Financials	11,328	-	-	11,328
Information Technology	14,220	-	14,220	-

Foreign Government and Government Agency Obligations	1,358,697	-	1,358,697	-

Municipal Securities
Health Care	36,339	-	36,339	-

Non-Convertible Corporate Bonds
Communication Services	1,480,343	-	1,480,343	-
Consumer Discretionary	813,926	-	813,926	-
Consumer Staples	301,947	-	301,947	-
Energy	1,722,204	-	1,722,204	-
Financials	1,692,288	-	1,692,288	-
Health Care	1,380,708	-	1,380,708	-
Industrials	1,278,273	-	1,278,273	-
Information Technology	292,026	-	292,026	-
Materials	1,044,466	-	1,044,466	-
Real Estate	808,595	-	808,595	-
Utilities	1,379,604	-	1,379,604	-

Non-Convertible Preferred Stocks
Information Technology	8,000	8,000	-	-

Preferred Securities
Consumer Discretionary	120,753	-	120,753	-
Energy	323,982	-	323,982	-
Financials	405,911	-	403,835	2,076
Industrials	28,099	-	28,099	-

U.S. Treasury Obligations	16,929,503	-	16,929,503	-

Money Market Funds	4,376,128	4,376,128	-	-
Total Investments in Securities:	38,044,328	4,384,128	33,611,366	48,834
Derivative Instruments:

Assets
Futures Contracts	2,667	2,667	-	-
Forward Foreign Currency Contracts	41,445	-	41,445	-
Total Assets	44,112	2,667	41,445	-

Liabilities
Futures Contracts	(1,835)	(1,835)	-	-
Forward Foreign Currency Contracts	(1,206)	-	(1,206)	-
Total Liabilities	(3,041)	(1,835)	(1,206)	-
Total Derivative Instruments:	41,071	832	40,239	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	41,445	(1,206)
Total Foreign Exchange Risk	41,445	(1,206)
Interest Rate Risk
Futures Contracts (b)	2,667	(1,835)
Total Interest Rate Risk	2,667	(1,835)
Total Value of Derivatives	44,112	(3,041)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Tactical Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $486,713) - See accompanying schedule:
Unaffiliated issuers (cost $32,951,444)	$33,668,200
Fidelity Central Funds (cost $4,376,128)	4,376,128

Total Investment in Securities (cost $37,327,572)		$38,044,328
Cash		32,694
Foreign currency held at value (cost $20,578)		20,441
Receivable for investments sold		152,290
Unrealized appreciation on forward foreign currency contracts		41,445
Dividends receivable		289
Interest receivable		377,803
Distributions receivable from Fidelity Central Funds		10,684
Receivable for daily variation margin on futures contracts		105
Other receivables		538
Total assets		38,680,617
Liabilities
Payable for investments purchased
Regular delivery	$268,012
Delayed delivery	93,977
Unrealized depreciation on forward foreign currency contracts	1,206
Distributions payable	122,250
Accrued management fee	16,276
Collateral on securities loaned	505,580
Total liabilities		1,007,301
Net Assets		$37,673,316
Net Assets consist of:
Paid in capital		$37,505,677
Total accumulated earnings (loss)		167,639
Net Assets		$37,673,316
Net Asset Value, offering price and redemption price per share ($37,673,316 ÷ 750,000 shares)		$50.23
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$21,860
Interest		792,701
Income from Fidelity Central Funds (including $589 from security lending)		40,900
Total income		855,461
Expenses
Management fee	$89,888
Independent trustees' fees and expenses	33
Total expenses before reductions	89,921
Expense reductions	(1,120)
Total expenses after reductions		88,801
Net Investment income (loss)		766,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	100,723
Redemptions in-kind	(15,188)
Fidelity Central Funds	(181)
Forward foreign currency contracts	(22,851)
Foreign currency transactions	2,926
Futures contracts	1,812
Total net realized gain (loss)		67,241
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	455,766
Forward foreign currency contracts	16,148
Assets and liabilities in foreign currencies	(53)
Futures contracts	(1,806)
Total change in net unrealized appreciation (depreciation)		470,055
Net gain (loss)		537,296
Net increase (decrease) in net assets resulting from operations		$1,303,956
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$766,660	$1,395,776
Net realized gain (loss)	67,241	(597,398)
Change in net unrealized appreciation (depreciation)	470,055	256,073
Net increase (decrease) in net assets resulting from operations	1,303,956	1,054,451
Distributions to shareholders	(837,250)	(1,381,050)

Share transactions
Proceeds from sales of shares	15,010,164	7,461,848
Cost of shares redeemed	(4,979,372)	(4,814,417)

Net increase (decrease) in net assets resulting from share transactions	10,030,792	2,647,431
Total increase (decrease) in net assets	10,497,498	2,320,832

Net Assets
Beginning of period	27,175,818	24,854,986
End of period	$37,673,316	$27,175,818

Other Information
Shares
Sold	300,000	150,000
Redeemed	(100,000)	(100,000)
Net increase (decrease)	200,000	50,000

Financial Highlights
Fidelity® Tactical Bond ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$49.41	$49.71	$48.23	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.169	2.372	2.439	1.373
Net realized and unrealized gain (loss)	.908	(.335)	1.506	(1.782)
Total from investment operations	2.077	2.037	3.945	(.409)
Distributions from net investment income	(1.257)	(2.337)	(2.465)	(1.361)
Total distributions	(1.257)	(2.337)	(2.465)	(1.361)
Net asset value, end of period	$50.23	$49.41	$49.71	$48.23
Total Return D,E,F	4.25%	4.25%	8.46%	(.82)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56% I	.55%	.55%	.55% I
Expenses net of fee waivers, if any	.56 % I	.55%	.55%	.55% I
Expenses net of all reductions, if any	.55% I	.54%	.54%	.54% I
Net investment income (loss)	4.73% I	4.85%	5.06%	4.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$37,673	$27,176	$24,855	$14,469
Portfolio turnover rate J	68 % I,K	53% K	37% K	46% I

AFor the period January 24, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Total Bond ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (g)(h)(o)	6,062,787	6,071,051
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (g)(h)(o)	2,684,000	2,692,460
Aimco CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8811% 10/16/2038 (g)(h)(o)	26,046,000	26,104,369
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (g)(h)(o)	9,116,000	9,131,333
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (g)(h)(o)	12,806,000	12,813,082
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (g)(h)(o)	12,891,000	12,939,199
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (g)(h)(o)	14,693,000	14,751,875
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (g)(h)(o)	7,309,000	7,326,710
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.221% 4/23/2037 (g)(h)(o)	12,500,000	12,524,800
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (g)(h)(o)	14,695,000	14,709,695
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (g)(h)(o)	10,452,000	10,495,700
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (g)(h)(o)	250,000	250,730
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (g)(h)(o)	8,464,000	8,492,938
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (g)(h)(o)	4,765,000	4,778,323
OCP Aegis CLO Ltd Series 2024-39A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8911% 1/16/2037 (g)(h)(o)	26,881,000	26,881,000
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (g)(h)(o)	10,700,000	10,700,000
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1697% 4/21/2037 (g)(h)(o)	36,000,000	36,083,916
TOTAL BAILIWICK OF JERSEY		216,747,181
BERMUDA - 0.2%
Rr 27 Ltd Series 2025-27A Class A1AR, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2040 (g)(h)(o)	32,395,000	32,362,605
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (g)(h)(o)	10,108,000	10,107,949
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 1/15/2037 (g)(h)(o)	13,500,000	13,539,029
RRAM Series 2024-24A Class A1B2, CME Term SOFR 3 month Index + 1.55%, 5.2222% 1/15/2037 (g)(h)(o)	5,809,000	5,827,031
TOTAL BERMUDA		61,836,614
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (o)	428,713	433,219
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (o)	1,219,942	1,235,270
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (o)	2,388,787	2,414,336
TOTAL CANADA		4,082,825
GRAND CAYMAN (UK OVERSEAS TER) - 3.8%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0792% 7/22/2037 (g)(h)(o)	3,380,000	3,384,462
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (g)(h)(o)	6,610,000	6,630,835
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (g)(h)(o)	2,407,000	2,409,356
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (g)(h)(o)	5,649,000	5,655,948
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (g)(h)(o)	5,730,000	5,748,611
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (g)(h)(o)	9,588,000	9,609,813
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.0976% 7/20/2038 (g)(h)(o)	152,000	156,866
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (g)(h)(o)	15,421,000	15,477,888
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (g)(h)(o)	1,292,000	1,293,588
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (g)(h)(o)	991,000	992,383
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (g)(h)(o)	11,486,000	11,477,064
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.0722% 5/27/2038 (g)(h)(o)	24,607,000	24,710,153
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (g)(h)(o)	5,656,000	5,662,459
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9576% 7/17/2038 (g)(h)(o)	17,543,000	17,545,895
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (g)(h)(o)	987,000	990,248
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (g)(h)(o)	150,000	149,940
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (g)(h)(o)	3,378,000	3,386,546
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (g)(h)(o)	125,000	122,881
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (g)(h)(o)	8,242,992	8,251,466
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (g)(h)(o)	13,168,000	13,191,321
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (g)(h)(o)	12,578,000	12,602,603
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (g)(h)(o)	12,274,000	12,298,548
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (g)(h)(o)	1,224,000	1,226,093
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (g)(h)(o)	150,000	149,649
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (g)(h)(o)	250,000	252,085
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (g)(h)(o)	8,057,000	8,068,175
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (g)(h)(o)	7,985,000	7,994,414
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (g)(h)(o)	14,344,000	14,374,208
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (g)(h)(o)	12,780,000	12,767,220
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (g)(h)(o)	2,472,000	2,480,407
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (g)(h)(o)	23,985,000	24,074,176
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (g)(h)(o)	250,000	257,689
Cifc Fdg Ltd / Cifc Fdg LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2038 (g)(h)(o)	250,000	250,369
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2038 (g)(h)(o)	28,432,000	28,435,184
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (g)(h)(o)	7,839,000	7,855,305
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (g)(h)(o)	100,000	98,496
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (g)(h)(o)	11,642,000	11,657,333
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/25/2039 (e)(g)(h)(o)	40,416,000	40,423,437
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (g)(h)(o)	12,630,000	12,633,006
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2039 (g)(h)(o)	250,000	248,566
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9697% 4/20/2035 (g)(h)(o)	3,389,000	3,389,000
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (g)(h)(o)	6,020,000	6,027,766
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (g)(h)(o)	9,283,000	9,292,441
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/17/2037 (g)(h)(o)	6,856,000	6,865,736
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (g)(h)(o)	6,591,000	6,610,648
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (g)(h)(o)	3,502,000	3,507,123
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (g)(h)(o)	11,493,000	11,493,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (g)(h)(o)	27,720,000	27,755,509
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (g)(h)(o)	12,751,000	12,775,852
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (g)(h)(o)	11,320,000	11,351,764
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (g)(h)(o)	6,387,000	6,407,573
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.1676% 10/18/2037 (g)(h)(o)	3,490,000	3,499,015
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (g)(h)(o)	200,000	201,338
Fortress Credit Bsl Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 0% 4/20/2039 (e)(g)(h)(o)	250,000	250,000
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (o)	3,629,402	3,602,106
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (g)(h)(o)	4,719,000	4,717,985
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (g)(h)(o)	8,163,000	8,163,000
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.178% 4/25/2037 (g)(h)(o)	5,962,000	5,973,602
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (g)(h)(o)	2,347,000	2,348,699
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (g)(h)(o)	2,070,000	2,072,997
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (g)(h)(o)	11,119,000	11,166,056
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (g)(h)(o)	7,916,000	7,917,844
Magnetite LI Ltd Series 2025-51A Class A1, CME Term SOFR 3 month Index + 1.2%, 5.0916% 10/25/2038 (g)(h)(o)	20,000,000	20,027,220
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (g)(h)(o)	6,529,000	6,550,167
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (g)(h)(o)	1,238,000	1,238,933
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (g)(h)(o)	2,907,000	2,911,142
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (g)(h)(o)	31,123,000	31,155,835
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (g)(h)(o)	13,668,000	13,695,924
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (g)(h)(o)	100,000	100,431
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (g)(h)(o)	13,472,000	13,472,000
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (g)(h)(o)	5,981,000	5,987,884
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (g)(h)(o)	10,448,000	10,458,720
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (g)(h)(o)	11,163,000	11,175,893
Ocp Aegis Clo Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3474% 1/21/2038 (g)(h)(o)	250,000	249,942
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (g)(h)(o)	12,001,000	12,028,602
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (g)(h)(o)	8,510,000	8,524,544
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (g)(h)(o)	11,834,000	11,866,532
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (g)(h)(o)	7,599,000	7,611,956
OHA Credit Funding 16-R Ltd Series 2025-16RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8676% 10/20/2038 (g)(h)(o)	19,610,000	19,630,845
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (g)(h)(o)	17,500,000	17,575,075
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (g)(h)(o)	6,763,000	6,777,690
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3176% 4/20/2037 (g)(h)(o)	358,000	358,532
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (g)(h)(o)	27,328,000	27,308,160
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (g)(h)(o)	3,759,000	3,759,000
Palmer Square Clo Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2038 (g)(h)(o)	20,606,000	20,704,064
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (g)(h)(o)	100,000	100,003
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (g)(h)(o)	13,063,000	13,082,333
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 0% 4/20/2039 (e)(g)(h)(o)	11,503,000	11,508,222
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (g)(h)(o)	10,083,238	10,089,399
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (g)(h)(o)	4,018,405	4,018,405
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (g)(h)(o)	9,777,263	9,770,869
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (g)(h)(o)	25,404,000	25,378,774
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (o)	310,206	308,596
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (g)(h)(o)	35,400,000	35,465,561
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (g)(h)(o)	4,782,000	4,782,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (g)(h)(o)	4,495,000	4,501,810
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2041 (e)(g)(h)(o)	14,990,000	14,990,735
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (g)(h)(o)	7,485,000	7,513,368
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (g)(h)(o)	11,684,000	11,725,467
Sixth Street Clo Xviii Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.1676% 10/17/2038 (g)(h)(o)	19,162,000	19,233,819
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (g)(h)(o)	9,224,000	9,258,378
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (g)(h)(o)	4,217,000	4,222,773
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (h)(o)	471,115	471,346
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (o)	350,050	347,481
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (g)(h)(o)	4,115,000	4,126,222
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (g)(h)(o)	3,382,000	3,387,645
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		937,836,037
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (o)	2,758,098	2,810,723
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (g)(h)(o)	4,297,000	4,304,747
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (g)(h)(o)	3,000,000	3,003,468
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (g)(h)(o)	6,208,000	6,222,111
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (g)(h)(o)	7,545,000	7,568,963
TOTAL MULTI-NATIONAL		21,099,289
UNITED STATES - 3.0%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (o)	4,188,522	4,316,029
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (o)	3,913,583	4,032,720
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (o)	6,218,813	6,400,293
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (o)	544,640	530,201
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (o)	1,783,120	1,710,959
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (o)	7,999,914	8,218,992
Aligned Data Centers Issuer LLC Series 2023-1A Class A2, 6% 8/17/2048 (o)	330,000	331,622
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (o)	11,511,689	11,837,701
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (o)	68,619	68,152
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (o)	45,126	44,904
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (o)	5,771,009	5,803,186
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (o)	703,772	708,327
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (o)	2,922,097	2,931,985
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (o)	2,595,078	2,635,539
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (o)	12,737,335	12,811,641
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (o)	2,476,701	2,516,394
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (o)	1,548,053	1,485,146
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (n)(o)	12,876	12,906
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,400,000	1,414,997
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	4,971,700	4,986,612
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	89,700	89,802
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	996,000	1,004,072
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	8,465,000	8,551,251
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (o)	5,709,891	5,726,654
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	2,579,363	2,581,394
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (o)	39,971	39,771
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (o)	220,586	218,384
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (o)	186,315	183,987
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (o)	1,500,000	1,523,503
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (o)	2,500,000	2,614,320
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (o)	1,365,000	1,399,565
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (o)	1,000,000	1,058,030
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (o)	15,746,720	15,688,810
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (o)	1,494,130	1,492,706
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (o)	22,214,958	20,193,930
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (o)	7,628,403	7,512,865
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (o)	22,556,785	21,492,578
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (o)	10,089,713	10,194,218
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (o)	8,184,488	8,300,305
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (o)	1,576,546	1,583,121
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (o)	2,500,000	2,517,281
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (o)	2,225,000	2,232,372
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (o)	487,078	492,129
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (o)	793,097	796,121
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (o)	32,058,700	31,980,058
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (o)	22,853,700	22,826,680
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (o)	8,282,880	8,102,704
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (o)	11,635,963	11,173,982
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (o)	28,839,488	26,980,485
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (g)(h)(o)	5,990,000	6,000,980
Enterprise Fleet Financing LLC Series 2022-4 Class A2, 5.76% 10/22/2029 (o)	709,261	710,826
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (o)	188,059	188,259
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (o)	3,813,648	3,825,107
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (o)	2,000,000	2,026,224
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (o)	671,269	672,935
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	6,539,881	6,557,319
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	733,076	734,930
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,470,000	1,484,975
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,270,000	1,280,201
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	7,485,000	7,527,429
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (o)	13,478,000	13,504,916
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (o)	26,400,366	26,991,626
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (o)	14,970,505	15,388,601
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (o)	500,000	512,353
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (o)	8,295,000	8,426,010
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (o)	11,611,000	11,772,131
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (g)(h)(o)	12,517,000	12,498,225
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (o)	1,215,906	1,203,752
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (o)	1,143,235	1,149,434
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (o)	4,705,014	4,722,051
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (o)	23,315,490	23,978,564
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (o)	7,099,325	7,361,766
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	2,859,744	2,864,495
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (o)	1,508,413	1,510,638
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (o)	531,507	533,234
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (o)	2,315,679	2,328,676
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (o)	7,200,000	7,260,342
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (o)	170,000	175,582
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (o)	465,000	474,634
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (o)	17,966,105	18,162,063
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (g)(h)(o)	11,964,000	11,978,524
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (o)	10,670,000	10,698,993
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (o)	5,900,000	5,918,360
Optn Series 2026-A Class A, 4.32% 1/9/2034 (o)	4,720,000	4,735,104
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (o)	5,460,106	5,492,553
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (o)	10,000,000	10,176,496
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (o)	951,129	976,142
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (o)	2,220,280	2,150,821
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (o)	1,614,113	1,544,613
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (o)	8,800,000	8,940,671
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (o)	2,809,065	2,833,825
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (g)(h)(o)	1,898,048	1,892,604
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (o)	2,046,328	2,051,185
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (h)(o)	1,558,802	1,560,983
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (o)	4,075,866	4,094,522
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (o)	250,000	250,316
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (o)	262,000	260,166
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	7,800,144	7,811,816
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (o)	308,000	297,608
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (o)	6,715,000	6,731,178
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (o)	1,600,000	1,601,119
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (o)	1,800,000	1,805,568
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (o)	7,345,155	7,590,931
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (o)	3,850,739	3,870,251
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (o)	15,159,113	15,701,208
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (o)	21,212,488	21,451,270
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (o)	12,103,788	12,399,315
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (o)	8,787,763	8,787,586
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (o)	13,184,113	13,153,097
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (o)	19,334,263	19,310,572
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (o)	950,000	985,063
Taco Bell Fdg LLC Series 2021-1A Class A2I, 1.946% 8/25/2051 (o)	8,308,020	8,125,556
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (o)	22,408,838	22,662,824
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (o)	350,000	355,526
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (o)	1,000,000	1,018,557
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (o)	575,000	571,464
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (o)	1,500,000	1,529,634
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (o)	1,606,000	1,656,302
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (o)	460,000	471,087
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 4.987% 2/25/2056 (n)(o)	2,900,000	2,899,997
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	1,184,683	1,187,493
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (o)	1,972,042	1,973,817
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (o)	1,771,044	1,774,243
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (o)	8,967,573	9,182,164
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (o)	2,251,451	2,264,100
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (o)	4,881,989	4,936,476
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (o)	4,649,503	4,697,626
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (o)	654,958	671,426
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (o)	8,736,356	8,832,251
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	471,661	474,227
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	2,423,449	2,427,785
TOTAL UNITED STATES		757,942,677
TOTAL ASSET-BACKED SECURITIES (Cost $1,987,775,657)		2,002,355,346

Bank Loan Obligations - 4.6%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 12/13/2029 (g)(h)(i)	796,017	798,206
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 1/22/2031 (g)(h)(i)	132,407	132,448
		930,654
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/20/2030 (g)(h)(i)	4,940,676	4,932,425
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/22/2032 (g)(h)(i)	2,358,896	2,371,682
		7,304,107
TOTAL CONSUMER DISCRETIONARY		8,234,761
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/18/2031 (g)(h)(i)	2,455,200	2,457,361
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6636% 1/31/2033 (g)(h)(i)	1,147,817	1,100,470
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/12/2028 (g)(h)(i)	1,701,049	1,694,245
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 3/21/2031 (g)(h)(i)	834,050	832,172
Information Technology - 0.0%
Software - 0.0%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/31/2030 (g)(h)(i)	2,501,913	2,430,509
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.616% 5/29/2028 (g)(h)(i)	1,616,449	1,335,591
TOTAL CANADA		18,085,109
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (g)(h)(i)(j)	286,583	286,582
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.733% 12/10/2032 (g)(h)(i)	3,105,000	3,116,147
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (g)(h)(i)	691,964	691,590
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 2/4/2028 (g)(h)(i)	242,602	241,996

TOTAL FINLAND		933,586
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (g)(h)(i)	155,333	154,517
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (g)(h)(i)	11,640,329	11,651,970
TOTAL COMMUNICATION SERVICES		11,806,487
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Betclic Everest Group SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 12/10/2031 (g)(h)(i)(l)	725,000	725,304
TOTAL FRANCE		12,531,791
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 4/30/2030 (g)(h)(i)(l)	2,180,000	2,180,000
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (g)(h)(i)	1,763,467	1,762,674

TOTAL GERMANY		3,942,674
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1393% 10/18/2029 (g)(h)(i)	2,153,770	2,153,770
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9211% 1/9/2032 (g)(h)(i)	1,733,264	1,718,098
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% 11/24/2026 (g)(h)(i)(m)	246,629	13,565
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 11.7161% 4/9/2026 (g)(h)(i)(j)	1,460	1,386
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.7161% 4/9/2026 (g)(h)(i)(j)	5,883	5,589
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.1466% 4/9/2026 (g)(h)(i)(j)(k)	4,457	4,234
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 11.7161% 4/9/2026 (g)(h)(i)(j)	6,739	6,402

TOTAL INDIA		31,176
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 6/4/2032 (g)(h)(i)	1,507,425	1,484,814
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (g)(h)(i)	104,462	76,779
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (g)(h)(i)	2,275,000	2,201,063
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6668% 1/30/2031 (g)(h)(i)	1,261,574	1,114,916
TOTAL LUXEMBOURG		3,392,758
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (g)(h)(i)	6,524,858	6,518,073
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6464% 10/8/2032 (g)(h)(i)	715,000	701,894
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (g)(h)(i)	927,265	926,106
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9169% 4/3/2028 (g)(h)(i)	112,714	111,868
TOTAL MATERIALS		1,037,974
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (g)(h)(i)	2,865,662	1,203,578
TOTAL NETHERLANDS		9,461,519
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7741% 10/15/2029 (g)(h)(i)	1,000,000	994,880
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9222% 1/31/2032 (g)(h)(i)	1,310,000	1,288,346

TOTAL PUERTO RICO		2,283,226
SPAIN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.773% 11/15/2027 (g)(h)(i)	2,475,000	2,470,496
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.56% 11/17/2031 (g)(h)(i)	2,707,926	2,709,632
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (g)(h)(i)(l)	1,500,000	1,342,500
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (g)(h)(i)	4,642,551	4,150,720

TOTAL SWITZERLAND		5,493,220
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1708% 12/2/2031 (g)(h)(i)	7,922,943	7,686,680
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1836% 7/18/2030 (g)(h)(i)	5,221,779	5,187,524
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 7/31/2032 (g)(h)(i)	349,125	347,435
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 10/31/2029 (g)(h)(i)	2,884,947	2,872,571
TOTAL CONSUMER DISCRETIONARY		8,407,530
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9563% 8/30/2032 (g)(h)(i)	1,035,000	1,035,435
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/10/2031 (g)(h)(i)(l)	8,505,000	8,485,864
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 1/21/2030 (g)(h)(i)	540,923	539,976
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6672% 10/21/2030 (g)(h)(i)	1,139,525	1,135,457
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.927% 3/15/2032 (g)(h)(i)	2,348,200	2,337,938
TOTAL INDUSTRIALS		3,473,395
TOTAL UNITED KINGDOM		29,628,880
UNITED STATES - 4.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0236% 3/25/2026 (g)(h)(i)	1,129,917	646,878
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (g)(h)(i)(j)	30,082	31,310
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 3/25/2026 (g)(h)(i)	287,295	299,025
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (g)(h)(i)(j)	30,144	30,143
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 10/3/2031 (g)(h)(i)	282,027	200,239
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9224% 4/3/2031 (g)(h)(i)	3,000,000	2,715,000
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 3/29/2032 (g)(h)(i)	4,425,000	4,431,638
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 10/6/2032 (g)(h)(i)	2,725,000	2,725,000
		11,079,233
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	569,782	549,601
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	5,705,000	5,493,116
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 8/30/2030 (g)(h)(i)	1,735,856	1,722,837
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.677% 10/21/2032 (g)(h)(i)	615,000	614,231
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6597% 2/17/2033 (g)(h)(i)	2,295,001	2,297,870
		10,677,655
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 7/8/2031 (g)(h)(i)	558,494	504,974
Media - 0.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (g)(h)(i)	627,548	610,554
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1633% 10/28/2027 (g)(h)(i)	2,239,813	1,833,847
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9108% 12/15/2031 (g)(h)(i)	3,183,644	3,180,460
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (g)(h)(i)	7,205,346	6,798,244
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1713% 6/16/2032 (g)(h)(i)	2,204,475	2,022,606
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 6/28/2032 (g)(h)(i)	1,965,125	1,962,669
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0875% 12/31/2029 (g)(h)(i)	464,234	394,599
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.873% 12/31/2030 (g)(h)(i)	1,284,120	1,073,306
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (g)(h)(i)	402,249	297,663
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (g)(h)(i)	3,054,076	3,015,900
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 1/31/2029 (g)(h)(i)	3,719,876	3,696,627
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2875% 1/31/2029 (g)(h)(i)	2,263,717	2,256,179
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 1/30/2031 (g)(h)(i)	2,890,000	2,886,388
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (g)(h)(i)	1,215,000	1,131,979
		31,161,021
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 4/27/2028 (g)(h)(i)	4,045,110	4,047,659
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.43% 1/25/2031 (g)(h)(i)	393,000	393,982
		4,441,641
TOTAL COMMUNICATION SERVICES		57,864,524
Consumer Discretionary - 0.9%
Automobile Components - 0.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9105% 2/3/2033 (g)(h)(i)	1,315,000	1,307,610
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.523% 3/3/2028 (g)(h)(i)	3,088,015	2,713,594
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/6/2030 (g)(h)(i)	2,018,263	2,010,695
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 1/28/2032 (g)(h)(i)	3,536,138	3,524,362
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 3/25/2032 (g)(h)(i)	823,785	825,844
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8219% 12/22/2028 (g)(h)(i)	2,822,253	2,587,075
		12,969,180
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2875% 6/3/2028 (g)(h)(i)	2,208,082	2,153,808
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6498% 4/19/2030 (g)(h)(i)	1,340,000	1,338,325
		3,492,133
Broadline Retail - 0.1%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1668% 11/8/2032 (g)(h)(i)	2,410,946	2,407,546
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/23/2032 (g)(h)(i)	27,488,476	27,419,755
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (g)(h)(i)	278,811	83,643
		29,910,944
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 12/11/2030 (g)(h)(i)	3,599,369	3,580,725
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 5/24/2032 (g)(h)(i)	2,683,275	2,669,859
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 8/1/2030 (g)(h)(i)	1,504,802	1,501,506
		7,752,090
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4159% 7/30/2028 (g)(h)(i)	6,373,794	6,339,056
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 6/12/2030 (g)(h)(i)	113	108
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (g)(h)(i)	1,390,000	1,384,788
		7,723,952
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0231% 2/7/2029 (g)(h)(i)	3,020,921	3,007,719
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 6/24/2030 (g)(h)(i)	478,426	478,823
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 11/24/2028 (g)(h)(i)	1,060,284	1,063,263
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/6/2030 (g)(h)(i)	4,317,645	4,282,586
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/6/2031 (g)(h)(i)	3,840,960	3,800,629
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (g)(h)(i)	3,620,844	3,231,603
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (g)(h)(i)	329,346	304,316
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 4/2/2029 (g)(h)(i)	3,929,612	3,925,525
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/29/2029 (g)(h)(i)	17,952,694	17,835,285
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.173% 2/12/2029 (g)(h)(i)	3,799,856	3,808,177
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 11/30/2030 (g)(h)(i)	4,118,207	4,046,138
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/28/2032 (g)(h)(i)	3,469,038	3,406,179
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/26/2030 (g)(h)(i)	1,472,250	1,471,337
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1706% 12/4/2031 (g)(h)(i)	2,004,675	2,003,593
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/27/2032 (g)(h)(i)	761,175	763,078
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 1/17/2031 (g)(h)(i)	3,289,110	3,274,441
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 8/2/2028 (g)(h)(i)	2,747,110	2,740,682
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (g)(h)(i)	4,721,544	4,603,506
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 4/26/2030 (g)(h)(i)	3,308,203	3,257,555
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6708% 11/5/2031 (g)(h)(i)	2,022,132	2,023,406
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.677% 4/16/2029 (g)(h)(i)	741,060	740,134
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (g)(h)(i)	2,471,309	2,294,932
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 4/1/2031 (g)(h)(i)	2,462,500	2,457,378
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 7/18/2031 (g)(h)(i)	176,057	175,582
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1719% 8/18/2032 (g)(h)(i)	882,788	882,788
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 7/2/2032 (g)(h)(i)	2,806,353	2,539,749
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (g)(h)(i)(k)	119,647	108,281
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 3/14/2031 (g)(h)(i)	3,250,540	3,249,435
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (g)(h)(i)	10,430,117	10,023,342
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (g)(h)(i)	1,433,164	1,386,586
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 8/3/2028 (g)(h)(i)	3,211,546	3,202,715
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9169% 9/3/2029 (g)(h)(i)	981,579	694,879
		97,083,642
Household Durables - 0.0%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/26/2031 (g)(h)(i)	414,873	414,457
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.91% 10/24/2031 (g)(h)(i)	2,875,128	2,883,207
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (g)(h)(i)	2,368,191	2,191,121
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (g)(h)(i)	4,305,000	4,303,924
		9,792,709
Specialty Retail - 0.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5358% 11/5/2027 (g)(h)(i)	101,199	101,199
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (g)(h)(i)	3,379,884	3,378,465
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9208% 6/9/2031 (g)(h)(i)	2,142,875	2,133,232
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (g)(h)(i)	4,932,208	4,059,207
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 6/6/2031 (g)(h)(i)	1,236,900	1,067,346
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (g)(h)(i)(l)	635,000	604,241
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (g)(h)(i)(j)(m)	7,511	5,841
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (g)(h)(i)	1,560,000	1,550,952
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 9/29/2032 (g)(h)(i)	1,300,000	1,296,347
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2875% 10/20/2028 (g)(h)(i)	3,326,618	3,265,075
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 10/20/2028 (g)(h)(i)	454,725	452,047
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 2/4/2033 (g)(h)(i)(l)	2,465,000	2,434,188
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (h)(i)	284,311	85,293
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (g)(h)(i)	773,932	712,018
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (h)(i)	322,830	297,004
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (g)(h)(i)(j)	661,019	67,205
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (g)(h)(i)	7,022,247	6,267,355
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 4/16/2028 (g)(h)(i)	2,808,317	2,799,892
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2031 (g)(h)(i)	676,172	671,852
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 10/31/2029 (g)(h)(i)	3,112,298	3,072,741
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/10/2033 (g)(h)(i)(l)	1,190,000	1,175,875
		35,497,375
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/26/2031 (g)(h)(i)	3,400,450	3,389,841
TOTAL CONSUMER DISCRETIONARY		207,611,866
Consumer Staples - 0.1%
Beverages - 0.1%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 4/1/2032 (g)(h)(i)	806,867	810,699
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (g)(h)(i)	967,911	590,726
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7719% 1/24/2030 (g)(h)(i)	583,538	122,869
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (g)(h)(i)	933,112	927,570
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 3/31/2028 (g)(h)(i)	7,077,703	7,070,130
		9,521,994
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4099% 2/5/2029 (g)(h)(i)	128,889	129,506
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (g)(h)(i)	3,102,225	3,040,181
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5219% 8/1/2029 (g)(h)(i)	4,031,613	3,164,816
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (g)(h)(i)	487,343	475,213
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8964% 4/1/2029 (g)(h)(i)	1,408,137	1,388,776
		8,198,492
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/23/2030 (g)(h)(i)	662,310	663,138
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 10/28/2032 (g)(h)(i)	2,185,000	2,190,463
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (g)(h)(i)(j)(m)	972,365	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (g)(h)(i)(j)(m)	342,959	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (g)(h)(i)(j)(m)	203,658	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (g)(h)(i)(j)	1,073,619	1,073,619
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (g)(h)(i)(j)	1,430,903	708,297
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 2/12/2031 (g)(h)(i)	2,340,202	2,267,070
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (g)(h)(i)	2,394,650	2,406,623
		9,309,210
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5375% 5/17/2028 (g)(h)(i)	2,447,903	1,321,868
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2727% 2/23/2029 (g)(h)(i)	435,463	425,847
		1,747,715
TOTAL CONSUMER STAPLES		28,777,411
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.41% 7/9/2031 (g)(h)(i)	2,305,813	2,312,153
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2875% 3/31/2028 (g)(h)(i)	3,736,977	3,722,964
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.423% 12/31/2032 (g)(h)(i)	4,150,205	4,133,854
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.273% 11/19/2029 (g)(h)(i)	1,221,071	1,215,625
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 4/1/2030 (g)(h)(i)	2,014,731	2,024,804
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/30/2031 (g)(h)(i)	694,454	695,864
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (g)(h)(i)(m)	20,704,139	9,826,598
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9547% 2/28/2030 (g)(h)(i)	1,534,177	1,534,499
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/1/2029 (g)(h)(i)	1,771,173	1,771,616
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 10/1/2032 (g)(h)(i)	1,040,000	995,155
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.898% 5/25/2029 (g)(h)(i)	2,077,756	2,071,689
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.898% 5/25/2029 (g)(h)(i)	259,894	259,894
TOTAL ENERGY		30,564,715
Financials - 0.5%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 6/13/2031 (g)(h)(i)	2,959,804	2,826,317
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (g)(h)(i)	5,290,831	5,273,213
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 5/17/2031 (g)(h)(i)	1,302,182	1,287,063
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/15/2031 (g)(h)(i)	3,285,921	3,092,873
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1602% 9/5/2031 (g)(h)(i)	2,211,348	2,166,656
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (g)(h)(i)	2,603,071	2,562,411
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6727% 12/15/2031 (g)(h)(i)	5,640,256	5,454,918
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (g)(h)(i)	709,638	690,121
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 12/1/2028 (g)(h)(i)	981,290	974,853
		24,328,425
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (g)(h)(i)	1,565,000	1,488,706
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 11/5/2032 (g)(h)(i)	1,890,000	1,884,103
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 9/30/2031 (g)(h)(i)	391,305	342,392
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 9/22/2032 (g)(h)(i)	2,055,000	1,924,508
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7007% 4/16/2029 (g)(h)(i)	1,665,031	1,660,868
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 11/17/2031 (g)(h)(i)	3,255,441	3,166,926
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 7/31/2031 (g)(h)(i)	6,023,112	5,637,271
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 7/31/2031 (g)(h)(i)	693,263	661,719
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.423% 2/16/2032 (g)(h)(i)	890,000	864,413
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (g)(h)(i)	960,000	941,702
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 7/30/2032 (g)(h)(i)	1,925,209	1,877,887
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.418% 2/20/2030 (g)(h)(i)	1,350,698	1,352,954
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6517% 7/6/2032 (g)(h)(i)	324,188	323,782
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.664% 11/21/2031 (g)(h)(i)	962,588	962,790
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 6/24/2031 (g)(h)(i)	1,871,549	1,852,497
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 6/24/2031 (g)(h)(i)	753,250	745,815
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (g)(h)(i)(l)	1,735,000	1,730,662
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (g)(h)(i)	6,971,196	6,953,768
		34,372,763
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 6/21/2032 (g)(h)(i)	3,009,650	2,916,862
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 11/6/2030 (g)(h)(i)	14,747,254	14,256,908
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 5/28/2032 (g)(h)(i)	2,748,113	2,610,322
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/19/2031 (g)(h)(i)	1,097,450	1,070,771
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 1/30/2032 (g)(h)(i)	2,326,900	2,299,931
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 12/29/2031 (g)(h)(i)	1,342,499	1,298,385
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 9/19/2030 (g)(h)(i)	10,148,503	10,118,058
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 9/19/2030 (g)(h)(i)	4,493,684	4,479,080
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (g)(h)(i)	8,335,881	8,183,084
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0375% 1/20/2029 (g)(h)(i)	3,185,327	3,183,352
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (g)(h)(i)	3,919,556	3,840,185
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (g)(h)(i)	5,496,652	5,430,252
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 9/29/2030 (g)(h)(i)	2,923,283	2,905,013
		62,592,203
TOTAL FINANCIALS		121,293,391
Health Care - 0.4%
Biotechnology - 0.0%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 8/12/2031 (g)(h)(i)	765,000	763,087
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/28/2033 (g)(h)(i)(l)	1,355,000	1,352,181
		2,115,268
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/15/2031 (g)(h)(i)	2,558,075	2,556,796
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 3/30/2029 (g)(h)(i)	194,441	194,461
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (g)(h)(i)(l)	4,925,000	4,863,439
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 8/1/2031 (g)(h)(i)	3,567,837	3,593,703
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 10/23/2030 (g)(h)(i)	731,325	732,524
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.423% 10/23/2028 (g)(h)(i)	1,342,665	1,344,115
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (g)(h)(i)(l)	928,260	883,007
QuidelOrtho Corp Tranche A-DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (g)(h)(i)(l)	81,740	77,755
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 8/23/2032 (g)(h)(i)	3,900,225	3,895,350
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/30/2031 (g)(h)(i)	1,951,439	1,950,229
		20,091,379
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0668% 2/15/2029 (g)(h)(i)	659,625	339,595
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.423% 9/17/2032 (g)(h)(i)	608,475	605,773
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (g)(h)(i)(j)	244,953	191,063
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9105% 2/11/2028 (g)(h)(i)	2,314,552	2,212,457
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/9/2031 (g)(h)(i)	2,502,786	2,507,090
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 2/6/2033 (g)(h)(i)	1,155,000	1,152,598
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1697% 10/1/2032 (g)(h)(i)	1,125,000	1,124,134
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 9/24/2031 (g)(h)(i)	4,037,249	3,483,379
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/23/2031 (g)(h)(i)	3,095,091	3,101,529
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.6637% 10/23/2031 (g)(h)(i)(k)	400,627	401,461
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 8/25/2032 (g)(h)(i)	801,486	799,026
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (g)(h)(i)	183,418	182,926
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (g)(h)(i)	45,699	45,576
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7047% 12/17/2032 (g)(h)(i)	535,000	535,669
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 4/15/2031 (g)(h)(i)	1,981,016	1,978,104
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (g)(h)(i)	187,022	172,060
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.673% 12/12/2030 (g)(h)(i)	2,485,000	2,437,636
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 1% 12/12/2030 (g)(h)(i)(k)	1,065,000	1,044,701
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 2/21/2031 (g)(h)(i)	2,500,622	2,495,445
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1764% 12/4/2031 (g)(h)(i)	4,909,246	4,896,679
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (g)(h)(i)(l)	1,104,000	1,033,156
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7858% 10/1/2028 (g)(h)(i)	2,313,930	2,312,773
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1668% 12/30/2032 (g)(h)(i)	707,763	708,471
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/30/2032 (g)(h)(i)(k)(l)	107,237	107,344
		33,868,645
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 2/15/2029 (g)(h)(i)	7,206,757	7,008,571
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (i)	265,000	241,812
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4213% 5/1/2031 (g)(h)(i)	5,881,191	5,199,326
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 9/28/2029 (g)(h)(i)	1,073,456	1,010,122
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 11/26/2031 (g)(h)(i)	6,905,172	6,508,125
		19,967,956
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 12/12/2031 (g)(h)(i)	4,906,821	4,845,486
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (g)(h)(i)	15,829,113	15,398,245
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 8/2/2032 (g)(h)(i)	1,541,138	1,540,490
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4213% 10/31/2032 (g)(h)(i)	710,000	709,850
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 4/23/2031 (g)(h)(i)	3,373,859	3,374,702
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/5/2028 (g)(h)(i)	2,273,334	2,279,336
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/19/2031 (g)(h)(i)	2,920,128	2,816,113
		26,118,736
TOTAL HEALTH CARE		107,007,470
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 10/31/2030 (g)(h)(i)	408,788	408,640
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/27/2032 (g)(h)(i)	807,510	804,312
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 2/26/2032 (g)(h)(i)	2,754,949	2,749,963
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 2.007% 2/26/2032 (g)(h)(i)(k)	261,082	260,609
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 4/1/2032 (g)(h)(i)	775,000	775,969
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4097% 2/4/2033 (g)(h)(i)	1,825,000	1,818,156
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.423% 12/11/2031 (g)(h)(i)	1,837,904	1,836,379
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (g)(h)(i)(k)	89,595	89,520
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 8/19/2032 (g)(h)(i)	2,304,225	2,302,889
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.923% 3/22/2030 (g)(h)(i)	3,823,053	3,818,580
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 1/19/2032 (g)(h)(i)	3,880,925	3,877,859
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1596% 2/13/2033 (g)(h)(i)	1,100,000	1,100,836
		19,843,712
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 10/31/2031 (g)(h)(i)	1,577,840	1,581,785
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 10/31/2031 (g)(h)(i)	600,160	601,660
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.523% 11/23/2028 (g)(h)(i)	1,366,201	1,345,926
STG Distribution LLC 1LN, term loan 8% 7/13/2026 (h)(i)(j)	123,784	123,785
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan 8% 7/13/2026 (h)(i)(j)	27,996	27,996
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% 7/13/2026 (g)(h)(i)(j)	2,228	2,228
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% 10/3/2029 (g)(h)(i)(j)(m)	30,891	30,891
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% 10/3/2029 (g)(h)(i)(j)(m)	122,923	1,106
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan 8% 7/13/2026 (h)(i)(j)	30,960	30,960
		3,746,337
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/3/2029 (g)(h)(i)	1,061,239	1,062,990
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/14/2029 (g)(h)(i)	565,547	566,396
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 9/8/2032 (g)(h)(i)	3,369,435	3,355,654
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2847% 8/1/2028 (g)(h)(i)	253,692	182,658
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0097% 4/12/2028 (g)(h)(i)	6,589,553	4,812,747
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 5/15/2031 (g)(h)(i)	1,933,920	1,244,961
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9227% 5/31/2030 (g)(h)(i)	313,425	311,971
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (g)(h)(i)	2,697,070	2,684,367
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/24/2029 (g)(h)(i)	486,250	487,466
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6719% 2/20/2032 (g)(h)(i)	2,903,243	2,869,362
		17,578,572
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 12/21/2028 (g)(h)(i)	7,406,608	7,378,833
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/20/2032 (g)(h)(i)	8,014,913	8,009,943
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (g)(h)(i)	4,985,839	4,068,146
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 5/31/2028 (g)(h)(i)	1,458,968	1,462,163
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (g)(h)(i)	9,399,790	8,013,321
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.273% 5/3/2029 (g)(h)(i)	850,706	588,688
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6898% 2/9/2031 (g)(h)(i)	240,123	240,423
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (g)(h)(i)	16,346,558	12,627,716
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (g)(h)(i)(j)	2,895,820	2,952,520
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6599% 2/9/2033 (g)(h)(i)	5,125,000	4,924,254
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 10/21/2028 (g)(h)(i)	2,130,996	2,132,338
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2728% 3/3/2032 (g)(h)(i)	2,069,813	2,070,682
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6653% 9/6/2032 (g)(h)(i)	760,000	764,119
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 11/1/2031 (g)(h)(i)	2,138,944	2,140,719
Jupiter Buyer Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 4.25% 11/1/2031 (g)(h)(i)(k)	151,590	151,716
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3776% 11/8/2032 (g)(h)(i)	1,441,819	1,443,808
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (g)(h)(i)	2,549,572	2,550,057
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (g)(h)(i)	11,735,000	11,033,834
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4547% 12/31/2032 (g)(h)(i)	2,706,027	2,696,258
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1399% 10/8/2032 (g)(h)(i)	460,000	459,140
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7875% 12/10/2026 (g)(h)(i)	545,205	544,523
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 9/10/2032 (g)(h)(i)	1,015,000	1,020,075
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0375% 10/19/2030 (g)(h)(i)	399,589	359,630
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7875% 4/19/2030 (g)(h)(i)	416,602	411,395
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 11/2/2029 (g)(h)(i)	3,373,435	3,328,737
		81,373,038
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9108% 3/27/2031 (g)(h)(i)	468,159	468,576
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 11/3/2031 (g)(h)(i)	986,936	990,637
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4201% 1/27/2033 (g)(h)(i)	1,115,000	1,119,181
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1668% 2/16/2028 (g)(h)(i)	1,500,000	1,503,285
		4,081,679
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4213% 8/12/2032 (g)(h)(i)	1,930,609	1,930,608
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 7/16/2032 (g)(h)(i)	1,009,925	990,151
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (g)(h)(i)	2,723,368	2,718,765
		3,708,916
Machinery - 0.1%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.41% 1/2/2033 (g)(h)(i)	675,000	678,132
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (g)(h)(i)	917,700	920,572
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (g)(h)(i)	1,460,000	1,461,825
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1608% 3/15/2030 (g)(h)(i)	1,632,324	1,631,818
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1602% 2/3/2033 (g)(h)(i)	2,450,000	2,440,813
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1713% 9/28/2028 (g)(h)(i)	1,402,936	1,374,218
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6711% 10/10/2031 (g)(h)(i)	584,683	585,660
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 11/22/2029 (g)(h)(i)	1,382,738	1,379,475
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/2/2032 (g)(h)(i)	312,638	312,637
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.773% 3/25/2031 (g)(h)(i)	4,922,451	4,913,837
		15,698,987
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9176% 4/20/2028 (g)(h)(i)	432,234	431,304
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4176% 5/28/2032 (g)(h)(i)	937,913	937,622
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (g)(h)(i)	3,413,504	3,407,121
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4264% 2/24/2031 (g)(h)(i)	1,737,324	1,735,882
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (g)(h)(i)	1,823,900	1,825,049
		8,336,978
Professional Services - 0.0%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 8/12/2032 (g)(h)(i)	1,968,340	1,937,181
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 9/29/2031 (g)(h)(i)	2,962,713	2,951,602
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 10/30/2031 (g)(h)(i)	519,750	519,100
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 2/26/2033 (g)(h)(i)(l)	540,000	539,325
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 12/29/2028 (g)(h)(i)	3,026,421	1,293,795
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4169% 9/29/2028 (g)(h)(i)	756,629	755,388
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 5/30/2031 (g)(h)(i)	290,575	290,697
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 7/31/2031 (g)(h)(i)	3,533,780	3,415,399
		11,702,487
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6731% 4/8/2030 (g)(h)(i)	928,014	924,386
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4099% 8/6/2030 (g)(h)(i)	843,416	845,001
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (g)(h)(i)(k)	41,584	41,663
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9219% 1/2/2029 (g)(h)(i)	244,966	247,722
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.4336% 8/10/2029 (g)(h)(i)	716,532	544,342
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/26/2028 (g)(h)(i)	1,463,263	1,458,185
		4,061,299
TOTAL INDUSTRIALS		172,062,613
Information Technology - 0.9%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4172% 10/24/2030 (g)(h)(i)	77,819	78,014
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 7/2/2029 (g)(h)(i)	1,282,488	1,282,488
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 7/9/2032 (g)(h)(i)	2,296,014	2,291,721
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 7/29/2033 (g)(h)(i)	1,235,000	1,224,194
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/30/2031 (g)(h)(i)	962,500	927,339
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 11/9/2029 (g)(h)(i)	1,135,000	1,097,500
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.923% 8/18/2031 (g)(h)(i)	2,221,900	2,221,211
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 3/17/2032 (g)(h)(i)	781,080	781,080
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1608% 10/1/2032 (g)(h)(i)	1,292,567	1,293,110
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 1.25% 10/1/2032 (g)(h)(i)(k)	249,194	249,298
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/16/2032 (g)(h)(i)(k)	169,000	169,061
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2063% 12/16/2032 (g)(h)(i)	1,131,000	1,131,407
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/21/2033 (g)(h)(i)(l)	1,760,000	1,755,600
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9227% 10/24/2031 (g)(h)(i)	2,173,050	2,168,986
		16,592,995
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1719% 2/3/2031 (g)(h)(i)	2,353,450	2,286,518
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (g)(h)(i)	152,000	123,834
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (g)(h)(i)	4,552,027	3,928,991
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.923% 10/31/2030 (g)(h)(i)	1,781,560	1,719,205
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 3/21/2033 (g)(h)(i)	2,115,000	1,706,107
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 3/22/2032 (g)(h)(i)	5,306,943	4,787,606
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 6/17/2031 (g)(h)(i)	2,779,813	2,555,704
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5227% 2/1/2029 (g)(h)(i)	890,000	658,600
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (g)(h)(i)	9,118,130	7,781,777
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 6/20/2031 (g)(h)(i)	2,479,950	2,471,692
X Corp 1LN, term loan 9.5% 10/26/2029 (i)	9,700,000	10,170,450
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (g)(h)(i)	9,712,600	9,732,803
		47,923,287
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4211% 2/4/2033 (g)(h)(i)	905,000	906,358
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (g)(h)(i)	2,445,000	2,451,870
		3,358,228
Software - 0.6%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 2/24/2031 (g)(h)(i)	3,066,183	3,000,598
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/11/2028 (g)(h)(i)	6,620,112	6,289,106
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 7/6/2029 (g)(h)(i)	1,417,821	886,138
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 8/13/2032 (g)(h)(i)	5,528,035	5,116,197
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 3/21/2031 (g)(h)(i)	1,980,050	1,834,516
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (g)(h)(i)	3,916,235	3,710,633
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8981% 10/9/2032 (g)(h)(i)	1,875,000	1,723,838
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6608% 2/4/2033 (g)(h)(i)	7,450,000	6,848,711
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.673% 2/19/2029 (g)(h)(i)	735,000	589,227
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (g)(h)(i)	1,167,075	1,134,980
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 4/2/2029 (g)(h)(i)(j)	2,014,650	1,962,791
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 10/9/2029 (g)(h)(i)	3,512,825	3,391,141
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2872% 11/6/2028 (g)(h)(i)	227,811	116,638
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/30/2031 (g)(h)(i)	2,301,027	2,228,476
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/12/2029 (g)(h)(i)	4,636,021	4,508,531
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2032 (g)(h)(i)	3,693,174	3,388,487
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (g)(h)(i)	3,205,000	2,756,300
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 12/31/2031 (g)(h)(i)	6,965,403	4,719,061
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 5/3/2028 (g)(h)(i)	5,103,323	4,129,456
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 2/23/2029 (g)(h)(i)	3,130,000	2,238,920
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (g)(h)(i)	6,945,187	6,099,333
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9213% 7/31/2026 (g)(h)(i)	2,424,249	1,402,016
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4096% 11/15/2032 (g)(h)(i)	1,265,000	1,234,956
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (g)(h)(i)	10,762,846	9,140,777
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.7727% 6/4/2029 (g)(h)(i)	740,000	555,000
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6719% 5/9/2033 (g)(h)(i)	2,555,000	1,903,475
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (g)(h)(i)	1,738,803	1,410,604
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 7/16/2031 (g)(h)(i)	1,594,465	1,516,735
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (g)(h)(i)	4,668,621	4,462,175
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5285% 5/15/2028 (g)(h)(i)	801,408	327,912
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0285% 5/15/2028 (g)(h)(i)	186,736	185,336
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 4/24/2028 (g)(h)(i)	565,725	526,730
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 4/24/2028 (g)(h)(i)	1,860,562	1,714,824
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 9/8/2032 (g)(h)(i)	4,785,000	4,626,521
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6668% 4/5/2030 (g)(h)(i)	4,859,801	3,630,271
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1676% 12/19/2030 (g)(h)(i)	1,305,000	1,213,650
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/13/2029 (g)(h)(i)	1,767,675	1,587,602
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 5/9/2031 (g)(h)(i)	3,067,773	3,039,212
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (g)(h)(i)	11,319,198	10,690,983
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (g)(h)(i)	2,684,993	2,593,247
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (i)	622,685	705,061
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (g)(h)(i)	4,797,248	4,969,421
		124,109,586
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 2/20/2032 (g)(h)(i)(l)	201,000	201,000
TOTAL INFORMATION TECHNOLOGY		192,263,110
Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4227% 11/24/2027 (g)(h)(i)(j)	1,287,247	1,232,539
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (g)(h)(i)	330,000	295,350
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (g)(h)(i)	3,875,190	3,710,495
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (h)(i)(k)	20,521	20,559
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7875% 6/9/2028 (g)(h)(i)	161,615	145,252
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 10.7875% 6/12/2028 (g)(h)(i)	78,056	78,203
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.273% 9/30/2028 (g)(h)(i)	5,044,008	5,026,505
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9219% 12/14/2029 (g)(h)(i)	2,967,755	2,641,302
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/23/2031 (g)(h)(i)	1,809,368	1,733,610
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/15/2032 (g)(h)(i)	4,005,000	3,990,983
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9097% 1/14/2033 (g)(h)(i)	2,385,000	2,370,094
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6713% 10/28/2032 (g)(h)(i)	1,065,000	1,068,546
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6641% 11/1/2030 (g)(h)(i)	1,469,701	1,469,084
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (g)(h)(i)	8,623,411	8,447,752
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (g)(h)(i)	7,936,725	7,069,320
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (g)(h)(i)	8,771,249	8,594,245
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2105% 3/15/2030 (g)(h)(i)	646,471	606,603
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (g)(h)(i)	6,430,748	6,339,624
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (g)(h)(i)	1,627,847	1,623,273
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 10/29/2032 (g)(h)(i)	1,060,000	1,062,650
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3856% 12/16/2031 (g)(h)(i)	1,176,365	1,050,400
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (g)(h)(i)	2,267,927	1,763,313
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.173% 9/30/2031 (g)(h)(i)	953,549	953,549
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (g)(h)(i)(k)	99,234	99,234
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/9/2032 (g)(h)(i)	1,635,900	1,633,168
		63,025,653
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/10/2032 (g)(h)(i)	5,220,550	5,215,225
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 10/15/2032 (g)(h)(i)	1,056,857	1,059,943
		6,275,168
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 3/3/2031 (g)(h)(i)	4,988,915	4,766,210
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.912% 6/9/2031 (g)(h)(i)	6,100,963	6,064,357
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (g)(h)(i)	7,825,000	7,751,680
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1708% 11/29/2030 (g)(h)(i)	2,231,930	2,229,140
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.848% 4/13/2029 (g)(h)(i)	8,378,404	8,303,166
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 4/1/2032 (g)(h)(i)	5,023,980	4,968,364
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 1/26/2033 (g)(h)(i)	1,290,000	1,286,840
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/1/2031 (g)(h)(i)	1,155,086	1,152,197
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 2/18/2033 (g)(h)(i)(l)	1,830,000	1,804,838
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 4/21/2031 (g)(h)(i)	2,364,290	2,372,423
		40,699,215
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1764% 8/23/2032 (g)(h)(i)	1,378,075	1,375,774
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/23/2031 (g)(h)(i)	678,960	679,666
TOTAL MATERIALS		112,055,476
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/31/2030 (g)(h)(i)	1,236,306	1,236,826
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1727% 8/21/2030 (g)(h)(i)	374,800	374,799
TOTAL REAL ESTATE		1,611,625
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5203% 4/16/2031 (g)(h)(i)	2,020,834	2,024,310
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 12/20/2030 (g)(h)(i)	3,720,397	3,727,131
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6713% 1/27/2031 (g)(h)(i)	3,752,055	3,739,673
		9,491,114
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/30/2031 (g)(h)(i)	2,307,661	2,298,292
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 7/31/2030 (g)(h)(i)	1,619,075	1,620,467
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/26/2032 (g)(h)(i)	1,240,788	1,237,302
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (g)(h)(i)	3,200,111	3,197,455
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (g)(h)(i)(k)	407,692	407,354
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (g)(h)(i)	3,633,170	3,646,794
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 11/25/2032 (g)(h)(i)	1,265,000	1,267,214
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1525% 12/15/2031 (g)(h)(i)	519,750	520,659
		14,195,537
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 6/23/2028 (g)(h)(i)	1,557,440	1,504,876
TOTAL UTILITIES		25,191,527
TOTAL UNITED STATES		1,056,303,728
TOTAL BANK LOAN OBLIGATIONS (Cost $1,196,325,954)		1,156,027,206

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (g)(h) (Cost $1,750,000)	1,750,000	1,825,193

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (o)	1,300,000	1,300,000
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (h)(o)	829,724	790,055
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (h)(o)	2,242,517	2,266,931
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (o)	1,674,635	1,693,684
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (h)(o)	1,582,426	1,567,936
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (h)(o)	936,196	933,909
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (h)(o)	1,897,391	1,867,754
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (o)	5,565,595	5,478,080
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (o)	8,366,853	8,344,535
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (h)(o)	3,161,351	3,201,923
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	71,469	70,953
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 7/25/2042 (g)(h)	2,537,699	2,518,463
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	100,114	99,724
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	13,575,052	12,124,788
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	6,274,075	5,950,865
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	111,456	110,934
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	34,830	34,647
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	9,664,072	9,039,293
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,923,729	1,796,182
Fannie Mae Guaranteed REMIC Series 2019-33 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 7/25/2049 (g)(h)	11,313,433	11,207,969
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2817% 12/25/2049 (g)(h)	1,343,713	1,333,459
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	2,025,712	1,779,467
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	3,785,737	3,676,470
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	1,279,541	1,188,386
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	3,251,430	2,969,874
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	335,702	293,697
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	356,755	312,116
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	318,174	278,036
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	913,832	779,466
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	294,881	269,510
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	1,306,629	1,190,362
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	863,373	791,791
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	7,851,690	7,176,996
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	463,876	421,998
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	269,519	256,623
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	378,864	358,858
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	6,495,935	6,105,643
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	1,363,433	1,274,101
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	278,498	268,702
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	530,662	505,747
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	4,358,102	4,243,448
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	530,995	511,716
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	576,903	557,327
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	179,479	168,864
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,313,890	3,095,425
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	1,021,537	1,016,061
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	1,283,282	1,179,337
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	3,122,465	2,858,625
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	2,320,904	2,303,109
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	336,742	307,058
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	1,496,142	1,382,075
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	202,090	201,013
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	618,350	549,127
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,389,680	1,280,686
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (g)(h)	6,656,283	6,635,158
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (g)(h)	13,449,929	13,407,243
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (g)(h)	7,574,463	7,547,810
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (g)(h)	19,739,979	19,677,279
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	986,718	981,741
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	380,971	362,827
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	1,238,311	1,154,096
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	2,046,960	1,757,598
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (g)(h)	10,610,659	10,738,827
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (g)(h)	11,040,981	11,175,623
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (g)(h)	1,046,786	1,059,349
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (g)(h)	1,244,117	1,260,632
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2053 (g)(h)	2,600,113	2,618,861
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (g)(h)	9,139,505	9,206,501
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	5,604,299	5,441,283
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,655,644	1,560,925
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	1,190,289	1,137,996
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	852,463	798,989
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	938,875	888,345
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (g)(h)	6,995,922	7,052,930
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 3/25/2055 (g)(h)	15,733,241	15,885,312
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 2/25/2055 (g)(h)	12,168,533	12,233,520
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (g)(h)	4,671,850	4,705,082
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (g)(h)	6,090,611	6,155,256
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (g)(h)	7,047,142	7,119,691
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (g)(h)	4,654,078	4,698,043
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (g)(h)	4,710,943	4,750,078
Fannie Mae Series 2010-47 Class JB, 5% 5/25/2030	982,551	996,864
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	956,762	924,016
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	652,263	656,671
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	455,693	433,876
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	12,347,517	10,230,586
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	361,094	330,310
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	264,547	240,485
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	368,795	337,675
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	395,069	348,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	13,755	13,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4716 Class PA, 3% 7/15/2044	432,591	429,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	139,997	131,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	374,832	311,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	803,467	756,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	4,721,987	4,513,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	3,042,340	2,609,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	774,081	689,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,844,326	1,466,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	5,763,449	5,010,894
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	977,569	901,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	950,440	869,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	240,008	210,055
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	996,461	919,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	315,127	277,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	310,178	270,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	820,012	746,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	366,422	333,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,676,314	1,507,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	1,034,606	943,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	684,251	623,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	330,028	306,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	2,254,615	2,065,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	211,269	192,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	494,385	450,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	203,479	188,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	415,187	377,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	390,759	351,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	10,775,701	9,812,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	415,189	377,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	154,301	143,392
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	640,736	597,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	975,239	882,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	3,270,635	3,101,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	225,153	213,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	821,119	781,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	165,374	153,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	257,971	241,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	364,222	354,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	710,285	681,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	1,209,220	1,168,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	507,872	494,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	716,243	692,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	316,285	320,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (g)(h)	1,955,007	1,940,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	668,401	671,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 10/25/2053 (g)(h)	3,087,999	3,133,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (g)(h)	3,777,863	3,799,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (g)(h)	9,481,345	9,549,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (g)(h)	3,786,711	3,806,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (g)(h)	7,151,129	7,208,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (g)(h)	8,892,371	8,967,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 3/25/2055 (g)(h)	13,387,677	13,493,871
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (o)	10,174,325	10,004,136
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (n)(o)	683,206	676,461
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (h)(o)	2,400,965	2,431,038
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (o)	1,393,267	1,336,295
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (h)(o)	999,718	967,645
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (h)(o)	1,835,973	1,857,922
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (h)(o)	2,721,725	2,731,603
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (o)	253,265	240,885
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (o)	884,332	849,518
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (o)	6,389,357	6,257,008
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (n)(o)	1,595,794	1,607,201
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (h)(o)	2,633,223	2,641,522
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (o)	24,380	24,346
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (o)	161,094	159,019
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (h)(o)	5,051,341	4,973,797
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (h)(o)	3,615,602	3,504,603
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (o)	615,345	615,345
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (n)(o)	3,349,835	3,303,587
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (o)	8,633,777	8,482,843
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (h)(o)	1,877,331	1,886,811
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (o)	1,789,578	1,775,972
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (o)	576,923	572,615
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (h)(o)	395,909	392,295
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (h)(o)	6,017,245	5,968,229
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (h)(o)	3,162,066	3,097,694
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (o)	4,782,563	4,790,313
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (o)	1,064,480	1,037,501
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (o)	3,592,244	3,629,649
TOTAL UNITED STATES		471,668,478
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $460,136,521)		471,668,478

Commercial Mortgage Securities - 4.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (o)	818,000	783,046
UNITED STATES - 4.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (g)(h)(o)	15,080,000	15,155,656
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 6.05% 2/15/2043 (g)(h)(o)	660,000	662,882
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2097% 4/15/2042 (g)(h)(o)	1,351,000	1,349,312
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6987% 10/15/2034 (g)(h)(o)	421,000	421,236
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (o)	362,094	350,336
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (o)	111,000	105,931
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	270,000	265,985
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8745% 7/15/2049 (h)	1,200,000	1,164,163
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	565,000	502,913
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,700,000	1,683,958
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	624,965	621,279
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	101,128	100,779
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	320,318	318,904
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (h)	1,340,000	1,240,311
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	149,480	149,580
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	926,108	913,577
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	71,780	70,404
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	112,000	107,279
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	229,647	224,999
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	500,000	439,804
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (h)(u)	9,444,870	339,366
BANK Series 2022-BNK39 Class C, 3.2684% 2/15/2055 (h)	466,000	408,893
BANK Series 2022-BNK44 Class A5, 5.7432% 11/15/2055 (h)	7,185,000	7,754,719
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (h)	305,000	324,436
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	2,365,000	2,548,337
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (h)	575,000	582,622
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (h)	275,000	280,948
BANK5 Series 2024-5YR12 Class C, 6.3021% 12/15/2057 (h)	355,000	366,612
BANK5 Series 2025-5YR14 Class XA, 0.9831% 4/15/2058 (h)(u)	31,471,919	1,149,776
BANK5 Series 2025-5YR14 Class XB, 0.2714% 4/15/2058 (h)(u)	78,532,000	1,008,437
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (h)(o)	1,220,000	1,055,305
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (o)	15,818,000	15,839,683
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	1,775,000	1,575,451
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5863% 4/15/2053 (h)	439,000	381,377
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	300,000	282,172
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (h)	250,000	243,998
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1347% 11/15/2056 (h)	489,000	502,851
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	140,000	145,345
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	250,000	257,981
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (o)	1,035,000	853,713
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	810,000	829,227
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	264,000	270,388
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (h)(o)	509,000	498,235
BBCMS Mortgage Trust Series 2025-5C37 Class C, 6.002% 9/15/2058 (h)	1,511,000	1,554,280
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (h)(o)(u)	25,300,000	1,013,356
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (h)	879,000	912,520
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (o)	184,000	154,983
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1139% 7/15/2058 (h)	490,000	509,205
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9066% 12/15/2058 (h)	230,000	235,611
Bbcms Mtg Tr Series 2025-5C34 Class C, 6.8065% 5/15/2058 (h)	1,892,000	2,007,859
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	127,000	126,946
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	311,329	309,772
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	565,430	563,990
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	540,000	482,466
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (h)(o)	575,000	549,545
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (h)(o)	631,000	597,715
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.232% 7/15/2054 (h)(u)	4,041,973	183,613
Benchmark Mortgage Trust Series 2021-B29 Class B, 2.4534% 9/15/2054	575,000	495,415
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.6136% 3/15/2055 (h)	1,000,000	813,172
Benchmark Mortgage Trust Series 2022-B35 Class B, 4.4424% 5/15/2055 (h)	500,000	442,241
Benchmark Mortgage Trust Series 2023-V4 Class B, 7.4601% 11/15/2056 (h)	250,000	266,652
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	1,159,000	1,191,889
Benchmark Mortgage Trust Series 2024-V5 Class B, 6.0594% 1/10/2057 (h)	640,000	659,853
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	280,000	290,703
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (h)(u)	48,068,000	705,898
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.7653% 8/15/2058 (h)(o)(u)	10,228,000	700,935
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	4,400,000	4,589,928
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2992% 11/15/2041 (g)(h)(o)	1,621,000	1,625,053
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3486% 7/15/2039 (g)(h)(o)	1,511,005	1,512,894
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (g)(h)(o)	6,968,895	6,968,895
BLP Commercial Mortgage Trust Series 2024-IND2 Class D, CME Term SOFR 1 month Index + 2.5904%, 6.25% 3/15/2041 (g)(h)(o)	428,328	428,327
Bmo 2025-C12 Mortgage Trust Series 2025-C12 Class C, 6.3932% 6/15/2058 (h)	1,835,000	1,926,420
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3251% 9/15/2054 (h)	2,800,000	2,921,627
BMO Mortgage Trust Series 2023-C4 Class C, 5.8624% 2/15/2056 (h)	710,989	725,831
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (h)	455,000	490,023
BMO Mortgage Trust Series 2024-5C3 Class B, 6.5567% 2/15/2057 (h)	200,000	207,069
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (h)	212,000	215,289
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (h)	586,000	607,128
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (h)(u)	37,800,000	948,417
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.7492% 10/15/2058 (h)(u)	26,292,000	885,062
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	2,900,000	2,960,761
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7069% 4/15/2058 (h)(u)	17,592,624	463,705
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (h)	997,000	998,084
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (o)	415,000	423,601
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (g)(h)(o)	4,493,000	4,494,404
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3012% 6/15/2041 (g)(h)(o)	2,218,000	2,219,386
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5009% 6/15/2041 (g)(h)(o)	1,569,000	1,570,471
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0487% 6/15/2041 (g)(h)(o)	1,474,000	1,475,843
Bpr Coml Mtg Trust Series 2025-STAR Class C, 6.0608% 11/5/2042 (h)(o)	1,450,000	1,464,065
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (h)(o)	20,712,000	21,307,687
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (h)(o)	8,900,000	9,197,486
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (h)(o)	633,000	658,216
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (h)(o)	1,414,000	1,483,392
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (h)(o)	1,460,000	1,508,493
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (h)(o)	268,000	277,063
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (h)(o)	156,000	151,904
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.3004% 11/15/2042 (g)(h)(o)	1,143,000	1,144,841
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8482% 11/15/2042 (g)(h)(o)	1,429,000	1,431,147
Bway Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (h)(o)	1,418,000	1,497,313
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (h)(o)	3,550,000	3,335,796
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (h)(o)	1,146,000	1,045,519
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (g)(h)(o)	1,899,896	1,899,896
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 6.9175% 2/15/2039 (g)(h)(o)	945,000	944,705
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 7.7655% 2/15/2039 (g)(h)(o)	795,900	796,256
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.3476% 5/15/2034 (g)(h)(o)	3,116,966	3,124,758
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (h)(o)	443,000	457,517
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (h)(o)	110,000	114,693
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (h)(o)	411,000	428,344
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (h)(o)	3,354,000	3,633,838
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (g)(h)(o)	23,066,867	23,074,075
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3495% 3/15/2041 (g)(h)(o)	610,750	611,132
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.348% 3/15/2041 (g)(h)(o)	1,750,000	1,751,074
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (g)(h)(o)	22,743,117	22,771,546
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.1515% 4/15/2040 (g)(h)(o)	906,642	908,909
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3498% 4/15/2040 (g)(h)(o)	2,667,341	2,680,678
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (h)(o)	11,508,273	11,515,465
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.348% 5/15/2041 (g)(h)(o)	700,000	698,765
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7063% 4/15/2034 (g)(h)(o)	235,490	234,312
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0063% 4/15/2034 (g)(h)(o)	1,917,000	1,900,227
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3063% 4/15/2034 (g)(h)(o)	210,000	207,900
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6063% 4/15/2034 (g)(h)(o)	220,000	217,525
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (h)(o)	28,186,000	26,770,984
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 6.5945% 12/15/2038 (g)(h)(o)	1,229,035	1,228,651
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 6.9935% 12/15/2038 (g)(h)(o)	1,427,888	1,427,442
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.9245% 2/15/2038 (g)(h)(o)	1,188,601	1,186,308
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3745% 2/15/2038 (g)(h)(o)	1,477,697	1,474,848
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (g)(h)(o)	3,274,000	3,267,861
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6733% 10/15/2036 (g)(h)(o)	3,496,000	3,487,271
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8731% 10/15/2036 (g)(h)(o)	5,034,000	5,018,289
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0728% 10/15/2036 (g)(h)(o)	1,147,000	1,143,420
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.722% 10/15/2036 (g)(h)(o)	3,283,000	3,274,803
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.7206% 10/15/2036 (g)(h)(o)	667,732	666,898
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (g)(h)(o)	717,122	716,898
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (g)(h)(o)	3,727,500	3,726,335
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2214% 2/15/2039 (g)(h)(o)	2,060,800	2,060,156
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6205% 2/15/2039 (g)(h)(o)	592,200	592,015
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (g)(h)(o)	6,539,971	6,539,971
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (g)(h)(o)	3,149,300	3,149,300
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.2998% 12/9/2040 (g)(h)(o)	301,000	301,000
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.2485% 12/9/2040 (g)(h)(o)	1,750,000	1,750,000
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 6.4505% 10/15/2041 (g)(h)(o)	599,488	600,237
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 6.7489% 8/15/2041 (g)(h)(o)	849,906	851,750
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.2505% 11/15/2041 (g)(h)(o)	170,000	170,094
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1992% 11/15/2041 (g)(h)(o)	2,000,000	1,999,498
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (g)(h)(o)	21,951,581	21,958,441
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3495% 2/15/2039 (g)(h)(o)	885,455	886,285
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.398% 2/15/2039 (g)(h)(o)	885,455	886,561
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2481% 3/15/2034 (g)(h)(o)	319,950	317,003
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.4026% 4/15/2040 (g)(h)(o)	8,163,406	8,176,161
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (g)(h)(o)	22,535,000	22,549,175
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.12% 3/15/2043 (g)(h)(o)	2,977,000	2,980,737
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.67% 3/15/2043 (g)(h)(o)	435,000	436,363
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (h)(o)	500,000	482,597
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (h)(o)	5,460,000	5,112,074
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (h)(o)(u)	104,100,000	2,553,219
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (g)(h)(o)	1,400,000	1,399,137
BX Trust 2021 Series 2021-LBA Class DJV, CME Term SOFR 1 month Index + 1.9645%, 5.6245% 2/15/2036 (g)(h)(o)	1,250,000	1,249,615
BX Trust 2021 Series 2021-LBA Class DV, CME Term SOFR 1 month Index + 1.9645%, 5.6245% 2/15/2036 (g)(h)(o)	988,512	988,208
BX Trust 2021 Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.3645%, 6.0245% 2/15/2036 (g)(h)(o)	1,000,000	999,692
BX Trust 2021 Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.3645%, 6.0245% 2/15/2036 (g)(h)(o)	723,591	723,368
BX Trust 2021 Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 2/15/2036 (g)(h)(o)	100,000	99,968
BX Trust 2021 Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 2/15/2036 (g)(h)(o)	310,788	310,692
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5696% 6/15/2041 (g)(h)(o)	2,600,000	2,572,375
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5975% 6/15/2041 (g)(h)(o)	3,000,000	2,996,303
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (g)(h)(o)	17,098,247	17,103,591
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3512% 4/15/2041 (g)(h)(o)	1,130,757	1,131,464
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6008% 4/15/2041 (g)(h)(o)	938,971	939,557
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3483% 4/15/2041 (g)(h)(o)	1,425,923	1,421,461
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5998% 11/15/2041 (g)(h)(o)	191,343	191,582
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5984% 11/15/2041 (g)(h)(o)	917,066	913,507
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (g)(h)(o)	37,090,547	37,044,184
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (g)(h)(o)	4,524,809	4,513,497
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (g)(h)(o)	6,374,358	6,358,455
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.6009% 3/15/2030 (g)(h)(o)	1,656,299	1,656,298
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (h)(o)	8,328,000	8,012,553
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0695% 11/15/2038 (g)(h)(o)	747,053	743,797
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (g)(h)(o)	8,090,486	8,087,958
BX Trust Series 2021-RISE Class F, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 11/15/2036 (g)(h)(o)	705,850	705,629
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 6.7245% 11/15/2036 (g)(h)(o)	770,940	770,699
BX Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 5.7115% 9/15/2034 (g)(h)(o)	1,441,147	1,439,796
BX Trust Series 2021-XL2 Class G, CME Term SOFR 1 month Index + 2.9573%, 6.6173% 10/15/2038 (g)(h)(o)	380,100	379,981
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (g)(h)(o)	842,800	843,063
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (g)(h)(o)	190,399	190,637
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4987% 4/15/2037 (g)(h)(o)	159,599	159,898
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 7.6467% 4/15/2037 (g)(h)(o)	960,400	962,801
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3597% 1/15/2039 (g)(h)(o)	3,303,000	3,301,968
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0097% 1/15/2039 (g)(h)(o)	647,360	646,551
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 6.3597% 1/15/2039 (g)(h)(o)	761,025	760,134
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9587% 1/15/2039 (g)(h)(o)	1,065,435	1,061,836
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (g)(h)(o)	16,063,581	16,063,581
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (g)(h)(o)	3,693,025	3,693,025
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7993% 2/15/2039 (g)(h)(o)	211,784	211,784
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8477% 2/15/2039 (g)(h)(o)	2,962,572	2,961,906
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (g)(h)(o)	1,838,200	1,838,200
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6005% 3/15/2041 (g)(h)(o)	2,440,900	2,440,900
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (g)(h)(o)	19,832,000	19,805,195
BX Trust Series 2025-DIME Class E, 6.6597% 2/15/2035 (h)(o)	1,455,000	1,453,181
BX Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3597% 2/15/2035 (g)(h)(o)	2,187,000	2,178,175
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.6097% 6/15/2040 (g)(h)(o)	181,564	182,926
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.26% 10/15/2042 (g)(h)(j)(o)	1,235,000	1,235,494
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (g)(h)(o)	4,323,000	4,323,000
BX Trust Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.1097% 6/15/2035 (g)(h)(o)	1,344,000	1,345,260
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9597% 6/15/2035 (g)(h)(o)	1,828,000	1,826,870
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8504% 3/15/2042 (g)(h)(o)	2,215,000	2,202,541
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5993% 3/15/2042 (g)(h)(o)	1,704,000	1,684,023
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 6.9097% 7/15/2044 (g)(h)(o)	910,000	912,775
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.4097% 12/15/2044 (g)(h)(o)	1,350,000	1,352,525
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (h)(o)	9,562,000	9,802,390
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (o)	111,200,000	726,981
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (o)	1,941,881	1,588,038
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	4,342,387	4,301,685
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.4097% 10/15/2037 (g)(h)(o)	615,000	615,738
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	700,000	698,606
Citigroup Commercial Mortgage Trust Series 2016-P4 Class B, 3.377% 7/10/2049	1,000,000	957,374
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 3.9198% 7/10/2049 (h)	215,000	200,647
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (h)(o)	625,000	570,939
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (h)(o)	1,025,000	914,882
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	887,332	865,743
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (h)(o)	1,012,000	1,042,642
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (h)(o)	1,343,000	1,355,919
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 10/12/2040 (h)(o)	2,579,000	2,583,772
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7343% 11/10/2047 (h)	263,149	254,594
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (h)	2,150,000	2,054,540
COMM Mortgage Trust Series 2015-DC1 Class C, 4.1805% 2/10/2048 (h)	1,150,000	1,014,760
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4255% 2/10/2048 (h)	441,244	420,526
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,904,000	1,886,697
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	429,356	427,190
COMM Mortgage Trust Series 2017-CD4 Class B, 3.947% 5/10/2050 (h)	121,000	116,353
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5868% 9/10/2050 (h)	278,000	266,892
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (h)(o)	1,670,000	1,733,305
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (h)(o)	350,000	348,013
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	215,000	216,362
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5481% 8/15/2041 (g)(h)(o)	2,274,000	2,272,379
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (h)(o)	100,000	89,165
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2536% 6/15/2050 (h)	801,000	714,490
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	271,142	270,001
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	1,203,531	1,200,608
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 5.957% 12/15/2030 (g)(h)(o)	809,000	746,049
CSMC Trust Series 2019-UVIL Class A, 3.1595% 12/15/2041 (o)	150,000	143,700
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (h)(o)	1,310,000	1,181,356
Cstl Coml Mtg Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (h)(o)	1,235,000	1,252,043
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (h)(o)	1,600,000	1,619,474
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (h)(o)	315,000	319,215
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	875,063	869,489
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,025,000	1,838,671
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	400,000	361,917
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	749,000	648,995
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3822% 8/10/2044 (h)(o)	1,399,427	1,364,428
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6597% 3/15/2034 (g)(h)(o)	2,250,000	2,254,795
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (h)(o)	1,071,000	1,104,646
DTP Commercial Mortgage Trust Series 2023-STE2 Class B, 5.9822% 1/15/2041 (h)(o)	120,000	122,441
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (h)(o)	500,000	514,020
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (h)(o)	1,825,000	1,864,654
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (h)(o)	150,000	146,978
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (o)	8,502,000	8,569,008
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (h)(o)	390,000	393,011
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (h)(o)	1,480,000	1,524,000
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (h)(o)	391,000	399,948
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (h)(o)	330,000	337,795
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (h)(o)	100,000	102,330
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (g)(h)(o)	24,610,000	24,640,763
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (g)(h)(o)	4,380,000	4,388,205
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (g)(h)(o)	2,135,000	2,140,351
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.0097% 10/15/2042 (g)(h)(o)	945,000	952,105
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7597% 10/15/2042 (g)(h)(o)	945,000	952,105
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (g)(h)(o)	24,469,000	24,476,647
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (g)(h)(o)	2,512,000	2,516,710
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2597% 2/15/2043 (g)(h)(o)	1,704,000	1,708,260
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5597% 2/15/2043 (g)(h)(o)	790,000	794,579
Extended Stay America Trust Series 2026-ESH2 Class F, 7.4097% 2/15/2043 (o)	1,430,000	1,440,083
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 7.9097% 12/15/2039 (g)(h)(o)	653,000	655,040
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.3097% 12/15/2039 (g)(h)(o)	1,554,000	1,566,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,288,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	5,526,000	5,549,289
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,800,000	1,645,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (g)(h)	7,477,534	7,464,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (h)	4,100,000	4,185,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (h)	2,800,000	2,852,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (h)	3,400,000	3,474,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,500,000	4,606,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (h)	7,600,000	7,760,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (h)	1,100,000	1,124,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (h)	2,600,000	2,638,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (h)	23,296,237	23,286,532
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (g)(h)	14,496,727	14,496,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (h)	6,100,000	6,157,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (g)(h)	5,226,497	5,226,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (g)(h)	6,999,335	6,999,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (g)(h)	14,300,000	14,302,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (g)(h)	4,500,000	4,501,405
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (h)(o)	500,000	509,571
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.143% 8/10/2044 (h)(o)	1,545,594	1,521,744
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	182,672
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	516,972	514,361
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	1,650,000	1,650,408
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (o)	115,000	99,870
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.699% 9/10/2052 (h)	2,126,000	1,832,156
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (h)(o)	1,055,000	946,800
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (h)(o)	438,000	359,596
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (h)(o)	2,750,000	2,757,523
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (h)(o)	202,000	206,524
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (h)(o)	848,000	866,227
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.3141% 11/25/2041 (g)(h)(o)	1,260,000	1,261,202
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.1141% 11/25/2041 (g)(h)(o)	430,000	429,812
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.8097% 7/15/2040 (g)(h)(o)	1,355,000	1,351,443
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (g)(h)(o)	2,620,000	2,615,088
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (h)(o)	3,100,000	3,093,305
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (h)(o)	1,000,000	992,226
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (h)(o)	3,000,000	2,951,235
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (h)(o)	7,259,000	7,409,295
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.51% 3/15/2042 (g)(h)(o)	394,000	396,315
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (h)(o)	1,094,000	1,116,881
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.525% 2/15/2047 (h)	628,000	611,892
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6083% 1/15/2048 (h)(o)	1,180,000	1,046,943
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.3970% 12/15/2049 (h)	275,000	246,636
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	719,287	715,160
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	251,755	250,869
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (o)	385,000	367,194
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (o)	50,000	34,022
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(o)	76,000	43,828
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (h)(o)	630,000	585,522
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (h)(o)	629,818	567,703
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (h)(o)	846,000	845,983
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (h)(o)	675,000	666,692
KNDR Trust Series 2021-KIND Class B, CME Term SOFR 1 month Index + 1.4645%, 5.13% 8/15/2038 (g)(h)(o)	173,575	172,707
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.53% 8/15/2038 (g)(h)(o)	322,353	319,129
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.08% 8/15/2038 (g)(h)(o)	1,689,129	1,668,015
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6597% 3/15/2042 (g)(h)(o)	578,378	577,420
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.3007% 10/15/2041 (g)(h)(o)	674,683	675,297
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (g)(h)(o)	7,860,000	7,594,725
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (g)(h)(o)	1,986,000	1,867,103
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7528% 5/15/2039 (g)(h)(o)	1,113,000	1,013,417
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2016% 5/15/2039 (g)(h)(o)	1,354,000	1,145,518
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8745% 3/15/2038 (g)(h)(o)	24,564	24,380
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1745% 3/15/2038 (g)(h)(o)	224,000	221,760
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5245% 3/15/2038 (g)(h)(o)	195,300	191,638
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (h)(o)	318,000	322,003
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (o)	300,000	305,759
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.3754% 4/15/2038 (g)(h)(o)	2,314,400	2,314,400
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 6.9754% 4/15/2038 (g)(h)(o)	2,600,000	2,599,999
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9745% 7/15/2038 (g)(h)(o)	2,327,000	2,324,091
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.5245% 7/15/2038 (g)(h)(o)	2,473,000	2,469,909
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.2703% 1/15/2039 (g)(h)(o)	2,952,000	2,950,155
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.9189% 1/15/2039 (g)(h)(o)	1,748,000	1,746,908
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.6172% 1/15/2027 (g)(h)(o)	913,600	914,775
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (g)(h)(o)	5,800,000	5,804,818
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.3097% 9/15/2040 (g)(h)(o)	907,000	908,327
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1597% 9/15/2040 (g)(h)(o)	1,080,000	1,082,934
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.9097% 9/15/2040 (g)(h)(o)	1,015,000	1,018,950
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	450,000	475,363
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0280% 5/15/2048 (h)	463,983	446,305
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0280% 5/15/2048 (h)	716,000	644,328
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8794% 11/15/2049 (h)	245,000	212,361
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	2,090,000	2,073,165
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,484,263
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,200,000	1,182,760
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	250,000	245,154
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,017,356	964,495
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (o)	307,836	266,720
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,284,000	1,174,810
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	185,000	186,250
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	1,437,751	1,426,019
Morgan Stanley Capital I Trust Series 2020-HR8 Class B, 2.704% 7/15/2053	270,000	237,127
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (o)	1,519,127	1,609,995
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.8553% 5/5/2029 (h)(o)(u)	15,644,967	397,324
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (h)(o)	349,000	338,284
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1913% 9/24/2057 (h)(o)	376,000	363,273
Msbam Series 2025-5C2 Class C, 5.743% 11/15/2058 (h)	1,000,000	1,003,766
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8763% 12/15/2056 (h)	64,000	70,528
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (h)	716,000	783,032
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (o)	100,000	82,530
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (h)(o)	906,000	923,620
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (h)(o)	2,338,000	2,383,397
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (h)(o)	1,640,000	1,663,741
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (g)(h)(o)	29,932,000	29,932,000
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (g)(h)(o)	3,894,000	3,896,438
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (g)(h)(o)	4,322,000	4,324,701
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.8% 3/15/2043 (g)(h)(o)	1,395,000	1,394,386
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (o)	750,000	720,682
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (o)	1,786,000	1,545,783
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (h)(o)	422,000	425,260
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (h)(o)	950,000	949,547
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (h)(o)	391,000	392,943
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (h)(o)	1,431,000	1,440,004
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (o)	1,772,000	1,896,672
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (g)(h)(o)	3,200,000	3,207,982
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.4097% 8/15/2042 (g)(h)(o)	1,680,000	1,678,946
SCG Trust Series 2025-SNIP Class D, CME Term SOFR 1 month Index + 2.6%, 6.2597% 9/15/2042 (g)(h)(o)	1,343,000	1,352,247
SCG Trust Series 2025-SNIP Class E, 7.0597% 9/15/2042 (h)(o)	1,679,000	1,688,444
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8481% 11/15/2034 (g)(h)(o)	375,200	375,200
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8467% 11/15/2034 (g)(h)(o)	312,900	311,869
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (h)(o)	470,000	425,526
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2597% 10/15/2041 (g)(h)(o)	912,000	920,373
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.1097% 10/15/2041 (g)(h)(o)	237,000	238,826
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.36% 1/15/2039 (g)(h)(o)	2,943,000	2,939,321
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.01% 1/15/2039 (g)(h)(o)	620,000	619,245
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (g)(h)(o)	19,248,896	19,242,881
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (g)(h)(o)	8,114,114	8,111,578
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1031% 11/15/2038 (g)(h)(o)	569,573	569,395
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.3523% 11/15/2038 (g)(h)(o)	3,020,669	3,021,794
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 6.7479% 11/15/2038 (g)(h)(o)	2,558,467	2,557,022
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3906% 10/15/2034 (g)(h)(o)	1,146,000	1,147,182
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.677% 11/15/2036 (g)(h)(o)	645,000	642,590
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.325% 11/15/2036 (g)(h)(o)	1,523,000	1,515,413
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.974% 11/15/2036 (g)(h)(o)	252,000	249,980
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 6.3009% 2/15/2042 (g)(h)(o)	915,000	909,852
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8986% 2/15/2042 (g)(h)(o)	3,095,000	3,067,092
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (g)(h)(o)	39,894,000	39,943,899
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (g)(h)(o)	2,999,000	3,006,498
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6515% 12/15/2039 (g)(h)(o)	5,588,000	5,615,948
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 6.4005% 12/15/2039 (g)(h)(o)	1,410,000	1,418,813
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	1,327,828	1,316,252
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	742,834	739,129
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0245% 7/15/2039 (g)(h)(o)	500,000	484,751
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (h)(o)	655,000	671,849
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (h)(o)	455,000	467,459
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (h)(o)	325,000	338,211
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (o)	1,569,000	1,363,110
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (o)	80,000	66,503
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (h)(o)	240,000	241,071
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (h)(o)	695,000	696,967
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	775,000	675,905
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.8285% 7/15/2048 (g)(h)(o)	4,000,000	4,000,686
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	2,479,752	2,465,897
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,787,320	1,779,234
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3425% 11/15/2049 (h)	1,279,000	1,242,157
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	194,416	193,791
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	385,127	383,648
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (h)	100,000	96,589
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5, 3.729% 5/15/2052	5,000,000	4,913,002
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	133,994	132,917
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	675,769	659,621
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (o)	250,000	196,005
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (g)(h)(o)	1,021,000	1,020,529
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.9645%, 6.6245% 2/15/2040 (g)(h)(o)	600,000	598,496
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (h)(o)	846,000	859,264
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3328% 11/15/2057 (h)	969,000	999,737
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	290,000	291,981
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (h)	780,000	789,522
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (h)(o)	8,813,000	8,896,990
WFCM Series 2022-C62 Class B, 4.3448% 4/15/2055 (h)	886,000	810,290
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.1597% 8/15/2042 (g)(h)(o)	1,680,000	1,690,491
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (h)(o)	521,000	535,856
TOTAL UNITED STATES		1,096,599,776
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,086,474,281)		1,097,382,822

Common Stocks - 0.0%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA ADR	37,621	630,152
Azul SA ADR	913,575	279,188

TOTAL BRAZIL		909,340
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (j)	146,008	2,653,405
Altice France Holding SA rights (j)(o)(r)	2,358	26,525

TOTAL FRANCE		2,679,930
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (j)	164,682	2
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (j)(r)	236	44
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc (j)(r)	9,363	800,075
New Fortress Energy Inc	17,410	18,977
TOTAL ENERGY		819,052
Financials - 0.0%
Banks - 0.0%
First Republic Bank/CA (r)(s)	3,000	1
Capital Markets - 0.0%
Fg Parent, LLC Class A (j)	8,817	0
Financial Services - 0.0%
Carnelian Point Holdings LP warrants 6/30/2027 (j)(r)	350	1,022
TOTAL FINANCIALS		1,023
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)(r)	35,749	301,722
Cano Health LLC warrants 6/28/2029 (j)(r)	1,756	2,440
ModivCare Inc (j)	24,262	136,474
TOTAL HEALTH CARE		440,636
Industrials - 0.0%
Professional Services - 0.0%
Fusion Parent, LLC Class A (j)	8,817	256,046
TOTAL UNITED STATES		1,516,801
TOTAL COMMON STOCKS (Cost $6,078,743)		5,106,073

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (o)	1,457,000	1,534,950
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	1,945,000	1,300,232
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (h)	2,657,325	9,387,001
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	5,482,000	5,235,310
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	698,000	1,214,171
ON Semiconductor Corp 0% 5/1/2027 (q)	1,092,000	1,470,378
Wolfspeed Inc 2.5% 6/15/2031	459,000	775,997
Wolfspeed Inc 2.5% 6/15/2031 (o)	112,000	189,350
		3,649,896
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	2,539,000	3,444,154
Terawulf Inc 0% 5/1/2032 (o)(q)	2,114,000	2,318,212
		5,762,366
TOTAL INFORMATION TECHNOLOGY		9,412,262
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,936,000	2,069,196
TOTAL UNITED STATES		26,103,769
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $19,842,715)		28,938,951

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	39,036	1,917,058
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j)	78,127	2,201,619
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	49,145	2,254,281
TOTAL UNITED STATES		6,372,958
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,307,212)		6,372,958

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (o)		1,235,000	1,245,421
Angola Republic 8.75% 4/14/2032 (o)		500,000	490,529
Angola Republic 9.244% 1/15/2031 (o)		300,000	304,511
Angola Republic 9.375% 5/8/2048 (o)		854,000	769,668
Angola Republic 9.875% 10/15/2035 (o)		320,000	325,816
TOTAL ANGOLA			3,135,945
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (n)		9,628,264	8,150,742
Argentine Republic 1% 7/9/2029		1,887,078	1,664,762
Argentine Republic 3.5% 7/9/2041 (n)		2,023,000	1,413,136
Argentine Republic 4.125% 7/9/2035 (n)		9,857,239	7,413,876
Argentine Republic 5% 1/9/2038 (n)		4,273,000	3,359,240
TOTAL ARGENTINA			22,001,756
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (o)		824,000	759,110
Republic of Armenia 6.75% 3/12/2035 (o)		946,000	1,002,173
TOTAL ARMENIA			1,761,283
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (o)		809,000	905,376
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (o)		515,000	486,309
Bahrain Kingdom 5.875% 2/6/2034 (o)		425,000	422,875
Bahrain Kingdom 6.625% 10/6/2037 (o)		320,000	311,998
Bahrain Kingdom 7.1% 2/3/2038 (o)		710,000	712,841
Bahrain Kingdom 7.5% 2/12/2036 (o)		400,000	421,600
TOTAL BAHRAIN			2,355,623
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (o)		1,325,000	1,389,275
Republic of Benin 8.375% 1/23/2041 (o)		200,000	212,610
TOTAL BENIN			1,601,885
BERMUDA - 0.0%
Republic of Bermuda 2.375% 8/20/2030 (o)		1,060,000	972,881
Republic of Bermuda 3.375% 8/20/2050 (o)		171,000	120,821
Republic of Bermuda 3.717% 1/25/2027 (o)		787,000	784,541
Republic of Bermuda 4.75% 2/15/2029 (o)		846,000	858,149
Republic of Bermuda 5% 7/15/2032 (o)		347,000	354,313
TOTAL BERMUDA			3,090,705
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,134,000	1,093,176
Federative Republic of Brazil 5.625% 2/21/2047		1,160,000	1,010,859
Federative Republic of Brazil 6% 10/20/2033		879,000	898,558
Federative Republic of Brazil 6.25% 5/22/2036		710,000	716,745
Federative Republic of Brazil 6.625% 3/15/2035		545,000	572,249
Federative Republic of Brazil 7.125% 1/20/2037		1,200,000	1,332,660
Federative Republic of Brazil 7.250% 1/12/2056		925,000	939,800
Federative Republic of Brazil 8.25% 1/20/2034		1,529,000	1,783,579
TOTAL BRAZIL			8,347,626
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	720,000	491,444
Canadian Government 2% 6/1/2032	CAD	380,000	265,050
Canadian Government 2.75% 6/1/2033	CAD	3,000,000	2,172,311
Canadian Government 3% 6/1/2034	CAD	465,000	340,556
TOTAL CANADA			3,269,361
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,579,000	2,375,259
Chilean Republic 2.75% 1/31/2027		524,000	517,188
Chilean Republic 3.1% 1/22/2061		1,585,000	1,025,178
Chilean Republic 3.5% 1/31/2034		518,000	483,294
Chilean Republic 4% 1/31/2052		575,000	469,344
Chilean Republic 4.34% 3/7/2042		439,000	400,697
Chilean Republic 5.33% 1/5/2054		862,000	857,475
TOTAL CHILE			6,128,435
COLOMBIA - 0.1%
Colombian Republic 3% 1/30/2030		1,569,000	1,411,786
Colombian Republic 3.125% 4/15/2031		808,000	701,142
Colombian Republic 3.25% 4/22/2032		652,000	551,266
Colombian Republic 5% 6/15/2045		1,648,000	1,215,400
Colombian Republic 5.2% 5/15/2049		773,000	570,088
Colombian Republic 5.375% 1/21/2029		720,000	718,560
Colombian Republic 6.125% 1/18/2041		150,000	133,199
Colombian Republic 6.125% 1/21/2031		360,000	359,100
Colombian Republic 6.5% 1/21/2033		520,000	516,880
Colombian Republic 7.375% 4/25/2030		520,000	546,208
Colombian Republic 7.375% 9/18/2037		570,000	580,611
Colombian Republic 7.5% 2/2/2034		693,000	719,681
Colombian Republic 8% 11/14/2035		1,696,000	1,810,056
Colombian Republic 8% 4/20/2033		718,000	768,619
Colombian Republic 8.5% 4/25/2035		599,000	657,552
Colombian Republic 8.75% 11/14/2053		1,020,000	1,120,266
TOTAL COLOMBIA			12,380,414
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (o)		650,000	635,889
Republic of Costa Rica 6.125% 2/19/2031 (o)		290,000	304,354
Republic of Costa Rica 6.55% 4/3/2034 (o)		289,000	313,782
Republic of Costa Rica 7.3% 11/13/2054 (o)		433,000	494,612
TOTAL COSTA RICA			1,748,637
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (o)		500,000	495,250
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (o)		1,169,000	1,182,373
Cote d'Ivoire Treasury Bill 6.75% 2/25/2041 (o)		690,000	658,260
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (o)		625,000	673,838
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (o)		465,000	507,780
TOTAL COTE D'IVOIRE			3,517,501
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (o)		1,116,000	1,091,448
Dominican Republic 4.875% 9/23/2032 (o)		2,065,000	1,982,400
Dominican Republic 5.3% 1/21/2041 (o)		350,000	319,337
Dominican Republic 5.75% 3/17/2034 (o)		785,000	783,427
Dominican Republic 5.95% 1/25/2027 (o)		3,200,000	3,232,883
Dominican Republic 6% 7/19/2028 (o)		2,781,000	2,858,868
Dominican Republic 6.5% 2/15/2048 (o)		87,000	87,711
Dominican Republic 6.6% 6/1/2036 (o)		352,000	370,304
Dominican Republic 6.85% 1/27/2045 (o)		533,000	556,985
Dominican Republic 7.05% 2/3/2031 (o)		612,000	657,135
Dominican Republic 7.15% 2/24/2055 (o)		630,000	682,920
Dominican Republic 7.45% 4/30/2044 (o)		342,000	379,962
TOTAL DOMINICAN REPUBLIC			13,003,380
ECUADOR - 0.0%
Republic of Ecuador 6.9% 7/31/2030 (n)(o)		1,467,725	1,449,275
Republic of Ecuador 6.9% 7/31/2035 (n)(o)		1,933,000	1,753,903
Republic of Ecuador 8.75% 1/29/2034 (o)		850,000	857,650
Republic of Ecuador 9.25% 1/29/2039 (o)		575,000	584,775
TOTAL ECUADOR			4,645,603
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (o)		1,440,000	1,465,647
Arab Republic of Egypt 7.5% 2/16/2061 (o)		1,590,000	1,351,500
Arab Republic of Egypt 7.6003% 3/1/2029 (o)		1,135,000	1,189,979
Arab Republic of Egypt 7.625% 5/29/2032 (o)		515,000	528,004
Arab Republic of Egypt 7.903% 2/21/2048 (o)		969,000	874,038
Arab Republic of Egypt 8.5% 1/31/2047 (o)		702,000	670,410
Arab Republic of Egypt 8.7002% 3/1/2049 (o)		704,000	683,978
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (o)		310,000	324,560
TOTAL EGYPT			7,088,116
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (o)		265,000	9,341
El Salvador Republic 7.1246% 1/20/2050 (o)		525,000	475,519
El Salvador Republic 7.65% 6/15/2035 (o)		380,000	392,160
El Salvador Republic 9.25% 4/17/2030 (o)		900,000	974,250
El Salvador Republic 9.65% 11/21/2054 (o)		417,000	473,874
TOTAL EL SALVADOR			2,325,144
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (o)		384,000	317,399
Gabonese Republic 7% 11/24/2031 (o)		308,000	251,291
TOTAL GABON			568,690
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (o)(q)		77,137	66,531
Ghana Republic 0% 7/3/2026 (o)(q)		32,200	31,677
Ghana Republic 5% 7/3/2029 (n)(o)		487,594	477,349
Ghana Republic 5% 7/3/2035 (n)(o)		550,500	498,099
TOTAL GHANA			1,073,656
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (o)		172,000	173,376
Republic of Guatemala 4.9% 6/1/2030 (o)		358,000	359,566
Republic of Guatemala 5.375% 4/24/2032 (o)		55,000	56,099
Republic of Guatemala 6.125% 6/1/2050 (o)		598,000	599,555
Republic of Guatemala 6.25% 8/15/2036 (o)		820,000	868,944
Republic of Guatemala 6.6% 6/13/2036 (o)		476,000	516,758
Republic of Guatemala 6.875% 8/15/2055 (o)		550,000	600,512
TOTAL GUATEMALA			3,174,810
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (o)		1,300,000	1,136,200
Hungary Government 3.125% 9/21/2051 (o)		745,000	471,969
Hungary Government 5.25% 6/16/2029 (o)		913,000	934,643
Hungary Government 5.5% 6/16/2034 (o)		914,000	936,850
Hungary Government 6.125% 5/22/2028 (o)		378,000	392,884
Hungary Government 6.25% 9/22/2032 (o)		313,000	336,196
Hungary Government 6.75% 9/23/2055 (o)		730,000	781,100
Hungary Government 6.75% 9/25/2052 (o)		148,000	161,157
TOTAL HUNGARY			5,150,999
INDONESIA - 0.2%
Indonesia Government 3.5% 2/14/2050		1,270,000	920,115
Indonesia Government 3.85% 10/15/2030		787,000	775,274
Indonesia Government 4.1% 4/24/2028		1,168,000	1,174,132
Indonesia Government 4.2% 10/15/2050		8,500,000	6,938,125
Indonesia Government 4.35% 1/11/2048		1,095,000	939,510
Indonesia Government 5.95% 1/8/2046 (o)		533,000	564,147
Indonesia Government 6.75% 1/15/2044 (o)		450,000	516,712
Indonesia Government 7.75% 1/17/2038 (o)		1,395,000	1,731,544
Indonesia Government 8.5% 10/12/2035 (o)		2,161,000	2,738,527
TOTAL INDONESIA			16,298,086
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,679,000	1,153,610
Israel Government 5% 1/13/2036		1,045,000	1,041,019
Israel Government 5.75% 3/12/2054		571,000	558,117
Israel Government 5.875% 1/13/2056		980,000	973,630
TOTAL ISRAEL			3,726,376
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		373,000	450,770
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	441,000,000	2,740,828
Japan Government Treasury Bills 0% 3/2/2026 (q)	JPY	300,000,000	1,921,045
Japan Government Treasury Bills 0% 3/23/2026 (q)	JPY	202,400,000	1,295,573
Japan Government Treasury Bills 0% 5/18/2026 (q)	JPY	610,650,000	3,904,028
TOTAL JAPAN			9,861,474
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (o)		242,000	239,096
Jordan Government 7.5% 1/13/2029 (o)		850,000	891,174
Jordan Government 7.75% 1/15/2028 (o)		240,000	250,800
TOTAL JORDAN			1,381,070
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (o)		305,000	274,294
Republic of Kenya 7.875% 2/26/2034 (o)		300,000	295,500
Republic of Kenya 8.7% 2/26/2039 (o)		350,000	341,631
Republic of Kenya 8.8% 10/9/2038 (o)		295,000	291,903
Republic of Kenya 9.5% 3/5/2036 (o)		295,000	309,971
Republic of Kenya 9.75% 2/16/2031 (o)		653,000	715,035
TOTAL KENYA			2,228,334
LEBANON - 0.0%
Lebanon Republic 6.375% (m)(p)		270,000	78,705
Lebanon Republic 8.25% (m)(p)		2,600,000	763,100
TOTAL LEBANON			841,805
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		681,000	613,581
United Mexican States 3.25% 4/16/2030		2,250,000	2,141,719
United Mexican States 3.5% 2/12/2034		1,537,000	1,345,644
United Mexican States 3.75% 1/11/2028		1,238,000	1,229,489
United Mexican States 3.75% 4/19/2071		2,050,000	1,234,100
United Mexican States 3.771% 5/24/2061		380,000	237,880
United Mexican States 4.5% 4/22/2029		455,000	457,946
United Mexican States 4.875% 5/19/2033		418,000	406,714
United Mexican States 5.375% 3/22/2033		675,000	677,430
United Mexican States 5.625% 2/9/2034		790,000	798,216
United Mexican States 5.75% 10/12/2110		980,000	832,314
United Mexican States 6% 5/7/2036		1,281,000	1,314,626
United Mexican States 6.05% 1/11/2040		1,101,000	1,108,057
United Mexican States 6.125% 2/9/2038		535,000	542,089
United Mexican States 6.338% 5/4/2053		916,000	888,474
United Mexican States 6.35% 2/9/2035		538,000	567,859
United Mexican States 6.4% 5/7/2054		415,000	405,621
United Mexican States 6.75% 2/9/2056		760,000	770,222
United Mexican States 6.875% 5/13/2037		435,000	471,105
United Mexican States 7.375% 5/13/2055		756,000	828,198
TOTAL MEXICO			16,871,284
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (o)		737,000	765,559
Mongolia Government 7.875% 6/5/2029 (o)		261,000	279,922
TOTAL MONGOLIA			1,045,481
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (o)		1,974,000	2,114,036
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (o)		817,000	891,347
MULTI-NATIONAL - 0.0%
European Union 3.375% 12/12/2035 (p)	EUR	2,769,000	3,384,762
European Union 3.75% 10/12/2045 (p)	EUR	2,115,000	2,531,352
TOTAL MULTI-NATIONAL			5,916,114
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (o)		2,298,000	2,316,683
Republic of Nigeria 6.5% 11/28/2027 (o)		530,000	538,114
Republic of Nigeria 7.143% 2/23/2030 (o)		852,000	878,361
Republic of Nigeria 7.696% 2/23/2038 (o)		535,000	534,165
Republic of Nigeria 7.875% 2/16/2032 (o)		950,000	994,831
Republic of Nigeria 9.1297% 1/13/2046 (o)		401,000	436,288
TOTAL NIGERIA			5,698,442
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (o)		1,389,000	1,423,961
Oman Sultanate 6% 8/1/2029 (o)		802,000	842,100
Oman Sultanate 6.25% 1/25/2031 (o)		775,000	831,575
Oman Sultanate 6.5% 3/8/2047 (o)		900,000	973,800
Oman Sultanate 6.75% 1/17/2048 (o)		958,000	1,055,352
Oman Sultanate 7% 1/25/2051 (o)		284,000	324,237
TOTAL OMAN			5,451,025
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (o)		1,038,000	1,036,962
Islamic Republic of Pakistan 6.875% 12/5/2027 (o)		566,000	570,301
Islamic Republic of Pakistan 7.375% 4/8/2031 (o)		1,349,000	1,332,138
TOTAL PAKISTAN			2,939,401
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		630,000	530,145
Panamanian Republic 3.298% 1/19/2033		707,000	633,472
Panamanian Republic 3.87% 7/23/2060		100,000	69,474
Panamanian Republic 5.227% 2/23/2034		1,055,000	1,054,358
Panamanian Republic 5.662% 2/23/2038		1,610,000	1,616,883
Panamanian Republic 6.4% 2/14/2035		546,000	584,627
Panamanian Republic 7.875% 3/1/2057		425,000	512,550
Panamanian Republic 8% 3/1/2038		482,000	574,424
TOTAL PANAMA			5,575,933
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (o)		1,050,000	948,045
Republic of Paraguay 4.95% 4/28/2031 (o)		437,000	445,631
Republic of Paraguay 5.4% 3/30/2050 (o)		291,000	274,704
Republic of Paraguay 6% 2/9/2036 (o)		377,000	405,275
Republic of Paraguay 6.65% 3/4/2055 (o)		320,000	351,040
TOTAL PARAGUAY			2,424,695
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,410,000	1,308,480
Peruvian Republic 3% 1/15/2034		600,000	527,250
Peruvian Republic 3.3% 3/11/2041		986,000	775,026
TOTAL PERU			2,610,756
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		950,000	635,313
Philippine Republic 2.95% 5/5/2045		350,000	249,200
Philippine Republic 3.556% 9/29/2032		200,000	190,400
Philippine Republic 5% 7/17/2033		765,000	787,950
Philippine Republic 5.5% 1/17/2048		550,000	553,438
Philippine Republic 5.6% 5/14/2049		620,000	630,230
Philippine Republic 5.609% 4/13/2033		150,000	159,562
Philippine Republic 5.95% 10/13/2047		682,000	722,488
TOTAL PHILIPPINES			3,928,581
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (o)		750,000	783,713
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (o)		924,000	977,130
Republic of Poland 5.5% 3/18/2054		553,000	541,188
Republic of Poland 5.5% 4/4/2053		426,000	416,427
Republic of Poland 5.75% 11/16/2032		1,053,000	1,135,924
TOTAL POLAND			3,854,382
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (o)		1,100,000	986,117
State of Qatar 4.625% 6/2/2046 (o)		2,035,000	1,915,444
State of Qatar 4.817% 3/14/2049 (o)		1,808,000	1,732,299
State of Qatar 5.103% 4/23/2048 (o)		1,652,000	1,648,795
State of Qatar 9.75% 6/15/2030 (o)		661,000	813,651
TOTAL QATAR			7,096,306
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (p)	EUR	200,000	213,573
Romanian Republic 3% 2/27/2027 (o)		603,000	595,463
Romanian Republic 3.625% 3/27/2032 (o)		674,000	626,820
Romanian Republic 4% 2/14/2051 (o)		650,000	469,606
Romanian Republic 4.625% 3/4/2033 (o)	EUR	785,000	925,237
Romanian Republic 5.75% 7/4/2036 (o)		1,085,000	1,081,745
Romanian Republic 5.75% 9/16/2030 (o)		970,000	1,007,161
Romanian Republic 5.875% 7/11/2032 (p)	EUR	850,000	1,075,167
Romanian Republic 6% 5/25/2034 (o)		565,000	582,656
Romanian Republic 6.375% 1/30/2034 (p)		874,000	923,071
Romanian Republic 6.375% 9/18/2033 (p)	EUR	600,000	776,559
Romanian Republic 6.625% 2/17/2028 (o)		568,000	591,839
Romanian Republic 7.125% 1/17/2033 (o)		554,000	612,131
Romanian Republic 7.5% 2/10/2037 (o)		1,081,000	1,224,568
TOTAL ROMANIA			10,705,596
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (o)		1,032,000	967,820
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (o)		1,526,000	1,321,257
Kingdom of Saudi Arabia 3.25% 10/22/2030 (o)		2,500,000	2,397,200
Kingdom of Saudi Arabia 3.45% 2/2/2061 (o)		2,109,000	1,377,177
Kingdom of Saudi Arabia 3.75% 1/21/2055 (o)		939,000	676,960
Kingdom of Saudi Arabia 4.375% 1/12/2031 (o)		564,000	564,777
Kingdom of Saudi Arabia 4.5% 10/26/2046 (o)		1,515,000	1,303,279
Kingdom of Saudi Arabia 4.5% 4/22/2060 (o)		1,806,000	1,452,961
Kingdom of Saudi Arabia 4.625% 10/4/2047 (o)		1,010,000	878,953
Kingdom of Saudi Arabia 4.875% 1/12/2036 (o)		589,000	591,356
TOTAL SAUDI ARABIA			10,563,920
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (o)		691,000	426,306
Republic of Senegal 6.75% 3/13/2048 (o)		326,000	183,580
TOTAL SENEGAL			609,886
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (o)		1,069,000	949,915
Republic of Serbia 6% 6/12/2034 (o)		348,000	366,414
Republic of Serbia 6.5% 9/26/2033 (o)		905,000	985,305
TOTAL SERBIA			2,301,634
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		764,000	770,494
South African Republic 4.85% 9/30/2029		700,000	702,275
South African Republic 5% 10/12/2046		641,000	499,980
South African Republic 5.65% 9/27/2047		460,000	388,240
South African Republic 5.75% 9/30/2049		1,214,000	1,021,278
South African Republic 5.875% 4/20/2032		798,000	824,434
South African Republic 6.125% 12/11/2037 (o)		305,000	300,729
South African Republic 7.1% 11/19/2036 (o)		874,000	939,769
South African Republic 7.25% 12/11/2055 (o)		390,000	390,000
TOTAL SOUTH AFRICA			5,837,199
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (n)(o)		515,767	514,220
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (n)(o)		1,602,457	1,495,393
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (n)(o)		485,802	482,945
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (n)(o)		311,819	310,572
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (n)(o)		149,830	122,411
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (o)		304,511	295,756
TOTAL SRI LANKA			3,221,297
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (o)		565,000	571,639
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,219,000	1,217,476
Turkish Republic 4.875% 10/9/2026		2,262,000	2,269,092
Turkish Republic 4.875% 4/16/2043		1,785,000	1,357,671
Turkish Republic 5.125% 2/17/2028		835,000	838,390
Turkish Republic 5.25% 3/13/2030		200,000	197,480
Turkish Republic 5.75% 5/11/2047		1,648,000	1,346,828
Turkish Republic 5.875% 6/26/2031		750,000	746,250
Turkish Republic 6% 1/14/2041		1,193,000	1,070,348
Turkish Republic 6% 3/25/2027		310,000	314,349
Turkish Republic 6.3% 3/14/2033		425,000	419,794
Turkish Republic 6.625% 2/17/2045		527,000	483,786
Turkish Republic 6.8% 11/4/2036		1,000,000	1,000,000
Turkish Republic 6.875% 1/14/2038		1,040,000	1,035,840
Turkish Republic 7.125% 7/17/2032		823,000	858,233
Turkish Republic 7.25% 5/29/2032		472,000	495,746
Turkish Republic 7.625% 5/15/2034		535,000	572,985
Turkish Republic 9.125% 7/13/2030		755,000	855,272
Turkish Republic 9.375% 1/19/2033		1,610,000	1,874,040
Turkish Republic 9.375% 3/14/2029		2,009,000	2,235,635
Turkish Republic 9.875% 1/15/2028		1,508,000	1,640,146
TOTAL TURKEY			20,829,361
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (n)(o)		260,986	167,553
Ukraine Government 0% 2/1/2034 (n)(o)		581,380	284,876
Ukraine Government 0% 2/1/2035 (n)(o)		813,912	461,081
Ukraine Government 0% 2/1/2036 (n)(o)		756,758	427,190
Ukraine Government 4% 2/1/2032 (n)(o)		134,000	103,850
Ukraine Government 4.5% 2/1/2029 (n)(o)		1,435,735	1,099,055
Ukraine Government 4.5% 2/1/2034 (n)(o)		1,875,101	1,164,439
Ukraine Government 4.5% 2/1/2035 (n)(o)		626,727	380,423
Ukraine Government 4.5% 2/1/2036 (n)(o)		155,212	93,127
TOTAL UKRAINE			4,181,594
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (o)		1,669,000	1,145,802
Emirate of Abu Dhabi 3.125% 9/30/2049 (o)		2,944,000	2,106,491
Emirate of Abu Dhabi 3.875% 4/16/2050 (o)		1,244,000	1,000,437
Emirate of Abu Dhabi 5.5% 4/30/2054 (o)		1,029,000	1,053,439
Emirate of Dubai 3.9% 9/9/2050 (p)		1,820,000	1,366,137
Emirate of Dubai 5.25% 1/30/2043 (p)		200,000	200,312
TOTAL UNITED ARAB EMIRATES			6,872,618
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,171,000	1,125,331
Uruguay Republic 5.75% 10/28/2034		771,000	828,285
TOTAL URUGUAY			1,953,616
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (o)		500,000	471,170
Republic of Uzbekistan 3.9% 10/19/2031 (o)		281,000	264,052
TOTAL UZBEKISTAN			735,222
VENEZUELA - 0.0%
Venezuela Republic 11.95% (m)(p)		1,000,000	457,000
Venezuela Republic 12.75% (m)(p)		32,000	14,816
Venezuela Republic 9.25% (m)		5,036,000	2,241,020
TOTAL VENEZUELA			2,712,836
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (o)		1,035,000	757,165
Republic of Zambia 5.75% 6/30/2033 (n)(o)		65,757	63,948
TOTAL ZAMBIA			821,113
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $264,403,672)			281,365,994

Non-Convertible Corporate Bonds - 24.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (o)		550,000	554,477
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (o)		590,000	606,408
Tecpetrol SA 7.625% 11/3/2030 (o)		485,000	492,189
YPF SA 8.25% 1/17/2034 (o)		510,000	525,198

TOTAL ARGENTINA			1,623,795
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (h)(p)	GBP	1,100,000	1,495,668
Commonwealth Bank of Australia 2.688% 3/11/2031 (o)		1,138,000	1,052,362
Commonwealth Bank of Australia 3.61% 9/12/2034 (h)(o)		297,000	289,446
Commonwealth Bank of Australia 3.788% 8/26/2037 (h)(p)	EUR	700,000	831,975
National Australia Bank Ltd 3.612% 1/22/2036 (h)(p)	EUR	800,000	950,487
Westpac Banking Corp 4.11% 7/24/2034 (h)		405,000	401,518
			5,021,456
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (p)	EUR	745,000	836,500
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (h)(p)	GBP	415,000	532,720
TOTAL FINANCIALS			6,390,676
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 7% 4/1/2031 (o)		854,000	898,417
Mineral Resources Ltd 8% 11/1/2027 (o)		1,857,000	1,897,790
Mineral Resources Ltd 8.5% 5/1/2030 (o)		1,638,000	1,694,538
Mineral Resources Ltd 9.25% 10/1/2028 (o)		800,000	837,881
TOTAL MATERIALS			5,328,626
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,100,000	813,032
TOTAL AUSTRALIA			12,532,334
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (p)	EUR	360,000	426,399
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (p)	EUR	200,000	245,044
TOTAL AUSTRIA			671,443
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (o)		1,455,000	1,457,546
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (p)		450,000	486,153

TOTAL AZERBAIJAN			1,943,699
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (o)		1,124,000	1,153,921
Bapco Energies BSC Closed 8.375% 11/7/2028 (o)		378,000	402,147

TOTAL BAHRAIN			1,556,068
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (o)		2,347,000	1,895,203
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (p)	EUR	1,100,000	1,353,612
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (p)	EUR	1,300,000	1,578,011
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (p)	EUR	700,000	836,021
TOTAL BELGIUM			3,767,644
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		695,000	692,220
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (o)		340,000	315,932
Minerva Luxembourg SA 8.875% 9/13/2033 (o)		970,000	1,059,542
NBM US Holdings Inc 6.625% 8/6/2029 (o)		1,132,000	1,143,795
			2,519,269
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (o)		1,465,000	1,333,516
TOTAL CONSUMER STAPLES			3,852,785
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (o)		996,687	976,637
Yinson Boronia Production BV 8.947% 7/31/2042 (o)		1,163,809	1,280,062
			2,256,699
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (o)		1,405,467	1,207,824
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (o)		985,000	968,033
			2,175,857
TOTAL ENERGY			4,432,556
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (m)(o)		5,120,000	960,000
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (o)		345,345	367,404
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (o)		980,000	984,518
TOTAL INDUSTRIALS			2,311,922
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (o)		558,000	211,722
Braskem Netherlands Finance BV 7.25% 2/13/2033 (o)		1,358,000	560,175
Braskem Netherlands Finance BV 8% 10/15/2034 (o)		321,000	131,812
Braskem Netherlands Finance BV 8.5% 1/12/2031 (o)		759,000	322,120
			1,225,829
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (o)		777,000	666,083
CSN Resources SA 5.875% 4/8/2032 (o)		796,000	567,150
CSN Resources SA 8.875% 12/5/2030 (o)		247,000	205,257
ERO Copper Corp 6.5% 2/15/2030 (o)		1,852,000	1,861,260
Nexa Resources SA 6.6% 4/8/2037 (o)		455,000	486,317
Nexa Resources SA 6.75% 4/9/2034 (o)		525,000	568,313
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (h)(o)		5,195,143	5,219,461
Usiminas International Sarl 7.5% 1/27/2032 (o)		1,195,000	1,230,850
Vale Overseas Ltd 6% 2/25/2056 (h)(o)		575,000	586,248
Vale Overseas Ltd 6.4% 6/28/2054		1,033,000	1,077,243
			12,468,182
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (o)		815,000	859,169
Suzano Austria GmbH 3.75% 1/15/2031		620,000	591,019
Suzano Austria GmbH 5% 1/15/2030		1,337,000	1,347,869
Suzano Netherlands BV 5.5% 1/15/2036		940,000	949,870
			3,747,927
TOTAL MATERIALS			17,441,938
TOTAL BRAZIL			28,731,421
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (o)		2,210,000	2,212,917
Golar LNG Ltd 7.75% 9/19/2029 (o)(p)		1,600,000	1,612,768

TOTAL CAMEROON			3,825,685
CANADA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (h)		1,255,000	1,295,936
TELUS Corp 7% 10/15/2055 (h)		527,000	556,119
			1,852,055
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (h)		816,000	853,391
Rogers Communications Inc 7.125% 4/15/2055 (h)		523,000	554,055
			1,407,446
TOTAL COMMUNICATION SERVICES			3,259,501
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (o)		948,000	910,371
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (o)		1,499,000	1,492,490
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (o)		1,833,000	1,865,397
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (o)		1,145,000	1,177,590
			5,445,848
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (o)		1,702,000	1,712,911
TOTAL CONSUMER DISCRETIONARY			7,158,759
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,800,000	2,799,633
Canadian Natural Resources Ltd 5.85% 2/1/2035		2,357,000	2,522,357
Canadian Natural Resources Ltd 6.25% 3/15/2038		900,000	971,794
Cenovus Energy Inc 2.65% 1/15/2032		3,584,000	3,257,605
Cenovus Energy Inc 3.75% 2/15/2052		210,000	152,151
Cenovus Energy Inc 4.65% 3/20/2031		6,150,000	6,228,040
Cenovus Energy Inc 5.25% 6/15/2037		2,285,000	2,277,491
Cenovus Energy Inc 5.4% 3/20/2036		3,486,000	3,550,888
Cenovus Energy Inc 5.4% 6/15/2047		239,000	224,745
Cenovus Energy Inc 6.75% 11/15/2039		357,000	399,092
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (h)		1,230,000	1,305,569
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (h)		191,000	199,032
TOTAL ENERGY			23,888,397
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (h)(p)	EUR	2,400,000	2,859,825
Bank of Nova Scotia/The 4.338% 9/15/2031 (h)		300,000	301,068
Royal Bank of Canada 3.125% 9/27/2031 (h)(p)	EUR	1,100,000	1,308,429
Toronto Dominion Bank 3.357% 9/22/2032 (p)	EUR	1,000,000	1,183,398
			5,652,720
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (o)		912,000	908,534
TOTAL FINANCIALS			6,561,254
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (o)		238,000	248,855
Bausch Health Cos Inc 4.875% 6/1/2028 (o)		252,000	234,519
Bausch Health Cos Inc 5.25% 1/30/2030 (o)		520,000	364,000
TOTAL HEALTH CARE			847,374
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (o)		900,000	948,369
Bombardier Inc 7% 6/1/2032 (o)		567,000	597,273
Bombardier Inc 7.25% 7/1/2031 (o)		1,432,000	1,523,523
			3,069,165
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (o)		1,934,000	2,014,669
TOTAL INDUSTRIALS			5,083,834
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		3,177,000	3,189,443
Methanex Corp 5.25% 12/15/2029		1,018,000	1,026,609
Methanex Corp 5.65% 12/1/2044		2,132,000	1,940,893
			6,156,945
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (o)		1,332,000	1,376,537
Champion Iron Canada Inc 7.875% 7/15/2032 (o)		420,000	446,706
Hudbay Minerals Inc 4.5% 4/1/2026 (o)		1,101,000	1,100,285
			2,923,528
TOTAL MATERIALS			9,080,473
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		57,000	56,885
TransAlta Corp 5.875% 2/1/2034		1,857,000	1,868,606
TransAlta Corp 6.5% 3/15/2040		1,235,000	1,247,009
TOTAL UTILITIES			3,172,500
TOTAL CANADA			59,052,092
CHILE - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (o)		150,000	148,188
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (o)		419,000	439,831
Empresa Nacional del Petroleo 6.15% 5/10/2033 (o)		627,000	665,087
TOTAL ENERGY			1,104,918
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (h)(o)		830,000	840,167
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (o)		1,220,000	1,108,260
Antofagasta PLC 5.625% 9/9/2035 (o)		800,000	830,359
Antofagasta PLC 5.625% 5/13/2032 (o)		400,000	418,428
Corp Nacional del Cobre de Chile 3% 9/30/2029 (o)		504,000	482,738
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (o)		641,000	615,697
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (o)		1,774,000	1,287,152
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (o)		110,000	92,354
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (o)		599,000	611,947
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (o)		510,000	523,250
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (o)		800,000	847,309
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (o)		1,025,000	1,076,809
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (o)		520,000	561,826
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (o)		533,000	582,205
			9,038,334
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (o)		515,000	526,258
Inversiones CMPC SA 3% 4/6/2031 (o)		717,000	639,027
Inversiones CMPC SA 6.125% 2/26/2034 (o)		425,000	433,132
			1,598,417
TOTAL MATERIALS			11,476,918
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (o)		498,528	515,478
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (o)		473,000	496,503
TOTAL UTILITIES			1,011,981
TOTAL CHILE			13,742,005
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (o)		813,000	747,740
Prosus NV 3.68% 1/21/2030 (o)		1,014,000	981,684
Prosus NV 4.027% 8/3/2050 (o)		1,120,000	795,900
Prosus NV 4.193% 1/19/2032 (o)		600,000	580,875
TOTAL CONSUMER DISCRETIONARY			3,106,199
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (o)		1,028,000	1,032,328
TOTAL CHINA			4,138,527
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (o)		1,475,000	1,378,756
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (o)		730,000	722,685
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (m)(o)		8,036,000	2,370,620
Ecopetrol SA 4.625% 11/2/2031		610,000	546,713
Ecopetrol SA 8.375% 1/19/2036		460,000	472,650
Ecopetrol SA 8.875% 1/13/2033		3,050,000	3,238,795
Geopark Ltd 5.5% 1/17/2027 (o)		994,000	951,755
Geopark Ltd 8.75% 1/31/2030 (o)		784,000	744,643
Gran Tierra Energy Inc 9.75% 4/15/2031 (o)(s)		2,009,000	1,617,245
			9,942,421
TOTAL ENERGY			10,665,106
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (h)		563,000	601,500
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (o)		980,000	1,025,881
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (o)		4,243,000	3,988,420
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (o)		405,000	422,806
Termocandelaria Power SA 7.75% 9/17/2031 (o)		713,000	740,187
TOTAL UTILITIES			5,151,413
TOTAL COLOMBIA			18,822,656
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (o)		698,000	726,684
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (o)		650,000	690,827
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (o)		1,095,000	1,131,387
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (o)		890,000	932,408
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 6% 1/27/2032 (p)	EUR	1,100,000	1,316,332
TOTAL CZECH REPUBLIC			2,248,740
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (p)	EUR	725,000	862,563
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (p)	EUR	325,000	401,671
TOTAL CONSUMER STAPLES			1,264,234
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (h)(p)	EUR	2,200,000	2,694,921
Jyske Bank A/S 5.125% 5/1/2035 (h)(p)	EUR	526,000	657,125
TOTAL FINANCIALS			3,352,046
TOTAL DENMARK			4,616,280
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (o)		675,000	708,399
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (o)		1,988,000	2,074,272
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (o)		461,000	458,483
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (p)	EUR	300,000	344,473
Citycon Treasury BV 5.375% 7/8/2031 (p)	EUR	300,000	342,974
TOTAL REAL ESTATE			687,447
TOTAL FINLAND			3,220,202
FRANCE - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (o)		2,490,458	2,393,992
Altice France SA 6.5% 4/15/2032 (o)		5,881,415	5,632,667
Altice France SA 6.875% 10/15/2030 (o)		3,677,594	3,565,119
Altice France SA 6.875% 7/15/2032 (o)		1,314,787	1,262,227
Orange SA 4.75% 1/13/2033 (o)		655,000	662,638
Orange SA 5% 1/13/2036 (o)		655,000	657,880
			14,174,523
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (p)	EUR	700,000	828,320
TOTAL COMMUNICATION SERVICES			15,002,843
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (o)		1,195,000	1,227,986
Valeo SE 4.625% 3/23/2032 (p)	EUR	300,000	360,501
			1,588,487
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (h)(p)	EUR	300,000	365,622
RCI Banque SA 5.5% 10/9/2034 (h)(p)	EUR	500,000	624,802
			990,424
TOTAL CONSUMER DISCRETIONARY			2,578,911
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (p)	EUR	800,000	941,853
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (o)		3,417,000	3,628,099
Viridien 10% 10/15/2030 (o)		1,050,000	1,125,933
TOTAL ENERGY			4,754,032
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.159% 9/15/2029 (h)(o)		2,300,000	2,187,842
BNP Paribas SA 3.945% 2/18/2037 (h)(p)	EUR	2,000,000	2,381,030
BNP Paribas SA 5.786% 1/13/2033 (h)(o)		20,053,000	21,239,082
BPCE SA 5.716% 1/18/2030 (h)(o)		500,000	519,454
BPCE SA 7.003% 10/19/2034 (h)(o)		425,000	477,635
Societe Generale SA 5.5% 4/13/2029 (h)(o)		15,429,000	15,832,089
Societe Generale SA 6.691% 1/10/2034 (h)(o)		1,180,000	1,295,789
			43,932,921
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (o)		1,407,000	1,444,264
Iliad Holding SAS 8.5% 4/15/2031 (o)		1,572,000	1,684,362
			3,128,626
TOTAL FINANCIALS			47,061,547
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (p)	GBP	200,000	270,176
Electricite de France SA 6.125% 6/2/2034 (p)	GBP	1,100,000	1,558,921
			1,829,097
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (p)	EUR	600,000	724,116
Engie SA 4.25% 9/6/2034 (p)	EUR	1,300,000	1,624,980
Veolia Environnement SA 3.324% 6/17/2032 (p)	EUR	1,700,000	2,023,321
			4,372,417
TOTAL UTILITIES			6,201,514
TOTAL FRANCE			76,540,700
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (o)		595,000	606,900
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (o)		356,000	340,870
TOTAL GEORGIA			947,770
GERMANY - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (p)	EUR	600,000	712,325
ZF Europe Finance BV 4.75% 1/31/2029 (p)	EUR	500,000	600,307
ZF Europe Finance BV 5.5% 2/17/2032 (p)	EUR	500,000	591,183
ZF Europe Finance BV 7% 6/12/2030 (p)	EUR	300,000	380,875
ZF North America Capital Inc 6.75% 4/23/2030 (o)		1,077,000	1,089,013
ZF North America Capital Inc 6.875% 4/23/2032 (o)		2,124,000	2,131,003
ZF North America Capital Inc 7.5% 3/24/2031 (o)		447,000	460,684
TOTAL CONSUMER DISCRETIONARY			5,965,390
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (p)	EUR	500,000	620,233
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (p)	EUR	900,000	1,074,049
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (h)(p)	EUR	600,000	721,541
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (h)(p)	EUR	400,000	475,003
Volkswagen Bank GmbH 3.5% 6/19/2031 (p)	EUR	500,000	597,796
			1,794,340
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (h)		3,100,000	2,949,381
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (h)		36,208,000	36,992,146
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (h)		5,000,000	5,212,248
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (h)		5,327,000	5,571,305
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (h)		7,046,000	7,504,022
			58,229,102
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (p)	EUR	175,000	161,907
KfW 1.125% 3/31/2037 (p)	EUR	790,000	775,582
			937,489
TOTAL FINANCIALS			60,960,931
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (o)		1,295,000	1,394,834
Bayer US Finance LLC 6.5% 11/21/2033 (o)		2,295,000	2,515,422
TOTAL HEALTH CARE			3,910,256
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (o)		2,957,000	2,955,800
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (p)	EUR	700,000	833,117
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (p)	EUR	600,000	716,489
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (p)	EUR	500,000	595,716
Amprion GmbH 3.625% 5/21/2031 (p)	EUR	300,000	364,284
Amprion GmbH 3.875% 6/5/2036 (p)	EUR	700,000	839,758
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (h)(p)	EUR	1,600,000	1,809,351
EnBW International Finance BV 3.75% 11/20/2035 (p)	EUR	1,600,000	1,924,823
EnBW International Finance BV 5.7923% 2/26/2036 (p)	AUD	960,000	681,251
			6,215,183
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (o)		1,940,000	1,944,876
RWE Finance US LLC 5.875% 4/16/2034 (o)		1,209,000	1,283,465
			3,228,341
TOTAL UTILITIES			9,443,524
TOTAL GERMANY			86,479,789
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Gta Holdings 11.25% 1/29/2031 (o)(p)		700,000	712,468
Kosmos Energy Ltd 7.5% 3/1/2028 (o)		778,000	671,998
Kosmos Energy Ltd 8.75% 10/1/2031 (o)		2,768,000	2,076,000
Tullow Oil PLC 10.25% 5/15/2026 (o)		2,985,000	2,645,904

TOTAL GHANA			6,106,370
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (o)		3,141,000	3,237,432
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (o)		1,275,000	1,314,844
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (o)		1,166,000	1,119,640
Millicom International Cellular SA 4.5% 4/27/2031 (o)		2,811,000	2,615,760
Millicom International Cellular SA 5.125% 1/15/2028 (o)		384,300	382,263
Millicom International Cellular SA 6.25% 3/25/2029 (o)		630,000	634,196
Millicom International Cellular SA 7.375% 4/2/2032 (o)		703,000	725,537
TOTAL COMMUNICATION SERVICES			5,477,396
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (o)		916,000	905,099
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (o)		650,000	658,933
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (o)		1,170,000	1,174,025
TOTAL UTILITIES			1,832,958
TOTAL GUATEMALA			8,215,453
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (o)		625,000	504,535
Prudential Funding Asia PLC 2.95% 11/3/2033 (h)(p)		975,000	941,876

TOTAL HONG KONG			1,446,411
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (o)		400,000	411,500
OTP Bank Nyrt 8.75% 5/15/2033 (h)(p)		400,000	427,876
TOTAL FINANCIALS			839,376
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		215,000	228,975
TOTAL HUNGARY			1,068,351
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (o)		925,000	943,500
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (o)		420,000	424,417
TOTAL INDIA			1,367,917
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (o)		1,132,000	1,136,958
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (o)		971,000	1,008,626
Pertamina Persero PT 4.175% 1/21/2050 (o)		774,000	597,915
TOTAL ENERGY			2,743,499
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (o)		425,000	426,870
Freeport Indonesia PT 5.315% 4/14/2032 (o)		1,247,000	1,272,595
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (o)		1,845,000	1,899,906
TOTAL MATERIALS			3,599,371
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (o)		461,000	467,509
TOTAL INDONESIA			6,810,379
IRELAND - 0.7%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		484,000	479,315
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		12,205,000	11,873,258
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		35,205,000	32,899,091
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		12,667,000	13,006,036
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		14,570,000	15,088,905
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,392,000	1,427,031
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (h)		1,073,000	1,112,359
			75,885,995
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (o)		1,455,000	1,478,018
GGAM Finance Ltd 6.875% 4/15/2029 (o)		630,000	648,947
GGAM Finance Ltd 8% 2/15/2027 (o)		203,000	205,081
GGAM Finance Ltd 8% 6/15/2028 (o)		2,677,000	2,814,443
			5,146,489
TOTAL FINANCIALS			81,032,484
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (o)		30,498,000	30,493,927
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (o)		1,716,000	1,716,106
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (o)		626,000	620,472
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (o)		400,000	400,957
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (o)		2,271,000	2,325,626
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (o)		6,900,000	7,136,696
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (o)		5,787,000	6,047,549
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (o)		10,785,000	11,240,608
TOTAL INDUSTRIALS			59,981,941
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	190,000	227,466
TOTAL IRELAND			141,241,891
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (o)(p)		1,123,000	1,110,114
Energean Israel Finance Ltd 5.875% 3/30/2031 (o)(p)		325,000	312,433
Energean Israel Finance Ltd 8.5% 9/30/2033 (o)(p)		100,000	105,501
Leviathan Bond Ltd 6.5% 6/30/2027 (o)(p)		1,005,000	1,011,030
Leviathan Bond Ltd 6.75% 6/30/2030 (o)(p)		335,000	345,216
TOTAL ENERGY			2,884,294
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (o)(p)		530,000	535,759
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,483,000	1,472,130
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		118,000	118,034
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,471,000	1,560,955
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,022,000	1,117,633
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		985,000	1,022,096
TOTAL HEALTH CARE			5,290,848
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (o)(p)		600,000	566,449
TOTAL ISRAEL			9,277,350
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (h)(o)		3,523,000	3,404,564
Intesa Sanpaolo SpA 6.625% 6/20/2033 (o)		3,652,000	4,072,173
TOTAL FINANCIALS			7,476,737
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 4.375% 9/30/2030 (o)		387,000	388,977
Enel Finance International NV 5.5% 6/26/2034 (o)		700,000	730,280
Enel Finance International NV 7.5% 10/14/2032 (o)		245,000	283,616
Enel SpA 3.375% (h)(p)(t)	EUR	345,000	408,376
			1,811,249
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (o)		749,000	791,540
TOTAL UTILITIES			2,602,789
TOTAL ITALY			10,079,526
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (o)		425,000	435,540
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (o)		285,000	287,850

TOTAL JAMAICA			723,390
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (p)	EUR	450,000	541,520
NTT Finance Corp 4.567% 7/16/2027 (o)		2,256,000	2,276,465
NTT Finance Corp 4.62% 7/16/2028 (o)		2,282,000	2,316,475
NTT Finance Corp 4.876% 7/16/2030 (o)		10,009,000	10,268,469
TOTAL COMMUNICATION SERVICES			15,402,929
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (o)		740,000	800,822
TOTAL JAPAN			16,203,751
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (o)		885,000	811,156
KazMunayGas National Co JSC 5.375% 4/24/2030 (o)		618,000	633,808
KazMunayGas National Co JSC 5.75% 4/19/2047 (o)		166,000	158,796
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (o)		649,000	604,219

TOTAL KAZAKHSTAN			2,207,979
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (o)		840,000	865,659
POSCO 5.875% 1/17/2033 (o)		200,000	216,009

TOTAL KOREA (SOUTH)			1,081,668
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (o)		696,000	670,944
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (o)		4,591,000	3,184,848
Altice Financing SA 9.625% 7/15/2027 (o)		1,119,000	836,677
			4,021,525
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (o)		643,900	605,081
TOTAL COMMUNICATION SERVICES			4,626,606
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (o)		1,145,000	1,219,770
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	643,200	141,752
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (o)		5,749,000	5,059,224
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (p)	EUR	1,300,000	1,543,497
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (p)	EUR	300,000	370,393
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (p)	EUR	400,000	476,739
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (p)	EUR	1,745,000	1,993,109
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (p)	EUR	800,000	940,457
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (p)	EUR	630,000	789,266
Logicor Financing Sarl 1.625% 1/17/2030 (p)	EUR	420,000	469,682
Logicor Financing Sarl 2% 1/17/2034 (p)	EUR	1,365,000	1,414,093
Logicor Financing Sarl 4.25% 7/18/2029 (p)	EUR	100,000	122,751
P3 Group Sarl 3.75% 4/2/2033 (p)	EUR	400,000	473,743
P3 Group Sarl 4% 4/19/2032 (p)	EUR	600,000	726,644
			7,406,484
TOTAL REAL ESTATE			9,320,374
TOTAL LUXEMBOURG			20,367,726
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (o)		1,035,000	956,081
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (o)		1,282,000	886,200
Petronas Capital Ltd 3.5% 4/21/2030 (o)		693,000	680,013
TOTAL ENERGY			1,566,213
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (o)		1,275,000	1,270,091
TOTAL MALAYSIA			3,792,385
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (o)		1,559,000	1,579,735
MEXICO - 0.9%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (o)		660,000	573,992
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
FEL Energy VI SARL 5.75% 12/1/2040 (o)		690,762	677,470
Petroleos Mexicanos 10% 2/7/2033		5,400,000	6,325,861
Petroleos Mexicanos 5.35% 2/12/2028		908,000	911,506
Petroleos Mexicanos 5.95% 1/28/2031		71,910,000	70,399,891
Petroleos Mexicanos 6.35% 2/12/2048		14,691,000	11,788,058
Petroleos Mexicanos 6.5% 6/2/2041		537,000	478,022
Petroleos Mexicanos 6.625% 6/15/2035		4,362,000	4,173,998
Petroleos Mexicanos 6.7% 2/16/2032		33,107,000	33,203,010
Petroleos Mexicanos 6.75% 9/21/2047		16,218,000	13,485,267
Petroleos Mexicanos 6.95% 1/28/2060		11,690,000	9,623,617
Petroleos Mexicanos 7.69% 1/23/2050		53,590,000	48,670,439
Petroleos Mexicanos 8.75% 6/2/2029		1,035,000	1,113,536
TOTAL ENERGY			200,850,675
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (o)		1,188,000	1,221,517
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (o)		2,205,000	2,249,100
TOTAL FINANCIALS			3,470,617
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (o)		829,000	687,573
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (o)		1,390,000	1,398,051
			2,085,624
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (o)		875,000	694,094
TOTAL MATERIALS			2,779,718
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (o)		795,000	797,846
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (o)		849,578	928,748
Saavi Energia Sarl 8.875% 2/10/2035 (o)		1,327,000	1,457,728
TOTAL UTILITIES			2,386,476
TOTAL MEXICO			210,859,324
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (o)		1,365,000	1,287,195
OCP SA 5.125% 6/23/2051 (o)		275,000	228,852
OCP SA 6.1% 4/30/2030 (o)		607,000	634,315
OCP SA 6.75% 5/2/2034 (o)		607,000	658,820
OCP SA 6.875% 4/25/2044 (o)		625,000	658,500
OCP SA 7.5% 5/2/2054 (o)		500,000	560,981

TOTAL MOROCCO			4,028,663
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.875% 1/12/2033 (p)	EUR	245,000	294,477
European Investment Bank 2.875% 6/18/2035 (p)	EUR	545,000	647,397

TOTAL MULTI-NATIONAL			941,874
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (p)	EUR	400,000	480,533
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (p)	EUR	1,000,000	1,266,996
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (p)	EUR	900,000	965,759
Cooperatieve Rabobank UA 5.71% 1/21/2033 (h)(o)		1,430,000	1,520,955
ING Groep NV 3% 8/17/2031 (h)(p)	EUR	1,400,000	1,647,787
			4,134,501
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (h)(p)		2,430,000	2,462,630
TOTAL FINANCIALS			6,597,131
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		6,856,000	6,974,810
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		16,993,000	17,358,323
TOTAL INFORMATION TECHNOLOGY			24,333,133
TOTAL NETHERLANDS			32,677,793
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (o)		1,547,000	1,539,373
IHS Holding Ltd 6.25% 11/29/2028 (o)		621,000	622,745
IHS Holding Ltd 7.875% 5/29/2030 (o)		1,631,000	1,702,357
IHS Holding Ltd 8.25% 11/29/2031 (o)		1,248,000	1,329,207
TOTAL COMMUNICATION SERVICES			5,193,682
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (o)		532,793	534,924
TOTAL NIGERIA			5,728,606
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (o)		1,253,000	1,323,514
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (o)		3,059,000	3,095,727
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (o)		1,467,000	1,410,154
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (o)		3,966,000	4,095,996
TOTAL COMMUNICATION SERVICES			8,601,877
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (o)		348,000	286,706
TOTAL PANAMA			8,888,583
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (o)		200,000	198,911
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (o)		640,000	643,040
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (h)(o)		908,000	926,160
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (o)		935,000	975,275
Volcan Cia Minera SAA 8.5% 10/28/2032 (o)		2,262,000	2,366,691
TOTAL MATERIALS			3,341,966
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (o)		465,000	470,185
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (o)		875,000	905,709
TOTAL UTILITIES			1,375,894
TOTAL PERU			6,287,060
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (o)		1,211,000	1,286,530
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (p)	EUR	1,225,000	1,438,877
GTC Finance DAC 6.5% 10/15/2030 (p)	EUR	1,200,000	1,325,755
TOTAL REAL ESTATE			2,764,632
TOTAL POLAND			4,051,162
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (o)		665,000	617,885
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (o)		1,412,000	1,391,455
QatarEnergy 2.25% 7/12/2031 (o)		2,800,000	2,541,729
QatarEnergy 3.125% 7/12/2041 (o)		2,217,000	1,739,569
QatarEnergy 3.3% 7/12/2051 (o)		2,855,000	2,034,387
TOTAL ENERGY			7,707,140
TOTAL QATAR			8,325,025
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (o)		2,764,261	2,559,705
Saudi Arabian Oil Co 2.25% 11/24/2030 (o)		3,105,000	2,825,613
Saudi Arabian Oil Co 3.25% 11/24/2050 (o)		1,363,000	910,961
Saudi Arabian Oil Co 3.5% 11/24/2070 (o)		1,059,000	666,100
Saudi Arabian Oil Co 3.5% 4/16/2029 (o)		1,982,000	1,947,592
Saudi Arabian Oil Co 4.25% 4/16/2039 (o)		2,604,000	2,378,599
Saudi Arabian Oil Co 4.375% 2/2/2031 (o)		1,000,000	998,400
Saudi Arabian Oil Co 4.375% 4/16/2049 (o)		295,000	246,142
Saudi Arabian Oil Co 5% 2/2/2036 (o)		335,000	334,620
Saudi Arabian Oil Co 5.875% 7/17/2064 (o)		515,000	499,550
Saudi Arabian Oil Co 6.375% 6/2/2055 (o)		2,012,000	2,122,680
TOTAL ENERGY			15,489,962
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (p)		1,450,000	1,467,581
Gaci First Investment Co 5.25% 10/13/2032 (p)		600,000	619,403
TOTAL FINANCIALS			2,086,984
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (o)		1,053,000	1,101,501
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (o)		825,000	863,743
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (o)		2,034,000	2,159,722
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (o)		605,000	661,340
TOTAL INDUSTRIALS			4,786,306
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (o)		625,000	631,969
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (o)		1,255,000	1,289,098
TOTAL MATERIALS			1,921,067
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (p)		640,000	657,600
TOTAL SAUDI ARABIA			24,941,919
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (o)		942,000	955,800
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (o)		5,516,000	5,323,768
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (o)		492,000	495,936
TOTAL COMMUNICATION SERVICES			5,819,704
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (o)		395,000	416,725
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		853,000	845,869
Sasol Financing USA LLC 5.5% 3/18/2031		210,000	184,274
Sasol Financing USA LLC 6.5% 9/27/2028		610,000	605,641
Sasol Financing USA LLC 8.75% 5/3/2029 (o)		515,000	528,035
			2,163,819
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (o)		640,000	670,977
TOTAL MATERIALS			2,834,796
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (o)		1,393,000	1,437,409
Eskom Holdings 8.45% 8/10/2028 (o)		685,000	734,450
TOTAL UTILITIES			2,171,859
TOTAL SOUTH AFRICA			11,243,084
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (h)		1,400,000	1,497,323
CaixaBank SA 3.625% 9/19/2032 (h)(p)	EUR	700,000	842,557

TOTAL SPAIN			2,339,880
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.875% 11/5/2029 (p)	EUR	1,335,000	1,609,950
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (p)	EUR	1,465,000	1,654,754

TOTAL SWEDEN			3,264,704
SWITZERLAND - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (h)(o)		2,024,000	2,001,341
UBS Group AG 3.869% 1/12/2029 (h)(o)		3,911,000	3,898,483
UBS Group AG 4.125% 6/9/2033 (h)(p)	EUR	1,970,000	2,427,366
UBS Group AG 4.194% 4/1/2031 (h)(o)		43,614,000	43,489,521
UBS Group AG 4.55% 4/17/2026		250,000	250,158
UBS Group AG 4.75% 3/17/2032 (h)(p)	EUR	1,900,000	2,405,914
UBS Group AG 5.428% 2/8/2030 (h)(o)		21,250,000	22,025,650
UBS Group AG 5.699% 2/8/2035 (h)(o)		2,000,000	2,115,061
			78,613,494
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (h)(o)		200,000	202,052
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (h)(p)		1,605,000	1,469,097
			1,671,149
TOTAL FINANCIALS			80,284,643
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (o)		2,272,000	2,113,609
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (o)		1,678,000	1,682,180
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (o)		1,082,000	1,115,775
TOTAL INDUSTRIALS			4,911,564
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (o)		1,535,000	1,327,775
Consolidated Energy Finance SA 5.625% 10/15/2028 (o)		820,000	688,800
Consolidated Energy Finance SA 6.5% 5/15/2026 (o)		4,677,000	4,643,829
			6,660,404
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (p)	EUR	275,000	330,752
TOTAL MATERIALS			6,991,156
TOTAL SWITZERLAND			92,187,363
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (o)		810,000	837,047
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (o)		1,089,000	773,593
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (o)		510,000	522,489
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (h)(o)		680,000	707,724
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (o)		970,000	971,940
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (o)		895,000	899,475
TOTAL FINANCIALS			2,579,139
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (o)		330,000	344,256
TOTAL TURKEY			3,445,884
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (o)		817,292	651,382
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (o)		818,000	768,413
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (o)		597,108	543,518
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (o)		2,800,000	2,488,465
TOTAL ENERGY			3,800,396
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (o)		873,000	846,269
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (o)		646,000	682,143
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (o)		1,128,000	1,080,771
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (o)		527,000	520,650
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (o)		1,121,000	1,070,555
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (o)		749,000	792,442
TOTAL FINANCIALS			4,992,830
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (o)		1,315,000	1,276,371
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (o)		867,000	846,625
TOTAL INDUSTRIALS			2,122,996
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 5.875% 4/14/2056 (h)(o)		510,000	506,481
Aldar Properties PJSC 6.6227% 4/15/2055 (h)(p)		1,155,000	1,197,377
Alpha Star Holding IX Ltd 7% 8/26/2028 (p)		635,000	650,875
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		750,000	770,625
Sobha Sukuk Ltd 8.75% 7/17/2028 (p)		370,000	388,304
TOTAL REAL ESTATE			3,513,662
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (o)		975,000	792,002
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (o)		505,000	509,103
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (o)		468,000	472,699
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (o)		1,082,000	1,067,804
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (o)		538,000	553,199
TOTAL UTILITIES			3,394,807
TOTAL UNITED ARAB EMIRATES			17,824,691
UNITED KINGDOM - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (p)	EUR	700,000	828,196
Virgin Media Finance PLC 5% 7/15/2030 (o)		1,045,000	869,337
			1,697,533
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (o)		2,288,000	2,085,653
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (o)		1,622,000	1,430,045
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (o)		630,000	597,235
			2,027,280
TOTAL COMMUNICATION SERVICES			5,810,466
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (o)		1,169,000	1,232,843
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (o)		1,190,000	1,284,220
			2,517,063
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (p)	GBP	675,000	788,094
Marks & Spencer PLC 5.125% 8/18/2032 (p)	GBP	500,000	682,915
			1,471,009
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (p)	EUR	325,000	388,356
Whitbread Group PLC 2.375% 5/31/2027 (p)	GBP	100,000	131,256
			519,612
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (p)	GBP	1,755,000	2,072,171
TOTAL CONSUMER DISCRETIONARY			6,579,855
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		2,539,000	2,556,215
BAT Capital Corp 4.906% 4/2/2030		47,911,000	49,231,536
BAT Capital Corp 5.282% 4/2/2050		1,336,000	1,227,308
BAT Capital Corp 5.834% 2/20/2031		6,734,000	7,202,048
BAT Capital Corp 6.421% 8/2/2033		9,050,000	10,065,968
BAT International Finance PLC 4.125% 4/12/2032 (p)	EUR	2,190,000	2,682,093
Imperial Brands Finance PLC 3.875% 2/12/2034 (p)	EUR	2,215,000	2,620,310
Imperial Brands Finance PLC 6.125% 7/27/2027 (o)		3,927,000	4,034,481
Reynolds American Inc 5.7% 8/15/2035		1,567,000	1,653,522
Reynolds American Inc 5.85% 8/15/2045		90,000	90,408
TOTAL CONSUMER STAPLES			81,363,889
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (o)		5,002,000	5,377,384
Harbour Energy PLC 5.5% 10/15/2026 (o)		190,000	188,575
TOTAL ENERGY			5,565,959
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (h)		7,150,000	7,054,047
Barclays PLC 2.645% 6/24/2031 (h)		12,978,000	12,112,456
Barclays PLC 3.543% 8/14/2031 (h)(p)	EUR	2,000,000	2,395,007
Barclays PLC 5.335% 9/10/2035 (h)		2,807,000	2,872,272
Barclays PLC 5.69% 3/12/2030 (h)		49,038,000	51,122,181
Barclays PLC 5.829% 5/9/2027 (h)		3,236,000	3,246,423
Barclays PLC 6.224% 5/9/2034 (h)		7,080,000	7,660,228
Barclays PLC 6.49% 9/13/2029 (h)		13,386,000	14,137,253
Barclays PLC 6.692% 9/13/2034 (h)		50,000	55,655
Barclays PLC 7.437% 11/2/2033 (h)		4,350,000	4,992,765
HSBC Holdings PLC 4.856% 5/23/2033 (h)(p)	EUR	775,000	988,817
HSBC Holdings PLC 6.254% 3/9/2034 (h)		500,000	546,627
HSBC Holdings PLC 8.201% 11/16/2034 (h)(p)	GBP	400,000	596,490
Lloyds Banking Group PLC 4.75% 9/21/2031 (h)(p)	EUR	2,480,000	3,134,749
NatWest Group PLC 2.105% 11/28/2031 (h)(p)	GBP	1,185,000	1,577,233
NatWest Group PLC 3.073% 5/22/2028 (h)		6,420,000	6,354,628
NatWest Group PLC 5.847% 3/2/2027 (h)		5,706,000	5,706,000
NatWest Group PLC 7.416% 6/6/2033 (h)(p)	GBP	380,000	539,598
Standard Chartered PLC 3.864% 3/17/2033 (h)(p)	EUR	700,000	842,165
Virgin Money UK PLC 7.625% 8/23/2029 (h)(p)	GBP	575,000	836,202
			126,770,796
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (p)	EUR	975,000	1,164,734
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (h)(p)	EUR	400,000	482,804
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (p)	GBP	975,000	1,526,679
TOTAL FINANCIALS			129,945,013
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (p)	EUR	1,590,000	1,603,207
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (p)	GBP	1,000,000	1,403,029
TOTAL INDUSTRIALS			3,006,236
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (p)	GBP	400,000	549,192
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (p)	EUR	510,000	599,632
TOTAL REAL ESTATE			1,148,824
Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (p)	EUR	575,000	686,248
NGG Finance PLC 2.125% 9/5/2082 (h)(p)	EUR	805,000	937,872
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (p)	EUR	800,000	956,532
			2,580,652
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (o)		3,691,000	3,680,137
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (o)		1,446,000	1,489,380
			5,169,517
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (p)	GBP	400,000	543,977
Anglian Water Services Financing PLC 5.875% 6/20/2031 (p)	GBP	810,000	1,137,817
Anglian Water Services Financing PLC 6.25% 9/12/2044 (p)	GBP	350,000	461,160
Anglian Water Services Financing PLC 6.293% 7/30/2030 (p)	GBP	625,000	889,575
Northumbrian Water Finance PLC 5.375% 7/22/2032 (p)	GBP	525,000	717,296
Northumbrian Water Finance PLC 5.625% 4/29/2033 (p)	GBP	890,000	1,223,984
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (p)	EUR	1,025,000	1,229,187
South West Water Finance PLC 5.25% 9/15/2031 (p)	GBP	775,000	1,058,218
South West Water Finance PLC 5.75% 12/11/2032 (p)	GBP	175,000	245,341
SW Finance I PLC 6.875% 8/7/2032 (p)	GBP	1,000,000	1,422,210
SW Finance I PLC 7.375% 12/12/2041 (p)	GBP	404,000	572,885
Wessex Water Services Finance PLC 6.125% 9/19/2034 (p)	GBP	650,000	908,359
Yorkshire Water Finance PLC 5.5% 4/28/2035 (p)	GBP	580,000	765,277
Yorkshire Water Finance PLC 6% 7/22/2033 (p)	GBP	650,000	901,226
			12,076,512
TOTAL UTILITIES			19,826,681
TOTAL UNITED KINGDOM			253,246,923
UNITED STATES - 19.4%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.3%
APLD ComputeCo LLC 9.25% 12/15/2030 (o)		5,698,000	5,980,575
AT&T Inc 3.8% 12/1/2057		3,772,000	2,646,268
AT&T Inc 4.3% 2/15/2030		565,000	570,362
AT&T Inc 4.5% 3/9/2048		10,000	8,394
AT&T Inc 5.4% 2/15/2034		100,000	104,815
Black Pearl Compute LLC 6.125% 2/15/2031 (o)(s)		1,400,000	1,432,833
Cablevision Lightpath LLC 3.875% 9/15/2027 (o)		520,000	519,590
Cablevision Lightpath LLC 5.625% 9/15/2028 (o)		1,346,000	1,345,005
Cipher Compute LLC 7.125% 11/15/2030 (o)(s)		1,473,000	1,535,373
Comcast Corp 3.9% 3/1/2038		421,000	374,396
Comcast Corp 4.65% 7/15/2042		407,000	365,339
Connect Holdings LLC 10.5% 4/3/2031 (o)		1,065,000	1,029,895
Flash Compute LLC 7.25% 12/31/2030 (o)		2,525,000	2,584,638
Frontier Communications Holdings LLC 5% 5/1/2028 (o)		770,000	770,444
Level 3 Financing Inc 3.625% 1/15/2029 (o)		752,000	706,880
Level 3 Financing Inc 3.75% 7/15/2029 (o)		875,000	811,072
Level 3 Financing Inc 4.25% 7/1/2028 (o)		170,000	163,886
Level 3 Financing Inc 6.875% 6/30/2033 (o)		2,975,000	3,081,133
Level 3 Financing Inc 7% 3/31/2034 (o)		2,229,000	2,317,145
Level 3 Financing Inc 8.5% 1/15/2036 (o)		4,000,000	4,164,798
Lumen Technologies Inc 4.5% 1/15/2029 (o)		220,000	209,420
Uniti Services LLC 7.5% 10/15/2033 (o)		845,000	879,165
Verizon Communications Inc 2.355% 3/15/2032		5,177,000	4,623,015
Verizon Communications Inc 2.55% 3/21/2031		38,667,000	35,776,455
Verizon Communications Inc 4.75% 1/15/2033		100,000	101,414
Verizon Communications Inc 4.78% 2/15/2035		2,373,000	2,362,740
WULF Compute LLC 7.75% 10/15/2030 (o)(s)		3,095,000	3,277,648
			77,742,698
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	220,000	255,635
Alphabet Inc 3.875% 5/6/2045	EUR	200,000	227,017
Alphabet Inc 4% 5/6/2054	EUR	200,000	221,652
Snap Inc 6.875% 3/1/2033 (o)		1,055,000	1,050,801
Snap Inc 6.875% 3/15/2034 (o)		750,000	747,711
			2,502,816
Media - 1.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (o)		1,963,000	1,609,660
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (o)(s)		1,670,000	1,454,739
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (o)		2,683,000	2,500,825
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,341,000	2,142,377
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (o)		1,549,000	1,383,439
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (o)		1,252,000	1,164,268
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (o)		1,000,000	997,844
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (o)		750,000	748,216
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (o)		598,000	611,422
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (o)		525,000	532,896
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		7,871,000	7,430,372
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		7,010,000	6,115,869
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		54,259,000	51,672,853
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		42,446,000	34,235,643
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		14,359,000	11,968,082
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		4,432,000	3,536,824
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		4,486,000	3,904,563
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		10,972,000	11,499,538
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		15,609,000	14,821,184
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		29,085,000	30,932,662
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		1,800,000	1,911,725
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		1,020,000	1,000,717
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (o)		1,910,000	2,018,891
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (o)		1,796,000	1,938,820
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (o)		1,116,000	1,123,946
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (o)		1,732,000	1,825,188
CMG Media Corp 8.875% 6/18/2029 (o)		417,000	363,922
CSC Holdings LLC 3.375% 2/15/2031 (o)		4,170,000	2,485,695
CSC Holdings LLC 4.125% 12/1/2030 (o)		2,590,000	1,580,082
CSC Holdings LLC 4.5% 11/15/2031 (o)		2,265,000	1,359,343
CSC Holdings LLC 4.625% 12/1/2030 (o)		1,675,000	619,943
Discovery Communications LLC 6.35% 6/1/2040		813,000	661,863
Discovery Global Holdings Inc 5.05% 3/15/2042		437,000	313,547
DISH DBS Corp 5.125% 6/1/2029		1,585,000	1,415,458
DISH DBS Corp 5.25% 12/1/2026 (o)		1,051,000	1,020,869
DISH DBS Corp 7.375% 7/1/2028		874,000	843,273
DISH DBS Corp 7.75% 7/1/2026		3,927,000	3,878,355
DISH Network Corp 11.75% 11/15/2027 (o)		1,240,000	1,283,742
Dotdash Meredith Inc 7.625% 6/15/2032 (o)		815,000	753,948
EchoStar Corp 10.75% 11/30/2029		1,494,578	1,632,408
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (h)		5,747,750	5,821,057
EW Scripps Co/The 9.875% 8/15/2030 (o)		1,245,000	1,250,157
Lamar Media Corp 5.375% 11/1/2033 (o)		1,922,000	1,927,020
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (o)		654,000	687,545
Time Warner Cable LLC 4.5% 9/15/2042		929,000	732,622
Time Warner Cable LLC 5.5% 9/1/2041		416,000	372,103
Time Warner Cable LLC 5.875% 11/15/2040		2,756,000	2,585,153
Time Warner Cable LLC 6.55% 5/1/2037		1,022,000	1,052,058
Time Warner Cable LLC 6.75% 6/15/2039		2,075,000	2,125,312
Time Warner Cable LLC 7.3% 7/1/2038		612,000	662,305
Univision Communications Inc 8.5% 7/31/2031 (o)(s)		3,835,000	3,924,762
Univision Communications Inc 9.375% 8/1/2032 (o)		2,805,000	2,968,157
			241,403,262
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		27,711,000	24,885,628
T-Mobile USA Inc 3.875% 4/15/2030		40,506,000	40,194,607
T-Mobile USA Inc 4.5% 4/15/2050		207,000	173,688
T-Mobile USA Inc 5.05% 7/15/2033		11,273,000	11,628,419
T-Mobile USA Inc 5.125% 5/15/2032		550,000	571,315
			77,453,657
TOTAL COMMUNICATION SERVICES			399,102,433
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (o)		1,055,000	1,073,702
American Axle & Manufacturing Inc 7.75% 10/15/2033 (o)(s)		1,970,000	2,002,191
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (o)		1,679,000	1,742,844
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (o)		1,121,000	1,174,203
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (e)(o)		1,955,000	1,960,513
			7,953,453
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (o)		2,219,000	2,098,911
Stellantis Finance US Inc 5.75% 3/18/2030 (o)		1,235,000	1,265,217
			3,364,128
Broadline Retail - 0.0%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (o)		383,864	256,736
Saks Global Enterprises LLC 11% (m)(o)		1	0
Saks Global Enterprises LLC 11% (j)(m)(o)		623,546	0
Wayfair LLC 6.75% 11/15/2032 (o)(s)		1,792,000	1,826,397
Wayfair LLC 7.25% 10/31/2029 (o)		3,775,000	3,901,244
Wayfair LLC 7.75% 9/15/2030 (o)		4,140,000	4,353,666
			10,338,043
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032		689,000	702,442
Sotheby's 7.375% 10/15/2027 (o)		4,834,000	4,804,542
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (o)		130,000	125,076
StoneMor Inc 8.5% 5/15/2029 (o)		3,454,000	3,350,463
TKC Holdings Inc 12% 2/15/2031 (o)		1,815,000	1,907,711
TKC Holdings Inc 8.5% 8/15/2030 (o)		2,385,000	2,440,547
			13,330,781
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (o)		565,000	575,038
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (o)		1,038,000	956,128
Caesars Entertainment Inc 7% 2/15/2030 (o)		120,000	123,029
Carnival Corp 5.75% 8/1/2032 (o)		590,000	612,301
Carnival Corp 5.875% 6/15/2031 (o)		2,815,000	2,941,737
Carnival Corp 6.125% 2/15/2033 (o)		1,277,000	1,321,947
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (o)		500,000	486,185
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (o)		4,366,000	4,117,661
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (o)		3,197,000	2,978,763
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (o)		970,000	980,353
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (o)		1,065,000	1,090,198
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (o)		664,000	683,411
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (o)(s)		856,000	884,976
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (o)		1,208,000	1,232,436
Life Time Inc 6% 11/15/2031 (o)		1,801,000	1,855,046
Light & Wonder International Inc 6.25% 10/1/2033 (o)		1,748,000	1,755,551
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (o)		2,243,000	1,661,425
McDonald's Corp 3.5% 5/21/2032 (p)	EUR	925,000	1,110,831
McDonald's Corp 3.5% 7/1/2027		139,000	138,448
McDonald's Corp 4.2% 4/1/2050		1,792,000	1,478,750
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (o)		1,142,000	1,210,648
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (o)(s)		565,000	588,763
NCL Corp Ltd 6.25% 9/15/2033 (o)		1,335,000	1,347,521
NCL Corp Ltd 6.75% 2/1/2032 (o)		1,401,000	1,442,708
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (o)		1,171,000	1,170,755
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (o)		683,000	688,210
Royal Caribbean Cruises Ltd 6% 2/1/2033 (o)		615,000	636,178
Viking Cruises Ltd 5.875% 10/15/2033 (o)		2,789,000	2,845,226
Viking Cruises Ltd 9.125% 7/15/2031 (o)		1,180,000	1,255,455
Yum! Brands Inc 4.625% 1/31/2032 (s)		872,000	857,314
			39,026,992
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (o)(s)		1,056,000	1,008,701
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (o)		586,000	591,478
Beazer Homes USA Inc 7.5% 3/15/2031 (o)(s)		1,334,000	1,372,518
Century Communities Inc 6.625% 9/15/2033 (o)		1,331,000	1,352,449
Dream Finders Homes Inc 6.875% 9/15/2030 (o)		1,236,000	1,263,789
LGI Homes Inc 4% 7/15/2029 (o)(s)		750,000	696,774
LGI Homes Inc 7% 11/15/2032 (o)		4,356,000	4,270,365
LGI Homes Inc 8.75% 12/15/2028 (o)		724,000	755,394
New Home Co Inc/The 8.5% 11/1/2030 (o)		1,118,000	1,164,194
TopBuild Corp 4.125% 2/15/2032 (o)		1,200,000	1,140,483
TopBuild Corp 5.625% 1/31/2034 (o)		1,253,000	1,263,715
Whirlpool Corp 5.75% 3/1/2034		264,000	250,681
Whirlpool Corp 6.125% 6/15/2030 (s)		2,537,000	2,548,386
Whirlpool Corp 6.5% 6/15/2033 (s)		5,255,000	5,244,204
			22,923,131
Specialty Retail - 0.2%
Advance Auto Parts Inc 7.375% 8/1/2033 (o)		1,246,000	1,276,907
AutoNation Inc 4.75% 6/1/2030		127,000	128,829
AutoZone Inc 4% 4/15/2030		4,169,000	4,150,970
Carvana Co 10.25% 5/1/2030 (o)		109,000	116,630
Carvana Co 4.875% 9/1/2029 (o)		785,000	714,350
Carvana Co 5.875% 10/1/2028 (o)		650,000	624,000
Carvana Co 9% 6/1/2030 pay-in-kind (h)(o)		412,425	429,359
Carvana Co 9% 6/1/2031 pay-in-kind (h)(o)		3,084,625	3,383,010
Champions Financing Inc 8.75% 2/15/2029 (o)(s)		2,127,000	2,016,575
LBM Acquisition LLC 6.25% 1/15/2029 (o)		1,102,000	840,189
LBM Acquisition LLC 9.5% 6/15/2031 (o)		2,060,000	1,921,362
Lowe's Cos Inc 3.35% 4/1/2027		91,000	90,513
Lowe's Cos Inc 3.75% 4/1/2032		20,943,000	20,288,197
Lowe's Cos Inc 4.5% 4/15/2030		86,000	87,410
Lowe's Cos Inc 5.625% 4/15/2053		121,000	119,179
Michaels Cos Inc/The 11% 3/15/2034 (e)(o)		1,900,000	1,775,860
Michaels Cos Inc/The 7.875% 5/1/2029 (o)		1,530,000	1,536,886
Michaels Cos Inc/The 8.5% 3/15/2033 (e)(o)		1,965,000	1,911,365
O'Reilly Automotive Inc 4.2% 4/1/2030		188,000	188,777
Staples Inc 10.75% 9/1/2029 (o)		4,692,000	4,305,211
Staples Inc 12.75% 1/15/2030 (o)		2,410,699	1,694,603
TJX Cos Inc/The 3.875% 4/15/2030		4,000	4,003
Wand NewCo 3 Inc 7.625% 1/30/2032 (o)		578,000	603,120
			48,207,305
TOTAL CONSUMER DISCRETIONARY			145,143,833
Consumer Staples - 0.2%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026		4,389,000	4,370,529
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (o)		1,370,000	1,363,188
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (o)		1,091,000	1,125,017
Albertsons Cos Inc 5.625% 3/31/2032 (o)		1,355,000	1,360,334
C&S Group Enterprises LLC 5% 12/15/2028 (o)		1,630,000	1,540,971
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (o)		2,316,000	2,430,153
Kroger Co/The 5% 9/15/2034		5,500,000	5,592,282
Mars Inc 4.8% 3/1/2030 (o)		11,332,000	11,649,235
Mars Inc 5% 3/1/2032 (o)		12,632,000	13,085,037
Performance Food Group Inc 5.625% 3/1/2034 (o)		1,440,000	1,444,818
Performance Food Group Inc 6.125% 9/15/2032 (o)		595,000	610,765
Sysco Corp 5.95% 4/1/2030		948,000	1,009,118
Sysco Corp 6.6% 4/1/2050		530,000	593,393
US Foods Inc 4.75% 2/15/2029 (o)		1,500,000	1,493,690
US Foods Inc 5.75% 4/15/2033 (o)		857,000	874,163
US Foods Inc 6.875% 9/15/2028 (o)		683,000	704,201
			44,876,365
Food Products - 0.0%
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032		3,126,000	2,846,393
JBS USA Food Co Holdings 3.625% 1/15/2032 (o)		165,000	151,374
Lamb Weston Holdings Inc 4.125% 1/31/2030 (o)		1,371,000	1,328,947
Lamb Weston Holdings Inc 4.375% 1/31/2032 (o)		2,037,000	1,944,560
Post Holdings Inc 4.625% 4/15/2030 (o)(s)		1,283,000	1,255,863
Post Holdings Inc 6.25% 10/15/2034 (o)		769,000	785,403
Post Holdings Inc 6.25% 2/15/2032 (o)		1,122,000	1,154,198
Post Holdings Inc 6.375% 3/1/2033 (o)		966,000	983,274
Post Holdings Inc 6.5% 3/15/2036 (o)		1,140,000	1,159,706
			11,609,718
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (o)		625,000	638,075
Tobacco - 0.0%
Altria Group Inc 3.875% 9/16/2046		703,000	541,146
Altria Group Inc 4.25% 8/9/2042		448,000	380,307
Altria Group Inc 4.5% 5/2/2043		289,000	250,770
Altria Group Inc 4.8% 2/14/2029		36,000	36,780
Altria Group Inc 5.95% 2/14/2049		300,000	303,966
Philip Morris International Inc 3.25% 6/6/2032	EUR	1,975,000	2,334,496
			3,847,465
TOTAL CONSUMER STAPLES			65,342,152
Energy - 2.3%
Energy Equipment & Services - 0.1%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (o)		2,522,000	2,553,485
Halliburton Co 4.85% 11/15/2035		55,000	54,991
Kodiak Gas Services LLC 6.5% 10/1/2033 (o)		854,000	880,663
Kodiak Gas Services LLC 6.75% 10/1/2035 (o)		1,000,000	1,044,892
Nabors Industries Inc 8.875% 8/15/2031 (o)		1,015,000	1,051,520
Nabors Industries Inc 9.125% 1/31/2030 (o)(s)		562,000	590,960
Star Holding LLC 8.75% 8/1/2031 (o)		913,000	919,722
Transocean Aquila Ltd 8% 9/30/2028 (o)		535,077	548,980
Transocean International Ltd 7.875% 10/15/2032 (o)		376,000	403,719
Transocean International Ltd 8.25% 5/15/2029 (o)		1,104,000	1,149,452
Transocean International Ltd 8.5% 5/15/2031 (o)		1,334,000	1,410,752
Transocean International Ltd 8.75% 2/15/2030 (o)		656,600	686,968
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (o)		1,212,000	1,232,547
WBI Operating LLC 6.25% 10/15/2030 (o)		1,074,000	1,094,664
WBI Operating LLC 6.5% 10/15/2033 (o)		1,079,000	1,096,534
			14,719,849
Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (o)		567,000	567,113
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (o)		665,000	675,075
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (o)		2,421,000	2,458,845
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (o)		804,000	834,300
California Resources Corp 7% 1/15/2034 (o)		355,000	361,497
California Resources Corp 8.25% 6/15/2029 (o)		3,062,000	3,214,515
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (o)		1,170,000	1,246,436
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (o)		2,753,000	2,860,918
CITGO Petroleum Corp 8.375% 1/15/2029 (o)		700,000	725,878
CNX Midstream Partners LP 4.75% 4/15/2030 (o)		1,412,000	1,377,074
CNX Resources Corp 5.875% 3/1/2034 (o)		1,330,000	1,332,432
CNX Resources Corp 7.25% 3/1/2032 (o)		1,752,000	1,837,139
CNX Resources Corp 7.375% 1/15/2031 (o)(s)		702,000	728,072
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (o)		19,637,000	20,976,873
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (o)		11,230,000	12,167,244
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (o)		673,000	727,181
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (o)		762,000	831,018
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (o)		406,000	450,567
Comstock Resources Inc 5.875% 1/15/2030 (o)		2,205,000	2,125,056
Comstock Resources Inc 6.75% 3/1/2029 (o)		1,420,000	1,414,510
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)		260,000	259,291
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (o)		1,983,000	2,139,172
CVR Energy Inc 7.5% 2/15/2031 (o)		1,240,000	1,235,797
CVR Energy Inc 7.875% 2/15/2034 (o)		770,000	754,607
DBR Land Holdings LLC 6.25% 12/1/2030 (o)		1,279,000	1,319,161
DCP Midstream Operating LP 5.125% 5/15/2029		1,290,000	1,326,680
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (o)		2,882,000	2,896,122
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (o)		556,000	575,072
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (o)		1,559,000	1,627,839
Energy Transfer LP 3.75% 5/15/2030		57,821,000	56,878,228
Energy Transfer LP 4.95% 6/15/2028		141,000	143,817
Energy Transfer LP 5% 5/15/2050		1,051,000	898,306
Energy Transfer LP 5.25% 4/15/2029		3,592,000	3,709,863
Energy Transfer LP 5.8% 6/15/2038		509,000	528,858
Energy Transfer LP 6.5% 2/15/2056 (h)		612,000	618,387
Energy Transfer LP 6.55% 12/1/2033		8,579,000	9,501,373
Energy Transfer LP 6.75% 2/15/2056 (h)		117,000	119,591
Energy Transfer LP 7.375% 2/1/2031 (o)		7,098,000	7,367,843
Exxon Mobil Corp 3.482% 3/19/2030		2,903,000	2,863,646
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (e)		635,000	642,325
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		2,222,000	2,349,265
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,581,000	1,596,548
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (o)(s)		501,000	518,366
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (o)(s)		310,000	327,508
Harvest Midstream I LP 7.5% 5/15/2032 (o)		979,000	1,016,185
Harvest Midstream I LP 7.5% 9/1/2028 (o)		1,687,000	1,705,800
Hess Corp 5.6% 2/15/2041		20,000	21,039
Hess Corp 5.8% 4/1/2047		608,000	637,622
Hess Corp 7.125% 3/15/2033		12,189,000	14,247,004
Hess Corp 7.3% 8/15/2031		5,397,000	6,234,919
Hess Corp 7.875% 10/1/2029		403,000	456,575
Hess Midstream Operations LP 4.25% 2/15/2030 (o)		716,000	701,862
Hess Midstream Operations LP 5.125% 6/15/2028 (o)		1,994,000	1,995,607
Hess Midstream Operations LP 5.5% 10/15/2030 (o)		521,000	524,929
Hess Midstream Operations LP 5.875% 3/1/2028 (o)		1,171,000	1,190,426
Hess Midstream Operations LP 6.5% 6/1/2029 (o)		723,000	748,130
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (o)		627,000	647,992
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (o)		730,000	770,380
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		287,000	281,437
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		13,000	14,436
Kinder Morgan Inc 5.05% 2/15/2046		34,000	31,307
Kinder Morgan Inc 5.55% 6/1/2045		193,000	190,826
Kinetik Holdings LP 5.875% 6/15/2030 (o)		1,205,000	1,218,568
Kinetik Holdings LP 6.625% 12/15/2028 (o)		2,205,000	2,273,179
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (o)		2,115,000	2,084,216
MPLX LP 2.65% 8/15/2030		33,444,000	31,339,088
MPLX LP 4.8% 2/15/2029		293,000	298,667
MPLX LP 4.95% 9/1/2032		14,376,000	14,636,021
MPLX LP 5.5% 2/15/2049		249,000	233,091
MPLX LP 5.5% 6/1/2034		2,055,000	2,130,150
Occidental Petroleum Corp 4.2% 3/15/2048		1,871,000	1,451,891
Occidental Petroleum Corp 4.4% 4/15/2046		950,000	777,438
Occidental Petroleum Corp 5.375% 1/1/2032		6,766,000	7,043,316
Occidental Petroleum Corp 6.2% 3/15/2040		450,000	469,022
Occidental Petroleum Corp 6.45% 9/15/2036		9,490,000	10,337,021
Occidental Petroleum Corp 6.6% 3/15/2046		286,000	303,849
Occidental Petroleum Corp 7.5% 5/1/2031		58,414,500	66,513,671
Occidental Petroleum Corp 7.875% 9/15/2031		1,300,000	1,509,090
ONEOK Inc 4.25% 9/24/2027		2,308,000	2,319,040
ONEOK Inc 4.4% 10/15/2029		3,287,000	3,314,754
ONEOK Inc 4.75% 10/15/2031		10,545,000	10,696,343
Ovintiv Inc 5.15% 11/15/2041		1,386,000	1,215,445
Ovintiv Inc 6.625% 8/15/2037		1,341,000	1,467,863
Ovintiv Inc 7.375% 11/1/2031		240,000	271,062
Ovintiv Inc 8.125% 9/15/2030		652,000	750,441
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		443,000	441,151
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (o)		3,071,000	3,081,644
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (o)		1,711,000	1,816,019
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		9,517,000	9,333,079
Prairie Acquiror LP 9% 8/1/2029 (o)		535,000	558,264
Rockies Express Pipeline LLC 4.95% 7/15/2029 (o)		1,601,000	1,601,126
Rockies Express Pipeline LLC 6.75% 3/15/2033 (o)		1,400,000	1,474,794
Rockies Express Pipeline LLC 6.875% 4/15/2040 (o)		421,000	433,605
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		2,431,000	2,458,116
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,262,000	1,243,432
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,894,000	1,894,718
Sunoco LP 4.5% 10/1/2029 (o)		619,000	608,170
Sunoco LP 4.625% 5/1/2030 (o)		2,910,000	2,847,287
Sunoco LP 5.375% 7/15/2031 (e)(o)		1,275,000	1,277,977
Sunoco LP 5.625% 3/15/2031 (o)		728,000	734,258
Sunoco LP 5.625% 7/15/2034 (e)(o)		1,275,000	1,274,802
Sunoco LP 5.875% 3/15/2034 (o)		740,000	742,956
Sunoco LP 6.25% 7/1/2033 (o)		1,422,000	1,464,555
Sunoco LP 6.625% 8/15/2032 (o)		1,226,000	1,269,028
Sunoco LP 7% 5/1/2029 (o)		573,000	594,270
Sunoco LP 7.25% 5/1/2032 (o)		544,000	574,781
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (o)		1,848,000	1,846,199
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (o)		4,817,000	4,881,553
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (o)		1,760,000	1,778,711
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (o)		687,000	706,032
Talos Production Inc 9.375% 2/1/2031 (o)(s)		1,418,000	1,508,770
Targa Resources Corp 4.35% 1/15/2029		5,364,000	5,407,674
Targa Resources Corp 4.35% 4/15/2031		6,287,000	6,287,505
Targa Resources Corp 4.9% 9/15/2030		10,197,000	10,471,653
Targa Resources Corp 5.65% 2/15/2036		16,531,000	17,188,473
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		5,027,000	4,864,161
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050		542,000	426,631
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)		1,685,000	1,750,391
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (o)		2,353,000	2,476,342
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (o)(s)		895,000	939,715
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (o)		2,566,000	2,733,332
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (o)		1,079,000	1,196,966
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (o)(s)		1,013,000	1,148,972
Western Gas Partners LP 4.05% 2/1/2030 (n)		34,851,000	34,427,269
Western Gas Partners LP 4.5% 3/1/2028		700,000	705,377
Western Gas Partners LP 4.65% 7/1/2026		46,000	46,012
Western Gas Partners LP 4.75% 8/15/2028		865,000	877,698
Western Gas Partners LP 5.3% 3/1/2048		2,445,000	2,159,999
Western Gas Partners LP 5.45% 11/15/2034		5,959,000	6,061,939
Williams Cos Inc/The 3.5% 11/15/2030		53,065,000	51,418,180
Williams Cos Inc/The 4.65% 8/15/2032		4,427,000	4,481,184
Williams Cos Inc/The 5.15% 3/15/2034		5,828,000	5,979,270
Williams Cos Inc/The 5.4% 3/2/2026		675,000	675,000
Williams Cos Inc/The 5.65% 3/15/2033		200,000	211,633
			559,559,783
TOTAL ENERGY			574,279,632
Financials - 8.6%
Banks - 4.5%
Bank of America Corp 2.299% 7/21/2032 (h)		16,134,000	14,555,961
Bank of America Corp 2.592% 4/29/2031 (h)		92,068,000	86,567,118
Bank of America Corp 3.419% 12/20/2028 (h)		109,825,000	108,689,180
Bank of America Corp 4.25% 10/22/2026		1,327,000	1,329,019
Bank of America Corp 4.456% 2/6/2032 (h)		800,000	805,988
Bank of America Corp 4.571% 4/27/2033 (h)		4,618,000	4,636,789
Bank of America Corp 5.015% 7/22/2033 (h)		51,016,000	52,515,036
Bank of America Corp 5.468% 1/23/2035 (h)		15,880,000	16,642,180
Citigroup Inc 4.296% 7/23/2036 (h)	EUR	500,000	600,229
Citigroup Inc 4.3% 11/20/2026		5,255,000	5,263,941
Citigroup Inc 4.412% 3/31/2031 (h)		61,180,000	61,498,898
Citigroup Inc 4.45% 9/29/2027		358,000	360,161
Citigroup Inc 4.658% 5/24/2028 (h)		71,045,000	71,565,893
Citigroup Inc 4.91% 5/24/2033 (h)		26,105,000	26,642,504
Citigroup Inc 5.449% 6/11/2035 (h)		7,200,000	7,509,259
First-Citizens Bank & Trust Co 6.125% 3/9/2028		174,000	180,135
JPMorgan Chase & Co 2.739% 10/15/2030 (h)		8,495,000	8,122,025
JPMorgan Chase & Co 2.956% 5/13/2031 (h)		4,551,000	4,330,591
JPMorgan Chase & Co 3.761% 3/21/2034 (h)(p)	EUR	650,000	783,398
JPMorgan Chase & Co 4.452% 12/5/2029 (h)		102,517,000	103,607,512
JPMorgan Chase & Co 4.493% 3/24/2031 (h)		115,788,000	117,383,919
JPMorgan Chase & Co 4.586% 4/26/2033 (h)		21,908,000	22,137,726
JPMorgan Chase & Co 4.898% 1/22/2037 (h)		351,000	353,102
JPMorgan Chase & Co 4.912% 7/25/2033 (h)		47,077,000	48,268,783
JPMorgan Chase & Co 4.946% 10/22/2035 (h)		16,368,000	16,622,183
JPMorgan Chase & Co 5.103% 4/22/2031 (h)		13,880,000	14,394,498
JPMorgan Chase & Co 5.299% 7/24/2029 (h)		10,427,000	10,732,418
JPMorgan Chase & Co 5.572% 4/22/2036 (h)		17,305,000	18,299,308
JPMorgan Chase & Co 5.717% 9/14/2033 (h)		9,707,000	10,285,225
Synchrony Bank 5.625% 8/23/2027		1,510,000	1,538,056
Wells Fargo & Co 3.526% 3/24/2028 (h)		75,141,000	74,752,644
Wells Fargo & Co 4.478% 4/4/2031 (h)		85,420,000	86,302,165
Wells Fargo & Co 4.897% 7/25/2033 (h)		41,421,000	42,240,833
Wells Fargo & Co 5.15% 4/23/2031 (h)		19,919,000	20,620,846
Wells Fargo & Co 5.211% 12/3/2035 (h)		500,000	513,401
Wells Fargo & Co 5.499% 1/23/2035 (h)		13,756,000	14,409,496
Wells Fargo & Co 5.574% 7/25/2029 (h)		11,812,000	12,220,131
Wells Fargo & Co 5.605% 4/23/2036 (h)		14,895,000	15,665,515
Wells Fargo & Co 6.303% 10/23/2029 (h)		7,701,000	8,121,642
Western Alliance Bancorp 3% 6/15/2031 (h)		2,138,000	2,111,018
			1,113,178,726
Capital Markets - 2.6%
Ares Strategic Income Fund 5.45% 9/9/2028 (o)		9,538,000	9,537,481
Ares Strategic Income Fund 5.7% 3/15/2028		15,181,000	15,300,333
Ares Strategic Income Fund 5.8% 9/9/2030 (o)		7,637,000	7,584,954
Athene Global Funding 5.339% 1/15/2027 (o)		8,489,000	8,576,965
Athene Global Funding 5.583% 1/9/2029 (o)		38,787,000	39,649,849
Blackstone Private Credit Fund 4.875% 4/14/2026 (p)	GBP	905,000	1,219,245
Blackstone Private Credit Fund 5.6% 11/22/2029		20,100,000	19,965,482
Blackstone Private Credit Fund 7.3% 11/27/2028		18,200,000	19,031,745
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (h)		68,473,000	61,759,474
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (h)		30,782,000	28,561,246
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (h)		80,410,000	80,032,607
Goldman Sachs Group Inc/The 3.8% 3/15/2030		6,455,000	6,392,433
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (h)		7,041,000	7,000,258
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (h)		3,141,000	3,173,560
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,506,000	7,308,116
Hightower Holding LLC 6.75% 4/15/2029 (o)		720,000	713,895
Hightower Holding LLC 9.125% 1/31/2030 (o)		1,346,000	1,392,153
HPS Corporate Lending Fund 5.45% 1/14/2028		29,124,000	29,240,592
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (o)		2,116,000	2,128,635
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (o)		2,282,000	2,341,752
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (o)		981,000	1,020,624
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (o)		2,349,000	2,233,468
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (o)		876,000	852,996
Moody's Corp 3.25% 1/15/2028		108,000	106,725
Morgan Stanley 2.699% 1/22/2031 (h)		7,846,000	7,424,029
Morgan Stanley 3.622% 4/1/2031 (h)		78,871,000	77,119,528
Morgan Stanley 3.955% 3/21/2035 (h)	EUR	650,000	783,578
Morgan Stanley 4.099% 5/22/2036 (h)	EUR	300,000	364,624
Morgan Stanley 4.35% 9/8/2026		1,377,000	1,380,140
Morgan Stanley 4.431% 1/23/2030 (h)		92,393,000	93,256,486
Morgan Stanley 4.889% 7/20/2033 (h)		38,757,000	39,531,995
Morgan Stanley 5.192% 4/17/2031 (h)		12,664,000	13,118,814
Morgan Stanley 5.32% 7/19/2035 (h)		14,494,000	15,007,816
Morgan Stanley 5.449% 7/20/2029 (h)		4,087,000	4,214,405
Morgan Stanley 5.664% 4/17/2036 (h)		10,669,000	11,274,954
MSCI Inc 5.15% 3/15/2036		4,419,000	4,378,862
MSCI Inc 5.25% 9/1/2035		14,387,000	14,405,150
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		20,150,000	20,022,257
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		2,326,000	2,359,647
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (o)		657,000	683,819
			660,450,692
Consumer Finance - 0.8%
Ally Financial Inc 4.75% 6/9/2027		2,100,000	2,116,419
Ally Financial Inc 6.646% 1/17/2040 (h)		3,013,000	3,005,939
Ally Financial Inc 6.7% 2/14/2033		2,780,000	2,898,942
Ally Financial Inc 7.1% 11/15/2027		25,628,000	26,863,884
Capital One Financial Corp 3.273% 3/1/2030 (h)		13,183,000	12,857,873
Capital One Financial Corp 3.65% 5/11/2027		5,794,000	5,773,598
Capital One Financial Corp 4.1% 2/9/2027		197,000	197,272
Capital One Financial Corp 4.927% 5/10/2028 (h)		3,386,000	3,419,403
Capital One Financial Corp 5.247% 7/26/2030 (h)		35,090,000	36,259,743
Capital One Financial Corp 7.624% 10/30/2031 (h)		33,186,000	37,405,572
Encore Capital Group Inc 8.5% 5/15/2030 (o)		1,918,000	2,051,865
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	500,000	611,780
Ford Motor Credit Co LLC 4.97% 4/6/2029		4,366,000	4,393,843
Ford Motor Credit Co LLC 5.113% 5/3/2029		6,634,000	6,698,457
Ford Motor Credit Co LLC 5.73% 9/5/2030		200,000	205,672
Ford Motor Credit Co LLC 5.8% 3/8/2029		5,850,000	6,026,216
Ford Motor Credit Co LLC 6.05% 3/5/2031		12,710,000	13,226,300
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	550,000	767,304
Ford Motor Credit Co LLC 7.122% 11/7/2033		16,100,000	17,593,240
LFS Topco LLC 8.75% 7/15/2030 (o)(s)		2,743,000	2,653,754
Navient Corp 4.875% 3/15/2028		431,000	411,877
Navient Corp 5% 3/15/2027		624,000	614,557
Navient Corp 5.5% 3/15/2029 (s)		749,000	699,616
Navient Corp 5.625% 8/1/2033 (s)		935,000	768,044
Navient Corp 7.875% 6/15/2032		1,251,000	1,167,456
OneMain Finance Corp 4% 9/15/2030		936,000	864,092
OneMain Finance Corp 6.125% 5/15/2030		955,000	958,750
OneMain Finance Corp 6.5% 3/15/2033		648,000	642,097
OneMain Finance Corp 6.625% 5/15/2029		946,000	965,749
OneMain Finance Corp 6.75% 3/15/2032		529,000	533,107
OneMain Finance Corp 6.75% 9/15/2033		1,145,000	1,136,427
OneMain Finance Corp 7.125% 11/15/2031		769,000	786,265
OneMain Finance Corp 7.125% 9/15/2032		585,000	598,255
OneMain Finance Corp 7.5% 5/15/2031		297,000	307,051
PRA Group Inc 8.875% 1/31/2030 (o)		626,000	636,954
SLM Corp 6.5% 1/31/2030		1,427,000	1,449,110
Stellantis Financial Services US Corp 5.4% 9/15/2030 (o)		1,293,000	1,307,337
Synchrony Financial 3.95% 12/1/2027		1,548,000	1,540,904
			200,414,724
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		2,656,000	2,493,964
Block Inc 5.625% 8/15/2030 (o)		1,323,000	1,340,346
Block Inc 6% 8/15/2033 (o)		875,000	889,163
Block Inc 6.5% 5/15/2032		3,252,000	3,345,524
Burford Capital Global Finance LLC 7.5% 7/15/2033 (o)(s)		1,132,000	1,058,782
Clue Opco LLC 9.5% 10/15/2031 (o)		670,000	693,819
Corebridge Financial Inc 3.65% 4/5/2027		966,000	960,930
Corebridge Financial Inc 3.85% 4/5/2029		31,650,000	31,287,883
Corebridge Financial Inc 3.9% 4/5/2032		37,331,000	35,452,197
Corebridge Financial Inc 4.35% 4/5/2042		208,000	177,169
Equitable Holdings Inc 4.35% 4/20/2028		1,801,000	1,810,049
Equitable Holdings Inc 4.572% 2/15/2029 (o)		4,901,000	4,919,006
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036 (e)		1,266,000	1,258,360
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (h)		626,000	625,828
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (h)		1,677,000	1,766,820
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (o)		874,000	860,889
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,304,000	3,665,319
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		2,053,000	2,022,142
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,266,000	1,204,242
ION Platform Finance US Inc 7.875% 9/30/2032 (o)		1,312,000	1,049,874
Jackson Financial Inc 3.125% 11/23/2031		3,183,000	2,899,396
Jackson Financial Inc 5.17% 6/8/2027		468,000	473,691
Jackson Financial Inc 5.67% 6/8/2032		7,793,000	7,969,395
Jefferson Capital Holdin 8.25% 5/15/2030 (o)		579,000	606,614
NFE Financing LLC 12% (m)(o)		6,202,040	2,242,037
Pine Street Trust II 5.568% 2/15/2049 (o)		800,000	762,294
Rocket Cos Inc 6.375% 8/1/2033 (o)		1,986,000	2,052,570
Sixth Street Lending Partners 6.125% 7/15/2030		10,261,000	10,388,882
Walker & Dunlop Inc 6.625% 4/1/2033 (o)(s)		1,124,000	1,110,976
WEX Inc 6.5% 3/15/2033 (o)		628,000	631,164
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (o)		2,450,000	2,579,446
			128,598,771
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (o)		290,000	295,120
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (o)		260,000	262,991
American International Group Inc 3.4% 6/30/2030		2,180,000	2,121,769
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (o)		2,109,000	2,043,241
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (o)		4,375,000	4,595,097
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)		8,320,000	8,279,787
Equitable Financial Life Global Funding 5% 3/27/2030 (o)		4,630,000	4,742,583
Five Corners Funding Trust II 2.85% 5/15/2030 (o)		12,010,000	11,391,150
Hartford Insurance Group Inc/The 4.3% 4/15/2043		604,000	534,395
Liberty Mutual Group Inc 4.569% 2/1/2029 (o)		2,100,000	2,113,566
Marsh & McLennan Cos Inc 4.375% 3/15/2029		2,260,000	2,283,511
Marsh & McLennan Cos Inc 4.75% 3/15/2039		1,134,000	1,099,068
Pacific LifeCorp 5.125% 1/30/2043 (o)		554,000	527,749
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (o)		1,852,000	1,711,851
Unum Group 4% 6/15/2029		3,688,000	3,658,385
Western-Southern Global Funding 4.9% 5/1/2030 (o)		115,000	117,928
			45,778,191
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (o)		1,180,000	1,191,735
Rithm Capital Corp 8% 4/1/2029 (o)		785,000	789,980
Rithm Capital Corp 8% 7/15/2030 (o)		1,226,000	1,231,652
Starwood Property Trust Inc 3.625% 7/15/2026 (o)		152,000	151,077
Starwood Property Trust Inc 5.25% 10/15/2028 (o)		734,000	737,529
Starwood Property Trust Inc 5.75% 1/15/2031 (o)		902,000	911,427
Starwood Property Trust Inc 6% 4/15/2030 (o)		1,077,000	1,101,952
Starwood Property Trust Inc 6.5% 10/15/2030 (o)		369,000	384,556
Starwood Property Trust Inc 6.5% 7/1/2030 (o)		889,000	924,582
Starwood Property Trust Inc 7.25% 4/1/2029 (o)		1,339,000	1,403,079
			8,827,569
TOTAL FINANCIALS			2,157,248,673
Health Care - 1.3%
Biotechnology - 0.0%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (o)		1,230,000	1,240,814
Emergent BioSolutions Inc 3.875% 8/15/2028 (o)		2,671,000	2,335,453
			3,576,267
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (o)(s)		1,396,000	1,345,141
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)		3,880,000	4,004,051
Sotera Health Holdings LLC 7.375% 6/1/2031 (o)		550,000	578,720
			5,927,912
Health Care Providers & Services - 1.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (o)		1,896,000	1,957,332
Accendra Health Inc 6.625% 4/1/2030 (o)		3,074,000	1,479,019
Centene Corp 2.45% 7/15/2028		8,580,000	8,086,894
Centene Corp 2.625% 8/1/2031		2,250,000	1,949,342
Centene Corp 3% 10/15/2030		400,000	360,243
Centene Corp 3.375% 2/15/2030		28,716,000	26,628,173
Centene Corp 4.25% 12/15/2027		1,111,000	1,104,272
Centene Corp 4.625% 12/15/2029		16,928,000	16,517,772
CHS/Community Health Systems Inc 4.75% 2/15/2031 (o)(s)		7,056,000	6,473,818
CHS/Community Health Systems Inc 5.25% 5/15/2030 (o)		3,155,000	3,031,426
CHS/Community Health Systems Inc 6.125% 4/1/2030 (o)		2,783,000	2,460,480
CHS/Community Health Systems Inc 9.75% 1/15/2034 (o)		1,005,000	1,059,088
Cigna Group/The 2.375% 3/15/2031		4,230,000	3,877,012
Cigna Group/The 3.05% 10/15/2027		150,000	148,366
Cigna Group/The 4.8% 8/15/2038		2,581,000	2,502,081
Cigna Group/The 4.9% 12/15/2048		268,000	241,077
CVS Health Corp 3% 8/15/2026		39,000	38,826
CVS Health Corp 3.625% 4/1/2027		141,000	140,572
CVS Health Corp 4.3% 3/25/2028		27,601,000	27,763,099
CVS Health Corp 4.78% 3/25/2038		2,815,000	2,689,718
CVS Health Corp 5% 1/30/2029		4,499,000	4,617,527
CVS Health Corp 5.25% 1/30/2031		18,482,000	19,262,498
CVS Health Corp 5.3% 6/1/2033		400,000	414,700
CVS Health Corp 5.55% 6/1/2031		9,080,000	9,580,369
CVS Health Corp 6.75% 12/10/2054 (h)(s)		2,177,000	2,264,461
CVS Health Corp 7% 3/10/2055 (h)		2,621,000	2,756,836
DaVita Inc 3.75% 2/15/2031 (o)		847,000	791,515
DaVita Inc 4.625% 6/1/2030 (o)		3,292,000	3,222,626
DaVita Inc 6.75% 7/15/2033 (o)		1,799,000	1,867,871
DaVita Inc 6.875% 9/1/2032 (o)		1,869,000	1,942,052
Global Medical Response Inc 7.375% 10/1/2032 (o)		540,000	565,315
HCA Inc 3.5% 9/1/2030		45,726,000	44,297,739
HCA Inc 3.625% 3/15/2032		2,294,000	2,185,887
HCA Inc 5.45% 9/15/2034		2,000,000	2,076,624
HCA Inc 5.625% 9/1/2028		542,000	559,289
HCA Inc 5.875% 2/1/2029		2,361,000	2,460,829
Humana Inc 3.7% 3/23/2029		981,000	964,569
Humana Inc 5.375% 4/15/2031		6,629,000	6,831,683
LifePoint Health Inc 10% 6/1/2032 (o)		789,000	822,930
Molina Healthcare Inc 6.25% 1/15/2033 (o)(s)		4,227,000	4,158,168
Molina Healthcare Inc 6.5% 2/15/2031 (o)		1,780,000	1,785,687
National Mentor Holdings Inc 10.5% 12/15/2030 (o)		2,670,000	2,660,156
Pediatrix Medical Group Inc 5.375% 2/15/2030 (o)		1,303,000	1,294,571
Radiology Partners Inc 8.5% 7/15/2032 (o)		753,000	775,349
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (h)(o)		186,170	174,069
Sabra Health Care LP 3.2% 12/1/2031		41,509,000	38,387,818
Surgery Center Holdings Inc 7.25% 4/15/2032 (o)		1,155,000	1,153,599
TEAM Services Holding Inc 9% 2/15/2033 (o)(s)		2,573,000	2,516,806
Tenet Healthcare Corp 4.25% 6/1/2029		414,000	407,379
Tenet Healthcare Corp 4.375% 1/15/2030 (s)		2,092,000	2,053,880
Tenet Healthcare Corp 5.5% 11/15/2032 (o)		1,706,000	1,727,209
Tenet Healthcare Corp 6% 11/15/2033 (o)(s)		1,275,000	1,317,623
Tenet Healthcare Corp 6.125% 10/1/2028		2,828,000	2,834,528
Tenet Healthcare Corp 6.125% 6/15/2030		1,523,000	1,553,388
Tenet Healthcare Corp 6.75% 5/15/2031 (s)		560,000	581,434
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		354,000	360,669
US Acute Care Solutions LLC 9.75% 5/15/2029 (o)		3,116,000	3,116,972
			282,853,235
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (o)		2,258,000	2,322,750
IQVIA Inc 6.5% 5/15/2030 (o)		1,173,000	1,206,094
			3,528,844
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (o)		5,411,000	5,595,692
Bausch Health Americas Inc 8.5% 1/31/2027 (o)		715,000	708,567
Elanco Animal Health Inc 6.65% 8/28/2028 (h)		92,000	95,643
Mylan Inc 4.55% 4/15/2028		5,345,000	5,372,198
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (o)		1,406,000	1,380,222
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)(s)		4,078,000	3,623,733
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (o)		608,000	589,760
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (o)		2,074,000	1,932,890
Utah Acquisition Sub Inc 3.95% 6/15/2026		55,000	54,937
			19,353,642
TOTAL HEALTH CARE			315,239,900
Industrials - 1.0%
Aerospace & Defense - 0.5%
Axon Enterprise Inc 6.125% 3/15/2030 (o)		1,477,000	1,522,235
Axon Enterprise Inc 6.25% 3/15/2033 (o)		1,538,000	1,594,166
Boeing Co 3.55% 3/1/2038		2,398,000	2,061,161
Boeing Co 5.15% 5/1/2030		25,359,000	26,265,322
Boeing Co 5.705% 5/1/2040		1,400,000	1,456,609
Boeing Co 5.805% 5/1/2050		2,425,000	2,434,797
Boeing Co 5.93% 5/1/2060		16,204,000	16,251,302
Boeing Co 6.259% 5/1/2027		371,000	380,066
Boeing Co 6.298% 5/1/2029		1,357,000	1,446,084
Boeing Co 6.388% 5/1/2031		12,456,000	13,615,292
Boeing Co 6.528% 5/1/2034		11,869,000	13,307,248
Boeing Co 6.625% 2/15/2038		200,000	225,631
Boeing Co 6.858% 5/1/2054		2,883,000	3,306,307
Boeing Co 7.008% 5/1/2064		2,488,000	2,884,785
BWX Technologies Inc 4.125% 6/30/2028 (o)		2,172,000	2,151,162
Carpenter Technology Corp 5.625% 3/1/2034 (o)		1,620,000	1,651,880
OneSky Flight LLC 8.875% 12/15/2029 (o)		1,251,000	1,331,406
TransDigm Inc 6% 1/15/2033 (o)		860,000	875,213
TransDigm Inc 6.125% 7/31/2034 (o)		1,675,000	1,701,358
TransDigm Inc 6.25% 1/31/2034 (o)		570,000	589,664
TransDigm Inc 6.375% 3/1/2029 (o)		2,032,000	2,085,340
TransDigm Inc 6.375% 5/31/2033 (o)		1,793,000	1,829,995
TransDigm Inc 6.625% 3/1/2032 (o)		713,000	738,662
TransDigm Inc 6.75% 1/31/2034 (o)		1,855,000	1,925,084
TransDigm Inc 6.75% 8/15/2028 (o)		1,123,000	1,142,653
TransDigm Inc 7.125% 12/1/2031 (o)		338,000	354,254
			103,127,676
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (o)(s)		2,356,000	2,457,593
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (o)		1,157,000	1,227,835
			3,685,428
Building Products - 0.1%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (o)		1,280,000	1,289,754
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (o)		1,253,000	1,311,920
Builders FirstSource Inc 4.25% 2/1/2032 (o)		1,417,000	1,351,421
Builders FirstSource Inc 6.375% 3/1/2034 (o)		619,000	637,580
Builders FirstSource Inc 6.75% 5/15/2035 (o)		2,813,000	2,935,547
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (o)		1,570,000	1,185,368
Carrier Global Corp 5.9% 3/15/2034		1,102,000	1,192,263
Cornerstone Building Brands Inc 6.125% 1/15/2029 (o)		630,000	314,431
Cornerstone Building Brands Inc 9.5% 8/15/2029 (o)(s)		1,078,000	783,567
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (o)		2,930,000	3,032,535
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (o)		865,000	901,946
JH North America Holdings Inc 6.125% 7/31/2032 (o)		590,000	605,548
Masterbrand Inc 7% 7/15/2032 (o)(s)		770,000	774,953
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (o)(s)		738,000	744,126
Standard Building Solutions Inc 5.875% 3/15/2034 (o)(s)		1,437,000	1,433,497
Standard Building Solutions Inc 6.25% 8/1/2033 (o)		2,478,000	2,524,220
Standard Building Solutions Inc 6.5% 8/15/2032 (o)		1,231,000	1,267,113
			22,285,789
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (o)		1,317,000	1,338,553
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (o)		1,162,000	1,149,716
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (o)		1,415,000	1,472,806
Allied Universal Holdco LLC 7.875% 2/15/2031 (o)		2,449,000	2,587,389
Artera Services LLC 8.5% 2/15/2031 (o)(s)		7,297,000	6,100,058
Brand Industrial Services Inc 10.375% 8/1/2030 (o)		3,334,000	3,113,524
Clean Harbors Inc 6.375% 2/1/2031 (o)		527,000	541,084
CoreCivic Inc 4.75% 10/15/2027		2,228,000	2,228,547
CoreCivic Inc 8.25% 4/15/2029		823,000	854,652
GEO Group Inc/The 10.25% 4/15/2031		1,895,000	2,034,637
GEO Group Inc/The 8.625% 4/15/2029		2,018,000	2,099,761
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (o)		605,000	607,176
GFL Environmental Inc 3.5% 9/1/2028 (o)		458,000	447,828
GFL Environmental Inc 6.75% 1/15/2031 (o)		1,290,000	1,353,017
Neptune Bidco US Inc 9.5% 2/15/2033 (o)		1,615,000	1,580,747
OT Midco Inc 10% 2/15/2030 (o)		2,145,000	910,702
Reworld Holding Corp 4.875% 12/1/2029 (o)		1,207,000	1,163,214
Williams Scotsman Inc 6.625% 4/15/2030 (o)		1,035,000	1,072,309
Williams Scotsman Inc 6.625% 6/15/2029 (o)		1,110,000	1,146,571
			31,802,291
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (o)		2,579,000	2,635,124
Amsted Industries Inc 6.375% 3/15/2033 (o)(s)		1,263,000	1,312,559
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (o)		2,495,000	2,519,753
			6,467,436
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (o)		1,064,000	1,041,454
WESCO Distribution Inc 5.25% 4/15/2031 (o)		1,470,000	1,467,398
WESCO Distribution Inc 5.5% 4/15/2034 (o)		1,910,000	1,924,822
WESCO Distribution Inc 6.375% 3/15/2033 (o)(s)		592,000	617,232
			5,050,906
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (o)		1,119,000	1,100,383
Genesee & Wyoming Inc 6.25% 4/15/2032 (o)		2,341,000	2,412,953
Uber Technologies Inc 4.15% 1/15/2031		8,895,000	8,860,166
Uber Technologies Inc 4.8% 9/15/2035		8,052,000	8,015,210
XPO Inc 7.125% 2/1/2032 (o)(s)		2,090,000	2,190,285
XPO Inc 7.125% 6/1/2031 (o)		504,000	523,713
			23,102,710
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (o)		1,093,000	1,082,394
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (o)		1,143,000	1,205,233
			2,287,627
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (o)		1,241,000	1,267,333
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (h)(o)		2,148,151	2,373,713
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (o)(s)		1,325,000	1,362,180
Enpro Inc 6.125% 6/1/2033 (o)		1,257,000	1,297,284
			6,300,510
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (o)		227,167	227,475
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (o)		1,829,000	1,858,714
United Airlines Holdings Inc 4.875% 3/1/2029		1,900,000	1,913,067
United Airlines Holdings Inc 5.375% 3/1/2031		1,475,000	1,501,686
			5,500,942
Professional Services - 0.1%
CACI International Inc 6.375% 6/15/2033 (o)		1,836,000	1,890,148
Paychex Inc 5.1% 4/15/2030		2,342,000	2,391,780
Paychex Inc 5.35% 4/15/2032		3,878,000	3,977,095
Paychex Inc 5.6% 4/15/2035		2,019,000	2,069,769
Verisk Analytics Inc 4.45% 3/15/2031		2,822,000	2,835,745
			13,164,537
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (o)		95,000	96,341
FTAI Aviation Investors LLC 7% 6/15/2032 (o)		669,000	702,251
FTAI Aviation Investors LLC 7.875% 12/1/2030 (o)		1,275,000	1,349,115
Herc Holdings Inc 5.75% 3/15/2031 (o)		860,000	871,800
Herc Holdings Inc 6% 3/15/2034 (o)		1,028,000	1,033,482
Herc Holdings Inc 7% 6/15/2030 (o)		2,507,000	2,627,128
Herc Holdings Inc 7.25% 6/15/2033 (o)		1,442,000	1,524,291
QXO Building Products Inc 6.75% 4/30/2032 (o)(s)		3,787,000	3,922,256
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (o)		630,000	656,256
United Rentals North America Inc 5.375% 11/15/2033 (o)		3,465,000	3,493,253
United Rentals North America Inc 6.125% 3/15/2034 (o)		2,095,000	2,194,684
			18,470,857
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (o)		576,000	603,319
TOTAL INDUSTRIALS			241,850,028
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (o)(s)		2,413,000	2,414,301
Dell International LLC / EMC Corp 4.15% 2/15/2029		9,059,000	9,091,423
Dell International LLC / EMC Corp 4.5% 2/15/2031		21,201,000	21,303,940
Dell International LLC / EMC Corp 4.75% 10/6/2032		19,167,000	19,346,298
Dell International LLC / EMC Corp 5.1% 2/15/2036		22,820,000	22,903,950
Dell International LLC / EMC Corp 5.3% 10/1/2029		2,407,000	2,498,161
Dell International LLC / EMC Corp 6.2% 7/15/2030		1,415,000	1,520,324
Lightning Power LLC 7.25% 8/15/2032 (o)		1,260,000	1,337,694
Sensata Technologies Inc 6.625% 7/15/2032 (o)(s)		1,161,000	1,215,321
			81,631,412
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		3,629,000	3,566,861
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		1,264,000	1,240,789
CoreWeave Inc 9% 2/1/2031 (o)		4,597,000	4,435,490
CoreWeave Inc 9.25% 6/1/2030 (o)		2,781,000	2,723,850
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (o)		1,544,000	1,444,450
			13,411,440
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology Inc 5.875% 10/1/2033 (o)		655,000	668,388
Broadcom Inc 1.95% 2/15/2028		358,000	346,083
Broadcom Inc 2.45% 2/15/2031		60,247,000	55,688,907
Broadcom Inc 2.6% 2/15/2033		54,140,000	48,194,659
Broadcom Inc 2.6% 2/15/2033 (o)		156,000	138,868
Broadcom Inc 3.187% 11/15/2036 (o)		4,113,000	3,548,179
Broadcom Inc 3.419% 4/15/2033		3,368,000	3,154,632
Broadcom Inc 4.95% 1/15/2036		500,000	507,325
Entegris Inc 3.625% 5/1/2029 (o)		2,368,000	2,272,844
Entegris Inc 4.375% 4/15/2028 (o)		300,000	297,435
Entegris Inc 4.75% 4/15/2029 (o)		2,080,000	2,081,728
Entegris Inc 5.95% 6/15/2030 (o)		2,737,000	2,791,015
ON Semiconductor Corp 3.875% 9/1/2028 (o)		1,243,000	1,216,783
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (h)		930,412	689,355
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (h)(o)		650,211	694,946
			122,291,147
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (o)		612,000	612,512
Cloud Software Group Inc 9% 9/30/2029 (o)		4,816,000	4,716,064
Fiserv Funding ULC 3.5% 6/15/2032	EUR	553,000	644,739
Oracle Corp 3.6% 4/1/2040		7,864,000	5,942,789
Oracle Corp 4.45% 9/26/2030		7,143,000	7,005,523
Oracle Corp 4.55% 2/4/2029		610,000	611,158
Oracle Corp 4.8% 9/26/2032		14,708,000	14,371,558
Oracle Corp 4.95% 2/4/2031		614,000	612,742
Oracle Corp 5.2% 9/26/2035		12,211,000	11,800,135
Oracle Corp 5.35% 5/4/2033		610,000	612,056
Oracle Corp 5.7% 2/4/2036		614,000	614,344
Oracle Corp 5.875% 9/26/2045		6,352,000	5,755,326
Oracle Corp 5.95% 9/26/2055		7,713,000	6,787,391
Oracle Corp 6.1% 9/26/2065		8,038,000	6,965,122
Oracle Corp 6.55% 2/4/2046		744,000	724,992
Oracle Corp 6.7% 2/4/2056		614,000	595,433
Oracle Corp 6.85% 2/4/2066		123,000	117,836
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (g)(h)		610,000	609,128
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (o)		4,319,000	4,918,961
			74,017,809
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (o)		1,073,000	1,097,706
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (o)		958,000	985,930
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (o)		661,000	697,459
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (o)		686,000	721,623
			3,502,718
TOTAL INFORMATION TECHNOLOGY			294,854,526
Materials - 0.5%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (h)(o)		2,580,428	2,232,070
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (o)		546,000	573,994
Celanese US Holdings LLC 6.5% 4/15/2030		1,443,000	1,478,456
Celanese US Holdings LLC 6.75% 4/15/2033		2,948,000	3,022,587
Celanese US Holdings LLC 6.85% 11/15/2028 (h)		1,403,000	1,476,440
Celanese US Holdings LLC 6.879% 7/15/2032 (h)(s)		1,184,000	1,248,193
Celanese US Holdings LLC 7% 2/15/2031 (s)		1,965,000	2,024,152
Celanese US Holdings LLC 7.05% 11/15/2030 (h)		19,068,000	20,329,845
Celanese US Holdings LLC 7.2% 11/15/2033 (h)		2,220,000	2,385,048
Celanese US Holdings LLC 7.375% 2/15/2034		3,275,000	3,364,457
Chemours Co/The 4.625% 11/15/2029 (o)		1,889,000	1,789,280
Chemours Co/The 5.75% 11/15/2028 (o)		2,151,000	2,163,506
Chemours Co/The 7.875% 3/15/2034 (e)(o)		1,565,000	1,563,046
Chemours Co/The 8% 1/15/2033 (o)(s)		1,820,000	1,851,024
CompoSecure Holdings LLC 5.625% 2/1/2033 (o)		2,395,000	2,383,025
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (o)		1,086,960	572,529
Mativ Holdings Inc 8% 10/1/2029 (o)		1,587,000	1,566,230
Methanex US Operations Inc 6.25% 3/15/2032 (o)		1,489,000	1,541,119
Olin Corp 5% 2/1/2030 (s)		3,202,000	3,113,848
Olin Corp 5.625% 8/1/2029		595,000	594,519
Olin Corp 6.625% 4/1/2033 (o)(s)		2,305,000	2,250,767
Olympus Water US Holding Corp 6.25% 10/1/2029 (o)(s)		1,607,000	1,570,998
Olympus Water US Holding Corp 6.75% 8/1/2032 (o)		2,166,000	2,132,233
Olympus Water US Holding Corp 7.25% 2/15/2033 (o)(s)		2,950,000	2,936,630
Olympus Water US Holding Corp 7.25% 6/15/2031 (o)		763,000	780,659
Perimeter Holdings LLC 6.25% 1/15/2034 (o)		2,030,000	2,039,256
Solstice Advanced Materials Inc 5.625% 9/30/2033 (o)		1,214,000	1,227,137
Tronox Inc 4.625% 3/15/2029 (o)(s)		3,780,000	2,922,631
WR Grace Holdings LLC 5.625% 8/15/2029 (o)		2,454,000	2,350,776
WR Grace Holdings LLC 6.625% 8/15/2032 (o)		2,009,000	2,032,359
WR Grace Holdings LLC 7% 8/1/2033 (o)		1,095,000	1,114,874
WR Grace Holdings LLC 7.375% 3/1/2031 (o)(s)		900,000	923,918
			77,555,606
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (o)		4,840,000	5,030,203
Quikrete Holdings Inc 6.75% 3/1/2033 (o)		1,854,000	1,927,151
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (o)		1,505,000	1,507,030
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)		1,164,000	1,236,615
			9,700,999
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (o)		1,457,000	1,390,613
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (o)		1,054,000	1,078,784
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (o)		1,747,000	1,760,191
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (o)(s)		1,227,000	1,245,810
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (o)(s)		1,370,000	1,363,961
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (o)		1,798,000	1,847,316
Graphic Packaging International LLC 3.75% 2/1/2030 (o)(s)		582,000	550,792
Graphic Packaging International LLC 6.375% 7/15/2032 (o)		1,165,000	1,180,126
			10,417,593
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (o)		4,443,000	4,697,260
Alumina Pty Ltd 6.375% 9/15/2032 (o)		1,919,000	1,992,381
Century Aluminum Co 6.875% 8/1/2032 (o)		1,175,000	1,215,370
Cleveland-Cliffs Inc 7% 3/15/2032 (o)		819,000	831,798
Cleveland-Cliffs Inc 7.375% 5/1/2033 (o)(s)		927,000	951,317
Cleveland-Cliffs Inc 7.5% 9/15/2031 (o)		541,000	564,667
Cleveland-Cliffs Inc 7.625% 1/15/2034 (o)		1,330,000	1,364,941
Commercial Metals Co 3.875% 2/15/2031		221,000	210,138
Commercial Metals Co 4.125% 1/15/2030		455,000	444,758
Commercial Metals Co 4.375% 3/15/2032		1,324,000	1,268,263
Commercial Metals Co 5.75% 11/15/2033 (o)		2,015,000	2,055,874
Commercial Metals Co 6% 12/15/2035 (o)		2,000,000	2,048,496
Kaiser Aluminum Corp 5.875% 3/1/2034 (o)		1,137,000	1,149,663
Novelis Corp 3.875% 8/15/2031 (o)(s)		1,090,000	996,150
Novelis Corp 6.375% 8/15/2033 (o)		787,000	795,565
Novelis Corp 6.875% 1/30/2030 (o)		1,881,000	1,941,715
			22,528,356
TOTAL MATERIALS			120,202,554
Real Estate - 1.3%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,521,000	2,566,794
Piedmont Operating Partnership LP 2.75% 4/1/2032		443,000	385,942
Safehold GL Holdings LLC 6.1% 4/1/2034		1,062,000	1,146,498
Store Capital LLC 2.75% 11/18/2030		5,283,000	4,859,238
Store Capital LLC 4.625% 3/15/2029		79,000	79,365
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (o)		3,269,000	3,089,142
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (o)		3,211,000	3,122,962
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		2,560,000	2,596,370
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		955,000	968,568
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (o)		3,269,000	3,192,933
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (o)		2,834,000	2,834,717
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (o)		2,338,000	2,335,666
VICI Properties LP 4.75% 2/15/2028		19,376,000	19,568,614
VICI Properties LP 4.75% 4/1/2028		2,401,000	2,424,589
VICI Properties LP 4.95% 2/15/2030		24,154,000	24,552,997
VICI Properties LP 5.125% 5/15/2032		3,929,000	3,985,312
VICI Properties LP 5.75% 4/1/2034		1,972,000	2,048,656
Vornado Realty LP 2.15% 6/1/2026		407,000	403,820
WP Carey Inc 2.4% 2/1/2031		3,912,000	3,569,696
WP Carey Inc 3.85% 7/15/2029		59,000	58,531
WP Carey Inc 4.25% 7/23/2032	EUR	200,000	246,202
			84,036,612
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		616,000	628,544
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (o)		1,094,000	1,069,967
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,043,000	1,956,666
Healthcare Realty Holdings LP 3.5% 8/1/2026		155,000	154,372
Healthpeak OP LLC 3.25% 7/15/2026		59,000	58,833
Healthpeak OP LLC 3.5% 7/15/2029		68,000	66,652
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	465,000	538,482
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		2,164,000	1,655,546
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,287,000	1,111,957
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		7,154,000	7,010,947
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (o)		240,000	256,866
Omega Healthcare Investors Inc 3.25% 4/15/2033 (s)		58,739,000	53,039,971
Omega Healthcare Investors Inc 3.375% 2/1/2031		3,821,000	3,605,898
Omega Healthcare Investors Inc 3.625% 10/1/2029		3,119,000	3,039,305
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,699,000	1,701,634
Omega Healthcare Investors Inc 4.75% 1/15/2028		283,000	285,727
Ventas Realty LP 3% 1/15/2030		1,076,000	1,031,549
Ventas Realty LP 4% 3/1/2028		4,570,000	4,567,969
Ventas Realty LP 4.75% 11/15/2030		6,655,000	6,799,605
			88,580,490
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (e)(o)		1,175,000	1,183,573
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (o)		1,260,000	1,308,875
			2,492,448
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,852,000	3,572,059
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	530,000	626,202
			4,198,261
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		5,966,000	5,619,522
Boston Properties LP 4.5% 12/1/2028		145,000	146,220
Boston Properties LP 6.75% 12/1/2027		733,000	764,875
COPT Defense Properties LP 2.25% 3/15/2026		300,000	299,779
COPT Defense Properties LP 2.75% 4/15/2031		37,313,000	34,458,679
COPT Defense Properties LP 4.5% 10/15/2030		7,586,000	7,619,118
Hudson Pacific Properties LP 4.65% 4/1/2029		1,962,000	1,746,180
			50,654,373
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		340,000	336,987
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (o)		243,400	246,039
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (o)		431,000	407,678
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (o)		883,000	870,427
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (o)		530,000	571,081
Brandywine Operating Partnership LP 3.95% 11/15/2027		247,000	242,112
Brandywine Operating Partnership LP 4.55% 10/1/2029		151,000	142,447
Brandywine Operating Partnership LP 8.3% 3/15/2028		2,185,000	2,305,829
CBRE Services Inc 2.5% 4/1/2031		1,155,000	1,053,765
Essex Portfolio LP 5.5% 4/1/2034		11,198,000	11,679,629
Extra Space Storage LP 5.4% 2/1/2034		360,000	371,359
Forestar Group Inc 6.5% 3/15/2033 (o)		1,737,000	1,778,341
Howard Hughes Corp/The 4.375% 2/1/2031 (o)		1,473,000	1,400,988
Kennedy-Wilson Inc 4.75% 2/1/2030		1,378,000	1,336,543
Tanger Properties LP 2.75% 9/1/2031		3,134,000	2,866,449
Tanger Properties LP 3.125% 9/1/2026		1,289,000	1,281,502
Taylor Morrison Communities Inc 5.75% 11/15/2032 (o)		897,000	926,863
			27,818,039
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		432,000	389,408
American Homes 4 Rent LP 3.625% 4/15/2032		4,010,000	3,806,243
American Homes 4 Rent LP 5.5% 2/1/2034		4,484,000	4,631,138
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		9,475,000	9,221,981
Sun Communities Operating LP 2.3% 11/1/2028		642,000	613,204
Sun Communities Operating LP 2.7% 7/15/2031		9,365,000	8,594,283
Sun Communities Operating LP 4.2% 4/15/2032		3,529,000	3,459,853
			30,716,110
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		33,570,000	33,269,284
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,565,000	2,569,387
Brixmor Operating Partnership LP 4.125% 6/15/2026		413,000	412,901
Kite Realty Group Trust 4.75% 9/15/2030		318,000	324,209
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		6,451,000	6,462,346
Realty Income Corp 2.2% 6/15/2028		80,000	77,072
Realty Income Corp 2.85% 12/15/2032		835,000	760,790
Realty Income Corp 3.25% 1/15/2031		92,000	88,280
Realty Income Corp 3.375% 6/20/2031	EUR	700,000	833,964
Realty Income Corp 3.4% 1/15/2028		141,000	139,823
Simon Property Group LP 2.45% 9/13/2029		159,000	151,161
			45,089,217
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	875,000	1,053,534
American Tower Corp 5.45% 2/15/2034		250,000	261,703
Iron Mountain Inc 6.25% 1/15/2033 (o)		380,000	388,286
Millrose Properties Inc 6.25% 9/15/2032 (o)		688,000	696,630
Millrose Properties Inc 6.375% 8/1/2030 (o)		1,159,000	1,189,018
			3,589,171
TOTAL REAL ESTATE			337,174,721
Utilities - 0.8%
Electric Utilities - 0.4%
Alabama Power Co 3.05% 3/15/2032		3,083,000	2,894,254
Clearway Energy Operating LLC 3.75% 2/15/2031 (o)		1,623,000	1,537,539
Clearway Energy Operating LLC 4.75% 3/15/2028 (o)		1,230,000	1,225,984
Clearway Energy Operating LLC 5.75% 1/15/2034 (o)		1,270,000	1,286,735
Cleco Corporate Holdings LLC 3.375% 9/15/2029		3,792,000	3,610,723
Cleco Corporate Holdings LLC 3.743% 5/1/2026		4,110,000	4,103,638
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		620,000	659,045
Duke Energy Corp 2.45% 6/1/2030		4,913,000	4,604,287
Duke Energy Corp 3.85% 6/15/2034	EUR	350,000	418,975
Duquesne Light Holdings Inc 2.532% 10/1/2030 (o)		6,050,000	5,600,151
Duquesne Light Holdings Inc 2.775% 1/7/2032 (o)		1,558,000	1,412,790
Edison International 4.8% 3/15/2031		1,337,000	1,336,200
Edison International 6.25% 3/15/2030		1,556,000	1,645,762
Edison International 7.875% 6/15/2054 (h)		797,000	829,706
Edison International 8.125% 6/15/2053 (h)		960,000	997,906
Exelon Corp 3.35% 3/15/2032		5,349,000	5,054,902
Exelon Corp 4.05% 4/15/2030		12,952,000	12,913,280
Hawaiian Electric Co Inc 6% 10/1/2033 (o)		962,000	980,535
NRG Energy Inc 3.625% 2/15/2031 (o)(s)		755,000	712,665
NRG Energy Inc 3.875% 2/15/2032 (o)		266,000	249,560
NRG Energy Inc 5.25% 6/15/2029 (o)		1,400,000	1,404,885
NRG Energy Inc 5.75% 1/15/2028		573,000	572,960
NRG Energy Inc 5.75% 1/15/2034 (o)		1,755,000	1,778,996
NRG Energy Inc 5.75% 7/15/2029 (o)		1,355,000	1,357,341
NRG Energy Inc 6% 1/15/2036 (o)		1,690,000	1,719,859
NRG Energy Inc 6% 2/1/2033 (o)(s)		1,871,000	1,916,303
NRG Energy Inc 6.25% 11/1/2034 (o)		1,529,000	1,581,244
Pacific Gas and Electric Co 5.2% 5/1/2036		300,000	300,995
Pacific Gas and Electric Co 6% 5/1/2056		300,000	296,303
PacifiCorp 7.375% 9/15/2055 (h)		1,680,000	1,701,457
PG&E Corp 5% 7/1/2028		779,000	776,941
PG&E Corp 5.25% 7/1/2030		5,534,000	5,538,582
PG&E Corp 6.85% 9/15/2056 (h)		1,951,000	1,947,842
PG&E Corp 7.375% 3/15/2055 (h)		1,992,000	2,061,678
Southern Co/The 1.875% 9/15/2081 (h)	EUR	680,000	785,937
Southern Co/The 4.85% 3/15/2035		8,250,000	8,235,014
Vistra Operations Co LLC 5% 7/31/2027 (o)		135,000	134,805
Vistra Operations Co LLC 6.875% 4/15/2032 (o)		1,181,000	1,242,436
Vistra Operations Co LLC 7.75% 10/15/2031 (o)		1,741,000	1,839,819
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (o)(s)		982,000	1,019,268
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (o)		2,834,000	2,938,436
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (o)		1,214,000	1,285,444
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (o)		1,767,000	1,870,359
			94,381,541
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 2.45% 1/15/2031		50,109,000	46,465,789
AES Corp/The 3.95% 7/15/2030 (o)		9,768,000	9,598,915
AES Corp/The 6.95% 7/15/2055 (h)		1,368,000	1,321,855
Alpha Generation LLC 6.25% 1/15/2034 (o)		1,320,000	1,340,470
Alpha Generation LLC 6.75% 10/15/2032 (o)		802,000	833,292
Calpine LLC 5.125% 3/15/2028 (o)		1,220,000	1,219,548
Sunnova Energy Corp 5.875% (j)(m)(o)		2,613,000	6,533
Talen Energy Supply LLC 6.25% 2/1/2034 (o)		2,315,000	2,355,732
Talen Energy Supply LLC 6.5% 2/1/2036 (o)		1,903,000	1,956,603
			65,098,737
Multi-Utilities - 0.1%
NiSource Inc 2.95% 9/1/2029		988,000	954,049
NiSource Inc 3.6% 5/1/2030		31,478,000	30,877,693
NiSource Inc 5.35% 4/1/2034		3,890,000	4,060,578
Puget Energy Inc 4.1% 6/15/2030		5,352,000	5,282,500
Puget Energy Inc 4.224% 3/15/2032		8,794,000	8,595,079
			49,769,899
TOTAL UTILITIES			209,250,177
TOTAL UNITED STATES			4,859,688,629
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (o)		400,000	414,198
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (o)		835,000	882,345
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (o)		412,000	443,405
Navoiyuran State Enterprise 6.7% 7/2/2030 (o)		810,000	833,287

TOTAL UZBEKISTAN			2,573,235
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (m)(p)		1,100,000	337,150
Petroleos de Venezuela SA 6% (m)(o)		1,064,000	337,820
Petroleos de Venezuela SA 6% (m)(o)		1,000,000	317,500
Petroleos de Venezuela SA 9.75% (m)(o)		970,000	369,570

TOTAL VENEZUELA			1,362,040
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (o)		808,237	805,246
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (o)		1,195,000	1,198,843
First Quantum Minerals Ltd 7.25% 2/15/2034 (o)		1,502,000	1,571,575
First Quantum Minerals Ltd 8% 3/1/2033 (o)		900,000	959,058
First Quantum Minerals Ltd 8.625% 6/1/2031 (o)		486,000	509,479

TOTAL ZAMBIA			4,238,955
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,965,127,455)			6,130,652,219

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (n) (Cost $1,712,150)	19,157	1,915,700

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (p)(t)		1,220,000	1,198,115
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (h)(o)(t)		495,000	546,837
Banco de Credito e Inversiones SA 8.75% (h)(o)(t)		501,000	543,042
Banco del Estado de Chile 7.95% (h)(o)(t)		455,000	498,604

TOTAL CHILE			1,588,483
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (h)(p)(t)	EUR	415,000	461,129
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (h)(p)(t)	EUR	450,000	483,969
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (h)(o)(t)		1,200,000	1,283,568
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (h)(p)(t)	EUR	1,100,000	1,328,279
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (h)(p)(t)		1,100,000	1,102,432
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (h)(o)(t)		400,000	402,618
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (h)(o)(t)		480,000	475,740
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (h)(o)(t)		1,111,000	1,152,315
Banco Mercantil del Norte SA/Grand Cayman 8.375% (h)(o)(t)		485,000	518,231
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (h)(o)		700,000	700,569
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (h)(o)		400,000	454,974
TOTAL FINANCIALS			2,826,089
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (h)(o)(t)		2,140,000	2,187,155
Cemex SAB de CV 7.2% (h)(o)(t)		1,426,000	1,548,935
TOTAL MATERIALS			3,736,090
TOTAL MEXICO			6,562,179
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (h)(p)(t)		515,000	512,671
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (h)(p)(t)	EUR	875,000	1,035,447
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (g)(h)(m)(p)(t)	EUR	385,000	342,892

TOTAL SWEDEN			1,378,339
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (g)(h)(j)(m)(p)(t)		995,000	238,800
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (h)(p)(t)		680,000	693,056
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 5 year UK Government Bond + 4.135%, 7.884% (g)(h)(p)(t)	GBP	515,000	506,230
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (h)(p)(t)	GBP	100,000	138,996
TOTAL UNITED KINGDOM			645,226
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (h)(t)		2,490,000	2,527,607
Energy Transfer LP Series G, 7.125% (h)(t)		555,000	587,087
Mesquite Energy Inc 7.25% (j)(m)(t)		269,000	27
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (g)(h)(t)		4,561,000	4,571,303
Sunoco LP 7.875% (h)(o)(t)		2,154,000	2,303,545
TOTAL ENERGY			9,989,569
Financials - 0.1%
Banks - 0.1%
BW Real Estate Inc 9.5% (h)(o)(t)		1,329,000	1,411,667
Citigroup Inc 6.5% (h)(t)		620,000	631,234
Citigroup Inc 6.625% (h)(t)		1,715,000	1,798,335
			3,841,236
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (h)(t)		1,440,000	1,363,341
Ally Financial Inc 4.7% (h)(t)		1,206,000	1,204,648
			2,567,989
Insurance - 0.0%
Alliant Holdings LP 10.5% (h)(j)(t)		387,665	391,529
TOTAL FINANCIALS			6,800,754
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (h)(t)		3,871,000	3,871,829
Aircastle Ltd 5.25% (h)(o)(t)		1,767,000	1,808,735
TOTAL INDUSTRIALS			5,680,564
TOTAL UNITED STATES			22,470,887
TOTAL PREFERRED SECURITIES (Cost $38,454,966)			40,825,491

U.S. Government Agency - Mortgage Securities - 19.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.7%
Fannie Mae 2% 11/1/2051	12,753,993	10,676,903
Fannie Mae 2% 2/1/2052	1,919,704	1,620,263
Fannie Mae 2% 3/1/2052	8,560,136	7,158,025
Fannie Mae 2.5% 4/1/2052	5,378,616	4,743,391
Fannie Mae 2.5% 5/1/2052	4,865,651	4,263,639
Fannie Mae 2.5% 6/1/2052	7,617,178	6,722,336
Fannie Mae 3% 12/1/2051	26,311,676	24,039,218
Fannie Mae 3% 6/1/2052	4,357,826	4,010,052
Fannie Mae 3.5% 12/1/2036	158,972	157,081
Fannie Mae 3.5% 5/1/2036	120,930	119,754
Fannie Mae 3.5% 7/1/2047	297,699	285,184
Fannie Mae 5.5% 2/1/2055	5,111,093	5,268,150
Fannie Mae 7% 6/1/2054	110,085	117,664
Fannie Mae 7% 7/1/2054	101,124	108,378
Fannie Mae 7% 8/1/2054	78,311	83,457
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	2,055,146	1,800,792
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	716,182	655,124
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	3,102,942	2,685,426
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,533,588	2,017,438
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,550,552	1,421,752
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,484,319	1,361,020
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	75,916	69,610
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	52,146	47,814
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	56,125	48,642
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,070,735	918,762
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,632,289	1,496,699
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	52,767	48,384
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	1,378,560	1,264,047
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	12,274,248	10,630,167
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	59,835	51,746
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	2,045,541	1,625,622
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	61,191	52,885
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	9,702,938	8,827,201
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	21,037	16,705
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	129,551	118,992
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	290,219	230,641
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	581,001	461,367
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	793,424	728,508
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	4,732,952	3,963,632
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	210,798	177,522
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,566,203	1,396,109
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,784	14,971
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,290,319	2,754,464
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	907,902	760,043
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	232,409	196,666
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	78,682	66,261
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	565,479	477,274
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	447,301	376,132
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	192,492	162,045
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	84,771	70,780
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	21,851	18,149
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	4,243,173	3,816,035
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	799,196	712,875
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	637,627	568,664
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	578,516	484,300
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	574,459	480,904
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	175,104	147,298
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,040,361	878,082
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,019,071	856,292
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	654,422	550,298
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	411,723	346,214
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	50,077	41,875
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,900,177	1,776,342
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	74,273	69,201
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,518,260	5,857,560
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	154,370	139,195
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,079	12,655
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	591,018	494,581
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	473,013	397,900
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	430,749	361,675
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	50,639	42,392
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	445,095	373,999
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	296,266	249,128
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	277,134	272,894
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	100,679	94,118
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	90,664	84,472
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	69,383	64,861
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	68,762	64,302
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	35,422	33,246
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,078	13,536
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	11,283,510	10,043,595
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	300,096	252,630
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	92,989	78,310
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	68,722	57,852
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	23,093	19,383
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,521,004	1,280,426
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,269,929	1,067,079
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	811,543	678,616
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	87,971	81,991
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,467	13,878
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,336,939	1,125,475
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	523,572	440,759
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	452,311	380,768
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	391,175	330,403
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	91,334	76,888
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	71,405	60,110
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	58,949	49,625
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	37,530	31,500
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,933,658	8,362,446
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	8,832,319	7,424,266
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	8,694,864	7,316,876
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,552,780	4,691,846
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,617,292	3,882,644
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,179,068	1,839,170
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,387,935	1,160,598
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,269,916	1,073,418
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,136,556	959,272
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	289,001	242,657
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,558,072	1,397,864
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	155,852	140,372
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	971,242	812,157
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	661,093	552,809
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	10,382,109	8,681,566
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	103,495	96,815
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	12,955,033	11,636,180
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	203,242	171,095
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	115,308	107,793
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	112,736	101,523
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,565	14,834
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	924,055	774,721
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	731,245	687,017
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	504,084	451,135
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (d)	25,417,842	21,294,229
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	447,511	376,868
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	199,146	167,709
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,494,945	5,441,251
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,618,623	1,351,982
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	246,345	206,226
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	95,648	80,221
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,807	24,116
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	27,450	23,022
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	26,134	22,000
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,276,362	1,194,378
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	8,330,125	7,506,095
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	28,003,758	25,021,526
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	9,174,910	8,175,887
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	572,705	479,793
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	530,143	443,308
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	257,615	217,432
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	65,919	55,060
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	531,053	444,899
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	991,330	828,954
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	187,334	182,155
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	800,801	765,212
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,218,871	2,849,781
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	528,228	463,862
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,200,220	15,948,364
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	726,645	640,827
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	491,657	431,287
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	181,617	176,658
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	19,808	19,274
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	514,208	474,128
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,900,894	1,676,395
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,606,885	1,408,070
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	99,882	98,191
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	118,740	115,496
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	170,738	165,505
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	44,614	43,233
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,254,012	1,197,498
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	441,248	408,412
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	266,871	245,712
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	260,900	239,646
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	84,667	77,990
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	82,466	75,923
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	79,057	72,806
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	1,807,151	1,607,277
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,639,283	4,941,552
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,029,677	3,553,764
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,107,481	970,456
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	863,092	759,541
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	838,078	734,386
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	332,011	322,721
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	313,368	303,657
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	3,223,055	3,130,572
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,708,672	3,261,399
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	574,002	502,983
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	430,433	378,791
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	406,478	357,456
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	99,909	97,214
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	86,347	82,834
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	270,904	250,062
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	203,459	187,512
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	37,462	32,897
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	12,139,406	10,804,351
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	84,731	78,575
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	409,154	379,939
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	10,921,798	9,584,130
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,938,106	1,709,818
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	9,201,988	8,120,967
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	1,167,795	1,138,818
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	179,910	174,993
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	254,398	234,654
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	10,134,969	9,288,190
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	87,111	79,997
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	18,734,380	16,486,687
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	8,567,080	7,539,228
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,026,047	6,220,409
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,373,632	2,956,223
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,771,272	1,566,510
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,496,560	1,459,417
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,457,063	1,419,918
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,320,035	1,287,285
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,294,597	1,262,027
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,270,687	1,238,309
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,049,996	1,023,904
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	19,387	18,918
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	60,940	56,504
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	481,529	444,105
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	363,327	336,737
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	145,684	134,271
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	90,145	82,976
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	37,071	34,081
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,301,704	6,405,132
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,823,501	6,021,897
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,540,598	3,104,743
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,589,838	2,285,592
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	40,501	35,528
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	9,180,725	8,096,464
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	7,486,539	6,583,648
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	676,488	594,903
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2029	49,524	48,646
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,881,177	1,833,237
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,193,198	1,162,787
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,161,550	1,132,730
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	228,807	202,571
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	208,274	202,965
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	306,943	284,105
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	539,942	498,028
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	379,463	350,408
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	177,225	163,232
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	41,392,210	36,814,153
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,451,564	3,048,243
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,387,679	2,113,897
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	42,048	37,226
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	27,461	26,769
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	864,416	797,098
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	13,880,835	12,289,198
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,543,398	3,108,307
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,836,541	2,488,244
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,739,558	2,403,169
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	14,605,161	13,992,595
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	9,926,961	9,269,560
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	14,948,197	13,234,171
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	116,284	109,058
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	768,711	701,118
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	25,302	23,713
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,071,742	995,925
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,653,251	2,419,123
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	132,950	130,993
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	46,952	44,041
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,348,095	1,252,729
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,310,003	1,217,331
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	51,660	48,496
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	151,901	138,545
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	13,835,545	12,744,378
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	918,351	841,618
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	593,068	543,514
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	568,696	520,468
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	57,450	52,793
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	42,280	38,853
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	367,713	361,572
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,229	14,277
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,396,455	1,273,666
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,885,146	2,630,555
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	386,858	354,050
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	257,408	235,659
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	224,605	221,700
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	92,515	91,197
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	287,436	269,413
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	275,910	258,448
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	40,988	38,417
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	229,695	211,508
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,252,333	2,973,472
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	323,579	295,834
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	8,899	8,745
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	477,508	443,728
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	8,800,401	8,177,844
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,670,210	5,207,070
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,927,832	3,586,142
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,786,610	3,445,373
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	138,833	135,673
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	90,101	84,461
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	79,031	73,952
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	390,235	366,005
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	360,914	338,965
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	1,857,215	1,696,813
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	12,052,859	11,015,658
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,829,140	4,443,754
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,754,384	2,520,800
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	128,933	120,908
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	436,394	405,659
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	65,184	60,023
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	5,909,811	5,423,407
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	263,985	260,305
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	173,356	162,363
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	94,468	87,814
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,059,636	974,742
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	362,960	333,881
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	314,685	308,765
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	96,483	90,405
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	159,063	147,761
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049 (b)	28,434,982	26,059,114
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	352,908	323,862
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,772	8,609
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,142	7,008
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	579,834	570,147
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	170,400	159,828
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	118,199	109,801
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	5,180	5,014
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	139,892	134,230
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,146,748	2,065,223
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	15,448,400	14,942,036
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	70,164	66,666
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	23,985	23,014
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,963,015	1,889,694
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	26,901,772	25,905,374
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	7,261,936	6,974,811
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	310,236	293,510
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	121,087	114,559
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	47,741	46,313
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	30,068	28,839
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,842,963	3,715,441
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	90,156	86,507
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	142,429	136,130
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	239,034	236,088
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	221,061	210,041
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	110,700	104,973
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	643,285	608,201
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	11,339,347	10,827,223
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	5,947,246	5,775,229
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (d)	2,442,965	2,324,998
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	120,029	118,547
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,988,800	2,843,542
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,954,988	1,866,694
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	22,470	21,287
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,785,313	3,664,726
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	349,662	345,680
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	6,239	6,047
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	119,859	115,082
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	60,231	57,793
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	18,700,507	17,855,929
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	6,119,563	5,833,621
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,837,362	1,742,323
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	204,614	196,682
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	172,836	165,949
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,293,711	1,245,390
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	40,608	40,470
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,719,719	1,700,422
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	78,100	77,272
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	7,883	7,782
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	30,913	30,592
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	439,906	432,770
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	2,288,707	2,263,740
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	259,837	257,002
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	6,451	6,352
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,335,196	1,320,213
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	28,618	28,486
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	25,730	25,476
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	23,336	23,080
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	4,927	4,852
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	1,153,167	1,140,227
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	487,053	484,804
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	16,830	16,712
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,885	6,827
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	19,708,243	19,533,853
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	167,580	164,914
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	29,136	28,718
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	5,067	4,988
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,409	4,340
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	669,117	655,378
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	658,841	647,330
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	275,929	272,833
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	5,868	5,804
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	32,098	31,638
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	10,331	10,170
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	2,123,619	2,085,853
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	950,374	934,958
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	70,872	70,165
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	14,835	14,613
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	275,270	272,181
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	11,145	11,035
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	8,684,941	8,613,678
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	84,767	83,869
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,726,740	1,707,903
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	158,026	156,302
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,911,631	2,878,049
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	20,897,291	20,505,413
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	830,751	834,698
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	103,365	105,126
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	3,576	3,601
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	378,439	381,420
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	11,056	11,234
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	315,365	320,394
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	21,492	21,856
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,112	2,129
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	15,526	15,737
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	22,176	22,532
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	1,773	1,780
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	2,739	2,749
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	25,006	25,371
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	11,178	11,369
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	28,430	28,601
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,271	5,303
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,793	4,816
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	22,799	22,936
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,449	15,642
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	9,110	9,244
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	841,856	845,857
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	19,473	20,181
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	357,426	363,686
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	636,351	648,023
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	421,094	429,081
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	524,499	535,759
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	503,636	513,188
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	315,557	321,148
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	321,142	327,032
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	12,994	13,459
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	38,122	39,064
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,584,751	1,635,541
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	14,699,020	15,193,074
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,014,200	3,123,989
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	17,053,837	17,649,033
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,235,937	2,288,584
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2055	1,713,299	1,742,107
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	151,622	156,292
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	483,871	499,076
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	938,122	968,481
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	176,734	182,840
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	6,687,241	6,894,768
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	601,795	622,586
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,406,286	3,532,219
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	1,177,917	1,215,668
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	4,796,344	5,024,046
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,549,345	1,621,809
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,344,546	3,464,643
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	7,597,702	7,943,555
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,826,509	2,958,707
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,109,987	1,162,249
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,003,212	4,182,940
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	16,314,173	17,051,709
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,781,690	5,020,276
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	5,356,184	5,571,415
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,165,166	1,200,819
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	3,481,269	3,641,915
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	4,009,834	4,130,024
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	5,410,073	5,572,234
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,190,136	5,429,639
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	990,429	1,034,276
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	4,933,442	5,081,316
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,152,638	1,203,666
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,365,230	4,536,656
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,059,601	3,150,353
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	19,815,976	20,446,390
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	17,350,048	18,173,723
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,033,847	1,074,770
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,615,030	5,781,580
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,285,550	1,346,078
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	8,551,877	9,078,211
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,879,064	1,960,948
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	158,935	167,331
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	201,979	213,542
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	184,835	195,899
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	154,069	163,262
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	725,212	756,815
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,379,898	1,440,030
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	245,213	260,688
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	448,646	472,873
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,183,069	7,658,828
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,879,258	6,222,730
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,918,159	1,999,649
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	476,418	504,250
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	5,930,416	6,310,236
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	180,550	190,049
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	7,702,039	8,227,474
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,278,915	4,547,423
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,604,947	2,769,225
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,473,774	1,570,515
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	769,166	817,973
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	86,926	92,299
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	72,196	76,117
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	952,879	1,015,428
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	236,268	252,198
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	1,511,523	1,613,222
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	286,969	303,112
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	210,663	223,497
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	166,925	176,881
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	72,151	76,432
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	51,627	55,120
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,587,856	1,688,613
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,013,279	1,079,477
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	519,644	549,118
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	517,442	546,549
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	337,157	356,027
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	120,414	127,405
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	106,390	112,563
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	2,193,071	2,340,627
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	1,125,335	1,198,852
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	61,054	64,489
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	2,339,148	2,513,528
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	32,835	35,170
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	132,034	140,412
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	126,823	135,406
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	95,041	102,156
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	84,838	90,102
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	55,412	59,560
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	916,336	974,195
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	75,518	80,115
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	817,202	875,314
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	725,608	775,166
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	557,656	596,440
Freddie Mac Gold Pool 1.5% 1/1/2036	774,831	708,773
Freddie Mac Gold Pool 1.5% 1/1/2051	2,506,014	1,995,483
Freddie Mac Gold Pool 1.5% 10/1/2035	835,878	766,444
Freddie Mac Gold Pool 1.5% 11/1/2035	575,232	527,449
Freddie Mac Gold Pool 1.5% 11/1/2035	436,673	400,399
Freddie Mac Gold Pool 1.5% 11/1/2035	187,882	172,275
Freddie Mac Gold Pool 1.5% 12/1/2035	1,552,313	1,423,366
Freddie Mac Gold Pool 1.5% 12/1/2040	35,691	30,910
Freddie Mac Gold Pool 1.5% 2/1/2041	12,619,837	10,913,047
Freddie Mac Gold Pool 1.5% 2/1/2051	2,550,497	2,026,918
Freddie Mac Gold Pool 1.5% 3/1/2041	61,231	52,913
Freddie Mac Gold Pool 1.5% 3/1/2051	1,138,967	905,154
Freddie Mac Gold Pool 1.5% 3/1/2051	235,328	187,313
Freddie Mac Gold Pool 1.5% 4/1/2041	6,573,355	5,672,246
Freddie Mac Gold Pool 1.5% 4/1/2041	1,736,322	1,499,718
Freddie Mac Gold Pool 1.5% 4/1/2051	3,344,939	2,658,273
Freddie Mac Gold Pool 1.5% 4/1/2051	376,373	299,109
Freddie Mac Gold Pool 1.5% 8/1/2035	315,281	289,486
Freddie Mac Gold Pool 2% 1/1/2051	1,242,627	1,039,867
Freddie Mac Gold Pool 2% 1/1/2051	814,585	683,705
Freddie Mac Gold Pool 2% 1/1/2051	603,569	505,084
Freddie Mac Gold Pool 2% 1/1/2051	284,996	239,651
Freddie Mac Gold Pool 2% 1/1/2051	203,105	170,789
Freddie Mac Gold Pool 2% 1/1/2052	3,218,111	2,717,146
Freddie Mac Gold Pool 2% 1/1/2052	789,553	659,241
Freddie Mac Gold Pool 2% 10/1/2041	989,105	882,272
Freddie Mac Gold Pool 2% 10/1/2050	1,894,281	1,585,782
Freddie Mac Gold Pool 2% 10/1/2050	66,894	56,000
Freddie Mac Gold Pool 2% 10/1/2051	756,211	635,419
Freddie Mac Gold Pool 2% 11/1/2050	13,211,108	11,166,914
Freddie Mac Gold Pool 2% 11/1/2050 (d)	12,547,101	10,503,706
Freddie Mac Gold Pool 2% 11/1/2050	2,419,461	2,045,090
Freddie Mac Gold Pool 2% 11/1/2050	161,125	134,885
Freddie Mac Gold Pool 2% 11/1/2050	104,270	87,289
Freddie Mac Gold Pool 2% 11/1/2050	14,297	12,005
Freddie Mac Gold Pool 2% 11/1/2051	1,055,580	887,629
Freddie Mac Gold Pool 2% 11/1/2051	742,328	623,754
Freddie Mac Gold Pool 2% 11/1/2051	584,690	490,565
Freddie Mac Gold Pool 2% 12/1/2051	1,857,899	1,568,099
Freddie Mac Gold Pool 2% 12/1/2051	533,870	448,927
Freddie Mac Gold Pool 2% 2/1/2036	132,267	123,317
Freddie Mac Gold Pool 2% 2/1/2036	93,628	87,526
Freddie Mac Gold Pool 2% 2/1/2036	81,896	76,559
Freddie Mac Gold Pool 2% 2/1/2041	408,033	366,314
Freddie Mac Gold Pool 2% 2/1/2051	5,667,539	4,742,764
Freddie Mac Gold Pool 2% 2/1/2051	81,429	68,168
Freddie Mac Gold Pool 2% 2/1/2052	1,444,718	1,213,046
Freddie Mac Gold Pool 2% 2/1/2052	1,423,344	1,195,989
Freddie Mac Gold Pool 2% 3/1/2036	72,771	68,006
Freddie Mac Gold Pool 2% 3/1/2036	13,878	12,952
Freddie Mac Gold Pool 2% 3/1/2041	363,417	327,419
Freddie Mac Gold Pool 2% 3/1/2051	9,460,981	7,911,315
Freddie Mac Gold Pool 2% 3/1/2051	8,915,173	7,468,838
Freddie Mac Gold Pool 2% 3/1/2051	874,491	736,172
Freddie Mac Gold Pool 2% 3/1/2051	821,255	691,356
Freddie Mac Gold Pool 2% 3/1/2051	705,006	593,494
Freddie Mac Gold Pool 2% 3/1/2051	97,712	82,257
Freddie Mac Gold Pool 2% 3/1/2051	61,327	51,627
Freddie Mac Gold Pool 2% 4/1/2036	806,852	753,513
Freddie Mac Gold Pool 2% 4/1/2051	1,148,483	960,367
Freddie Mac Gold Pool 2% 4/1/2052	10,896,019	9,141,945
Freddie Mac Gold Pool 2% 4/1/2052	115,900	97,459
Freddie Mac Gold Pool 2% 5/1/2036	125,732	117,538
Freddie Mac Gold Pool 2% 5/1/2041	393,026	352,137
Freddie Mac Gold Pool 2% 5/1/2051	36,177,692	30,444,143
Freddie Mac Gold Pool 2% 5/1/2051	9,485,930	7,932,177
Freddie Mac Gold Pool 2% 5/1/2051	3,417,404	2,886,483
Freddie Mac Gold Pool 2% 5/1/2051	232,254	194,792
Freddie Mac Gold Pool 2% 5/1/2051	36,219	30,490
Freddie Mac Gold Pool 2% 5/1/2052	5,716,990	4,807,371
Freddie Mac Gold Pool 2% 6/1/2035	9,584,588	9,004,885
Freddie Mac Gold Pool 2% 6/1/2041	639,014	572,180
Freddie Mac Gold Pool 2% 6/1/2050	50,023,626	41,939,408
Freddie Mac Gold Pool 2% 6/1/2050	532,827	448,716
Freddie Mac Gold Pool 2% 6/1/2051	57,798	48,331
Freddie Mac Gold Pool 2% 6/1/2052	1,394,845	1,166,376
Freddie Mac Gold Pool 2% 7/1/2041	1,836,743	1,646,167
Freddie Mac Gold Pool 2% 7/1/2041	16,465	14,733
Freddie Mac Gold Pool 2% 7/1/2050	479,068	403,444
Freddie Mac Gold Pool 2% 7/1/2050	170,508	142,846
Freddie Mac Gold Pool 2% 7/1/2050	70,999	59,525
Freddie Mac Gold Pool 2% 7/1/2051	1,795,300	1,521,996
Freddie Mac Gold Pool 2% 7/1/2051	1,013,726	846,732
Freddie Mac Gold Pool 2% 7/1/2051	288,066	240,612
Freddie Mac Gold Pool 2% 7/1/2051	32,277	27,172
Freddie Mac Gold Pool 2% 8/1/2050	393,425	331,320
Freddie Mac Gold Pool 2% 8/1/2050	22,805	19,205
Freddie Mac Gold Pool 2% 8/1/2051	1,112,126	931,007
Freddie Mac Gold Pool 2% 8/1/2052	36,542	30,454
Freddie Mac Gold Pool 2% 9/1/2050 (c)	36,132,236	30,270,395
Freddie Mac Gold Pool 2% 9/1/2050	886,977	746,684
Freddie Mac Gold Pool 2% 9/1/2050	353,756	296,144
Freddie Mac Gold Pool 2% 9/1/2050	47,699	39,961
Freddie Mac Gold Pool 2% 9/1/2051	673,428	566,280
Freddie Mac Gold Pool 2% 9/1/2051	667,553	561,340
Freddie Mac Gold Pool 2% 9/1/2051	115,722	97,309
Freddie Mac Gold Pool 2.5% 1/1/2033	3,532	3,424
Freddie Mac Gold Pool 2.5% 1/1/2041	510,040	470,772
Freddie Mac Gold Pool 2.5% 1/1/2042	400,637	367,590
Freddie Mac Gold Pool 2.5% 1/1/2051	13,587	11,932
Freddie Mac Gold Pool 2.5% 1/1/2052	136,793	120,638
Freddie Mac Gold Pool 2.5% 10/1/2041	194,260	178,443
Freddie Mac Gold Pool 2.5% 10/1/2051	7,520,509	6,618,222
Freddie Mac Gold Pool 2.5% 11/1/2031	154,088	149,876
Freddie Mac Gold Pool 2.5% 11/1/2041 (f)	2,844,344	2,621,821
Freddie Mac Gold Pool 2.5% 11/1/2041	321,453	296,365
Freddie Mac Gold Pool 2.5% 11/1/2041	115,949	106,699
Freddie Mac Gold Pool 2.5% 11/1/2050	8,406,795	7,434,954
Freddie Mac Gold Pool 2.5% 11/1/2050	798,508	705,201
Freddie Mac Gold Pool 2.5% 11/1/2051	39,863,745	35,180,676
Freddie Mac Gold Pool 2.5% 12/1/2050	977,176	864,213
Freddie Mac Gold Pool 2.5% 12/1/2051	426,788	373,983
Freddie Mac Gold Pool 2.5% 2/1/2030	124,850	122,354
Freddie Mac Gold Pool 2.5% 2/1/2042	532,427	491,530
Freddie Mac Gold Pool 2.5% 2/1/2050	1,674,036	1,472,144
Freddie Mac Gold Pool 2.5% 2/1/2051	18,578,105	16,413,024
Freddie Mac Gold Pool 2.5% 2/1/2051	16,703	14,667
Freddie Mac Gold Pool 2.5% 3/1/2032	2,292,122	2,227,956
Freddie Mac Gold Pool 2.5% 3/1/2051	5,880,464	5,163,919
Freddie Mac Gold Pool 2.5% 4/1/2042	7,642,099	7,003,918
Freddie Mac Gold Pool 2.5% 4/1/2042	77,134	70,805
Freddie Mac Gold Pool 2.5% 4/1/2052 (c)(d)	7,731,809	6,818,668
Freddie Mac Gold Pool 2.5% 5/1/2041	1,123,839	1,042,868
Freddie Mac Gold Pool 2.5% 5/1/2041	132,129	121,829
Freddie Mac Gold Pool 2.5% 5/1/2051	3,119,572	2,753,094
Freddie Mac Gold Pool 2.5% 5/1/2051	1,961,038	1,746,595
Freddie Mac Gold Pool 2.5% 6/1/2031	23,131	22,571
Freddie Mac Gold Pool 2.5% 6/1/2031	16,539	16,156
Freddie Mac Gold Pool 2.5% 6/1/2040	72,060	66,964
Freddie Mac Gold Pool 2.5% 6/1/2041	92,361	85,000
Freddie Mac Gold Pool 2.5% 7/1/2031	39,303	38,352
Freddie Mac Gold Pool 2.5% 7/1/2032	737,346	715,915
Freddie Mac Gold Pool 2.5% 7/1/2041	5,881,998	5,446,586
Freddie Mac Gold Pool 2.5% 7/1/2050	491,363	433,946
Freddie Mac Gold Pool 2.5% 7/1/2051	3,713,649	3,280,863
Freddie Mac Gold Pool 2.5% 7/1/2051	446,744	393,145
Freddie Mac Gold Pool 2.5% 8/1/2031	66,351	64,725
Freddie Mac Gold Pool 2.5% 8/1/2041	261,969	241,196
Freddie Mac Gold Pool 2.5% 8/1/2050	3,106,385	2,750,194
Freddie Mac Gold Pool 2.5% 9/1/2041	569,598	526,048
Freddie Mac Gold Pool 3% 1/1/2048	8,426	7,790
Freddie Mac Gold Pool 3% 1/1/2052	3,440,386	3,141,100
Freddie Mac Gold Pool 3% 1/1/2052	2,055,261	1,870,047
Freddie Mac Gold Pool 3% 10/1/2049	8,320,121	7,624,938
Freddie Mac Gold Pool 3% 11/1/2047	447,043	413,043
Freddie Mac Gold Pool 3% 11/1/2047	182,777	169,219
Freddie Mac Gold Pool 3% 11/1/2050	103,071	94,008
Freddie Mac Gold Pool 3% 11/1/2051	592,338	540,069
Freddie Mac Gold Pool 3% 12/1/2030	70,567	69,529
Freddie Mac Gold Pool 3% 12/1/2032	16,446	16,172
Freddie Mac Gold Pool 3% 12/1/2046	285,141	265,187
Freddie Mac Gold Pool 3% 12/1/2050	844,131	769,907
Freddie Mac Gold Pool 3% 2/1/2033	66,667	65,717
Freddie Mac Gold Pool 3% 3/1/2050	15,009,927	13,718,256
Freddie Mac Gold Pool 3% 3/1/2052	18,829,959	17,291,939
Freddie Mac Gold Pool 3% 3/1/2052	1,050,172	955,533
Freddie Mac Gold Pool 3% 3/1/2052	594,666	540,705
Freddie Mac Gold Pool 3% 4/1/2033	104,269	102,295
Freddie Mac Gold Pool 3% 4/1/2034	14,458	14,165
Freddie Mac Gold Pool 3% 4/1/2046	10,678	9,938
Freddie Mac Gold Pool 3% 4/1/2050	15,114,916	13,814,211
Freddie Mac Gold Pool 3% 4/1/2050	236,092	217,324
Freddie Mac Gold Pool 3% 5/1/2046	86,408	80,416
Freddie Mac Gold Pool 3% 5/1/2046	13,159	12,246
Freddie Mac Gold Pool 3% 5/1/2051	565,511	516,669
Freddie Mac Gold Pool 3% 6/1/2045	22,636	21,106
Freddie Mac Gold Pool 3% 6/1/2046	85,619	79,681
Freddie Mac Gold Pool 3% 6/1/2050	385,681	355,023
Freddie Mac Gold Pool 3% 6/1/2052	3,359,609	3,056,852
Freddie Mac Gold Pool 3% 6/1/2052	3,307,218	3,026,751
Freddie Mac Gold Pool 3% 9/1/2049	35,132	32,427
Freddie Mac Gold Pool 3% 9/1/2051	530,269	483,974
Freddie Mac Gold Pool 3.5% 1/1/2044	333,497	323,574
Freddie Mac Gold Pool 3.5% 1/1/2044	167,756	162,463
Freddie Mac Gold Pool 3.5% 1/1/2045	57,518	55,757
Freddie Mac Gold Pool 3.5% 1/1/2046	27,985	26,862
Freddie Mac Gold Pool 3.5% 1/1/2048	2,634,153	2,515,186
Freddie Mac Gold Pool 3.5% 1/1/2048	2,586,241	2,469,437
Freddie Mac Gold Pool 3.5% 1/1/2048	15,317	14,736
Freddie Mac Gold Pool 3.5% 10/1/2034	541,714	536,065
Freddie Mac Gold Pool 3.5% 10/1/2047	61,307	59,017
Freddie Mac Gold Pool 3.5% 10/1/2047	16,522	15,799
Freddie Mac Gold Pool 3.5% 10/1/2049	428,577	408,685
Freddie Mac Gold Pool 3.5% 10/1/2051	381,741	361,160
Freddie Mac Gold Pool 3.5% 11/1/2033	86,235	85,319
Freddie Mac Gold Pool 3.5% 11/1/2033	79,360	78,437
Freddie Mac Gold Pool 3.5% 11/1/2045	39,119	37,653
Freddie Mac Gold Pool 3.5% 11/1/2047	449,616	432,541
Freddie Mac Gold Pool 3.5% 11/1/2047	51,699	49,422
Freddie Mac Gold Pool 3.5% 12/1/2047	235,915	225,523
Freddie Mac Gold Pool 3.5% 12/1/2047	103,596	99,662
Freddie Mac Gold Pool 3.5% 2/1/2034	119,685	118,804
Freddie Mac Gold Pool 3.5% 2/1/2034	108,636	107,117
Freddie Mac Gold Pool 3.5% 2/1/2043	1,956,372	1,894,445
Freddie Mac Gold Pool 3.5% 2/1/2052	129,439	122,987
Freddie Mac Gold Pool 3.5% 3/1/2032	32,130	31,928
Freddie Mac Gold Pool 3.5% 3/1/2045	27,578	26,568
Freddie Mac Gold Pool 3.5% 3/1/2046	64,037	61,697
Freddie Mac Gold Pool 3.5% 3/1/2052	1,007,741	957,063
Freddie Mac Gold Pool 3.5% 3/1/2052	300,747	285,097
Freddie Mac Gold Pool 3.5% 3/1/2052	140,050	133,025
Freddie Mac Gold Pool 3.5% 4/1/2048	63,380	60,529
Freddie Mac Gold Pool 3.5% 4/1/2052	226,932	215,974
Freddie Mac Gold Pool 3.5% 5/1/2045	40,409	38,868
Freddie Mac Gold Pool 3.5% 5/1/2046	75,408	72,487
Freddie Mac Gold Pool 3.5% 5/1/2046	32,244	31,095
Freddie Mac Gold Pool 3.5% 5/1/2052	561,073	532,753
Freddie Mac Gold Pool 3.5% 6/1/2045	48,956	47,128
Freddie Mac Gold Pool 3.5% 6/1/2045	7,981	7,697
Freddie Mac Gold Pool 3.5% 7/1/2032	35,804	35,570
Freddie Mac Gold Pool 3.5% 7/1/2042	1,029,598	997,542
Freddie Mac Gold Pool 3.5% 7/1/2047	1,087,106	1,046,502
Freddie Mac Gold Pool 3.5% 8/1/2042	47,282	45,843
Freddie Mac Gold Pool 3.5% 8/1/2047	1,689,348	1,626,249
Freddie Mac Gold Pool 3.5% 8/1/2047	198,885	191,456
Freddie Mac Gold Pool 3.5% 8/1/2047	126,601	121,872
Freddie Mac Gold Pool 3.5% 8/1/2049	27,767,368	26,504,622
Freddie Mac Gold Pool 3.5% 9/1/2042	2,701,841	2,615,925
Freddie Mac Gold Pool 3.5% 9/1/2042	1,281,369	1,240,149
Freddie Mac Gold Pool 3.5% 9/1/2046	39,288	37,741
Freddie Mac Gold Pool 3.5% 9/1/2047	42,952	41,251
Freddie Mac Gold Pool 3.5% 9/1/2047	33,573	32,319
Freddie Mac Gold Pool 3.5% 9/1/2047	27,575	26,545
Freddie Mac Gold Pool 4% 1/1/2041	37,409	37,333
Freddie Mac Gold Pool 4% 10/1/2041	10,569	10,540
Freddie Mac Gold Pool 4% 10/1/2052	675,167	664,215
Freddie Mac Gold Pool 4% 11/1/2040	39,657	39,564
Freddie Mac Gold Pool 4% 11/1/2051	479,055	473,829
Freddie Mac Gold Pool 4% 2/1/2041	69,747	69,551
Freddie Mac Gold Pool 4% 2/1/2045	40,149	39,865
Freddie Mac Gold Pool 4% 2/1/2048	39,715	39,141
Freddie Mac Gold Pool 4% 2/1/2052	229,727	226,776
Freddie Mac Gold Pool 4% 2/1/2052	213,936	211,535
Freddie Mac Gold Pool 4% 2/1/2053	20,181,381	19,822,477
Freddie Mac Gold Pool 4% 2/1/2053 (f)	8,552,671	8,400,571
Freddie Mac Gold Pool 4% 4/1/2043	104,218	103,800
Freddie Mac Gold Pool 4% 4/1/2046	11,574	11,454
Freddie Mac Gold Pool 4% 4/1/2052	479,199	473,043
Freddie Mac Gold Pool 4% 4/1/2052	353,813	349,268
Freddie Mac Gold Pool 4% 5/1/2037	124,314	125,616
Freddie Mac Gold Pool 4% 5/1/2048	170,305	167,595
Freddie Mac Gold Pool 4% 5/1/2048	11,048	10,888
Freddie Mac Gold Pool 4% 6/1/2052	279,473	276,337
Freddie Mac Gold Pool 4% 7/1/2041	40,239	40,097
Freddie Mac Gold Pool 4% 7/1/2048	52,063	51,537
Freddie Mac Gold Pool 4% 7/1/2052	431,577	426,734
Freddie Mac Gold Pool 4% 8/1/2052	265,620	262,556
Freddie Mac Gold Pool 4% 9/1/2040	6,587	6,573
Freddie Mac Gold Pool 4% 9/1/2051	544,154	538,218
Freddie Mac Gold Pool 4.5% 1/1/2042	93,027	94,724
Freddie Mac Gold Pool 4.5% 1/1/2047	3,257	3,281
Freddie Mac Gold Pool 4.5% 11/1/2040	3,008,464	3,059,391
Freddie Mac Gold Pool 4.5% 12/1/2046	3,149	3,172
Freddie Mac Gold Pool 4.5% 12/1/2047	12,084	12,152
Freddie Mac Gold Pool 4.5% 12/1/2048	149,269	149,967
Freddie Mac Gold Pool 4.5% 2/1/2047	5,119	5,157
Freddie Mac Gold Pool 4.5% 4/1/2048	5,211	5,239
Freddie Mac Gold Pool 4.5% 4/1/2048	2,215	2,227
Freddie Mac Gold Pool 4.5% 4/1/2048	2,069	2,079
Freddie Mac Gold Pool 4.5% 5/1/2047	15,409	15,524
Freddie Mac Gold Pool 4.5% 5/1/2047	10,746	10,826
Freddie Mac Gold Pool 4.5% 5/1/2047	4,844	4,881
Freddie Mac Gold Pool 4.5% 5/1/2048	4,683	4,708
Freddie Mac Gold Pool 4.5% 6/1/2047	21,790	21,947
Freddie Mac Gold Pool 4.5% 6/1/2047	16,561	16,690
Freddie Mac Gold Pool 4.5% 7/1/2047	30,121	30,441
Freddie Mac Gold Pool 4.5% 7/1/2047	13,295	13,399
Freddie Mac Gold Pool 4.5% 7/1/2047	9,363	9,430
Freddie Mac Gold Pool 4.5% 7/1/2049	921,211	925,589
Freddie Mac Gold Pool 5% 1/1/2053	457,955	465,854
Freddie Mac Gold Pool 5% 1/1/2056	1,734,633	1,743,683
Freddie Mac Gold Pool 5% 10/1/2052	330,888	337,164
Freddie Mac Gold Pool 5% 11/1/2052	1,012,309	1,030,877
Freddie Mac Gold Pool 5% 11/1/2052	317,378	324,192
Freddie Mac Gold Pool 5% 12/1/2052 (c)	716,503	729,645
Freddie Mac Gold Pool 5% 12/1/2052	285,335	290,568
Freddie Mac Gold Pool 5% 12/1/2052	260,169	264,779
Freddie Mac Gold Pool 5% 12/1/2052	134,097	136,473
Freddie Mac Gold Pool 5% 12/1/2054	7,662,748	7,785,340
Freddie Mac Gold Pool 5% 5/1/2039	49,934	50,840
Freddie Mac Gold Pool 5% 6/1/2052	4,022,468	4,111,333
Freddie Mac Gold Pool 5% 9/1/2052	292,826	298,380
Freddie Mac Gold Pool 5.5% 1/1/2055	3,579,787	3,694,236
Freddie Mac Gold Pool 5.5% 11/1/2052	11,535,446	11,941,193
Freddie Mac Gold Pool 5.5% 2/1/2054	398,468	406,755
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)	2,103,145	2,180,407
Freddie Mac Gold Pool 5.5% 4/1/2053	2,719,628	2,815,288
Freddie Mac Gold Pool 5.5% 5/1/2039	11,110,739	11,498,514
Freddie Mac Gold Pool 5.5% 5/1/2053	954,240	984,226
Freddie Mac Gold Pool 5.5% 5/1/2055	47,166	48,136
Freddie Mac Gold Pool 5.5% 8/1/2055	5,552,958	5,740,903
Freddie Mac Gold Pool 5.5% 9/1/2053	1,341,050	1,385,621
Freddie Mac Gold Pool 6% 10/1/2054	2,688,208	2,813,937
Freddie Mac Gold Pool 6% 11/1/2053	675,996	702,754
Freddie Mac Gold Pool 6% 12/1/2052	732,749	765,875
Freddie Mac Gold Pool 6% 12/1/2055	6,640,686	6,960,096
Freddie Mac Gold Pool 6% 2/1/2055	2,290,238	2,397,354
Freddie Mac Gold Pool 6% 3/1/2053	717,574	751,808
Freddie Mac Gold Pool 6% 4/1/2039	2,942,585	3,055,311
Freddie Mac Gold Pool 6% 4/1/2054	35,410,355	37,044,394
Freddie Mac Gold Pool 6% 5/1/2054	8,107,657	8,491,926
Freddie Mac Gold Pool 6% 7/1/2039	6,969,964	7,219,549
Freddie Mac Gold Pool 6% 9/1/2039	10,147,446	10,529,839
Freddie Mac Gold Pool 6% 9/1/2039	1,803,815	1,871,225
Freddie Mac Gold Pool 6% 9/1/2054	2,359,674	2,470,775
Freddie Mac Gold Pool 6% 9/1/2054	838,585	875,185
Freddie Mac Gold Pool 6.5% 1/1/2054	2,454,136	2,596,550
Freddie Mac Gold Pool 6.5% 10/1/2053	2,580,736	2,730,497
Freddie Mac Gold Pool 6.5% 12/1/2054	6,093,387	6,496,974
Freddie Mac Gold Pool 6.5% 6/1/2054	28,823,819	30,507,735
Freddie Mac Gold Pool 6.5% 6/1/2054	8,019,917	8,518,523
Freddie Mac Gold Pool 6.5% 7/1/2054	85,058	90,505
Freddie Mac Gold Pool 6.5% 7/1/2055	9,092,427	9,646,346
Freddie Mac Gold Pool 6.5% 7/1/2055	1,892,109	2,003,092
Freddie Mac Gold Pool 6.5% 9/1/2053	730,543	773,223
Freddie Mac Gold Pool 6.5% 9/1/2054	9,608,895	10,206,290
Freddie Mac Gold Pool 6.5% 9/1/2054	9,154,120	9,740,405
Freddie Mac Gold Pool 7% 1/1/2054	3,339,176	3,549,757
Freddie Mac Gold Pool 7% 1/1/2054	3,248,999	3,462,270
Freddie Mac Gold Pool 7% 1/1/2054	2,440,186	2,595,027
Freddie Mac Gold Pool 7% 1/1/2054	1,638,812	1,746,388
Freddie Mac Gold Pool 7% 1/1/2054	943,388	1,003,545
Freddie Mac Gold Pool 7% 10/1/2053	39,106	41,184
Freddie Mac Gold Pool 7% 11/1/2053	864,697	923,146
Freddie Mac Gold Pool 7% 12/1/2053	378,934	400,143
Freddie Mac Gold Pool 7% 12/1/2053	125,053	132,087
Freddie Mac Gold Pool 7% 2/1/2054	1,729,876	1,838,428
Freddie Mac Gold Pool 7% 3/1/2054	51,093	54,579
Freddie Mac Gold Pool 7% 6/1/2054	3,093,059	3,301,168
Freddie Mac Gold Pool 7% 6/1/2054	3,045,422	3,239,620
Freddie Mac Gold Pool 7% 7/1/2043	54,792	58,089
Freddie Mac Gold Pool 7% 7/1/2054	33,189	35,379
Freddie Mac Gold Pool 7% 8/1/2054	2,621,532	2,817,783
Freddie Mac Gold Pool 7% 8/1/2054	1,361,229	1,453,667
Freddie Mac Gold Pool 7% 9/1/2043	86,568	91,399
Freddie Mac Gold Pool 7% 9/1/2054	1,750,680	1,861,085
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	10,961,176	11,456,712
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	16,701,108	17,461,356
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,480,348	1,568,682
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,306,600	1,387,832
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	425,093	453,647
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	9,580	9,432
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,734,346	3,857,237
Freddie Mac Non Gold Pool 5.5% 5/1/2053	651,673	673,576
Freddie Mac Non Gold Pool 5.5% 6/1/2053	324,576	335,079
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,326,166	3,433,805
Freddie Mac Non Gold Pool 5.5% 9/1/2054	6,014,631	6,201,285
Freddie Mac Non Gold Pool 6% 11/1/2054	2,074,155	2,167,276
Freddie Mac Non Gold Pool 6% 6/1/2053	895,630	935,280
Freddie Mac Non Gold Pool 6% 6/1/2053	883,543	921,277
Freddie Mac Non Gold Pool 6% 6/1/2054	5,546,845	5,792,409
Freddie Mac Non Gold Pool 6% 7/1/2053	549,560	573,889
Freddie Mac Non Gold Pool 6% 9/1/2053	1,198,086	1,245,510
Freddie Mac Non Gold Pool 6.5% 1/1/2055	8,615,133	9,104,305
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,137,413	1,210,615
Freddie Mac Non Gold Pool 6.5% 11/1/2054	474,935	505,501
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,268,415	1,350,445
Ginnie Mae I Pool 2.5% 1/20/2052	2,904,466	2,555,652
Ginnie Mae I Pool 2.5% 12/20/2051	4,498,202	3,957,988
Ginnie Mae I Pool 2.5% 12/20/2051	2,387,977	2,101,192
Ginnie Mae I Pool 2.5% 12/20/2051	1,366,195	1,200,840
Ginnie Mae I Pool 2.5% 8/20/2051	9,509,811	8,358,810
Ginnie Mae I Pool 2.5% 8/20/2051	2,473,930	2,176,049
Ginnie Mae I Pool 2.5% 8/20/2051	1,157,544	1,017,443
Ginnie Mae I Pool 2.5% 9/20/2051	4,003,026	3,518,527
Ginnie Mae I Pool 2.5% 9/20/2051	2,481,418	2,181,084
Ginnie Mae I Pool 3% 1/15/2045	5,385	4,987
Ginnie Mae I Pool 3% 1/15/2045	4,333	4,017
Ginnie Mae I Pool 3% 1/15/2045	2,119	1,968
Ginnie Mae I Pool 3% 1/15/2045	1,941	1,803
Ginnie Mae I Pool 3% 1/15/2045	1,047	969
Ginnie Mae I Pool 3% 2/15/2045	4,375	4,053
Ginnie Mae I Pool 3% 2/15/2045	3,191	2,960
Ginnie Mae I Pool 3% 2/15/2045	2,184	2,025
Ginnie Mae I Pool 3% 2/20/2050	298,894	274,487
Ginnie Mae I Pool 3% 3/15/2045	9,729	9,013
Ginnie Mae I Pool 3% 3/15/2045	5,009	4,653
Ginnie Mae I Pool 3% 3/15/2045	4,219	3,908
Ginnie Mae I Pool 3% 3/15/2045	4,194	3,881
Ginnie Mae I Pool 3% 3/15/2045	3,349	3,105
Ginnie Mae I Pool 3% 3/15/2045	2,851	2,653
Ginnie Mae I Pool 3% 3/15/2045	2,651	2,461
Ginnie Mae I Pool 3% 3/15/2045	2,380	2,200
Ginnie Mae I Pool 3% 3/15/2045	2,349	2,190
Ginnie Mae I Pool 3% 3/15/2045	1,718	1,590
Ginnie Mae I Pool 3% 3/15/2045	1,348	1,249
Ginnie Mae I Pool 3% 3/15/2045	1,281	1,206
Ginnie Mae I Pool 3% 3/15/2045	962	896
Ginnie Mae I Pool 3% 5/15/2045	3,963	3,672
Ginnie Mae I Pool 3% 6/15/2045	2,352	2,175
Ginnie Mae I Pool 3% 6/15/2045	2,202	2,053
Ginnie Mae I Pool 3% 6/15/2045	1,573	1,455
Ginnie Mae I Pool 3% 7/15/2045	5,161	4,766
Ginnie Mae I Pool 3% 7/15/2045	4,819	4,476
Ginnie Mae I Pool 3% 7/15/2045	4,688	4,332
Ginnie Mae I Pool 3% 7/15/2045	4,676	4,321
Ginnie Mae I Pool 3% 7/15/2045	4,067	3,778
Ginnie Mae I Pool 3% 7/15/2045	3,268	3,016
Ginnie Mae I Pool 3% 7/15/2045	3,240	3,003
Ginnie Mae I Pool 3% 7/15/2045	2,963	2,740
Ginnie Mae I Pool 3% 7/15/2045	1,955	1,805
Ginnie Mae I Pool 3% 7/15/2045	1,698	1,567
Ginnie Mae I Pool 3% 7/15/2045	808	746
Ginnie Mae I Pool 3.5% 10/20/2052	4,223,566	4,003,570
Ginnie Mae I Pool 3.5% 2/20/2043	15,671	14,987
Ginnie Mae I Pool 3.5% 3/20/2043	8,500	8,124
Ginnie Mae I Pool 3.5% 3/20/2043	6,679	6,388
Ginnie Mae I Pool 3.5% 4/20/2043	9,129	8,714
Ginnie Mae I Pool 3.5% 4/20/2043	3,935	3,759
Ginnie Mae I Pool 3.5% 7/20/2046	190,624	182,825
Ginnie Mae I Pool 3.5% 7/20/2052	22,260,664	21,115,066
Ginnie Mae I Pool 3.5% 8/20/2052	13,168,297	12,482,388
Ginnie Mae I Pool 3.5% 9/20/2052	6,334,151	6,004,218
Ginnie Mae I Pool 4% 10/20/2052	12,237,621	11,867,292
Ginnie Mae I Pool 4% 11/20/2041	89,345	87,530
Ginnie Mae I Pool 4% 11/20/2042	72,704	71,220
Ginnie Mae I Pool 4% 12/15/2040	26,535	26,103
Ginnie Mae I Pool 4% 4/20/2048	31,519	30,802
Ginnie Mae I Pool 4% 4/20/2048	27,782	27,149
Ginnie Mae I Pool 4% 8/15/2041	158,783	156,117
Ginnie Mae I Pool 4.5% 4/20/2053	3,746,807	3,727,815
Ginnie Mae I Pool 4.5% 5/20/2041	2,122	2,147
Ginnie Mae I Pool 5% 4/20/2048	202,386	208,684
Ginnie Mae I Pool 5.5% 3/20/2054	5,617,358	5,793,523
Ginnie Mae II Pool 2% 1/20/2052	615,633	521,683
Ginnie Mae II Pool 2% 10/20/2050	17,617,670	14,931,305
Ginnie Mae II Pool 2% 11/20/2050	5,571,532	4,723,022
Ginnie Mae II Pool 2% 12/20/2050	8,761,021	7,424,718
Ginnie Mae II Pool 2% 12/20/2051	3,051,035	2,585,427
Ginnie Mae II Pool 2% 2/20/2051	8,446,958	7,158,229
Ginnie Mae II Pool 2% 2/20/2052	1,045,385	885,853
Ginnie Mae II Pool 2% 3/1/2056 (e)	158,750,000	134,465,997
Ginnie Mae II Pool 2% 4/1/2056 (e)	69,225,000	58,643,758
Ginnie Mae II Pool 2% 4/20/2051	125,152	106,053
Ginnie Mae II Pool 2% 5/20/2051	646,086	547,489
Ginnie Mae II Pool 2% 5/20/2052	24,206	20,527
Ginnie Mae II Pool 2% 7/20/2051	28,617	24,250
Ginnie Mae II Pool 2% 7/20/2054	462,698	392,087
Ginnie Mae II Pool 2% 8/20/2051	18,576,321	15,741,458
Ginnie Mae II Pool 2% 9/20/2050	14,637,443	12,435,696
Ginnie Mae II Pool 2% 9/20/2051	483,386	409,618
Ginnie Mae II Pool 2.5% 12/20/2051	21,780,942	19,226,405
Ginnie Mae II Pool 2.5% 3/1/2056 (e)	71,225,000	62,837,558
Ginnie Mae II Pool 2.5% 3/20/2052	74,533	65,797
Ginnie Mae II Pool 2.5% 4/1/2056 (e)	30,250,000	26,685,404
Ginnie Mae II Pool 2.5% 6/20/2051	941,600	831,166
Ginnie Mae II Pool 2.5% 7/20/2051	72,054,314	63,603,561
Ginnie Mae II Pool 3% 1/20/2032	676,016	664,849
Ginnie Mae II Pool 3% 1/20/2043	16,452	15,454
Ginnie Mae II Pool 3% 1/20/2047	24,391	22,643
Ginnie Mae II Pool 3% 10/20/2031	220,153	216,640
Ginnie Mae II Pool 3% 10/20/2050	9,920	9,116
Ginnie Mae II Pool 3% 11/20/2031	238,118	234,228
Ginnie Mae II Pool 3% 12/20/2031	361,318	355,484
Ginnie Mae II Pool 3% 12/20/2042	44,736	42,020
Ginnie Mae II Pool 3% 12/20/2046	13,170,474	12,226,688
Ginnie Mae II Pool 3% 2/20/2031	28,175	27,769
Ginnie Mae II Pool 3% 2/20/2047	234,038	217,267
Ginnie Mae II Pool 3% 2/20/2052	336,117	308,355
Ginnie Mae II Pool 3% 3/20/2031	56,406	55,582
Ginnie Mae II Pool 3% 3/20/2050	1,660,779	1,527,756
Ginnie Mae II Pool 3% 3/20/2052	2,829,888	2,596,591
Ginnie Mae II Pool 3% 4/20/2031	213,136	209,980
Ginnie Mae II Pool 3% 4/20/2052	53,151,477	48,769,648
Ginnie Mae II Pool 3% 5/20/2031	454,174	447,360
Ginnie Mae II Pool 3% 5/20/2051	8,011,561	7,352,837
Ginnie Mae II Pool 3% 6/20/2050	66,663	61,261
Ginnie Mae II Pool 3% 6/20/2051	2,122,620	1,948,294
Ginnie Mae II Pool 3% 7/20/2031	5,982	5,890
Ginnie Mae II Pool 3% 7/20/2051	2,690,716	2,470,995
Ginnie Mae II Pool 3% 8/20/2031	69,929	68,839
Ginnie Mae II Pool 3% 8/20/2051	3,193,245	2,929,494
Ginnie Mae II Pool 3% 9/20/2031	28,187	27,743
Ginnie Mae II Pool 3% 9/20/2051	38,714	35,517
Ginnie Mae II Pool 3.5% 12/20/2041	78,650	75,808
Ginnie Mae II Pool 3.5% 2/20/2043	26,762	25,723
Ginnie Mae II Pool 3.5% 2/20/2050	44,018	42,038
Ginnie Mae II Pool 3.5% 5/20/2043	11,928	11,409
Ginnie Mae II Pool 4% 1/20/2041	109,133	107,745
Ginnie Mae II Pool 4% 1/20/2046	2,118	2,075
Ginnie Mae II Pool 4% 10/20/2040	35,932	35,480
Ginnie Mae II Pool 4% 10/20/2045	64,093	62,826
Ginnie Mae II Pool 4% 12/20/2045	2,208	2,165
Ginnie Mae II Pool 4% 3/20/2047	124,170	122,042
Ginnie Mae II Pool 4% 4/20/2047	222,437	218,625
Ginnie Mae II Pool 4% 5/20/2046	111,139	108,894
Ginnie Mae II Pool 4% 6/20/2045	118,091	115,859
Ginnie Mae II Pool 4% 7/20/2044	4,595	4,514
Ginnie Mae II Pool 4% 8/20/2043	6,773	6,664
Ginnie Mae II Pool 4% 8/20/2045	70,500	69,123
Ginnie Mae II Pool 4% 9/20/2045	1,787	1,752
Ginnie Mae II Pool 4.5% 1/20/2045	2,702	2,732
Ginnie Mae II Pool 4.5% 10/20/2044	2,116	2,139
Ginnie Mae II Pool 4.5% 11/20/2039	3,372	3,412
Ginnie Mae II Pool 4.5% 11/20/2041	1,111	1,124
Ginnie Mae II Pool 4.5% 11/20/2048	55,367	55,865
Ginnie Mae II Pool 4.5% 12/20/2048	69,069	69,691
Ginnie Mae II Pool 4.5% 2/20/2042	1,365	1,381
Ginnie Mae II Pool 4.5% 2/20/2044	10,176	10,295
Ginnie Mae II Pool 4.5% 3/1/2056 (e)	43,700,000	43,118,143
Ginnie Mae II Pool 4.5% 3/20/2046	7,263	7,344
Ginnie Mae II Pool 4.5% 4/1/2056 (e)	43,700,000	43,054,870
Ginnie Mae II Pool 4.5% 4/20/2035	15,117	15,278
Ginnie Mae II Pool 4.5% 5/20/2041	30,904	31,268
Ginnie Mae II Pool 4.5% 5/20/2042	21,672	21,927
Ginnie Mae II Pool 4.5% 5/20/2046	3,780	3,821
Ginnie Mae II Pool 4.5% 6/20/2041	13,079	13,233
Ginnie Mae II Pool 4.5% 6/20/2043	1,731	1,752
Ginnie Mae II Pool 4.5% 6/20/2044	2,234	2,260
Ginnie Mae II Pool 4.5% 8/20/2048	3,903	3,940
Ginnie Mae II Pool 4.5% 9/20/2039	6,051	6,122
Ginnie Mae II Pool 4.5% 9/20/2046	2,311	2,338
Ginnie Mae II Pool 5% 12/20/2054	4,635,483	4,679,390
Ginnie Mae II Pool 5% 3/1/2056 (e)	45,850,000	45,934,676
Ginnie Mae II Pool 5% 4/1/2056 (e)	45,850,000	45,948,504
Ginnie Mae II Pool 5.5% 1/20/2055	4,763,229	4,909,631
Ginnie Mae II Pool 5.5% 12/20/2054	5,792,965	5,985,499
Ginnie Mae II Pool 5.5% 3/1/2056 (e)	336,300,000	340,630,166
Ginnie Mae II Pool 5.5% 4/1/2056 (e)	245,050,000	247,946,785
Ginnie Mae II Pool 6% 12/20/2054	6,744,152	6,897,919
Ginnie Mae II Pool 6% 3/1/2056 (e)	256,525,000	261,728,713
Ginnie Mae II Pool 6% 4/1/2056 (e)	104,800,000	106,852,225
Ginnie Mae II Pool 6.5% 3/1/2056 (e)	49,850,000	51,590,667
Uniform Mortgage Backed Securities 2% 3/1/2056 (e)	233,200,000	193,127,868
Uniform Mortgage Backed Securities 2% 4/1/2056 (e)	104,450,000	86,509,898
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (e)	68,575,000	59,384,345
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (e)	20,200,000	18,968,273
Uniform Mortgage Backed Securities 3.5% 4/1/2056 (e)	8,900,000	8,363,219
Uniform Mortgage Backed Securities 4% 3/1/2056 (e)	54,000,000	52,487,579
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (e)	34,200,000	33,817,921
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (e)	34,200,000	33,700,362
Uniform Mortgage Backed Securities 5% 3/1/2041 (e)	118,950,000	120,757,481
Uniform Mortgage Backed Securities 5% 3/1/2056 (e)	4,800,000	4,821,750
Uniform Mortgage Backed Securities 5% 4/1/2041 (e)	68,525,000	69,526,102
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (e)	205,800,000	209,112,104
Uniform Mortgage Backed Securities 6% 3/1/2056 (e)	201,225,000	206,404,974
Uniform Mortgage Backed Securities 6% 4/1/2056 (e)	56,975,000	58,434,990
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (e)	30,000,000	31,154,298
TOTAL UNITED STATES		4,965,776,750
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,887,461,058)		4,965,776,750

U.S. Treasury Obligations - 43.6%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.92	5,000,000	2,505,273
US Treasury Bonds 1.875% 11/15/2051	1.92 to 5.00	31,946,000	18,440,080
US Treasury Bonds 1.875% 2/15/2051	4.84 to 5.01	9,500,000	5,544,141
US Treasury Bonds 2% 2/15/2050	4.92	3,000,000	1,834,688
US Treasury Bonds 2% 8/15/2051	4.94	5,000,000	2,989,844
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	29,700,000	18,788,731
US Treasury Bonds 2.25% 8/15/2049	4.66 to 4.84	93,200,000	60,816,640
US Treasury Bonds 2.75% 8/15/2047	4.66	4,000,000	2,966,094
US Treasury Bonds 2.875% 5/15/2049	4.77 to 4.90	38,753,600	28,863,863
US Treasury Bonds 2.875% 5/15/2052	3.19 to 5.04	10,996,000	7,990,140
US Treasury Bonds 3% 2/15/2047	4.93 to 4.96	8,200,000	6,401,445
US Treasury Bonds 3% 2/15/2049	4.82	2,000,000	1,528,906
US Treasury Bonds 3% 5/15/2047	4.71	10,000,000	7,782,813
US Treasury Bonds 3% 8/15/2052	3.37 to 4.02	56,140,000	41,819,914
US Treasury Bonds 3.25% 5/15/2042	3.39 to 5.23	12,305,000	10,578,455
US Treasury Bonds 3.625% 2/15/2053	3.62 to 5.09	196,335,000	164,814,028
US Treasury Bonds 3.875% 5/15/2043 (c)	4.14 to 4.58	4,000,000	3,697,881
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	256,713,000	230,640,586
US Treasury Bonds 4.125% 8/15/2044	4.65	760,000	719,744
US Treasury Bonds 4.125% 8/15/2053	4.23 to 5.11	142,118,000	130,376,610
US Treasury Bonds 4.25% 2/15/2054	4.46 to 4.82	451,441,000	422,890,883
US Treasury Bonds 4.25% 8/15/2054	4.57 to 4.97	219,685,000	205,834,546
US Treasury Bonds 4.375% 8/15/2043	4.76 to 5.16	40,600,000	39,935,492
US Treasury Bonds 4.5% 11/15/2054	4.33 to 4.85	355,800,000	347,599,920
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	990,000	986,868
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	40,140,000	40,517,880
US Treasury Bonds 4.625% 11/15/2045	4.61 to 4.79	18,775,000	18,898,211
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.93	209,635,000	209,274,690
US Treasury Bonds 4.625% 2/15/2046	4.57 to 4.63	3,255,000	3,277,887
US Treasury Bonds 4.625% 2/15/2055	4.60 to 5.09	106,475,000	106,192,181
US Treasury Bonds 4.625% 5/15/2044	4.55 to 4.73	1,583,000	1,600,994
US Treasury Bonds 4.625% 5/15/2054	3.96 to 4.73	222,620,000	221,906,921
US Treasury Bonds 4.75% 11/15/2053	4.52	15,000,000	15,242,578
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.72	53,030,000	54,040,884
US Treasury Bonds 4.75% 5/15/2055	4.55 to 5.00	282,005,000	286,995,166
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.92	276,300,000	281,351,109
US Treasury Bonds 4.875% 8/15/2045	4.56 to 4.76	9,067,000	9,431,097
US Treasury Bonds 6.25% 5/15/2030 (f)	4.16 to 4.91	12,400,000	13,732,516
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	11,655,883	11,493,039
US Treasury Notes 0.75% 3/31/2026	4.28	3,470,000	3,461,798
US Treasury Notes 2.625% 7/31/2029	4.45	2,806,000	2,734,864
US Treasury Notes 2.75% 8/15/2032	3.86	11,000,000	10,412,617
US Treasury Notes 2.875% 5/15/2032 (c)(d)	2.98 to 4.08	14,377,000	13,751,376
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.43	146,650,000	143,241,533
US Treasury Notes 3.375% 9/15/2028	3.53	2,000,000	1,999,297
US Treasury Notes 3.5% 1/15/2029	3.52 to 3.65	53,810,000	53,973,953
US Treasury Notes 3.5% 1/31/2030	3.68	10,000,000	10,014,844
US Treasury Notes 3.5% 11/30/2030	3.66 to 3.82	41,200,000	41,177,469
US Treasury Notes 3.5% 2/15/2029	3.56	24,930,000	25,007,906
US Treasury Notes 3.5% 2/15/2033	3.53 to 4.24	137,914,000	136,023,069
US Treasury Notes 3.5% 2/28/2031	3.52	7,000,000	6,994,531
US Treasury Notes 3.625% 10/31/2030	3.61 to 3.75	57,690,000	57,973,943
US Treasury Notes 3.625% 12/31/2030	3.61 to 3.84	409,700,000	411,588,463
US Treasury Notes 3.625% 3/31/2030	3.55 to 4.88	969,000	974,678
US Treasury Notes 3.625% 8/15/2028	3.73	3,000,000	3,017,109
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.69	367,200,000	369,107,718
US Treasury Notes 3.625% 9/30/2030	3.59 to 3.77	86,300,000	86,741,614
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	126,300,000	126,512,145
US Treasury Notes 3.75% 1/31/2031	3.61 to 3.83	46,500,000	46,972,266
US Treasury Notes 3.75% 10/31/2032	3.79 to 3.95	72,500,000	72,703,906
US Treasury Notes 3.75% 11/30/2032	3.82 to 4.04	99,500,000	99,768,183
US Treasury Notes 3.75% 12/31/2030	3.76 to 4.07	5,000,000	5,049,609
US Treasury Notes 3.75% 2/28/2033	3.72	12,700,000	12,721,828
US Treasury Notes 3.75% 5/31/2030	3.57 to 3.80	6,295,000	6,360,655
US Treasury Notes 3.75% 8/31/2031	3.54 to 4.68	711,200,000	717,034,060
US Treasury Notes 3.875% 12/31/2029	4.13	78,205,000	79,368,910
US Treasury Notes 3.875% 12/31/2032	3.81 to 4.06	383,500,000	387,275,078
US Treasury Notes 3.875% 4/30/2030	3.70	1,500,000	1,522,969
US Treasury Notes 3.875% 6/30/2030	3.58 to 3.96	42,500,000	43,162,402
US Treasury Notes 3.875% 7/31/2030	3.72 to 3.83	20,000,000	20,314,062
US Treasury Notes 3.875% 8/15/2033 (c)	3.96 to 4.62	93,098,000	93,774,415
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.77	532,160,000	532,933,920
US Treasury Notes 3.875% 8/31/2032	3.81 to 4.00	122,200,000	123,546,109
US Treasury Notes 3.875% 9/30/2032	3.77 to 3.93	184,200,000	186,157,125
US Treasury Notes 4% 1/31/2033	3.79 to 4.05	261,372,000	265,864,331
US Treasury Notes 4% 10/31/2029	3.68	5,600,000	5,706,313
US Treasury Notes 4% 11/15/2035	4.05 to 4.28	240,327,000	241,190,675
US Treasury Notes 4% 2/15/2034	3.87 to 4.74	25,728,000	26,066,685
US Treasury Notes 4% 2/28/2030	4.13 to 4.39	368,000	375,274
US Treasury Notes 4% 3/31/2030	3.94	7,100,000	7,242,000
US Treasury Notes 4% 4/30/2032	3.85 to 4.25	88,500,000	90,197,403
US Treasury Notes 4% 5/31/2030	3.54 to 4.01	97,802,000	99,796,243
US Treasury Notes 4% 6/30/2032	3.82 to 4.18	108,800,000	110,848,499
US Treasury Notes 4% 7/31/2032	3.92 to 4.11	131,135,000	133,568,169
US Treasury Notes 4.125% 10/31/2031	3.97 to 4.37	79,500,000	81,617,929
US Treasury Notes 4.125% 11/15/2032	3.68 to 4.09	82,955,000	85,028,875
US Treasury Notes 4.125% 11/30/2029	4.11	340,000	348,009
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.55	68,000,000	69,808,906
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.08	31,500,000	31,918,359
US Treasury Notes 4.125% 2/29/2032	3.86 to 4.36	137,683,000	141,291,801
US Treasury Notes 4.125% 3/31/2031	4.35 to 4.65	71,974,000	73,905,490
US Treasury Notes 4.125% 3/31/2032	3.87 to 4.26	307,500,000	315,583,886
US Treasury Notes 4.125% 5/31/2032	3.71 to 4.20	270,732,000	277,767,837
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.19	140,000,000	143,810,730
US Treasury Notes 4.25% 1/31/2030	3.69	7,000,000	7,201,250
US Treasury Notes 4.25% 11/15/2034	4.01 to 4.47	317,900,000	326,604,995
US Treasury Notes 4.25% 5/15/2035	3.94 to 4.48	375,247,000	384,877,362
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.29	545,200,000	558,744,813
US Treasury Notes 4.375% 11/30/2030	3.71 to 3.74	12,000,000	12,446,250
US Treasury Notes 4.375% 12/31/2029	4.39	550,000	568,025
US Treasury Notes 4.375% 5/15/2034	3.66 to 4.61	119,720,000	124,298,355
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.44	122,372,000	128,189,450
US Treasury Notes 4.5% 12/31/2031	3.85	1,500,000	1,569,199
US Treasury Notes 4.625% 2/15/2035	4.01 to 4.58	223,484,000	235,810,528
US Treasury Notes 4.625% 9/30/2028	3.56 to 4.85	2,330,000	2,400,901
US Treasury Notes 4.625% 9/30/2030	5.01	526,000	550,718
US Treasury Notes 4.75% 2/15/2045	4.96 to 4.97	6,480,000	6,642,000
US Treasury Notes 4.875% 10/31/2030	3.69	3,000,000	3,174,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,829,202,122)			10,968,693,266

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (w)	3.70	734,315,551	734,462,415
Fidelity Securities Lending Cash Central Fund (w)(x)	3.69	54,971,384	54,976,881
TOTAL MONEY MARKET FUNDS (Cost $789,439,296)			789,439,296

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	10,620,000	101,780
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	16,980,000	319,799
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	27,200,000	906,814
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	9,400,000	237,741
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	3,830,000	31,332
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	11,900,000	156,298
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	8,150,000	250,468
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	11,300,000	301,758
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	16,700,000	204,474

TOTAL PUT SWAPTIONS			2,510,464
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	16,980,000	318,736
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	11,900,000	508,611
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	3,830,000	44,646
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	9,400,000	347,687
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	10,620,000	316,229
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	27,200,000	666,634
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	8,150,000	268,168
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	11,300,000	379,215
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	16,700,000	744,064

TOTAL CALL SWAPTIONS			3,593,990
TOTAL PURCHASED SWAPTIONS (Cost $7,368,188)			6,104,454

TOTAL INVESTMENT IN SECURITIES - 111.0% (Cost $27,547,859,990)	27,954,450,197
NET OTHER ASSETS (LIABILITIES) - (11.0)%	(2,776,205,583)
NET ASSETS - 100.0%	25,178,244,614

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(113,925,000)	(96,497,881)
Ginnie Mae II Pool 2.5% 3/1/2056	(30,250,000)	(26,687,766)
Ginnie Mae II Pool 4.5% 3/1/2056	(43,700,000)	(43,118,143)
Ginnie Mae II Pool 4.5% 4/1/2056	(43,700,000)	(43,054,870)
Ginnie Mae II Pool 5% 3/1/2056	(45,850,000)	(45,934,676)
Ginnie Mae II Pool 5.5% 3/1/2056	(280,250,000)	(283,858,472)
Ginnie Mae II Pool 6% 3/1/2056	(218,125,000)	(222,549,753)
Ginnie Mae II Pool 6.5% 3/1/2056	(49,850,000)	(51,590,667)
Uniform Mortgage Backed Securities 2% 3/1/2056	(174,175,000)	(144,245,482)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(68,575,000)	(59,384,345)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(68,575,000)	(59,387,020)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(20,200,000)	(18,968,273)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(8,900,000)	(8,363,219)
Uniform Mortgage Backed Securities 4% 3/1/2056	(54,000,000)	(52,487,579)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(34,200,000)	(33,817,921)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(34,200,000)	(33,700,362)
Uniform Mortgage Backed Securities 5% 3/1/2041	(68,525,000)	(69,566,258)
Uniform Mortgage Backed Securities 5% 3/1/2056	(4,800,000)	(4,821,749)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(205,800,000)	(209,112,104)
Uniform Mortgage Backed Securities 6% 3/1/2056	(125,400,000)	(128,628,072)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(30,000,000)	(31,154,298)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,666,928,910)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,661,235,976)		(1,666,928,910)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	2	6/2026	157,078	(62)
ASX 10Y Australia Treasury Bond Contracts (Australia)	17	3/2026	1,337,709	10,587
CBOT 10Y US Treasury Notes Contracts (United States)	4,840	6/2026	550,701,250	4,263,750
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	15	6/2026	1,750,547	15,912
CBOT 2Y US Treasury Notes Contracts (United States)	2,837	6/2026	593,597,922	810,599
CBOT 5Y US Treasury Notes Contracts (United States)	4,857	6/2026	534,839,180	3,170,832
CBOT US Treasury Long Bond Contracts (United States)	7	6/2026	828,844	7,052
CBOT US Treasury Ultra Bond Contracts (United States)	362	6/2026	44,005,625	396,201
Eurex Euro-Bobl Contracts (Germany)	17	3/2026	2,359,443	4,771
Eurex Euro-Bund Contracts (Germany)	15	3/2026	2,308,197	19,263
The Montreal Exchange / Bourse DE Montreal Canadian Government Contracts (Canada)	59	6/2026	5,313,266	18,055

TOTAL LONG				8,716,960

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(312)	6/2026	(35,499,750)	(137,069)
ICE Long GILT Futures (United Kingdom)	(23)	6/2026	(2,903,701)	(36,266)

TOTAL SHORT				(173,335)

TOTAL FUTURES CONTRACTS				8,543,625
The notional amount of long futures as a percentage of Net Assets is 6.9%.
The notional amount of short futures as a percentage of Net Assets is 0.1%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	200,000	USD	146,692	BNP Paribas SA	3/2026	(70)
EUR	243,000	USD	288,055	JPMorgan Chase Bank NA	4/2026	(173)
EUR	362,000	USD	428,005	JPMorgan Chase Bank NA	4/2026	856
EUR	611,000	USD	723,409	Royal Bank of Canada	4/2026	442
GBP	1,197,000	USD	1,616,756	BNP Paribas SA	3/2026	(3,619)
USD	1,572,100	AUD	2,256,000	JPMorgan Chase Bank NA	4/2026	(32,982)
USD	287,411	CAD	391,000	BNP Paribas SA	4/2026	106
USD	3,129,289	CAD	4,241,000	Bank of America NA	4/2026	13,021
USD	261,834	EUR	221,000	BNP Paribas SA	4/2026	15
USD	119,921,847	EUR	99,850,000	BNP Paribas SA	4/2026	1,629,652
USD	596,592	EUR	500,000	JPMorgan Chase Bank NA	4/2026	4,242
USD	431,573	EUR	364,000	JPMorgan Chase Bank NA	4/2026	343
USD	490,310	EUR	414,000	JPMorgan Chase Bank NA	4/2026	(156)
USD	286,112	EUR	242,000	JPMorgan Chase Bank NA	4/2026	(585)
USD	141,317	EUR	118,000	State Street Bank & Trust Co	4/2026	1,522
USD	299,073	GBP	221,000	BNP Paribas SA	4/2026	1,191
USD	1,617,004	GBP	1,197,000	BNP Paribas SA	4/2026	3,585
USD	974,446	GBP	715,000	Citibank NA	4/2026	10,708
USD	25,191,158	GBP	18,305,000	Goldman Sachs Bank USA	4/2026	518,107
USD	139,823	GBP	104,000	JPMorgan Chase Bank NA	4/2026	(357)
USD	1,396,800	GBP	1,023,000	JPMorgan Chase Bank NA	4/2026	17,913
USD	4,014,199	JPY	610,200,000	BNP Paribas SA	4/2026	88,062
USD	6,128,785	JPY	931,750,000	Royal Bank of Canada	4/2026	133,737

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,385,560
Unrealized Appreciation						2,423,502
Unrealized Depreciation						(37,942)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	(75)	(309)	(384)
CMBX AAA Series 16 Index		4/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,295,469	17,568	(55,591)	(38,023)
CMBX AAA Series 16 Index		4/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		1,398,078	7,453	(16,272)	(8,819)
CMBX AAA Series 16 Index		4/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,387,093	50,044	(79,466)	(29,422)
CMBX AAA Series 16 Index		4/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		3,295,469	17,568	(30,899)	(13,331)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,100,000	(11,451)	(16,629)	(28,080)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		7,000,000	(8,808)	22,199	13,391
Generali 4.125% 5/4/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,650,000	(6,319)	4,318	(2,001)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	310,000	1,049	720	1,769
Commerzbank AG 4% 12/5/2030		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,350,000	7,006	(15,373)	(8,367)
Societe Generale SA 5.25% 9/6/2032		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,250,000	(1,459)	(16,441)	(17,900)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	490,000	3,346	(1,702)	1,644
Commerzbank AG 4% 1/21/2038		6/2031	Citibank NA	(1%)	Quarterly	EUR	315,000	4,467	(2,185)	2,282
Deutsche Bank AG 5.625% 5/19/2031		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,200,000	11,283	(19,864)	(8,581)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	340,000	6,373	(4,309)	2,064
Heidelberg Materials AG 3.75% 5/31/2032		12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	1,630,000	(397,087)	362,198	(34,889)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	365,000	(94,616)	92,084	(2,532)
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	336,536	(134,331)	202,205
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		1,100,000	176,281	(71,756)	104,525
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		400,000	64,102	(27,934)	36,168
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	64,102	(58,425)	5,677
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		600,000	96,153	(86,534)	9,619
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	128,204	(113,155)	15,049
UniCredit SpA 5.375% 4/16/2034		12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,450,000	(7,487)	(8,639)	(16,126)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	315,000	874	(913)	(39)
Allianz SE 2.121% 7/8/2050		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,050,000	(18,814)	22,031	3,217
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		180,000	30,133	(42,138)	(12,005)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		30,000	5,022	(7,554)	(2,532)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	30,133	(49,281)	(19,148)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	16,740	(27,657)	(10,917)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		350,000	58,591	(101,016)	(42,425)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	18,414	(31,886)	(13,472)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	150,663	(193,781)	(43,118)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		170,000	28,459	(44,756)	(16,297)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	28,459	(38,503)	(10,044)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	30,133	(39,673)	(9,540)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	30,133	(28,826)	1,307
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		340,000	56,917	(54,860)	2,057
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	217,624	(195,994)	21,630
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	181,364	(176,558)	4,806
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		700,000	105,796	(110,180)	(4,384)
BMW Finance NV 0.75% 7/13/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,700,000	(83,041)	62,585	(20,456)
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	(19,005)	18,483	(522)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,900,000	152,739	(93,697)	59,042
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	104,505	(51,123)	53,382
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,200,000	96,467	(44,917)	51,550
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	48,233	(23,103)	25,130
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	64,311	(30,349)	33,962
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	80,389	(35,641)	44,748
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	56,272	(49,562)	6,710
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		700,000	56,272	(56,787)	(515)
Aviva PLC 6.125% 11/14/2036		12/2030	Citibank NA	(1%)	Quarterly	EUR	1,600,000	1,531	417	1,948
Aviva PLC 6.125% 11/14/2036		6/2031	Citibank NA	(1%)	Quarterly	EUR	290,000	2,380	85	2,465
Allianz SE 3.099% 7/6/2047		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	220,000	(945)	2,699	1,754
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,400,000	(11,348)	2,931	(8,417)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	555,000	(440)	968	528
5Y CDX EMIG CDSI Series 44 Index		12/2030	ICE	(1%)	Quarterly		4,185,000	2,651	0	2,651

TOTAL BUY PROTECTION								1,985,845	(1,696,851)	288,994
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	75	450	525
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		16,100,000	(189,138)	209,437	20,299
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,000,000	(23,495)	22,412	(1,083)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly		2,900,000	(34,068)	31,731	(2,337)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,100,000	(36,418)	32,257	(4,161)
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly		6,091,624	(2,600)	282	(2,318)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,700,000	(45,047)	44,660	(387)

TOTAL SELL PROTECTION								(330,691)	341,229	10,538
TOTAL CREDIT DEFAULT SWAPS								1,655,154	(1,355,622)	299,532

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	473,110,000	(996,344)	0	(996,344)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	11,680,000	547,554	0	547,554
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	7,644,000	(15,788)	0	(15,788)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	137,036,000	(865,908)	0	(865,908)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	231,133,000	(1,408,363)	0	(1,408,363)
TOTAL INTEREST RATE SWAPS							(2,738,849)	0	(2,738,849)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $414,269.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,636,138.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $15,364,505.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,232,163.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Level 3 security.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,553,969 and $2,522,548, respectively.

(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Non-income producing - Security is in default.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,529,973,216 or 18.0% of net assets.

(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $159,293,921 or 0.6% of net assets.

(q)	Zero coupon bond which is issued at a discount.
(r)	Non-income producing.
(s)	Security or a portion of the security is on loan at period end.
(t)	Security is perpetual in nature with no stated maturity date.
(u)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	529,056,061	4,068,674,221	3,863,288,749	14,698,883	20,882	-	734,462,415	734,315,551	1.2%
Fidelity Securities Lending Cash Central Fund	35,487,200	88,745,679	69,255,894	99,923	(103)	(1)	54,976,881	54,971,384	0.2%
Total	564,543,261	4,157,419,900	3,932,544,643	14,798,806	20,779	(1)	789,439,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,002,355,346	-	2,002,355,346	-

Bank Loan Obligations
Communication Services	79,717,696	-	79,656,243	61,453
Consumer Discretionary	228,182,373	-	228,109,327	73,046
Consumer Staples	29,812,846	-	28,030,930	1,781,916
Energy	41,794,522	-	41,507,940	286,582
Financials	124,594,924	-	124,594,924	-
Health Care	114,828,334	-	114,637,271	191,063
Industrials	191,692,329	-	188,522,843	3,169,486
Information Technology	195,426,689	-	193,446,287	1,980,402
Materials	121,970,763	-	120,738,224	1,232,539
Real Estate	1,611,625	-	1,611,625	-
Utilities	26,395,105	-	26,395,105	-

Bank Notes
Financials	1,825,193	-	1,825,193	-

Collateralized Mortgage Obligations	471,668,478	-	471,668,478	-

Commercial Mortgage Securities	1,097,382,822	-	1,096,103,500	1,279,322

Common Stocks
Communication Services	2,679,974	-	-	2,679,974
Energy	819,052	18,977	-	800,075
Financials	1,023	1	-	1,022
Health Care	440,636	-	-	440,636
Industrials	1,165,386	279,188	630,152	256,046
Materials	2	-	-	2

Convertible Corporate Bonds
Communication Services	9,387,001	-	9,387,001	-
Energy	2,835,182	-	2,835,182	-
Financials	5,235,310	-	5,235,310	-
Information Technology	9,412,262	-	9,412,262	-
Utilities	2,069,196	-	2,069,196	-

Convertible Preferred Stocks
Consumer Discretionary	1,917,058	-	1,917,058	-
Financials	2,201,619	-	-	2,201,619
Information Technology	2,254,281	-	2,254,281	-

Foreign Government and Government Agency Obligations	281,365,994	-	281,365,994	-

Non-Convertible Corporate Bonds
Communication Services	473,830,834	-	473,830,834	-
Consumer Discretionary	178,323,555	-	178,323,555	-
Consumer Staples	157,711,675	-	157,711,675	-
Energy	886,046,148	-	886,046,148	-
Financials	2,613,458,769	-	2,613,458,769	-
Health Care	325,712,795	-	325,712,795	-
Industrials	333,348,316	-	333,348,316	-
Information Technology	321,392,747	-	321,392,747	-
Materials	206,647,572	-	206,647,572	-
Real Estate	362,443,696	-	362,443,696	-
Utilities	271,736,112	-	271,729,579	6,533

Non-Convertible Preferred Stocks
Information Technology	1,915,700	1,915,700	-	-

Preferred Securities
Communication Services	1,102,432	-	1,102,432	-
Consumer Discretionary	1,328,279	-	1,328,279	-
Consumer Staples	1,198,115	-	1,198,115	-
Energy	9,989,569	-	9,989,542	27
Financials	14,419,161	-	13,788,832	630,329
Industrials	6,186,794	-	6,186,794	-
Information Technology	402,618	-	402,618	-
Materials	3,736,090	-	3,736,090	-
Real Estate	2,323,437	-	2,323,437	-
Utilities	138,996	-	138,996	-

U.S. Government Agency - Mortgage Securities	4,965,776,750	-	4,965,776,750	-

U.S. Treasury Obligations	10,968,693,266	-	10,968,693,266	-

Money Market Funds	789,439,296	789,439,296	-	-

Purchased Swaptions	6,104,454	-	6,104,454	-
Total Investments in Securities:	27,954,450,197	791,653,162	27,145,724,963	17,072,072
Derivative Instruments:

Assets
Futures Contracts	8,717,022	8,717,022	-	-
Forward Foreign Currency Contracts	2,423,502	-	2,423,502	-
Swaps	3,194,369	-	3,194,369	-
Total Assets	14,334,893	8,717,022	5,617,871	-

Liabilities
Futures Contracts	(173,397)	(173,397)	-	-
Forward Foreign Currency Contracts	(37,942)	-	(37,942)	-
Swaps	(4,278,064)	-	(4,278,064)	-
Total Liabilities	(4,489,403)	(173,397)	(4,316,006)	-
Total Derivative Instruments:	9,845,490	8,543,625	1,301,865	-
Other Financial Instruments:

TBA Sale Commitments	(1,666,928,910)	-	(1,666,928,910)	-
Total Other Financial Instruments:	(1,666,928,910)	-	(1,666,928,910)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	2,646,815	(991,661)
Total Credit Risk	2,646,815	(991,661)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	2,423,502	(37,942)
Total Foreign Exchange Risk	2,423,502	(37,942)
Interest Rate Risk
Futures Contracts (d)	8,717,022	(173,397)
Purchased Swaptions (e)	6,104,454	-
Swaps (a)	547,554	(3,286,403)
Total Interest Rate Risk	15,369,030	(3,459,800)
Total Value of Derivatives	20,439,347	(4,489,403)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Fidelity® Total Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,955,709) - See accompanying schedule:
Unaffiliated issuers (cost $26,758,420,694)	$27,165,010,901
Fidelity Central Funds (cost $789,439,296)	789,439,296

Total Investment in Securities (cost $27,547,859,990)		$27,954,450,197
Cash		3,721,394
Foreign currency held at value (cost $872,662)		873,870
Receivable for investments sold		36,761,216
Receivable for TBA sale commitments		1,661,235,976
Unrealized appreciation on forward foreign currency contracts		2,423,502
Receivable for swaps		44,942
Receivable for fund shares sold		83,882,905
Dividends receivable		78,239
Interest receivable		212,892,751
Distributions receivable from Fidelity Central Funds		1,704,863
Receivable for daily variation margin on futures contracts		4,264,741
Receivable for daily variation margin on centrally cleared swaps		5,639
Bi-lateral OTC swaps, at value		2,644,164
Total assets		29,964,984,399
Liabilities
Payable for investments purchased
Regular delivery	$243,092,368
Delayed delivery	2,725,403,669
TBA sale commitments, at value	1,666,928,910
Unrealized depreciation on forward foreign currency contracts	37,942
Distributions payable	86,747,122
Bi-lateral OTC swaps, at value	991,661
Accrued management fee	7,396,209
Payable for daily variation margin on centrally cleared swaps	1,112,349
Other payables and accrued expenses	52,570
Collateral on securities loaned	54,976,985
Total liabilities		4,786,739,785
Net Assets		$25,178,244,614
Net Assets consist of:
Paid in capital		$24,947,541,751
Total accumulated earnings (loss)		230,702,863
Net Assets		$25,178,244,614
Net Asset Value, offering price and redemption price per share ($25,178,244,614 ÷ 540,602,000 shares)		$46.57
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$1,195,242
Interest		547,674,461
Income from Fidelity Central Funds (including $99,923 from security lending)		14,798,806
Total income		563,668,509
Expenses
Management fee	$41,098,078
Independent trustees' fees and expenses	23,290
Legal	711
Total expenses before reductions	41,122,079
Expense reductions	(67,148)
Total expenses after reductions		41,054,931
Net Investment income (loss)		522,613,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	47,745,968
Fidelity Central Funds	20,779
Forward foreign currency contracts	(691,036)
Foreign currency transactions	127,930
Futures contracts	8,033,487
Swaps	(4,118,819)
Total net realized gain (loss)		51,118,309
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	315,219,696
Fidelity Central Funds	(1)
Forward foreign currency contracts	903,554
Assets and liabilities in foreign currencies	(54,904)
Futures contracts	2,924,951
Swaps	3,718,955
TBA sale commitments	2,903,310
Total change in net unrealized appreciation (depreciation)		325,615,561
Net gain (loss)		376,733,870
Net increase (decrease) in net assets resulting from operations		$899,347,448
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$522,613,578	$830,329,261
Net realized gain (loss)	51,118,309	(63,137,478)
Change in net unrealized appreciation (depreciation)	325,615,561	(18,783,509)
Net increase (decrease) in net assets resulting from operations	899,347,448	748,408,274
Distributions to shareholders	(540,009,558)	(810,943,840)

Share transactions
Proceeds from sales of shares	4,427,912,861	9,183,759,216
Cost of shares redeemed	-	(326,589,414)

Net increase (decrease) in net assets resulting from share transactions	4,427,912,861	8,857,169,802
Total increase (decrease) in net assets	4,787,250,751	8,794,634,236

Net Assets
Beginning of period	20,390,993,863	11,596,359,627
End of period	$25,178,244,614	$20,390,993,863

Other Information
Shares
Sold	95,600,000	201,200,000
Redeemed	-	(7,250,000)
Net increase (decrease)	95,600,000	193,950,000

Financial Highlights
Fidelity® Total Bond ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.82	$46.19	$44.72	$46.49	$53.63	$54.71
Income from Investment Operations
Net investment income (loss) A,B	1.059	2.196	2.223	1.935	1.120	.988
Net realized and unrealized gain (loss)	.770	(.471)	1.348	(1.858)	(7.137)	.023
Total from investment operations	1.829	1.725	3.571	.077	(6.017)	1.011
Distributions from net investment income	(1.079)	(2.095)	(2.101)	(1.847)	(1.123)	(.951) C
Distributions from net realized gain	-	-	-	-	-	(1.143) C
Total distributions	(1.079)	(2.095)	(2.101)	(1.847)	(1.123)	(2.094)
Net asset value, end of period	$46.57	$45.82	$46.19	$44.72	$46.49	$53.63
Total Return D,E,F	4.02%	3.88%	8.24%	.20%	(11.32)%	1.90%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.36% I	.36%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36 % I	.36%	.36%	.36%	.36%	.36% I
Expenses net of all reductions, if any	.36% I	.36%	.36%	.36%	.36%	.36% I
Net investment income (loss)	4.62% I	4.84%	4.96%	4.29%	2.24%	1.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$25,178,245	$20,390,994	$11,596,360	$4,731,167	$2,289,659	$2,048,646
Portfolio turnover rate J,K	172 % I	246%	313%	233%	48%	117%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Tactical Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Low Duration Bond ETF, of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, contingent interest, redemptions in-kind, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Corporate Bond ETF	340,077,495	7,559,950	(5,999,956)	1,559,994
Fidelity Investment Grade Bond ETF	498,434,147	7,828,384	(1,031,373)	6,797,011
Fidelity Investment Grade Securitized ETF	7,411,039,564	129,314,807	(15,898,307)	113,416,500
Fidelity Limited Term Bond ETF	376,148,178	4,362,046	(1,030,826)	3,331,220
Fidelity Low Duration Bond ETF	406,432,619	1,238,758	(18,349)	1,220,409
Fidelity Low Duration Bond Factor ETF	1,367,377,209	6,930,181	(290,905)	6,639,276
Fidelity Tactical Bond ETF	37,330,224	1,130,573	(375,398)	755,175
Fidelity Total Bond ETF	27,554,504,550	603,467,403	(200,605,511)	402,861,892

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Corporate Bond ETF	(6,194,637)	(10,745,409)	(16,940,046)
Fidelity Investment Grade Bond ETF	(242,133)	(642,457)	(884,590)
Fidelity Investment Grade Securitized ETF	(4,362,365)	(818,274)	(5,180,639)
Fidelity Limited Term Bond ETF	(2,109,085)	(5,223,248)	(7,332,333)
Fidelity Low Duration Bond Factor ETF	(871,731)	(3,809,274)	(4,681,005)
Fidelity Tactical Bond ETF	(219,023)	(186,212)	(405,235)
Fidelity Total Bond ETF	(57,969,702)	(147,042,705)	(205,012,407)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Securitized ETF
Credit Risk
Swaps	(417,296)	505,918
Total Credit Risk	(417,296)	505,918
Interest Rate Risk
Futures Contracts	(431,010)	1,257,647
Purchased Options	(3,096,384)	1,157,013
Swaps	(2,621,314)	2,179,775
Total Interest Rate Risk	(6,148,708)	4,594,435
Totals	(6,566,004)	5,100,353
Fidelity Limited Term Bond ETF
Interest Rate Risk
Futures Contracts	90,660	67,372
Total Interest Rate Risk	90,660	67,372
Totals	90,660	67,372
Fidelity Tactical Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	(22,851)	16,148
Total Foreign Exchange Risk	(22,851)	16,148
Interest Rate Risk
Futures Contracts	1,812	(1,806)
Total Interest Rate Risk	1,812	(1,806)
Totals	(21,039)	14,342
Fidelity Total Bond ETF
Credit Risk
Swaps	(1,286,471)	871,925
Total Credit Risk	(1,286,471)	871,925
Foreign Exchange Risk
Forward Foreign Currency Contracts	(691,036)	903,554
Total Foreign Exchange Risk	(691,036)	903,554
Interest Rate Risk
Futures Contracts	8,033,487	2,924,951
Purchased Options	(2,608,196)	675,439
Swaps	(2,832,348)	2,847,030
Total Interest Rate Risk	2,592,943	6,447,420
Totals	615,436	8,222,899

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Investment Grade Securitized ETF	666,929,053
Fidelity Limited Term Bond ETF	35,545,367

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period., unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Investment Grade Securitized ETF	Purchased Swaptions	574,433,333

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period., unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Investment Grade Securitized ETF	1,078,715,503

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond ETF	51,056,681	32,302,160
Fidelity Investment Grade Bond ETF	99,012,850	155,836,515
Fidelity Investment Grade Securitized ETF	9,148,227,797	9,061,661,194
Fidelity Limited Term Bond ETF	53,179,913	32,724,877
Fidelity Low Duration Bond ETF	91,268,311	70,645,336
Fidelity Low Duration Bond Factor ETF	139,559,405	98,891,261
Fidelity Tactical Bond ETF	7,190,825	5,634,805
Fidelity Total Bond ETF	10,084,578,202	9,918,272,353

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Corporate Bond ETF	59,588,585	8,790,908
Fidelity Investment Grade Bond ETF	131,003,956	-
Fidelity Limited Term Bond ETF	101,498,577	-
Fidelity Low Duration Bond ETF	13,311,615	-
Fidelity Low Duration Bond Factor ETF	398,926,490	40,744,143
Fidelity Tactical Bond ETF	8,467,801	3,346,295
Fidelity Total Bond ETF	2,771,341,040	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain expenses such as interest expense. For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fee Rate
Fidelity Corporate Bond ETF	.36%
Fidelity Investment Grade Bond ETF	.36%
Fidelity Investment Grade Securitized ETF	.36%
Fidelity Limited Term Bond ETF	.25%
Fidelity Low Duration Bond ETF	.20%
Fidelity Low Duration Bond Factor ETF	.15%
Fidelity Tactical Bond ETF	.55%
Fidelity Total Bond ETF	.36%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Tactical Bond ETF	1
Fidelity Total Bond ETF	91

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:
Amount ($)
Fidelity Total Bond ETF	3,244
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Low Duration Bond Factor ETF	990	-	-
Fidelity Tactical Bond ETF	35	-	-
Fidelity Total Bond ETF	10,771	-	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Corporate Bond ETF	307
Fidelity Investment Grade Bond ETF	632
Fidelity Investment Grade Securitized ETF	2,669
Fidelity Limited Term Bond ETF	1,545
Fidelity Low Duration Bond ETF	3,083
Fidelity Low Duration Bond Factor ETF	815
Fidelity Tactical Bond ETF	1,120
Fidelity Total Bond ETF	67,148
10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily market-to-market value of the deposit securities not yet received.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
Each Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Corporate Bond ETF
Fidelity Investment Grade Bond ETF
Fidelity Investment Grade Securitized ETF
Fidelity Limited Term Bond ETF
Fidelity Low Duration Bond ETF
Fidelity Low Duration Bond Factor ETF
Fidelity Tactical Bond ETF
Fidelity Total Bond ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods (except for Fidelity Low Duration Bond Factor ETF), measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). For Fidelity Low Duration Bond Factor ETF, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track and a peer group. The Board also periodically considers Fidelity Low Duration Bond Factor ETF's tracking error versus its benchmark index. The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. For Fidelity Low Duration Bond Factor ETF, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group, if applicable, for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group of each fund; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group of each fund; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to the asset-sized peer group. The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that, except Fidelity Corporate Bond ETF and Fidelity Tactical Bond ETF, each fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. For each of Fidelity Corporate Bond ETF and Fidelity Tactical Bond ETF, the information provided to the Board indicated that the management fee rate ranked above the competitive median of the total peer group for 2024. The information provided to the Board indicated that the management fee rate ranked above the competitive median of the asset-sized peer group for 2024 for Fidelity Corporate Bond ETF and below the competitive median of the asset-sized peer group for 2024 for Fidelity Tactical Bond ETF. Further, the information provided to the Board indicated that the total expense ratio of each fund, except Fidelity Corporate Bond ETF, ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board considered that Fidelity Corporate Bond ETF and Fidelity Tactical Bond ETF have an all-inclusive management fee structure, which covers expenses for services beyond portfolio management. The Board also considered that, although approximately half of the industry's ETFs charge an all-inclusive management fee, because the other half do not, Fidelity believes that management fee comparisons are particularly unhelpful in the context of these funds and that total expense comparisons are more useful. The Board further considered that, when compared to the total expenses of its competitors, Fidelity Tactical Bond ETF ranked below its competitive medians.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2026.

1.9864853.111
FIXETF-SANN-0426
Fidelity® AAA CLO ETF

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® AAA CLO ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 91.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 7.5%
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (b)(c)(d)	250,000	251,045
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (b)(c)(d)	250,000	250,855
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (b)(c)(d)	500,000	501,398
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (b)(c)(d)	250,000	250,000
Wellington Management CLO Ltd Series 2025-4A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/18/2038 (b)(c)(d)	250,000	249,973
TOTAL BAILIWICK OF JERSEY		1,503,271
BERMUDA - 2.5%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (b)(c)(d)	250,000	249,999
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 1/15/2037 (b)(c)(d)	250,000	250,723
TOTAL BERMUDA		500,722
GRAND CAYMAN (UK OVERSEAS TER) - 77.9%
Agl Clo 19 Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.3%, 4.9697% 7/21/2038 (b)(c)(d)	250,000	250,912
AGL CLO Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.15%, 4.981% 10/22/2037 (b)(c)(d)	250,000	250,314
Agl Core CLO Ltd / Agl Core CLO LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0476% 10/20/2037 (b)(c)(d)	250,000	250,839
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (b)(c)(d)	250,000	250,788
Aimco Clo 23 Ltd Series 2025-23A Class A, CME Term SOFR 3 month Index + 1.13%, 4.7976% 4/20/2038 (b)(c)(d)	542,350	542,213
Aimco CLO Ser / Aimco CLO Ser LLC Series 2024-AA Class AR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 10/17/2037 (b)(c)(d)	250,000	250,785
Apidos Clo LV Series 2025-55A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.9323% 1/20/2039 (b)(c)(d)	250,000	250,732
Apidos Clo Series 2025-46A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.1125% 10/24/2038 (b)(c)(d)	250,000	250,499
Ares Loan Funding VIII Ltd Series 2025-ALF8 Class A1, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/24/2038 (b)(c)(d)	750,000	752,111
Bbam US Clo I Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8722% 3/30/2038 (b)(c)(d)	250,000	249,620
Benefit Street Partners Clo Xx Ltd Series 2025-20A Class ARR, CME Term SOFR 3 month Index + 1.29%, 4.9622% 7/15/2037 (b)(c)(d)	500,000	499,999
Bryant Park Funding Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8722% 4/15/2038 (b)(c)(d)	320,000	319,358
Bsp Series 2025-41A Class A, CME Term SOFR 3 month Index + 1.3%, 4.968% 7/25/2038 (b)(c)(d)	250,000	250,636
Carlyle Global Market Strategies Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2038 (b)(c)(d)	250,000	250,499
Carlyle Us CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.49%, 5.1576% 7/20/2037 (b)(c)(d)	250,000	250,175
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (b)(c)(d)	250,000	250,830
CIFC Funding Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.8613% 1/24/2039 (b)(c)(d)	250,000	250,410
Diameter Cap Ltd / LLC Series 2025-5A Class A1R, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2039 (b)(c)(d)	250,000	249,822
Diameter Capital Clo Ltd Series 2026-4A Class ARR, CME Term SOFR 3 month Index + 1.23%, 4.8981% 1/15/2039 (b)(c)(d)	250,000	249,849
Elmwood Clo III Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.38%, 5.0476% 7/18/2037 (b)(c)(d)	250,000	250,554
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (b)(c)(d)	250,000	249,999
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(d)	250,000	249,999
Madison Park Funding Ltd Series 2025-63A Class A1R, CME Term SOFR 3 month Index + 1.4%, 5.0697% 7/21/2038 (b)(c)(d)	250,000	251,342
Madison Park Funding Ltd Series 2026-61A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.8647% 1/20/2039 (b)(c)(d)	250,000	250,437
Magnetite Xlii Ltd Series 2024-42A Class A1, CME Term SOFR 3 month Index + 1.31%, 4.978% 1/25/2038 (b)(c)(d)	250,000	250,815
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (b)(c)(d)	250,000	250,216
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(d)	500,000	500,528
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (b)(c)(d)	250,000	250,511
Neuberger Berman Loan Advisers CLO Ltd Series 2025-59A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.961% 1/23/2039 (b)(c)(d)	250,000	250,870
Oak Hill Credit Partners Ltd Series 2025-15RA Class A, CME Term SOFR 3 month Index + 1.29%, 4.9576% 7/20/2038 (b)(c)(d)	500,000	502,434
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (b)(c)(d)	500,000	500,513
Oaktree Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 1/15/2038 (b)(c)(d)	500,000	501,984
Oaktree CLO Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8622% 1/15/2038 (b)(c)(d)	500,000	500,426
Ocp CLO Ltd / Ocp CLO LLC Series 2024-18A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0376% 7/20/2037 (b)(c)(d)	250,000	250,819
OCP CLO Ltd Series 2025-19A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (b)(c)(d)	250,000	250,174
Ocp CLO Ltd Series 2025-21A Class AR, CME Term SOFR 3 month Index + 1.18%, 4.8476% 1/20/2038 (b)(c)(d)	250,000	250,173
Octagon 75 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8692% 1/22/2038 (b)(c)(d)	250,000	249,999
Palmer Square CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (b)(c)(d)	250,000	250,858
Palmer Square CLO Ltd Series 2025-3A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9676% 7/20/2037 (b)(c)(d)	250,000	250,975
Palmer Square CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9622% 10/15/2038 (b)(c)(d)	250,000	251,100
Palmer Square Loan Funding Ltd Series 2026-1A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.8096% 10/15/2032 (b)(c)(d)	250,000	250,044
Regatta Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.838% 3/25/2038 (b)(c)(d)	250,000	250,103
Regatta Funding Ltd Series 2025-3A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/20/2038 (b)(c)(d)	250,000	251,430
Regatta Xxii Funding Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9333% 1/15/2039 (b)(c)(d)	250,000	250,749
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0322% 10/15/2039 (b)(c)(d)	250,000	250,798
Rr 36 Ltd / Rr 36 LLC Series 2025-36RA Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9622% 1/15/2040 (b)(c)(d)	500,000	501,981
Texas Debt Capital Clo 2023-I Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 4.9676% 7/20/2038 (b)(c)(d)	387,000	387,555
Voya CLO Ltd Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.0092% 10/17/2032 (b)(c)(d)	294,563	295,428
Voya CLO Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.17%, 4.8376% 4/20/2038 (b)(c)(d)	250,000	250,248
Warwick Capital CLO Ltd Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.3%, 5.2519% 10/21/2038 (b)(c)(d)	250,000	250,656
Wonder Lake Park CLO Ltd Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6087% 7/24/2038 (b)(c)(d)	250,000	250,811
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		15,574,920
MULTI-NATIONAL - 1.3%
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (b)(c)(d)	250,000	250,793
UNITED STATES - 2.5%
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (b)(c)(d)	250,000	249,875
Pstat Series 2026-2A Class A2R, CME Term SOFR 3 month Index + 1.15%, 1.15% 1/15/2033 (b)(c)(d)	250,000	249,999
TOTAL UNITED STATES		499,874
TOTAL ASSET-BACKED SECURITIES (Cost $18,332,208)		18,329,580

Money Market Funds - 13.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,599,962)	3.70	2,599,442	2,599,962

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $20,932,170)	20,929,542
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(932,889)
NET ASSETS - 100.0%	19,996,653

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,329,580 or 91.7% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,366,221	2,766,259	5,736	-	-	2,599,962	2,599,442	0.0%
Total	-	5,366,221	2,766,259	5,736	-	-	2,599,962

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	18,329,580	-	18,329,580	-

Money Market Funds	2,599,962	2,599,962	-	-
Total Investments in Securities:	20,929,542	2,599,962	18,329,580	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $18,332,208)	$18,329,580
Fidelity Central Funds (cost $2,599,962)	2,599,962

Total Investment in Securities (cost $20,932,170)		$20,929,542
Interest receivable		108,307
Distributions receivable from Fidelity Central Funds		5,736
Total assets		21,043,585
Liabilities
Payable for investments purchased	$1,000,132
Distributions payable	46,800
Total liabilities		1,046,932
Net Assets		$19,996,653
Net Assets consist of:
Paid in capital		$20,000,000
Total accumulated earnings (loss)		(3,347)
Net Assets		$19,996,653
Net Asset Value, offering price and redemption price per share ($19,996,653 ÷ 400,000 shares)		$49.99
Statement of Operations
For the period February 10, 2026 (commencement of operations) through February 28, 2026 (Unaudited)
Investment Income
Interest		$40,345
Income from Fidelity Central Funds		5,736
Total income		46,081
Expenses
Management fee	$2,283
Total expenses before reductions	2,283
Expense reductions	(2,283)
Net Investment income (loss)		46,081
Change in net unrealized appreciation (depreciation) on investment securities		(2,628)
Net gain (loss)		(2,628)
Net increase (decrease) in net assets resulting from operations		$43,453
Statement of Changes in Net Assets

For the period February 10, 2026 (commencement of operations) through February 28, 2026 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,081
Change in net unrealized appreciation (depreciation)	(2,628)
Net increase (decrease) in net assets resulting from operations	43,453
Distributions to shareholders	(46,800)

Share transactions
Proceeds from sales of shares	20,000,000

Net increase (decrease) in net assets resulting from share transactions	20,000,000
Total increase (decrease) in net assets	19,996,653

Net Assets
Beginning of period	-
End of period	$19,996,653

Other Information
Shares
Sold	400,000
Net increase (decrease)	400,000

Financial Highlights
Fidelity® AAA CLO ETF

Six months ended February 28, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.115
Net realized and unrealized gain (loss)	(.008)
Total from investment operations	.107
Distributions from net investment income	(.117)
Total distributions	(.117)
Net asset value, end of period	$49.99
Total Return D,E,F	.22%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I
Expenses net of fee waivers, if any	- % I
Expenses net of all reductions, if any	-% I
Net investment income (loss)	4.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$19,997
Portfolio turnover rate J	0%

AFor the period February 10, 2026 (commencement of operations) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity AAA CLO ETF (the Fund) is a non-diversified exchange-traded fund of Fidelity Merrimack Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,635
Gross unrealized depreciation	(9,263)
Net unrealized appreciation (depreciation)	$(2,628)
Tax cost	$20,932,170

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity AAA CLO ETF	18,332,322	-
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .20% of average net assets until January 31, 2027. For the period, management fees were reduced by $2,283.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity AAA CLO ETF
At its September 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have a similar investment process as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed all-inclusive management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper), regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons.
Based on its review, the Board concluded that the management fee and the projected total expenses of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be approved through September 30, 2027.

1.9921379.100
ACLO-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026